UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Corporate Bond Fund

May 31, 2010

1.907009.100

CBD-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.7%
Household Durables - 0.6%
Fortune Brands, Inc. 5.375% 1/15/16	$ 100,000	$ 106,493
Media - 4.9%
CBS Corp. 5.75% 4/15/20	100,000	102,103
Comcast Corp. 6.4% 3/1/40	100,000	105,190
Discovery Communications LLC 6.35% 6/1/40 (c)	100,000	100,671
NBC Universal, Inc. 6.4% 4/30/40 (a)	100,000	103,814
News America, Inc. 6.9% 8/15/39	100,000	111,160
Time Warner Cable, Inc. 6.75% 7/1/18	100,000	112,619
Time Warner, Inc. 6.2% 3/15/40	100,000	100,314
Viacom, Inc. 6.125% 10/5/17	100,000	111,555
		847,426
Multiline Retail - 0.2%
Nordstrom, Inc. 4.75% 5/1/20	40,000	40,155
TOTAL CONSUMER DISCRETIONARY		994,074
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.6%
Wal-Mart Stores, Inc. 5.625% 4/1/40	100,000	104,221
Food Products - 1.2%
Kraft Foods, Inc.:
6.125% 2/1/18	100,000	110,392
6.5% 2/9/40	100,000	106,159
		216,551
Tobacco - 0.8%
Altria Group, Inc. 10.2% 2/6/39	100,000	129,153
TOTAL CONSUMER STAPLES		449,925
ENERGY - 4.0%
Energy Equipment & Services - 1.1%
DCP Midstream LLC 5.35% 3/15/20 (a)	100,000	99,969
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	100,000	101,080
		201,049
Oil, Gas & Consumable Fuels - 2.9%
Kinder Morgan Energy Partners LP:
5.3% 9/15/20	100,000	98,837
6.55% 9/15/40	2,000	1,969
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midcontinent Express Pipel LLC 5.45% 9/15/14 (a)	$ 100,000	$ 104,369
Petrobras International Finance Co. Ltd. 5.75% 1/20/20	200,000	198,484
Williams Partners LP 3.8% 2/15/15 (a)	100,000	99,927
		503,586
TOTAL ENERGY		704,635
FINANCIALS - 17.0%
Capital Markets - 3.2%
Goldman Sachs Group, Inc. 5.375% 3/15/20	200,000	192,949
JPMorgan Chase Capital XX 6.55% 9/29/36	200,000	187,581
Morgan Stanley:
4.1% 1/26/15	100,000	95,864
5.5% 1/26/20	100,000	94,689
		571,083
Commercial Banks - 0.6%
HSBC Holdings PLC 6.5% 9/15/37	100,000	101,529
Consumer Finance - 0.8%
General Electric Capital Corp. 5.875% 1/14/38	150,000	140,395
Diversified Financial Services - 4.0%
Capital One Capital VI 8.875% 5/15/40	100,000	103,086
Citigroup, Inc.:
6.5% 8/19/13	200,000	210,639
8.5% 5/22/19	100,000	117,169
JPMorgan Chase & Co. 6.3% 4/23/19	150,000	163,286
TECO Finance, Inc. 5.15% 3/15/20	100,000	101,505
		695,685
Insurance - 2.0%
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	350,000	354,376
Real Estate Investment Trusts - 1.8%
Developers Diversified Realty Corp. 7.5% 4/1/17	100,000	99,520
Equity One, Inc. 6.25% 12/15/14	100,000	103,403
Federal Realty Investment Trust 5.95% 8/15/14	100,000	108,831
		311,754
Real Estate Management & Development - 2.4%
Brandywine Operating Partnership LP 5.75% 4/1/12	100,000	103,731
Duke Realty LP 5.4% 8/15/14	100,000	102,705
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP 6.625% 3/15/12	$ 100,000	$ 107,870
Liberty Property LP 5.125% 3/2/15	100,000	102,565
		416,871
Thrifts & Mortgage Finance - 2.2%
Bank of America Corp.:
4.5% 4/1/15	200,000	198,789
5.65% 5/1/18	125,000	125,719
First Niagara Financial Group, Inc. 6.75% 3/19/20	65,000	68,010
		392,518
TOTAL FINANCIALS		2,984,211
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Abbott Laboratories 5.3% 5/27/40	100,000	98,230
INDUSTRIALS - 0.6%
Road & Rail - 0.6%
Burlington Northern Santa Fe LLC 5.75% 5/1/40	100,000	100,427
INFORMATION TECHNOLOGY - 0.6%
Office Electronics - 0.6%
Xerox Corp. 4.25% 2/15/15	100,000	102,409
MATERIALS - 0.5%
Chemicals - 0.5%
Dow Chemical Co. 7.6% 5/15/14	80,000	91,648
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
5.8% 2/15/19	150,000	165,341
6.3% 1/15/38	100,000	104,125
CenturyTel, Inc. 7.6% 9/15/39	50,000	47,089
Telefonica Emisiones SAU 5.134% 4/27/20	100,000	96,467
Verizon Communications, Inc. 6.4% 2/15/38	100,000	105,892
		518,914
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.4%
America Movil SAB de CV 6.125% 3/30/40 (a)	$ 150,000	$ 144,215
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	100,000	105,816
		250,031
TOTAL TELECOMMUNICATION SERVICES		768,945
UTILITIES - 1.5%
Electric Utilities - 0.3%
FirstEnergy Corp. 7.375% 11/15/31	50,000	51,657
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	100,000	106,718
Multi-Utilities - 0.6%
NiSource Finance Corp. 6.15% 3/1/13	100,000	108,883
TOTAL UTILITIES		267,258
TOTAL NONCONVERTIBLE BONDS (Cost $6,624,110)		6,561,762
U.S. Treasury Obligations - 5.3%

U.S. Treasury Bonds 4.625% 2/15/40	612,000	653,497
U.S. Treasury Notes:
1.375% 2/15/13	220,000	221,203
2.5% 4/30/15	47,000	47,947
TOTAL U.S. TREASURY OBLIGATIONS (Cost $914,174)		922,647
Municipal Securities - 1.8%
	Principal Amount	Value
California Gen. Oblig. 7.55% 4/1/39	$ 200,000	$ 211,774
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	100,000	100,764
TOTAL MUNICIPAL SECURITIES (Cost $324,545)		312,538
Foreign Government and Government Agency Obligations - 0.6%

United Mexican States 5.125% 1/15/20 (Cost $102,495)	100,000	101,500
Fixed-Income Funds - 51.9%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (b) (Cost $9,150,778)	86,094	9,089,805
Cash Equivalents - 4.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $789,000)	$ 789,018	789,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $17,905,102)		17,777,252
NET OTHER ASSETS - (1.5)%		(255,623)
NET ASSETS - 100%		$ 17,521,629
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $906,670 or 5.2% of net assets.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$789,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 53,124
Bank of America, NA	502,357
J.P. Morgan Securities, Inc.	53,683
Mizuho Securities USA, Inc.	179,836
$ 789,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 19,364
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ -	$ 9,150,778	$ -	$ 9,089,805	0.4%
Total	$ -	$ 9,150,778	$ -	$ 9,089,805
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 6,561,762	$ -	$ 6,561,762	$ -
U.S. Government and Government Agency Obligations	922,647	-	922,647	-
Municipal Securities	312,538	-	312,538	-
Foreign Government and Government Agency Obligations	101,500	-	101,500	-
Fixed-Income Funds	9,089,805	9,089,805	-	-
Cash Equivalents	789,000	-	789,000	-
Total Investments in Securities:	$ 17,777,252	$ 9,089,805	$ 8,687,447	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $17,905,024. Net unrealized depreciation aggregated $127,772, of which $19,916 related to appreciated investment securities and $147,688 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Corporate Bond Fund
Class A
Class T
Class C
Institutional Class

May 31, 2010

1.907030.100

ACBD-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.7%
Household Durables - 0.6%
Fortune Brands, Inc. 5.375% 1/15/16	$ 100,000	$ 106,493
Media - 4.9%
CBS Corp. 5.75% 4/15/20	100,000	102,103
Comcast Corp. 6.4% 3/1/40	100,000	105,190
Discovery Communications LLC 6.35% 6/1/40 (c)	100,000	100,671
NBC Universal, Inc. 6.4% 4/30/40 (a)	100,000	103,814
News America, Inc. 6.9% 8/15/39	100,000	111,160
Time Warner Cable, Inc. 6.75% 7/1/18	100,000	112,619
Time Warner, Inc. 6.2% 3/15/40	100,000	100,314
Viacom, Inc. 6.125% 10/5/17	100,000	111,555
		847,426
Multiline Retail - 0.2%
Nordstrom, Inc. 4.75% 5/1/20	40,000	40,155
TOTAL CONSUMER DISCRETIONARY		994,074
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.6%
Wal-Mart Stores, Inc. 5.625% 4/1/40	100,000	104,221
Food Products - 1.2%
Kraft Foods, Inc.:
6.125% 2/1/18	100,000	110,392
6.5% 2/9/40	100,000	106,159
		216,551
Tobacco - 0.8%
Altria Group, Inc. 10.2% 2/6/39	100,000	129,153
TOTAL CONSUMER STAPLES		449,925
ENERGY - 4.0%
Energy Equipment & Services - 1.1%
DCP Midstream LLC 5.35% 3/15/20 (a)	100,000	99,969
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	100,000	101,080
		201,049
Oil, Gas & Consumable Fuels - 2.9%
Kinder Morgan Energy Partners LP:
5.3% 9/15/20	100,000	98,837
6.55% 9/15/40	2,000	1,969
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midcontinent Express Pipel LLC 5.45% 9/15/14 (a)	$ 100,000	$ 104,369
Petrobras International Finance Co. Ltd. 5.75% 1/20/20	200,000	198,484
Williams Partners LP 3.8% 2/15/15 (a)	100,000	99,927
		503,586
TOTAL ENERGY		704,635
FINANCIALS - 17.0%
Capital Markets - 3.2%
Goldman Sachs Group, Inc. 5.375% 3/15/20	200,000	192,949
JPMorgan Chase Capital XX 6.55% 9/29/36	200,000	187,581
Morgan Stanley:
4.1% 1/26/15	100,000	95,864
5.5% 1/26/20	100,000	94,689
		571,083
Commercial Banks - 0.6%
HSBC Holdings PLC 6.5% 9/15/37	100,000	101,529
Consumer Finance - 0.8%
General Electric Capital Corp. 5.875% 1/14/38	150,000	140,395
Diversified Financial Services - 4.0%
Capital One Capital VI 8.875% 5/15/40	100,000	103,086
Citigroup, Inc.:
6.5% 8/19/13	200,000	210,639
8.5% 5/22/19	100,000	117,169
JPMorgan Chase & Co. 6.3% 4/23/19	150,000	163,286
TECO Finance, Inc. 5.15% 3/15/20	100,000	101,505
		695,685
Insurance - 2.0%
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	350,000	354,376
Real Estate Investment Trusts - 1.8%
Developers Diversified Realty Corp. 7.5% 4/1/17	100,000	99,520
Equity One, Inc. 6.25% 12/15/14	100,000	103,403
Federal Realty Investment Trust 5.95% 8/15/14	100,000	108,831
		311,754
Real Estate Management & Development - 2.4%
Brandywine Operating Partnership LP 5.75% 4/1/12	100,000	103,731
Duke Realty LP 5.4% 8/15/14	100,000	102,705
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP 6.625% 3/15/12	$ 100,000	$ 107,870
Liberty Property LP 5.125% 3/2/15	100,000	102,565
		416,871
Thrifts & Mortgage Finance - 2.2%
Bank of America Corp.:
4.5% 4/1/15	200,000	198,789
5.65% 5/1/18	125,000	125,719
First Niagara Financial Group, Inc. 6.75% 3/19/20	65,000	68,010
		392,518
TOTAL FINANCIALS		2,984,211
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Abbott Laboratories 5.3% 5/27/40	100,000	98,230
INDUSTRIALS - 0.6%
Road & Rail - 0.6%
Burlington Northern Santa Fe LLC 5.75% 5/1/40	100,000	100,427
INFORMATION TECHNOLOGY - 0.6%
Office Electronics - 0.6%
Xerox Corp. 4.25% 2/15/15	100,000	102,409
MATERIALS - 0.5%
Chemicals - 0.5%
Dow Chemical Co. 7.6% 5/15/14	80,000	91,648
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
5.8% 2/15/19	150,000	165,341
6.3% 1/15/38	100,000	104,125
CenturyTel, Inc. 7.6% 9/15/39	50,000	47,089
Telefonica Emisiones SAU 5.134% 4/27/20	100,000	96,467
Verizon Communications, Inc. 6.4% 2/15/38	100,000	105,892
		518,914
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.4%
America Movil SAB de CV 6.125% 3/30/40 (a)	$ 150,000	$ 144,215
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	100,000	105,816
		250,031
TOTAL TELECOMMUNICATION SERVICES		768,945
UTILITIES - 1.5%
Electric Utilities - 0.3%
FirstEnergy Corp. 7.375% 11/15/31	50,000	51,657
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	100,000	106,718
Multi-Utilities - 0.6%
NiSource Finance Corp. 6.15% 3/1/13	100,000	108,883
TOTAL UTILITIES		267,258
TOTAL NONCONVERTIBLE BONDS (Cost $6,624,110)		6,561,762
U.S. Treasury Obligations - 5.3%

U.S. Treasury Bonds 4.625% 2/15/40	612,000	653,497
U.S. Treasury Notes:
1.375% 2/15/13	220,000	221,203
2.5% 4/30/15	47,000	47,947
TOTAL U.S. TREASURY OBLIGATIONS (Cost $914,174)		922,647
Municipal Securities - 1.8%
	Principal Amount	Value
California Gen. Oblig. 7.55% 4/1/39	$ 200,000	$ 211,774
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	100,000	100,764
TOTAL MUNICIPAL SECURITIES (Cost $324,545)		312,538
Foreign Government and Government Agency Obligations - 0.6%

United Mexican States 5.125% 1/15/20 (Cost $102,495)	100,000	101,500
Fixed-Income Funds - 51.9%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (b) (Cost $9,150,778)	86,094	9,089,805
Cash Equivalents - 4.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $789,000)	$ 789,018	789,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $17,905,102)		17,777,252
NET OTHER ASSETS - (1.5)%		(255,623)
NET ASSETS - 100%		$ 17,521,629
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $906,670 or 5.2% of net assets.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$789,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 53,124
Bank of America, NA	502,357
J.P. Morgan Securities, Inc.	53,683
Mizuho Securities USA, Inc.	179,836
$ 789,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 19,364
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ -	$ 9,150,778	$ -	$ 9,089,805	0.4%
Total	$ -	$ 9,150,778	$ -	$ 9,089,805
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 6,561,762	$ -	$ 6,561,762	$ -
U.S. Government and Government Agency Obligations	922,647	-	922,647	-
Municipal Securities	312,538	-	312,538	-
Foreign Government and Government Agency Obligations	101,500	-	101,500	-
Fixed-Income Funds	9,089,805	9,089,805	-	-
Cash Equivalents	789,000	-	789,000	-
Total Investments in Securities:	$ 17,777,252	$ 9,089,805	$ 8,687,447	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $17,905,024. Net unrealized depreciation aggregated $127,772, of which $19,916 related to appreciated investment securities and $147,688 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate Bond Fund

May 31, 2010

1.804838.106

IBF-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 8,578	$ 8,947
5.875% 3/15/11	2,761	2,846
		11,793
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,548
Household Durables - 0.4%
Fortune Brands, Inc.:
5.125% 1/15/11	4,789	4,897
5.375% 1/15/16	4,540	4,835
6.375% 6/15/14	5,000	5,513
Whirlpool Corp. 6.125% 6/15/11	4,500	4,675
		19,920
Media - 1.6%
AOL Time Warner, Inc. 6.875% 5/1/12	2,696	2,938
Comcast Cable Communications, Inc. 6.75% 1/30/11	564	584
Comcast Corp.:
4.95% 6/15/16	2,075	2,188
5.15% 3/1/20	4,350	4,473
5.5% 3/15/11	421	435
COX Communications, Inc.:
4.625% 6/1/13	4,934	5,257
6.25% 6/1/18 (d)	845	926
Discovery Communications LLC:
3.7% 6/1/15 (f)	5,700	5,720
5.05% 6/1/20 (f)	2,105	2,103
NBC Universal, Inc. 5.15% 4/30/20 (d)	6,800	6,943
News America, Inc.:
5.3% 12/15/14	968	1,057
6.9% 3/1/19	5,426	6,329
Time Warner Cable, Inc.:
5.4% 7/2/12	2,699	2,893
5.85% 5/1/17	4,293	4,665
6.2% 7/1/13	2,566	2,850
6.75% 7/1/18	6,966	7,845
Time Warner, Inc.:
4.875% 3/15/20	4,550	4,536
5.875% 11/15/16	4,742	5,238
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
4.375% 9/15/14	$ 4,282	$ 4,498
6.125% 10/5/17	3,071	3,426
		74,904
Specialty Retail - 0.4%
Lowe's Companies, Inc. 4.625% 4/15/20	9,393	9,767
Staples, Inc. 7.375% 10/1/12	8,517	9,483
		19,250
TOTAL CONSUMER DISCRETIONARY		129,415
CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13 (d)	6,229	6,242
7.2% 1/15/14 (d)	7,000	7,980
Diageo Capital PLC 5.2% 1/30/13	1,146	1,246
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,242	3,520
		18,988
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
0.5519% 6/1/10 (j)	2,536	2,536
6.036% 12/10/28	2,448	2,477
		5,013
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (d)	781	876
General Mills, Inc.:
5.2% 3/17/15	3,350	3,724
5.65% 2/15/19	1,751	1,941
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	4,642
5.625% 11/1/11	5,313	5,615
6.75% 2/19/14	596	680
		17,478
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	4,226	4,539
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18	8,952	10,854
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.5% 3/26/20	$ 6,800	$ 6,773
Reynolds American, Inc. 6.75% 6/15/17	3,261	3,442
		21,069
TOTAL CONSUMER STAPLES		67,087
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 5.35% 3/15/20 (d)	4,052	4,051
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	4,500	4,549
Halliburton Co. 6.15% 9/15/19	2,601	2,845
Transocean Ltd. 5.25% 3/15/13	2,079	2,125
Weatherford International Ltd.:
4.95% 10/15/13	1,923	2,017
5.15% 3/15/13	8,187	8,643
9.625% 3/1/19	703	861
		25,091
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp. 5.95% 9/15/16	6,285	6,695
BW Group Ltd. 6.625% 6/28/17 (d)	3,265	3,036
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,968	5,319
5.7% 5/15/17	1,280	1,398
Cenovus Energy, Inc. 5.7% 10/15/19 (d)	4,250	4,469
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	54	55
Duke Capital LLC 6.25% 2/15/13	1,104	1,200
Duke Energy Field Services:
5.375% 10/15/15 (d)	1,349	1,447
6.875% 2/1/11	2,869	2,969
7.875% 8/16/10	1,291	1,308
Enbridge Energy Partners LP:
5.875% 12/15/16	1,995	2,194
6.5% 4/15/18	2,620	2,934
EnCana Corp. 6.3% 11/1/11	647	685
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,190	3,540
Enterprise Products Operating LP:
4.6% 8/1/12	4,309	4,505
5.6% 10/15/14	2,159	2,336
5.65% 4/1/13	769	825
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	$ 4,266	$ 4,589
Lukoil International Finance BV 6.656% 6/7/22 (d)	1,349	1,248
Midcontinent Express Pipel LLC 5.45% 9/15/14 (d)	6,200	6,471
Nexen, Inc.:
5.05% 11/20/13	4,477	4,793
5.2% 3/10/15	1,004	1,069
NGPL PipeCo LLC 6.514% 12/15/12 (d)	6,826	6,994
Pemex Project Funding Master Trust 1.557% 6/15/10 (d)(j)	1,375	1,368
Petro-Canada 6.05% 5/15/18	1,874	2,048
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	4,300	4,267
7.875% 3/15/19	4,000	4,528
Petroleum Export Ltd. 4.633% 6/15/10 (d)	5	5
Plains All American Pipeline LP:
4.25% 9/1/12	6,000	6,258
5.75% 1/15/20	6,268	6,397
7.75% 10/15/12	2,604	2,892
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	2,639	2,931
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	2,054	2,119
5.832% 9/30/16 (d)	1,483	1,566
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	3,004	3,243
Southeast Supply Header LLC 4.85% 8/15/14 (d)	5,534	5,753
Suncor Energy, Inc. 6.1% 6/1/18	5,338	5,852
Texas Eastern Transmission LP 6% 9/15/17 (d)	5,603	6,279
TransCanada PipeLines Ltd. 6.35% 5/15/67 (j)	2,618	2,375
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,953
XTO Energy, Inc.:
4.9% 2/1/14	5,055	5,503
5% 1/31/15	1,932	2,118
5.65% 4/1/16	1,325	1,501
5.9% 8/1/12	4,917	5,376
		144,411
TOTAL ENERGY		169,502
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 16.2%
Capital Markets - 2.7%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	$ 2,024	$ 2,048
5.3% 10/30/15	2,292	2,429
5.35% 2/1/12	277	293
6.95% 8/10/12	491	539
BlackRock, Inc. 6.25% 9/15/17	5,785	6,547
Goldman Sachs Group, Inc.:
5.375% 3/15/20	5,000	4,824
5.95% 1/18/18	9,405	9,541
6.15% 4/1/18	2,175	2,222
6.875% 1/15/11	326	335
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	3,225	3,272
6.5% 6/15/12	4,648	4,794
Lazard Group LLC:
6.85% 6/15/17	4,253	4,380
7.125% 5/15/15	1,520	1,610
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	12,980	13,544
6.4% 8/28/17	1,071	1,097
6.875% 4/25/18	4,954	5,103
Morgan Stanley:
0.5953% 1/9/14 (j)	5,823	5,348
2.9228% 5/14/13 (j)	4,770	4,761
4.1% 1/26/15	8,840	8,474
4.75% 4/1/14	877	871
5.25% 11/2/12	270	282
5.45% 1/9/17	1,019	984
5.95% 12/28/17	2,371	2,364
6% 5/13/14	3,450	3,576
6.6% 4/1/12	6,316	6,646
7.3% 5/13/19	3,668	3,853
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	8,200	8,140
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	1,080	1,092
State Street Corp. 4.3% 5/30/14	740	776
The Bank of New York, Inc. 4.95% 11/1/12	4,267	4,605
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
3.875% 1/15/15	$ 4,700	$ 4,678
5.75% 4/25/18	5,018	5,108
		124,136
Commercial Banks - 5.4%
American Express Bank FSB 5.5% 4/16/13	12,085	13,046
American Express Centurion Bank 5.2% 11/26/10	158	160
ANZ National International Ltd.:
2.375% 12/21/12 (d)	11,036	11,088
6.2% 7/19/13 (d)	713	786
Bank of Nova Scotia 3.4% 1/22/15	11,050	11,251
Bank of Tokyo-Mitsubishi UFJ Ltd. 3.85% 1/22/15 (d)	8,700	9,031
Bank One Corp. 5.25% 1/30/13	1,027	1,089
Barclays Bank PLC 2.5% 1/23/13	10,920	10,721
BB&T Corp. 6.5% 8/1/11	1,372	1,443
Chase Manhattan Corp. 7.875% 6/15/10	1,809	1,813
Commonwealth Bank of Australia:
2.9% 9/17/14 (d)	19,580	19,863
3.75% 10/15/14 (d)	10,800	11,006
Credit Agricole SA 3.5% 4/13/15 (d)	3,110	3,040
Credit Suisse New York Branch:
5% 5/15/13	6,677	7,102
6% 2/15/18	8,780	8,962
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (d)(j)	5,811	5,462
Export-Import Bank of Korea:
5.125% 2/14/11	3,224	3,293
5.25% 2/10/14 (d)	624	647
5.5% 10/17/12	2,491	2,644
Fifth Third Bancorp 4.5% 6/1/18	146	136
HBOS PLC 6.75% 5/21/18 (d)	3,004	2,836
HSBC Holdings PLC 0.4915% 10/6/16 (j)	515	506
ING Bank NV 2.65% 1/14/13 (d)	8,720	8,671
JPMorgan Chase Bank 6% 10/1/17	2,313	2,471
KeyBank NA:
5.8% 7/1/14	1,236	1,312
7% 2/1/11	1,241	1,282
Korea Development Bank 4.625% 9/16/10	2,024	2,043
Lloyds TSB Bank PLC:
4.375% 1/12/15 (d)	4,350	4,163
5.8% 1/13/20 (d)	3,750	3,523
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (d)(j)	$ 515	$ 503
National Australia Bank Ltd. 2.35% 11/16/12 (d)	11,600	11,708
PNC Funding Corp.:
0.4778% 1/31/12 (j)	6,931	6,861
3.625% 2/8/15	2,676	2,730
Rabobank Nederland NV 2.65% 8/17/12 (d)	25,880	26,309
Regions Bank 7.5% 5/15/18	268	272
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	14,641	14,856
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(j)	3,239	3,072
UnionBanCal Corp. 5.25% 12/16/13	731	791
US Bancorp 3.15% 3/4/15	2,146	2,177
Wachovia Bank NA 4.875% 2/1/15	1,555	1,627
Wachovia Corp.:
0.4428% 4/23/12 (j)	633	626
5.625% 10/15/16	3,754	3,990
Wells Fargo & Co. 3.75% 10/1/14	11,970	12,171
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	471	473
Westpac Banking Corp. 2.25% 11/19/12	10,880	10,932
		248,488
Consumer Finance - 1.5%
American Honda Finance Corp. 2.375% 3/18/13 (d)	1,800	1,814
Capital One Bank USA NA 8.8% 7/15/19	2,956	3,525
Capital One Financial Corp.:
5.7% 9/15/11	2,283	2,381
7.375% 5/23/14	3,290	3,738
Discover Financial Services:
0.7856% 6/11/10 (j)	4,815	4,814
6.45% 6/12/17	2,523	2,519
General Electric Capital Corp.:
2.8% 1/8/13	9,075	9,166
3.5% 8/13/12	11,000	11,299
5.9% 5/13/14	9,560	10,445
6.375% 11/15/67 (j)	5,670	5,245
Household Finance Corp. 6.375% 10/15/11	2,315	2,448
HSBC Finance Corp. 5.25% 1/14/11	1,630	1,661
MBNA America Bank NA 7.125% 11/15/12 (d)	766	835
MBNA Corp. 7.5% 3/15/12	1,776	1,913
ORIX Corp. 5.48% 11/22/11	425	440
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.457% 3/15/11 (j)	$ 123	$ 119
0.5458% 10/25/11 (j)	5,737	5,397
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	340	355
		68,114
Diversified Financial Services - 2.2%
BB&T Corp. 3.375% 9/25/13	4,200	4,299
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	7,140	7,098
Citigroup, Inc.:
5.3% 10/17/12	11,048	11,460
6.5% 1/18/11	1,565	1,610
6.5% 8/19/13	19,685	20,732
Deutsche Bank AG London Branch 2.375% 1/11/13	8,750	8,693
International Lease Finance Corp.:
5.65% 6/1/14	7,091	6,098
6.625% 11/15/13	3,004	2,726
JPMorgan Chase & Co.:
4.891% 9/1/15 (j)	3,572	3,563
5.75% 1/2/13	2,448	2,627
6.75% 2/1/11	450	466
New York Life Global Fund 2.25% 12/14/12 (d)	4,310	4,374
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,204	1,124
5.35% 4/15/12 (d)	434	442
5.5% 1/15/14 (d)	867	857
5.7% 4/15/17 (d)	1,873	1,709
TECO Finance, Inc.:
4% 3/15/16	1,147	1,158
5.15% 3/15/20	1,648	1,673
7% 5/1/12	2,229	2,404
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	3,576	3,585
USAA Capital Corp. 3.5% 7/17/14 (d)	5,832	5,992
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	5,531	5,033
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	2,866	2,579
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	2,778	2,528
		102,830
Insurance - 1.5%
Allstate Corp. 6.2% 5/16/14	3,088	3,474
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Assurant, Inc. 5.625% 2/15/14	$ 2,111	$ 2,217
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	655
Berkshire Hathaway, Inc. 3.2% 2/11/15	6,700	6,854
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	1,646	1,465
Jackson National Life Global Funding 5.375% 5/8/13 (d)	831	890
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	656	575
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (d)(j)	6,731	6,706
MetLife, Inc.:
5% 6/15/15	1,285	1,356
6.125% 12/1/11	1,214	1,286
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	3,643	3,667
5.125% 4/10/13 (d)	617	665
5.125% 6/10/14 (d)	2,943	3,157
Monumental Global Funding II 5.65% 7/14/11 (d)	1,925	1,987
Monumental Global Funding III 5.5% 4/22/13 (d)	2,432	2,572
Pacific Life Global Funding 5.15% 4/15/13 (d)	7,081	7,431
Prudential Financial, Inc.:
3.625% 9/17/12	4,198	4,286
5.15% 1/15/13	2,393	2,529
5.4% 6/13/35	499	444
5.5% 3/15/16	469	495
6.2% 1/15/15	520	572
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(j)	799	731
Symetra Financial Corp. 6.125% 4/1/16 (d)	5,722	5,666
The Chubb Corp. 5.75% 5/15/18	1,739	1,917
Unum Group 7.125% 9/30/16	4,350	4,867
		66,464
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc.:
4.95% 3/15/13	405	428
5.5% 1/15/12	1,415	1,490
Camden Property Trust:
5.375% 12/15/13	2,244	2,377
5.875% 11/30/12	741	797
Developers Diversified Realty Corp.:
4.625% 8/1/10	3,937	3,941
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.25% 4/15/11	$ 2,778	$ 2,794
5.375% 10/15/12	1,432	1,420
7.5% 4/1/17	2,065	2,055
Duke Realty LP:
4.625% 5/15/13	765	783
5.875% 8/15/12	517	545
Equity One, Inc.:
6% 9/15/17	958	957
6.25% 1/15/17	545	556
Equity Residential 5.125% 3/15/16	3,150	3,313
Federal Realty Investment Trust:
5.4% 12/1/13	557	596
6% 7/15/12	3,239	3,459
6.2% 1/15/17	685	734
HRPT Properties Trust:
5.75% 11/1/15	982	1,012
6.25% 6/15/17	1,361	1,395
6.65% 1/15/18	699	721
UDR, Inc. 5.5% 4/1/14	4,753	4,944
Washington (REIT) 5.95% 6/15/11	4,044	4,110
		38,427
Real Estate Management & Development - 1.2%
AMB Property LP 5.9% 8/15/13	2,849	2,996
Arden Realty LP 5.2% 9/1/11	1,820	1,884
BioMed Realty LP 6.125% 4/15/20 (d)	1,467	1,501
Brandywine Operating Partnership LP:
5.625% 12/15/10	4,993	5,071
5.7% 5/1/17	2,271	2,241
5.75% 4/1/12	2,357	2,445
Colonial Properties Trust 4.8% 4/1/11	10	10
Duke Realty LP:
5.4% 8/15/14	2,669	2,741
5.625% 8/15/11	3,502	3,597
6.25% 5/15/13	6,735	7,206
ERP Operating LP:
5.375% 8/1/16	1,323	1,398
5.5% 10/1/12	2,159	2,318
5.75% 6/15/17	4,704	4,976
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP:
5.125% 3/2/15	$ 937	$ 961
5.5% 12/15/16	1,658	1,709
6.625% 10/1/17	2,555	2,695
Mack-Cali Realty LP 7.75% 2/15/11	1,326	1,372
Post Apartment Homes LP 6.3% 6/1/13	4,169	4,406
Reckson Operating Partnership LP 5.15% 1/15/11	312	313
Regency Centers LP:
4.95% 4/15/14	675	688
5.25% 8/1/15	2,356	2,427
5.875% 6/15/17	1,166	1,212
Simon Property Group LP:
4.2% 2/1/15	1,570	1,608
4.6% 6/15/10	646	647
4.875% 8/15/10	745	749
5.3% 5/30/13	50	54
Tanger Properties LP 6.15% 11/15/15	27	29
		57,254
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
4.9% 5/1/13	3,842	3,997
5.65% 5/1/18	6,426	6,463
7.375% 5/15/14	5,919	6,536
Countrywide Financial Corp. 5.8% 6/7/12	6,701	7,064
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,211	3,360
Independence Community Bank Corp.:
2.1115% 4/1/14 (j)	5,364	5,251
4.9% 9/23/10	1,873	1,889
US Central Federal Credit Union 1.9% 10/19/12	6,480	6,568
		41,128
TOTAL FINANCIALS		746,841
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,711
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	4,540	4,682
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.:
5.95% 3/15/17	$ 1,930	$ 1,906
6.3% 8/15/14	3,995	4,233
Express Scripts, Inc.:
5.25% 6/15/12	3,081	3,297
6.25% 6/15/14	1,824	2,046
		11,482
Pharmaceuticals - 0.2%
Merck & Co., Inc. 5% 6/30/19	2,152	2,317
Roche Holdings, Inc. 5% 3/1/14 (d)	6,563	7,196
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	1,058	1,194
		10,707
TOTAL HEALTH CARE		30,582
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	2,916	2,936
6.4% 12/15/11 (d)	1,021	1,086
		4,022
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	254	256
Continental Airlines, Inc.:
6.648% 3/15/19	3,115	3,115
6.795% 2/2/20	243	232
6.82% 5/1/18	244	243
6.9% 7/2/19	922	913
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	387	381
7.57% 11/18/10	12,193	12,315
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,177	1,992
8.36% 7/20/20	1,618	1,585
		21,032
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	$ 738	$ 808
6% 10/15/17	3,234	3,651
		4,459
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	675	721
TOTAL INDUSTRIALS		30,234
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	3,258	3,566
6% 10/1/12	4,281	4,617
6.55% 10/1/17	2,606	2,976
		11,159
Office Electronics - 0.2%
Xerox Corp.:
4.25% 2/15/15	8,800	9,012
5.5% 5/15/12	1,768	1,885
		10,897
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.507% 6/15/10 (j)	1,397	1,397
TOTAL INFORMATION TECHNOLOGY		23,453
MATERIALS - 1.1%
Chemicals - 0.2%
Dow Chemical Co. 4.85% 8/15/12	8,061	8,470
Lubrizol Corp. 8.875% 2/1/19	1,024	1,240
		9,710
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,024	2,204
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	1,892	1,942
6.4% 1/15/18	1,931	1,965
		3,907
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.8%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	$ 2,770	$ 3,256
9.375% 4/8/19 (d)	3,822	4,798
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	2,182	2,327
5.5% 4/1/14	4,342	4,827
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	2,211	2,403
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,604	3,934
6.5% 7/15/18	6,026	6,664
8.95% 5/1/14	3,262	3,919
Vale Overseas Ltd. 6.25% 1/23/17	2,564	2,753
		34,881
TOTAL MATERIALS		50,702
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	3,308
AT&T, Inc. 6.7% 11/15/13	1,296	1,482
British Telecommunications PLC 9.125% 12/15/10 (c)	3,439	3,582
CenturyTel, Inc. 6.15% 9/15/19	3,860	3,753
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,703	2,888
France Telecom SA 7.75% 3/1/11 (c)	613	643
SBC Communications, Inc.:
5.1% 9/15/14	2,395	2,624
5.875% 2/1/12	3,018	3,235
5.875% 8/15/12	1,080	1,177
Sprint Capital Corp. 7.625% 1/30/11	2,040	2,076
Telecom Italia Capital SA:
4.875% 10/1/10	742	749
4.95% 9/30/14	3,542	3,512
5.25% 10/1/15	2,889	2,887
Telefonica Emisiones SAU:
3.729% 4/27/15	8,664	8,535
6.421% 6/20/16	1,283	1,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New England, Inc. 6.5% 9/15/11	$ 1,086	$ 1,151
Verizon New York, Inc. 6.875% 4/1/12	6,027	6,522
		49,549
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 3.625% 3/30/15 (d)	4,500	4,561
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	8,332	8,817
Sprint Nextel Corp. 6% 12/1/16	1,159	1,032
Verizon Wireless Capital LLC 5.55% 2/1/14	2,621	2,897
Vodafone Group PLC:
5% 12/16/13	2,536	2,732
5.5% 6/15/11	3,824	3,984
		24,023
TOTAL TELECOMMUNICATION SERVICES		73,572
UTILITIES - 2.5%
Electric Utilities - 1.3%
AmerenUE 6.4% 6/15/17	3,299	3,652
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,542	4,936
Commonwealth Edison Co. 5.4% 12/15/11	4,828	5,115
EDP Finance BV:
4.9% 10/1/19 (d)	1,200	1,094
5.375% 11/2/12 (d)	2,201	2,285
6% 2/2/18 (d)	4,164	4,150
Enel Finance International SA 5.7% 1/15/13 (d)	921	975
Exelon Corp. 4.9% 6/15/15	3,038	3,230
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,018	1,050
6.05% 8/15/21	2,370	2,350
Illinois Power Co. 6.125% 11/15/17	455	500
Mid-American Energy Co. 5.65% 7/15/12	213	231
Nevada Power Co.:
6.5% 5/15/18	6,784	7,633
6.5% 8/1/18	1,734	1,956
Oncor Electric Delivery Co. 6.375% 5/1/12	3,016	3,259
Pennsylvania Electric Co. 6.05% 9/1/17	844	913
Pepco Holdings, Inc. 6.45% 8/15/12	4,119	4,473
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	4,530	3,964
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 7.1% 3/1/11	$ 3,738	$ 3,902
Sierra Pacific Power Co. 5.45% 9/1/13	1,722	1,857
		57,525
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,154	4,273
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	2,270	2,423
Exelon Generation Co. LLC:
5.2% 10/1/19	6,500	6,716
5.35% 1/15/14	1,687	1,824
PPL Energy Supply LLC 6.3% 7/15/13	8,190	9,042
		20,005
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	85	86
7.5% 9/1/10	108	110
Dominion Resources, Inc.:
4.75% 12/15/10	4,341	4,430
6.3% 9/30/66 (j)	3,925	3,631
7.5% 6/30/66 (j)	3,601	3,493
DTE Energy Co. 7.05% 6/1/11	1,804	1,897
KeySpan Corp. 7.625% 11/15/10	594	612
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,225	3,519
National Grid PLC 6.3% 8/1/16	1,631	1,837
NiSource Finance Corp.:
5.25% 9/15/17	2,656	2,732
5.4% 7/15/14	1,487	1,596
5.45% 9/15/20	313	315
6.4% 3/15/18	1,465	1,589
7.875% 11/15/10	1,450	1,490
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	5,542	5,043
WPS Resources Corp. 6.11% 12/1/66 (j)	975	878
		33,258
TOTAL UTILITIES		115,061
TOTAL NONCONVERTIBLE BONDS (Cost $1,323,091)		1,436,449
U.S. Government and Government Agency Obligations - 40.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 5.6%
Fannie Mae:
1.25% 6/22/12	$ 18,954	$ 19,036
1.5% 6/26/13	4,273	4,265
2.5% 5/15/14	138,546	141,512
2.75% 3/13/14	5,036	5,197
Federal Home Loan Bank:
1.125% 5/18/12	7,380	7,398
1.625% 11/21/12	7,720	7,788
1.75% 8/22/12	7,820	7,931
1.875% 6/21/13	1,060	1,070
Freddie Mac:
1.625% 4/15/13	22,520	22,634
1.75% 6/15/12	3,557	3,609
2.125% 9/21/12	11,730	11,985
2.5% 1/7/14	15,592	15,958
2.5% 4/23/14	5,680	5,805
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	892	896
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		255,084
U.S. Treasury Obligations - 34.2%
U.S. Treasury Notes:
1.375% 2/15/13	23,979	24,110
1.375% 5/15/13	15,680	15,740
1.875% 6/15/12	19,730	20,174
2.375% 9/30/14 (g)	338,000	344,629
2.5% 3/31/15	117,997	120,504
2.5% 4/30/15	162,112	165,380
2.625% 7/31/14	90,000	92,848
2.75% 11/30/16	25,000	25,090
3% 9/30/16	83,994	85,726
3.125% 10/31/16	65,084	66,843
3.125% 1/31/17 (g)	69,686	71,374
3.375% 6/30/13	28,369	30,164
3.625% 2/15/20	324,271	332,606
3.75% 11/15/18	105,847	110,850
4% 8/15/18	63,000	67,405
TOTAL U.S. TREASURY OBLIGATIONS		1,573,443
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 1.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	$ 3,370	$ 3,441
3.125% 6/15/12 (FDIC Guaranteed) (e)	4,498	4,683
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	10,700	10,840
2.125% 7/12/12 (FDIC Guaranteed) (e)	2,250	2,294
2.25% 12/10/12 (FDIC Guaranteed) (e)	10,850	11,098
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	12,980	13,194
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	2,149	2,243
TOTAL OTHER GOVERNMENT RELATED		47,793
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,842,787)		1,876,320
U.S. Government Agency - Mortgage Securities - 5.9%

Fannie Mae - 4.4%
1.989% 2/1/33 (j)	233	240
2.026% 4/1/36 (j)	7,043	7,244
2.033% 1/1/35 (j)	3,655	3,767
2.048% 10/1/33 (j)	107	110
2.063% 12/1/34 (j)	352	362
2.072% 3/1/35 (j)	174	179
2.129% 7/1/35 (j)	122	125
2.136% 3/1/35 (j)	44	45
2.327% 10/1/33 (j)	283	290
2.582% 3/1/35 (j)	151	158
2.7% 7/1/34 (j)	543	565
2.786% 8/1/35 (j)	1,256	1,315
2.799% 10/1/33 (j)	331	347
2.868% 6/1/34 (j)	1,293	1,350
2.899% 7/1/35 (j)	867	904
2.953% 5/1/35 (j)	565	594
2.972% 7/1/34 (j)	6,165	6,432
3.139% 10/1/35 (j)	570	590
3.177% 2/1/34 (j)	76	79
3.201% 1/1/40 (j)	4,431	4,517
3.203% 7/1/35 (j)	509	532
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.251% 8/1/33 (j)	$ 2,874	$ 2,990
3.258% 9/1/34 (j)	2,490	2,587
3.343% 11/1/36 (j)	1,763	1,847
3.344% 1/1/40 (j)	7,063	7,237
3.347% 7/1/35 (j)	7,833	8,053
3.348% 9/1/35 (j)	5,707	5,965
3.358% 7/1/34 (j)	150	156
3.38% 7/1/35 (j)	1,063	1,108
3.465% 4/1/35 (j)	5,085	5,329
3.525% 7/1/33 (j)	3,100	3,234
3.589% 12/1/39 (j)	1,373	1,414
3.603% 3/1/40 (j)	5,352	5,515
3.702% 12/1/33 (j)	7,894	8,212
3.721% 11/1/36 (j)	1,846	1,935
3.722% 9/1/39 (j)	1,254	1,295
3.732% 9/1/36 (j)	2,128	2,246
3.775% 10/1/39 (j)	3,291	3,401
4% 7/1/18	4,595	4,811
4.209% 10/1/37 (j)	202	211
4.278% 6/1/36 (j)	325	339
4.5% 6/1/18 to 7/1/20	28,385	30,043
5% 12/1/17 to 8/1/18	18,197	19,475
5.496% 7/1/37 (j)	560	589
5.5% 7/1/16 to 6/1/36	31,146	33,578
5.724% 9/1/35 (j)	1,219	1,286
6.5% 4/1/13 to 3/1/35	17,928	19,749
7% 7/1/25 to 2/1/32	39	43
7.5% 8/1/13 to 8/1/29	482	527
12.5% 4/1/15	5	6
TOTAL FANNIE MAE		202,926
Freddie Mac - 1.3%
2.048% 4/1/35 (j)	1,873	1,936
2.624% 1/1/35 (j)	177	185
2.959% 3/1/36 (j)	681	707
3.239% 3/1/35 (j)	1,792	1,885
3.514% 12/1/39 (j)	4,233	4,351
3.536% 4/1/40 (j)	3,574	3,666
3.537% 3/1/33 (j)	38	40
3.587% 4/1/40 (j)	3,025	3,109
3.618% 2/1/40 (j)	7,500	7,725
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.938% 6/1/35 (j)	$ 438	$ 458
4.5% 8/1/18	14,324	15,161
5% 3/1/19	16,903	18,112
5.358% 11/1/35 (j)	978	1,032
5.402% 1/1/36 (j)	1,749	1,827
5.585% 10/1/35 (j)	297	311
7% 8/1/10 to 7/1/13	50	51
7.5% 11/1/10 to 1/1/33	242	260
TOTAL FREDDIE MAC		60,816
Government National Mortgage Association - 0.2%
7% 1/15/28 to 11/15/32	5,040	5,599
7.5% 3/15/28	5	5
8% 7/15/17 to 5/15/22	1,242	1,343
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		6,947
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $262,164)		270,689
Asset-Backed Securities - 6.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8128% 4/25/35 (j)	821	481
ACE Securities Corp. Series 2006-NC2 Class M7, 1.0928% 7/25/36 (j)	48	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0928% 3/25/34 (j)	90	86
Class M2, 1.9928% 3/25/34 (j)	356	234
Series 2005-HE2 Class M2, 0.7928% 4/25/35 (j)	96	86
Series 2006-HE2 Class M3, 0.6828% 5/25/36 (j)	42	1
Series 2006-OP1:
Class M4, 0.7128% 4/25/36 (j)	77	2
Class M5, 0.7328% 4/25/36 (j)	25	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3697% 9/20/13 (j)	372	366
Series 2006-A7 Class A7, 0.3597% 10/20/12 (j)	391	385
Series 2006-C1 Class C1, 0.8197% 10/20/14 (j)	103	2
Series 2007-A4 Class A4, 0.3697% 4/22/13 (j)	848	835
Series 2007-D1 Class D, 1.7397% 1/22/13 (d)(j)	4,593	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (d)(j)	$ 73	$ 73
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	7,190	7,235
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	1,840	1,863
Class A4, 3% 10/15/15 (d)	1,820	1,861
Series 2010-1 Class A4, 2.3% 12/15/14	6,270	6,290
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0869% 1/15/15 (d)(j)	11,750	11,918
Series 2010-2 Class A, 4.25% 4/15/17 (d)	4,540	4,653
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	92	92
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	714	706
Series 2007-2M Class A3, 5.22% 6/8/12	96	97
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0428% 12/25/33 (j)	49	31
Series 2004-R2 Class M3, 0.8928% 4/25/34 (j)	69	9
Series 2005-R2 Class M1, 0.7928% 4/25/35 (j)	930	696
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6525% 3/1/34 (j)	22	15
Series 2004-W11 Class M2, 1.0428% 11/25/34 (j)	253	151
Series 2004-W7 Class M1, 0.8928% 5/25/34 (j)	968	461
Series 2006-W4 Class A2C, 0.5028% 5/25/36 (j)	668	211
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.1678% 4/25/34 (j)	1,202	736
Series 2006-HE2 Class M1, 0.7128% 3/25/36 (j)	193	11
Axon Financial Funding Ltd. 5.96% 4/4/17 (b)(d)(j)	4,149	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	4,200	4,271
Class A4, 3.52% 6/15/16 (d)	3,600	3,749
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	2,900	2,933
Series 2009-3A Class A3, 1.67% 12/16/13 (d)	7,000	7,040
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0928% 2/25/35 (j)	1,896	967
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (j)	906	905
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (j)	988	939
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (j)	$ 152	$ 149
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,888	1,908
Class C, 5.31% 6/15/12	1,205	1,224
Series 2007-1 Class C, 5.38% 11/15/12	429	449
Series 2007-SN1:
Class C, 5.73% 3/15/11	31	31
Class D, 6.05% 1/17/12	210	210
Series 2007-SN2 Class A4, 1.3669% 5/16/11 (d)(j)	10,586	10,594
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,760	2,851
Capital One Auto Finance Trust:
Series 2007-B Class A3A, 5.03% 4/15/12	108	109
Series 2007-C Class A4, 5.23% 7/15/14	4,300	4,499
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.6269% 4/15/13 (d)(j)	1,310	1,309
Series 2008-A3 Class A3, 5.05% 2/15/16	2,600	2,825
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7897% 7/20/39 (d)(j)	327	40
Class B, 1.0897% 7/20/39 (d)(j)	189	13
Class C, 1.4397% 7/20/39 (d)(j)	243	6
CarMax Auto Owner Trust:
Series 2007-2 Class C, 5.61% 11/15/13	589	608
Series 2009-2 Class A3, 1.74% 4/15/14	2,480	2,492
Carmax Auto Owner Trust Series 2010-1 Class A3, 1.56% 7/15/14	1,540	1,541
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6428% 7/25/36 (j)	514	100
Series 2006-NC2 Class M7, 1.1928% 6/25/36 (j)	304	6
Series 2006-NC3 Class M10, 2.3428% 8/25/36 (d)(j)	680	17
Series 2006-NC4 Class M1, 0.6428% 10/25/36 (j)	165	33
Series 2006-RFC1 Class M9, 2.2128% 5/25/36 (j)	133	5
Series 2007-RFC1 Class A3, 0.4828% 12/25/36 (j)	812	290
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.5197% 5/20/17 (d)(j)	115	102
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	375	374
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	2,992	3,237
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	8,250	8,234
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5% 11/8/12	$ 6,185	$ 6,276
Series 2008-A5 Class A5, 4.85% 4/22/15	5,489	5,939
Series 2009-A5 Class A5, 2.25% 12/23/14	13,500	13,658
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	6,500	6,563
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.6128% 5/25/37 (j)	345	14
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.4028% 6/25/47 (j)	88	85
Series 2007-4 Class A1A, 0.3661% 9/25/37 (j)	515	483
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	149	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.3128% 4/25/34 (j)	72	27
Series 2004-4 Class M2, 1.1378% 6/25/34 (j)	265	91
Series 2005-3 Class MV1, 0.7628% 8/25/35 (j)	642	580
Series 2005-AB1 Class A2, 0.5528% 8/25/35 (j)	100	96
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	441	448
Series 2007-C Class A3, 5.43% 5/15/12 (d)	84	85
DaimlerChrysler Auto Trust Series 2006-A Class B, 5.14% 9/8/12	1,390	1,394
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	2,309	2,136
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.585% 5/28/35 (j)	18	15
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5178% 8/25/34 (j)	208	78
Series 2006-3 Class 2A3, 0.5028% 11/25/36 (j)	3,188	1,011
First Franklin Mortgage Loan Trust Series 2006-FF12 Class A2, 0.3828% 9/25/36 (j)	4	4
Ford Credit Auto Owner Trust:
Series 2006-B:
Class C, 5.68% 6/15/12	1,940	2,005
Class D, 7.26% 2/15/13 (d)	2,696	2,799
Series 2006-C:
Class B, 5.3% 6/15/12	450	468
Class D, 6.89% 5/15/13 (d)	1,855	1,947
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,014	1,082
Series 2009-B Class A3, 2.79% 8/15/13	3,500	3,563
Series 2009-C Class A4, 4.43% 11/15/14	3,490	3,703
Series 2009-D Class A4, 2.98% 8/15/14	2,100	2,163
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust: - continued
Series 2009-E Class A3, 1.51% 1/15/14	$ 4,800	$ 4,812
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8869% 6/15/13 (j)	348	338
Series 2010-1 Class A, 1.9869% 12/15/14 (d)(j)	8,200	8,290
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	53	54
Series 2007-1:
Class A4, 5.03% 2/16/15	370	378
Class C, 5.43% 2/16/15	453	439
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.8328% 1/25/35 (j)	427	152
Class M4, 1.0228% 1/25/35 (j)	164	22
Series 2006-D Class M1, 0.5728% 11/25/36 (j)	239	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (d)(j)	1,457	999
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,445	1,156
GE Business Loan Trust:
Series 2003-1 Class A, 0.7669% 4/15/31 (d)(j)	128	113
Series 2006-2A:
Class A, 0.5169% 11/15/34 (d)(j)	1,627	1,302
Class B, 0.6169% 11/15/34 (d)(j)	589	353
Class C, 0.7169% 11/15/34 (d)(j)	976	391
Class D, 1.0869% 11/15/34 (d)(j)	372	89
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	10,500	10,605
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4869% 9/15/17 (j)	786	772
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6835% 6/25/42 (j)	545	404
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	185	186
Series 2007-1:
Class B, 5.53% 12/15/14	47	48
Class C, 5.74% 12/15/14	101	100
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	280	42
Class M1, 0.9928% 6/25/34 (j)	1,379	849
Series 2007-HE1 Class M1, 0.5928% 3/25/47 (j)	547	29
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6928% 4/25/36 (j)	168	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4228% 5/25/30 (d)(j)	$ 297	$ 74
Series 2006-3:
Class B, 0.7428% 9/25/46 (d)(j)	468	94
Class C, 0.8928% 9/25/46 (d)(j)	688	103
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.6628% 8/25/33 (j)	352	187
Series 2003-3 Class M1, 1.6328% 8/25/33 (j)	376	260
Series 2003-5 Class A2, 1.0428% 12/25/33 (j)	15	9
Series 2005-5 Class 2A2, 0.5928% 11/25/35 (j)	73	71
Series 2006-1 Class 2A3, 0.5678% 4/25/36 (j)	1,095	1,051
Series 2006-8 Class 2A1, 0.3928% 3/25/37 (j)	9	8
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	3,000	3,043
Series 2010-1 Class A4, 1.98% 5/23/16	1,700	1,712
Series 2010-2 Class A4, 1.92% 6/18/13	9,700	9,680
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6297% 3/20/36 (j)	378	283
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5328% 1/25/37 (j)	766	278
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,320	2,346
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	6,320	6,344
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.6428% 7/25/36 (j)	151	4
Series 2007-CH1:
Class AV4, 0.4728% 10/25/36 (j)	764	618
Class MV1, 0.5728% 10/25/36 (j)	621	227
Series 2007-CH3 Class M1, 0.6428% 3/25/37 (j)	423	20
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6178% 12/27/29 (j)	396	329
Series 2006-A Class 2C, 1.4379% 3/27/42 (j)	2,280	549
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9915% 4/6/46 (d)(j)	198	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,954	1,985
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.4228% 6/25/34 (j)	89	63
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	15	14
Class C, 5.691% 10/20/28 (d)	7	6
Class D, 6.01% 10/20/28 (d)	82	63
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.6028% 10/25/36 (j)	$ 272	$ 9
Series 2007-HE1 Class M1, 0.6428% 5/25/37 (j)	353	17
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0928% 7/25/34 (j)	148	65
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	192	196
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9928% 7/25/34 (j)	518	371
Series 2006-FM1 Class A2B, 0.4528% 4/25/37 (j)	1,139	1,004
Series 2006-MLN1 Class A2A, 0.4128% 7/25/37 (j)	21	21
Series 2006-OPT1 Class A1A, 0.6028% 6/25/35 (j)	2,018	1,330
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6828% 8/25/34 (j)	26	20
Series 2005-NC1 Class M1, 0.7828% 1/25/35 (j)	180	85
Series 2005-NC2 Class B1, 1.5128% 3/25/35 (j)	188	42
Series 2007-HE2 Class M1, 0.5928% 1/25/37 (j)	194	5
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(j)(l)	3,212	27
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	2,406	436
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	344	13
Series 2006-2 Class AIO, 6% 8/25/11 (l)	170	11
Series 2006-3:
Class A1, 0.3728% 9/25/19 (j)	23	23
Class AIO, 7.1% 1/25/12 (l)	274	27
Series 2006-4:
Class A1, 0.3728% 3/25/25 (j)	234	231
Class AIO, 6.35% 2/27/12 (l)	871	86
Class D, 1.4428% 5/25/32 (j)	1,745	50
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	1,172	148
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	996	132
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8528% 9/25/35 (j)	642	267
Series 2005-D Class M2, 0.8128% 2/25/36 (j)	525	57
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	2,550	2,584
Series 2009-B Class A3, 2.07% 1/15/15	3,590	3,625
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4628% 3/25/36 (j)	64	64
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (b)(d)(j)	530	196
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (j)	$ 21	$ 21
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (j)	35	33
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5928% 9/25/34 (j)	240	102
Class M4, 1.7928% 9/25/34 (j)	308	52
Series 2005-WCH1:
Class M2, 0.8628% 1/25/36 (j)	1,658	1,343
Class M3, 0.9028% 1/25/36 (j)	215	129
Class M4, 1.1728% 1/25/36 (j)	665	201
Series 2005-WHQ2:
Class M7, 1.5928% 5/25/35 (j)	788	13
Class M9, 2.2228% 5/25/35 (j)	133	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8869% 3/16/15 (d)(j)	1,893	1,880
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	65	65
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5728% 12/25/36 (j)	358	13
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1428% 4/25/33 (j)	2	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1378% 3/25/35 (j)	770	510
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0628% 1/25/36 (j)	70	1
Series 2006-FR4 Class A2A, 0.4228% 8/25/36 (j)	40	20
Series 2007-NC1 Class A2A, 0.3928% 12/25/36 (j)	20	19
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4056% 3/20/19 (d)(j)	466	433
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.207% 6/15/33 (j)	572	75
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	484	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4928% 9/25/34 (j)	55	8
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4328% 6/25/37 (j)	192	160
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	821	810
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.4369% 6/15/12 (j)	1,797	1,796
Class B, 0.5569% 6/15/12 (j)	313	313
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Swift Master Auto Receivables Trust: - continued
Series 2007-1:
Class C, 0.8369% 6/15/12 (j)	$ 187	$ 187
Series 2007-2 Class A, 0.9869% 10/15/12 (j)	2,114	2,107
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2028% 9/25/34 (j)	168	119
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8515% 4/6/42 (d)(j)	1,757	88
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	474	485
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.7069% 6/15/12 (j)	1,653	1,650
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	3,080	3,287
Series 2009-2 Class A3, 1.54% 10/15/12	5,960	5,989
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	4,300	4,391
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	215	217
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	302	306
Class D, 5.54% 12/20/12 (d)	430	435
Class E, 7.05% 5/20/14 (d)	3,037	3,034
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	400	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.7228% 8/25/36 (j)	28	0*
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8369% 8/15/15 (d)(j)	4,281	4,231
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	4,748	4,821
Series 2007-A5A Class A5, 1.0869% 10/15/14 (d)(j)	680	681
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	3	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (d)(j)	806	266
TOTAL ASSET-BACKED SECURITIES (Cost $268,672)		273,146
Collateralized Mortgage Obligations - 2.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.4%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.5259% 2/17/52 (d)(j)	$ 11,100	$ 10,982
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (d)(j)	643	354
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	4,243	4,276
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.5048% 1/25/34 (j)	1,045	955
Series 2004-1 Class 2A2, 3.6766% 10/25/34 (j)	772	690
Series 2004-A Class 2A2, 3.5164% 2/25/34 (j)	230	203
Series 2004-B:
Class 1A1, 2.9236% 3/25/34 (j)	90	78
Class 2A2, 3.0591% 3/25/34 (j)	672	612
Series 2004-D Class 2A2, 3.3908% 5/25/34 (j)	1,573	1,442
Series 2004-G Class 2A7, 3.9212% 8/25/34 (j)	1,410	1,226
Series 2004-H Class 2A1, 3.7527% 9/25/34 (j)	1,262	1,107
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6081% 10/12/41 (d)(j)(l)	3,341	41
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.5182% 2/25/37 (j)	627	591
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0935% 12/10/49 (j)	1,207	1,241
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,348	270
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.8369% 7/16/34 (d)(j)	1,207	1,179
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7428% 5/25/33 (j)	9	9
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.5454% 11/25/34 (j)	1,367	1,313
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4289% 11/19/37 (j)	61	59
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4644% 10/18/54 (d)(j)	1,754	1,712
Class C2, 0.7744% 10/18/54 (d)(j)	587	563
Class M2, 0.5544% 10/18/54 (d)(j)	1,007	970
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (d)(j)	1,404	1,319
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (d)(j)	1,402	1,363
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8897% 12/20/54 (j)	$ 151	$ 64
Series 2006-1A Class C2, 0.9397% 12/20/54 (d)(j)	3,085	1,419
Series 2006-2 Class C1, 0.8097% 12/20/54 (j)	2,445	1,002
Series 2006-3 Class C2, 0.8397% 12/20/54 (j)	506	218
Series 2006-4:
Class B1, 0.4297% 12/20/54 (j)	2,386	1,766
Class C1, 0.7197% 12/20/54 (j)	1,459	627
Class M1, 0.5097% 12/20/54 (j)	629	399
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (j)	1,115	468
Class 1M1, 0.4897% 12/20/54 (j)	754	467
Class 2C1, 0.7697% 12/20/54 (j)	506	213
Class 2M1, 0.5897% 12/20/54 (j)	969	601
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (j)	1,341	570
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7553% 1/20/44 (j)	194	105
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5589% 5/19/35 (j)	177	105
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (j)	93	95
Class A3, 5.447% 6/12/47 (j)	2,289	2,306
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.9631% 12/25/34 (j)	965	930
Series 2006-A2 Class 5A1, 3.423% 11/25/33 (j)	1,281	1,204
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (j)	541	329
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.5728% 10/25/36 (j)	403	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (j)	994	558
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.507% 6/15/22 (d)(j)	181	163
Class C, 0.527% 6/15/22 (d)(j)	785	683
Class D, 0.537% 6/15/22 (d)(j)	301	256
Class E, 0.547% 6/15/22 (d)(j)	483	377
Class F, 0.577% 6/15/22 (d)(j)	733	543
Class G, 0.647% 6/15/22 (d)(j)	259	181
Class H, 0.667% 6/15/22 (d)(j)	362	235
Class J, 0.707% 6/15/22 (d)(j)	422	232
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	$ 5,168	$ 5,363
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6428% 3/25/37 (j)	1,507	92
Permanent Financing No. 8 PLC floater Class 3C, 0.7743% 6/10/42 (j)	1,072	1,071
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.93% 10/25/35 (j)	2,618	2,278
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6471% 7/10/35 (d)(j)	1,243	667
Class B6, 3.1471% 7/10/35 (d)(j)	343	180
Series 2004-A:
Class B4, 1.4971% 2/10/36 (d)(j)	296	156
Class B5, 1.9971% 2/10/36 (d)(j)	198	104
Series 2004-B:
Class B4, 1.3971% 2/10/36 (d)(j)	304	156
Class B5, 1.8471% 2/10/36 (d)(j)	278	123
Class B6, 2.2971% 2/10/36 (d)(j)	98	32
Series 2004-C:
Class B4, 1.2471% 9/10/36 (d)(j)	408	213
Class B5, 1.6471% 9/10/36 (d)(j)	452	202
Class B6, 2.0471% 9/10/36 (d)(j)	104	33
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	809	799
Series 2004-SL3 Class A1, 7% 8/25/16	63	56
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7928% 6/25/33 (d)(j)	279	229
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	170	166
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (j)	19	10
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4625% 9/25/36 (j)	1,475	781
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5375% 6/25/34 (j)	1,079	1,058
Series 2005-AR10 Class 2A2, 2.9762% 6/25/35 (j)	814	780
Series 2005-AR12 Class 2A6, 2.9646% 7/25/35 (j)	418	384
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 2A2, 2.8787% 3/25/35 (j)	$ 2,371	$ 2,171
Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (j)	1,180	1,068
TOTAL PRIVATE SPONSOR		66,845
U.S. Government Agency - 1.0%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	380	413
Series 2005-67 Class HD, 5.5% 12/25/30	8,390	8,783
Series 2006-4 Class PB, 6% 9/25/35	5,748	6,246
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	1,296	1,395
Series 2004-86 Class KC, 4.5% 5/25/19	1,033	1,086
Series 2005-41 Class LA, 5.5% 5/25/35	6,332	6,738
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	2,482	2,712
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	1,334	1,432
Series 2363 Class PF, 6% 9/15/16	1,756	1,883
Series 2425 Class JH, 6% 3/15/17	1,555	1,682
Series 3033 Class UD, 5.5% 10/15/30	3,519	3,682
Series 3049 Class DB, 5.5% 6/15/31	7,886	8,275
TOTAL U.S. GOVERNMENT AGENCY		44,327
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $95,683)		111,172
Commercial Mortgage Securities - 4.7%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1896% 2/14/43 (j)	1,412	1,499
Class A2, 7.1508% 2/14/43 (j)	888	966
Class A3, 7.2008% 2/14/43 (j)	958	1,031
Class PS1, 1.5207% 2/14/43 (j)(l)	3,806	123
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.91% 5/10/45 (j)	1,409	1,493
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4 Class A1, 5.363% 7/10/46 (j)	$ 383	$ 387
Series 2006-5:
Class A1, 5.185% 9/10/47	557	563
Class A3, 5.39% 9/10/47	1,683	1,690
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,448
Series 2007-2 Class A1, 5.421% 4/10/49	336	346
Series 2007-4 Class A3, 6.0019% 2/10/51 (j)	1,204	1,229
Series 2006-6 Class E, 5.619% 10/10/45 (d)	697	106
Series 2007-3 Class A3, 5.837% 6/10/49 (j)	2,016	2,086
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	83	83
Series 2004-2:
Class A3, 4.05% 11/10/38	1,501	1,521
Class A4, 4.153% 11/10/38	1,531	1,547
Series 2004-4 Class A3, 4.128% 7/10/42	189	189
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	1,024	1,032
Series 2001-3 Class H, 6.562% 4/11/37 (d)	675	662
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	302	287
Class K, 6.15% 5/11/35 (d)	561	494
Series 2003-2 Class XP, 0.4312% 3/11/41 (d)(j)(l)	11,983	20
Series 2005-6 Class A3, 5.3503% 9/10/47 (j)	2,173	2,228
Series 2007-1 Class B, 5.543% 1/15/49	727	225
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6469% 3/15/22 (d)(j)	518	456
Class D, 0.6969% 3/15/22 (d)(j)	525	452
Class E, 0.7369% 3/15/22 (d)(j)	434	365
Class F, 0.8069% 3/15/22 (d)(j)	277	219
Class G, 0.8669% 3/15/22 (d)(j)	179	129
Series 2006-BIX1:
Class C, 0.5169% 10/15/19 (d)(j)	775	674
Class D, 0.5469% 10/15/19 (d)(j)	947	805
Class E, 0.5769% 10/15/19 (d)(j)	878	729
Class F, 0.6469% 10/15/19 (d)(j)	1,724	1,328
Class G, 0.6669% 10/15/19 (d)(j)	609	414
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1928% 12/25/33 (d)(j)	61	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class A, 0.7028% 4/25/34 (d)(j)	$ 775	$ 612
Class B, 2.2428% 4/25/34 (d)(j)	87	44
Class M1, 0.9028% 4/25/34 (d)(j)	70	48
Class M2, 1.5428% 4/25/34 (d)(j)	65	38
Series 2004-2:
Class A, 0.7728% 8/25/34 (d)(j)	611	486
Class M1, 0.9228% 8/25/34 (d)(j)	140	90
Series 2004-3:
Class A1, 0.7128% 1/25/35 (d)(j)	1,381	1,091
Class A2, 0.7628% 1/25/35 (d)(j)	198	133
Class M1, 0.8428% 1/25/35 (d)(j)	238	155
Class M2, 1.3428% 1/25/35 (d)(j)	94	58
Series 2005-2A:
Class A1, 0.6528% 8/25/35 (d)(j)	1,063	747
Class M1, 0.7728% 8/25/35 (d)(j)	45	23
Class M2, 0.8228% 8/25/35 (d)(j)	75	35
Class M3, 0.8428% 8/25/35 (d)(j)	41	18
Class M4, 0.9528% 8/25/35 (d)(j)	60	25
Series 2005-3A:
Class A1, 0.6628% 11/25/35 (d)(j)	334	242
Class A2, 0.7428% 11/25/35 (d)(j)	388	260
Class M1, 0.7828% 11/25/35 (d)(j)	63	31
Class M2, 0.8328% 11/25/35 (d)(j)	80	38
Class M3, 0.8528% 11/25/35 (d)(j)	71	32
Class M4, 0.9428% 11/25/35 (d)(j)	89	37
Series 2005-4A:
Class A2, 0.7328% 1/25/36 (d)(j)	773	518
Class B1, 1.7428% 1/25/36 (d)(j)	106	37
Class M1, 0.7928% 1/25/36 (d)(j)	250	137
Class M2, 0.8128% 1/25/36 (d)(j)	119	59
Class M3, 0.8428% 1/25/36 (d)(j)	109	51
Class M4, 0.9528% 1/25/36 (d)(j)	96	40
Class M5, 0.9928% 1/25/36 (d)(j)	96	38
Class M6, 1.0428% 1/25/36 (d)(j)	102	39
Series 2006-1:
Class A2, 0.7028% 4/25/36 (d)(j)	119	73
Class M1, 0.7228% 4/25/36 (d)(j)	68	31
Class M2, 0.7428% 4/25/36 (d)(j)	72	31
Class M3, 0.7628% 4/25/36 (d)(j)	62	25
Class M4, 0.8628% 4/25/36 (d)(j)	35	13
Class M5, 0.9028% 4/25/36 (d)(j)	34	12
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M6, 0.9828% 4/25/36 (d)(j)	$ 68	$ 23
Series 2006-2A:
Class A1, 0.5728% 7/25/36 (d)(j)	2,573	1,779
Class A2, 0.6228% 7/25/36 (d)(j)	108	72
Class B1, 1.2128% 7/25/36 (d)(j)	64	19
Class B3, 3.0428% 7/25/36 (d)(j)	96	26
Class M1, 0.6528% 7/25/36 (d)(j)	113	50
Class M2, 0.6728% 7/25/36 (d)(j)	126	52
Class M3, 0.6928% 7/25/36 (d)(j)	105	40
Class M4, 0.7628% 7/25/36 (d)(j)	71	25
Class M5, 0.8128% 7/25/36 (d)(j)	87	29
Class M6, 0.8828% 7/25/36 (d)(j)	130	42
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (d)(j)	112	22
Class B2, 1.6928% 10/25/36 (d)(j)	81	15
Class B3, 2.9428% 10/25/36 (d)(j)	132	24
Class M4, 0.7728% 10/25/36 (d)(j)	124	37
Class M5, 0.8228% 10/25/36 (d)(j)	148	40
Class M6, 0.9028% 10/25/36 (d)(j)	183	42
Series 2006-4A:
Class A1, 0.5728% 12/25/36 (d)(j)	446	313
Class A2, 0.6128% 12/25/36 (d)(j)	2,364	1,168
Class B1, 1.0428% 12/25/36 (d)(j)	100	22
Class B2, 1.5928% 12/25/36 (d)(j)	102	20
Class B3, 2.7928% 12/25/36 (d)(j)	174	32
Class M1, 0.6328% 12/25/36 (d)(j)	209	71
Class M2, 0.6528% 12/25/36 (d)(j)	139	44
Class M3, 0.6828% 12/25/36 (d)(j)	141	42
Class M4, 0.7428% 12/25/36 (d)(j)	169	47
Class M5, 0.7828% 12/25/36 (d)(j)	154	40
Class M6, 0.8628% 12/25/36 (d)(j)	139	33
Series 2007-1:
Class A2, 0.6128% 3/25/37 (d)(j)	528	343
Class B1, 1.0128% 3/25/37 (d)(j)	222	51
Class B2, 1.4928% 3/25/37 (d)(j)	161	31
Class B3, 3.6928% 3/25/37 (d)(j)	333	57
Class M1, 0.6128% 3/25/37 (d)(j)	194	84
Class M2, 0.6328% 3/25/37 (d)(j)	146	55
Class M3, 0.6628% 3/25/37 (d)(j)	130	43
Class M4, 0.7128% 3/25/37 (d)(j)	104	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M5, 0.7628% 3/25/37 (d)(j)	$ 162	$ 45
Class M6, 0.8428% 3/25/37 (d)(j)	227	57
Series 2007-2A:
Class A1, 0.6128% 7/25/37 (d)(j)	465	340
Class A2, 0.6628% 7/25/37 (d)(j)	436	231
Class B1, 1.9428% 7/25/37 (d)(j)	179	30
Class B2, 2.5928% 7/25/37 (d)(j)	154	26
Class B3, 3.6928% 7/25/37 (d)(j)	173	30
Class M1, 0.7128% 7/25/37 (d)(j)	203	78
Class M2, 0.7528% 7/25/37 (d)(j)	110	35
Class M3, 0.8328% 7/25/37 (d)(j)	111	31
Class M4, 0.9928% 7/25/37 (d)(j)	222	53
Class M5, 1.0928% 7/25/37 (d)(j)	197	41
Class M6, 1.3428% 7/25/37 (d)(j)	249	46
Series 2007-3:
Class A2, 0.6328% 7/25/37 (d)(j)	423	217
Class B1, 1.2928% 7/25/37 (d)(j)	161	32
Class B2, 1.9428% 7/25/37 (d)(j)	304	51
Class B3, 4.3428% 7/25/37 (d)(j)	214	32
Class M1, 0.6528% 7/25/37 (d)(j)	144	54
Class M2, 0.6828% 7/25/37 (d)(j)	153	53
Class M3, 0.7128% 7/25/37 (d)(j)	241	79
Class M4, 0.8428% 7/25/37 (d)(j)	287	84
Class M5, 0.9428% 7/25/37 (d)(j)	198	49
Class M6, 1.1428% 7/25/37 (d)(j)	150	35
Series 2007-4A:
Class B1, 2.8928% 9/25/37 (d)(j)	236	31
Class B2, 3.7928% 9/25/37 (d)(j)	647	78
Class M1, 1.2928% 9/25/37 (d)(j)	225	59
Class M2, 1.3928% 9/25/37 (d)(j)	225	50
Class M4, 1.9428% 9/25/37 (d)(j)	438	79
Class M5, 2.0928% 9/25/37 (d)(j)	438	66
Class M6, 2.2928% 9/25/37 (d)(j)	440	62
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(l)	3,099	114
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(j)(l)	7,027	752
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7769% 3/15/19 (d)(j)	363	181
Class H, 0.9869% 3/15/19 (d)(j)	244	100
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-BBA7:
Class J, 1.1869% 3/15/19 (d)(j)	$ 183	$ 70
Series 2007-BBA8:
Class D, 0.5869% 3/15/22 (d)(j)	349	227
Class E, 0.6369% 3/15/22 (d)(j)	1,818	1,116
Class F, 0.6869% 3/15/22 (d)(j)	1,115	644
Class G, 0.7369% 3/15/22 (d)(j)	376	207
Class H, 0.8869% 3/15/22 (d)(j)	349	173
Class J, 1.0369% 3/15/22 (d)(j)	349	142
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	475	484
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,276	1,301
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	1,086	1,106
Series 2007-PW17 Class A1, 5.282% 6/11/50	643	654
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	340	348
Series 2003-PWR2 Class X2, 0.5984% 5/11/39 (d)(j)(l)	9,357	63
Series 2003-T12 Class X2, 0.6287% 8/13/39 (d)(j)(l)	33,151	298
Series 2006-PW14 Class X2, 0.8482% 12/11/38 (d)(j)(l)	16,356	320
Series 2006-T22 Class A1, 5.415% 4/12/38 (j)	134	134
Series 2007-PW15 Class A1, 5.016% 2/11/44	306	312
Series 2007-PW16:
Class B, 5.9076% 6/11/40 (d)(j)	193	69
Class C, 5.9076% 6/11/40 (d)(j)	161	50
Class D, 5.9076% 6/11/40 (d)(j)	161	42
Series 2007-PW18 Class X2, 0.4862% 6/11/50 (d)(j)(l)	112,749	1,509
Series 2007-T28:
Class A1, 5.422% 9/11/42	190	196
Class X2, 0.3328% 9/11/42 (d)(j)(l)	56,388	462
C-BASS Trust floater Series 2006-SC1 Class A, 0.6128% 5/25/36 (d)(j)	439	265
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,418	1,495
Class XCL, 2.3619% 5/15/35 (d)(j)(l)	16,479	525
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	484	483
Class F, 7.734% 1/15/32	262	261
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(j)	$ 1,214	$ 1,247
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.6469% 8/16/21 (d)(j)	431	354
Class G, 0.6669% 8/15/21 (d)(j)	273	205
Class H, 0.7069% 8/15/21 (d)(j)	218	149
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,039	1,787
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	4,232	4,329
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	236	238
Class A2A, 5.237% 12/11/49	1,074	1,095
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,175	1,152
Class C, 5.476% 12/11/49	2,273	636
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0152% 5/15/46 (j)	1,207	1,233
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	652
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5669% 4/15/17 (d)(j)	2,704	2,190
Class C, 0.6069% 4/15/17 (d)(j)	971	767
Class D, 0.6469% 4/15/17 (d)(j)	428	330
Class E, 0.7069% 4/15/17 (d)(j)	136	102
Class F, 0.7469% 4/15/17 (d)(j)	78	50
Class G, 0.8869% 4/15/17 (d)(j)	78	41
Class H, 0.9569% 4/15/17 (d)(j)	78	30
Class J, 1.1869% 4/15/17 (d)(j)	59	17
Series 2005-FL11:
Class C, 0.6369% 11/15/17 (d)(j)	1,227	1,092
Class D, 0.6769% 11/15/17 (d)(j)	64	56
Class E, 0.7269% 11/15/17 (d)(j)	226	195
Class F, 0.7869% 11/15/17 (d)(j)	112	90
Class G, 0.8369% 11/15/17 (d)(j)	77	52
Series 2006-FL12 Class AJ, 0.4669% 12/15/20 (d)(j)	1,720	1,410
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	38	38
Series 2006-C8 Class A3, 5.31% 12/10/46	3,439	3,455
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
sequential payer:
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	$ 2,040	$ 2,042
Series 2004-LBN2 Class X2, 1.0038% 3/10/39 (d)(j)(l)	2,763	17
Series 2006-C8:
Class B, 5.44% 12/10/46	2,090	733
Class XP, 0.6771% 12/10/46 (j)(l)	16,152	229
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (j)	62	63
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	308	312
Class AJ, 5.373% 12/15/39	2,444	1,270
Series 2007-C2:
Class A1, 5.269% 1/15/49	461	464
Class A3, 5.542% 1/15/49 (j)	2,414	2,204
Series 2007-C3:
Class A1, 5.664% 6/15/39 (j)	153	155
Class A4, 5.9118% 6/15/39 (j)	726	665
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,435	3,564
Series 2006-C5 Class ASP, 0.8719% 12/15/39 (j)(l)	10,256	205
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	1,249	1,114
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6869% 4/15/22 (d)(j)	4,306	1,679
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,207	1,264
Series 2002-CP5 Class A1, 4.106% 12/15/35	108	110
Series 2004-C1:
Class A3, 4.321% 1/15/37	328	333
Class A4, 4.75% 1/15/37	562	574
Series 1998-C1 Class D, 7.17% 5/17/40	112	113
Series 1999-C1 Class E, 8.1581% 9/15/41 (j)	527	525
Series 2001-CK6 Class AX, 1.1925% 8/15/36 (j)(l)	3,234	34
Series 2001-CKN5 Class AX, 2.3088% 9/15/34 (d)(j)(l)	9,817	174
Series 2003-C4 Class ASP, 0.6195% 8/15/36 (d)(j)(l)	9,038	13
Series 2004-C1 Class ASP, 1.1321% 1/15/37 (d)(j)(l)	34,999	265
Series 2006-C1 Class A3, 5.711% 2/15/39 (j)	3,187	3,251
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4869% 2/15/22 (d)(j)	$ 457	$ 297
Series 2007-TFL1:
Class C:
0.5069% 2/15/22 (d)(j)	840	462
0.6069% 2/15/22 (d)(j)	300	135
Class F, 0.6569% 2/15/22 (d)(j)	600	240
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	86	87
Series 2007-C1:
Class ASP, 0.6107% 2/15/40 (j)(l)	22,597	299
Class B, 5.487% 2/15/40 (d)(j)	1,845	212
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	430	421
Class G, 6.936% 3/15/33 (d)	794	762
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	5,829
Series 2001-1 Class X1, 1.255% 5/15/33 (d)(j)(l)	12,136	87
Series 2004-C1 Class X2, 1.3009% 11/10/38 (d)(j)(l)	8,818	53
Series 2005-C1 Class B, 4.846% 6/10/48 (j)	345	256
Series 2007-C1 Class XP, 0.3803% 12/10/49 (j)(l)	25,799	177
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8423% 4/10/40 (d)(j)(l)	9,539	29
Series 2004-C3 Class X2, 0.8072% 12/10/41 (j)(l)	23,205	193
Series 2005-C1 Class X2, 0.8502% 5/10/43 (j)(l)	5,525	56
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.47% 11/5/21 (d)(j)	454	309
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	572	579
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,316	1,360
Class A2, 5.597% 12/10/49	2,414	2,481
Series 2007-GG9 Class A1, 5.233% 3/10/39	5	5
Series 2003-C1 Class XP, 2.1997% 7/5/35 (d)(j)(l)	5,762	1
Series 2003-C2 Class XP, 1.0601% 1/5/36 (d)(j)(l)	8,904	43
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (d)(j)(l)	23,214	287
Series 2006-GG7 Class A3, 6.0847% 7/10/38 (j)	1,591	1,635
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(l)	28,693	323
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5247% 6/6/20 (d)(j)	$ 61	$ 45
Class D, 0.5647% 6/6/20 (d)(j)	288	181
Class E, 0.6547% 6/6/20 (d)(j)	334	204
Class F, 0.7247% 6/6/20 (d)(j)	376	218
Series 2007-EOP:
Class C, 0.6047% 3/6/20 (d)(j)	1,355	1,206
Class D, 0.6547% 3/6/20 (d)(j)	2,650	2,332
Class F, 0.7647% 3/6/20 (d)(j)	112	96
Class G, 0.8047% 3/6/20 (d)(j)	56	46
Class H, 0.9347% 3/6/20 (d)(j)	44	37
Class J, 1.1347% 3/6/20 (d)(j)	63	52
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	597	620
Series 2005-GG4 Class XP, 0.7072% 7/10/39 (d)(j)(l)	23,683	322
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,811	1,848
Series 2007-GG10:
Class A1, 5.69% 8/10/45	407	419
Class A2, 5.778% 8/10/45	575	588
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1053% 1/15/38 (d)(j)(l)	2,169	15
Series 2004-CB8 Class X2, 1.2067% 1/12/39 (d)(j)(l)	2,168	18
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5069% 11/15/18 (d)(j)	1,007	715
Class C, 0.5469% 11/15/18 (d)(j)	715	465
Class D, 0.5669% 11/15/18 (d)(j)	242	142
Class E, 0.6169% 11/15/18 (d)(j)	261	149
Class F, 0.6669% 11/15/18 (d)(j)	392	208
Class G, 0.6969% 11/15/18 (d)(j)	340	173
Class H, 0.8369% 11/15/18 (d)(j)	261	123
sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)	1,817	1,868
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	573	576
Series 2007-LD11 Class A2, 5.9913% 6/15/49 (j)	1,695	1,736
Series 2007-LDP10 Class A1, 5.122% 1/15/49	89	90
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,322	3,113
Series 2004-LDP4 Class D, 5.2913% 10/15/42 (j)	1,086	599
Series 2005-CB13 Class E, 5.5269% 1/12/43 (d)(j)	611	208
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	361
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.9366% 2/12/49 (j)	$ 103	$ 35
Class C, 5.9366% 2/12/49 (j)	270	91
Class D, 5.9366% 2/12/49 (j)	284	87
Series 2007-LDP10 Class ES, 5.5451% 1/15/49 (d)(j)	624	31
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	498	499
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	496	501
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	230	237
Series 2001-C3 Class A1, 6.058% 6/15/20	32	32
Series 2006-C1 Class A2, 5.084% 2/15/31	554	561
Series 2006-C3 Class A1, 5.478% 3/15/32	50	50
Series 2006-C6 Class A1, 5.23% 9/15/39	151	152
Series 2006-C7:
Class A1, 5.279% 11/15/38	681	693
Class A2, 5.3% 11/15/38	1,328	1,357
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	165	168
Class A4, 5.424% 2/15/40	156	151
Series 2007-C2:
Class A1, 5.226% 2/15/40	737	746
Class A3, 5.43% 2/15/40	582	560
Series 2000-C5 Class E, 7.29% 12/15/32	84	85
Series 2001-C3 Class B, 6.512% 6/15/36	2,333	2,420
Series 2001-C7 Class D, 6.514% 11/15/33	1,328	1,336
Series 2004-C2 Class XCP, 1.2292% 3/15/36 (d)(j)(l)	16,374	140
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)	163	165
Series 2005-C3 Class XCP, 0.9157% 7/15/40 (j)(l)	4,069	51
Series 2006-C6 Class XCP, 0.8541% 9/15/39 (j)(l)	6,861	125
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)	2,655	558
Class D, 5.563% 2/15/40 (j)	483	82
Class E, 5.582% 2/15/40 (j)	241	35
Class XCP, 0.5131% 2/15/40 (j)(l)	2,758	35
Series 2007-C7 Class XCP, 0.4535% 9/15/45 (j)(l)	94,733	1,103
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (d)	1,550	1,589
Series 2001-WM, 6.754% 7/14/16 (d)	1,645	1,695
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	$ 1,827	$ 1,608
Class C, 4.13% 11/20/37 (d)	5,207	4,426
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5669% 9/15/21 (d)(j)	387	321
Class E, 0.6269% 9/15/21 (d)(j)	1,395	1,092
Class F, 0.6769% 9/15/21 (d)(j)	515	374
Class G, 0.6969% 9/15/21 (d)(j)	1,017	667
Class H, 0.7369% 9/15/21 (d)(j)	263	104
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	175	177
Series 2007-C1 Class A1, 4.533% 6/12/50	386	390
Series 2005-CKI1 Class A3, 5.405% 11/12/37 (j)	1,982	2,022
Series 2005-LC1 Class F, 5.5536% 1/12/44 (d)(j)	1,050	364
Series 2007-C1 Class A4, 6.0197% 6/12/50 (j)	4,569	4,505
Series 2008-C1 Class A4, 5.69% 2/12/51	2,576	2,512
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3701% 12/12/49 (j)	562	521
sequential payer:
Series 2006-1 CLass A3, 5.6441% 2/12/39 (j)	1,284	1,318
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	1,037	1,073
Series 2007-5:
Class A1, 4.275% 8/12/48	55	56
Class A3, 5.364% 8/12/48	471	462
Class A4, 5.378% 8/12/48	48	44
Class B, 5.479% 2/12/17	3,621	250
Series 2007-6 Class A1, 5.175% 3/12/51	75	76
Series 2007-7 Class A4, 5.81% 6/12/50 (j)	4,225	4,036
Series 2007-8 Class A1, 4.622% 8/12/49	292	298
Series 2007-9 Class A4, 5.7% 9/12/49	315	309
Series 2006-4 Class XP, 0.816% 12/12/49 (j)(l)	26,340	539
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,207	341
Series 2007-7 Class B, 5.75% 6/12/50	105	18
Series 2007-8 Class A3, 6.1549% 8/12/49 (j)	1,041	1,035
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.797% 8/15/19 (d)(j)	24	22
Series 2006-XLF:
Class C, 1.537% 7/15/19 (d)(j)	370	51
Class F, 0.657% 7/15/19 (d)(j)	1,162	1,046
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Class G, 0.697% 7/15/19 (d)(j)	$ 660	$ 462
Series 2007-XCLA Class A1, 0.537% 7/17/17 (d)(j)	1,150	483
Series 2007-XLCA Class B, 0.837% 7/17/17 (d)(j)	1,279	38
Series 2007-XLFA:
Class C, 0.497% 10/15/20 (d)(j)	693	277
Class D, 0.527% 10/15/20 (d)(j)	300	69
Class E, 0.587% 10/15/20 (d)(j)	376	49
Class F, 0.637% 10/15/20 (d)(j)	225	20
Class G, 0.677% 10/15/20 (d)(j)	279	20
Class H, 0.767% 10/15/20 (d)(j)	176	5
Class J, 0.917% 10/15/20 (d)(j)	200	4
Class MHRO, 1.027% 10/15/20 (d)(j)	416	62
Class MJPM, 1.337% 10/15/20 (d)(j)	126	88
Class MSTR, 1.037% 10/15/20 (d)(j)	235	35
Class NHRO, 1.227% 10/15/20 (d)(j)	630	82
Class NSTR, 1.187% 10/15/20 (d)(j)	217	28
sequential payer:
Series 2003-IQ5 Class X2, 0.9866% 4/15/38 (d)(j)(l)	3,716	39
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,792	1,799
Series 2006-HQ10 Class A1, 5.131% 11/12/41	279	283
Series 2006-T23 Class A1, 5.682% 8/12/41	812	831
Series 2007-HQ11 Class A1, 5.246% 2/12/44	264	269
Series 2007-IQ13 Class A1, 5.05% 3/15/44	284	290
Series 2007-IQ14 Class A1, 5.38% 4/15/49	697	717
Series 2007-T25:
Class A1, 5.391% 11/12/49	206	211
Class A2, 5.507% 11/12/49	1,186	1,243
Series 2003-IQ6 Class X2, 0.7193% 12/15/41 (d)(j)(l)	7,809	69
Series 2005-IQ9 Class X2, 1.2108% 7/15/56 (d)(j)(l)	14,184	232
Series 2006-HQ10 Class X2, 0.6959% 11/12/41 (d)(j)(l)	7,540	92
Series 2006-HQ8 Class A3, 5.61% 3/12/44 (j)	1,872	1,914
Series 2006-HQ9 Class B, 5.832% 7/12/44 (j)	1,791	1,155
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,207	416
Series 2006-T23 Class A3, 5.9806% 8/12/41 (j)	616	643
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	2,189	777
Series 2007-XLC1:
Class C, 0.937% 7/17/17 (d)(j)	1,714	51
Class D, 1.037% 7/17/17 (d)(j)	807	24
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class E, 1.137% 7/17/17 (d)(j)	$ 656	$ 20
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	15	15
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	829	832
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	148	154
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,026	1,049
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5369% 1/15/18 (d)(j)	575	573
Series 2006-WL7A:
Class E, 0.6169% 9/15/21 (d)(j)	867	466
Class F, 0.6769% 8/11/18 (d)(j)	846	419
Class G, 0.6969% 8/11/18 (d)(j)	801	383
Class J, 0.9369% 8/11/18 (d)(j)	178	36
Series 2007-WHL8:
Class AP1, 1.0369% 6/15/20 (d)(j)	99	54
Class AP2, 1.1369% 6/15/20 (d)(j)	165	83
Class F, 0.8169% 6/15/20 (d)(j)	2,422	606
Class LXR1, 1.0369% 6/15/20 (d)(j)	148	74
Class LXR2, 1.1369% 6/15/20 (d)(j)	1,651	660
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	298	299
Series 2006-C27 Class A2, 5.624% 7/15/45	1,078	1,095
Series 2006-C29:
Class A1, 5.11% 11/15/48	563	571
Class A3, 5.313% 11/15/48	3,206	3,260
Series 2007-C30:
Class A1, 5.031% 12/15/43	120	121
Class A3, 5.246% 12/15/43	1,036	1,032
Class A4, 5.305% 12/15/43	355	342
Class A5, 5.342% 12/15/43	1,291	1,140
Series 2007-C31 Class A1, 5.14% 4/15/47	135	137
Series 2007-C32:
Class A2, 5.7351% 6/15/49 (j)	1,448	1,486
Class A3, 5.9286% 6/15/49 (j)	2,049	1,950
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(j)	573	470
Series 2003-C8 Class XP, 0.4798% 11/15/35 (d)(j)(l)	2,807	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2003-C9 Class XP, 0.6562% 12/15/35 (d)(j)(l)	$ 4,631	$ 11
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(j)	928	863
Class 180B, 5.5782% 10/15/41 (d)(j)	422	380
Series 2005-C19 Class B, 4.892% 5/15/44	1,207	824
Series 2005-C22:
Class B, 5.5348% 12/15/44 (j)	2,676	1,473
Class F, 5.5348% 12/15/44 (d)(j)	2,013	534
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,207	353
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	3,621	571
Class XP, 0.6284% 12/15/43 (d)(j)(l)	13,902	205
Series 2007-C31 Class C, 5.8829% 4/15/47 (j)	332	67
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0995% 2/15/51 (j)	799	743
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $177,623)		215,648
Municipal Securities - 0.3%

California Gen. Oblig. 5.25% 4/1/14	9,000	9,398
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	6,094	6,171
TOTAL MUNICIPAL SECURITIES (Cost $15,132)		15,569
Foreign Government and Government Agency Obligations - 1.0%

Canadian Government 2.375% 9/10/14	5,700	5,794
Chilean Republic 7.125% 1/11/12	3,362	3,634
Ontario Province:
1.875% 11/19/12	13,000	13,099
2.95% 2/5/15	22,700	23,011
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $44,871)		45,538
Supranational Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $244)	$ 267	$ 287
Bank Notes - 0.1%

National City Bank, Cleveland 0.3519% 3/1/13 (j) (Cost $4,401)	5,490	5,277
Fixed-Income Funds - 5.7%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (k)	2,066,667	218,199
Fidelity Specialized High Income Central Fund (k)	452,458	42,789
TOTAL FIXED-INCOME FUNDS (Cost $251,848)		260,988
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (j)	$ 1,162	883
MUFG Capital Finance 1 Ltd. 6.346% (j)	4,544	4,121
		5,004
TOTAL PREFERRED SECURITIES (Cost $3,460)		5,004
Cash Equivalents - 1.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $56,889)	$ 56,890	56,889
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $4,346,865)		4,572,976
NET OTHER ASSETS - 0.5%		24,723
NET ASSETS - 100%		$ 4,597,699
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $176,000) (i)

	Sept. 2037	$ 647	$ (530)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	432	(223)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)	Oct. 2034	527	(281)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (h)	Dec. 2034	1,282	(1,249)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	184	(108)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)

	Oct. 2034	$ 581	$ (321)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	425	(340)
		$ 4,082	$ (3,056)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $549,513,000 or 12.0% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $47,793,000 or 1.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,232,000.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$56,889,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 3,830
Bank of America, NA	36,221
J.P. Morgan Securities, Inc.	3,871
Mizuho Securities USA, Inc.	12,967
$ 56,889
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Corporate Bond 1-10 Year Central Fund	$ 11,979
Fidelity Specialized High Income Central Fund	2,532
Total	$ 14,511
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 413,890	$ -	$ 210,714	$ 218,199	9.2%
Fidelity Corporate Bond 1-5 Year Central Fund	30,646	-	31,054 *	-	0.0%
Fidelity Specialized High Income Central Fund	56,460	2,532	19,288	42,789	9.9%
Total	$ 500,996	$ 2,532	$ 261,056	$ 260,988
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,436,449	$ -	$ 1,436,449	$ -
U.S. Government and Government Agency Obligations	1,876,320	-	1,876,320	-
U.S. Government Agency - Mortgage Securities	270,689	-	270,689	-
Asset-Backed Securities	273,146	-	263,449	9,697
Collateralized Mortgage Obligations	111,172	-	109,989	1,183
Commercial Mortgage Securities	215,648	-	194,521	21,127
Municipal Securities	15,569	-	15,569	-
Foreign Government and Government Agency Obligations	45,538	-	45,538	-
Supranational Obligations	287	-	287	-
Bank Notes	5,277	-	5,277	-
Fixed-Income Funds	260,988	260,988	-	-
Preferred Securities	5,004	-	5,004	-
Cash Equivalents	56,889	-	56,889	-
Total Investments in Securities:	$ 4,572,976	$ 260,988	$ 4,279,981	$ 32,007
Derivative Instruments:
Liabilities
Swap Agreements	$ (3,056)	$ -	$ (530)	$ (2,526)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 52,285
Total Realized Gain (Loss)	1,547
Total Unrealized Gain (Loss)	4,791
Cost of Purchases	94
Proceeds of Sales	(7,117)
Amortization/Accretion	865
Transfers in to Level 3	7,700
Transfers out of Level 3	(28,158)
Ending Balance	$ 32,007
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 4,654
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,386)
Total Unrealized Gain (Loss)	619
Transfers in to Level 3	(759)
Transfers out of Level 3	-
Ending Balance	$ (2,526)
Realized gain (loss) on Swap Agreements for the period	$ 72
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2010	$ 613

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $4,507,515,000. Net unrealized appreciation aggregated $65,461,000, of which $98,386,000 related to appreciated investment securities and $32,925,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $4,082,000 representing 0.09% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Investment Grade Bond

May 31, 2010

1.804978.106

IGB-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 1,223	$ 1,224
5.875% 3/15/11	2,059	2,123
		3,347
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	4,133	4,588
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	472	483
5.375% 1/15/16	2,000	2,130
5.875% 1/15/36	1,636	1,525
6.375% 6/15/14	7,400	8,159
		12,297
Media - 1.3%
Comcast Corp.:
4.95% 6/15/16	9,366	9,877
6.55% 7/1/39	6,000	6,389
COX Communications, Inc. 6.25% 6/1/18 (d)	1,086	1,190
Discovery Communications LLC:
3.7% 6/1/15	4,740	4,756
6.35% 6/1/40	4,333	4,362
Liberty Media Corp.:
5.7% 5/15/13	5,015	5,015
8.25% 2/1/30	11,272	10,427
NBC Universal, Inc.:
3.65% 4/30/15 (d)	5,180	5,245
5.15% 4/30/20 (d)	6,847	6,991
6.4% 4/30/40 (d)	5,621	5,835
News America Holdings, Inc. 7.75% 12/1/45	3,549	4,289
News America, Inc. 6.15% 3/1/37	3,755	3,804
Time Warner Cable, Inc.:
5% 2/1/20	389	388
5.85% 5/1/17	11,782	12,802
Time Warner, Inc. 6.2% 3/15/40	6,717	6,738
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
6.125% 10/5/17	$ 2,626	$ 2,929
6.75% 10/5/37	5,000	5,379
		96,416
TOTAL CONSUMER DISCRETIONARY		116,648
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (d)	5,675	6,156
Diageo Capital PLC 5.2% 1/30/13	1,782	1,937
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,502	7,059
		15,152
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	8,461	7,657
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	6,374	6,620
5.625% 11/1/11	2,298	2,429
6.25% 6/1/12	3,588	3,919
6.5% 8/11/17	5,912	6,694
		19,662
Tobacco - 0.5%
Altria Group, Inc.:
9.25% 8/6/19	6,587	7,813
9.7% 11/10/18	6,979	8,462
Reynolds American, Inc.:
6.75% 6/15/17	8,966	9,465
7.25% 6/15/37	13,188	12,897
		38,637
TOTAL CONSUMER STAPLES		81,108
ENERGY - 2.4%
Energy Equipment & Services - 0.3%
BJ Services Co. 6% 6/1/18	8,410	9,399
DCP Midstream LLC 5.35% 3/15/20 (d)	6,231	6,229
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
5.15% 3/15/13	$ 1,223	$ 1,291
9.625% 3/1/19	4,130	5,057
		21,976
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp. 5.95% 9/15/16	17,384	18,517
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,670	1,837
Cenovus Energy, Inc. 6.75% 11/15/39 (d)	2,502	2,715
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	239	243
Duke Energy Field Services:
6.875% 2/1/11	1,383	1,431
7.875% 8/16/10	5,117	5,183
EnCana Corp. 6.3% 11/1/11	2,854	3,023
Kinder Morgan Energy Partners LP:
5.3% 9/15/20	4,722	4,667
6.55% 9/15/40	2,205	2,171
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	2,462	2,611
6.85% 1/15/40 (d)	9,240	10,224
Nakilat, Inc. 6.067% 12/31/33 (d)	7,325	6,888
Nexen, Inc.:
5.05% 11/20/13	3,969	4,249
5.875% 3/10/35	6,230	5,846
6.4% 5/15/37	4,561	4,577
Pemex Project Funding Master Trust 0.8517% 12/3/12 (d)(j)	7,003	6,915
Petro-Canada:
6.05% 5/15/18	2,460	2,688
6.8% 5/15/38	6,080	6,568
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	16,475	16,350
6.875% 1/20/40	13,064	13,110
Petroleum Export Ltd. 4.633% 6/15/10 (d)	23	23
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	3,501	3,611
5.5% 9/30/14 (d)	4,894	5,230
6.75% 9/30/19 (d)	3,203	3,484
Suncor Energy, Inc.:
6.1% 6/1/18	7,564	8,293
6.85% 6/1/39	2,162	2,334
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCanada PipeLines Ltd.:
3.4% 6/1/15	$ 1,806	$ 1,817
6.1% 6/1/40	3,550	3,520
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,717
		150,842
TOTAL ENERGY		172,818
FINANCIALS - 11.7%
Capital Markets - 2.1%
BlackRock, Inc. 6.25% 9/15/17	4,776	5,405
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,879	2,994
5.95% 1/18/18	6,036	6,123
6.15% 4/1/18	5,599	5,720
6.6% 1/15/12	1,373	1,441
6.75% 10/1/37	5,714	5,350
6.875% 1/15/11	112	115
7.5% 2/15/19	3,514	3,880
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	3,420	3,470
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	1,990
JPMorgan Chase Capital XX 6.55% 9/29/36	21,862	20,504
Lazard Group LLC:
6.85% 6/15/17	3,087	3,179
7.125% 5/15/15	9,694	10,265
Merrill Lynch & Co., Inc. 6.875% 4/25/18	18,880	19,446
Morgan Stanley:
0.5953% 1/9/14 (j)	21,982	20,189
4.1% 1/26/15	6,270	6,011
6% 5/13/14	8,475	8,785
6.625% 4/1/18	10,000	10,269
7.3% 5/13/19	5,986	6,287
UBS AG Stamford Branch 3.875% 1/15/15	10,400	10,351
		151,774
Commercial Banks - 1.7%
American Express Centurion Bank 5.2% 11/26/10	697	708
Bank of America NA:
5.3% 3/15/17	7,685	7,540
6% 10/15/36	4,808	4,399
BB&T Capital Trust IV 6.82% 6/12/77 (j)	731	658
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Chase Manhattan Corp. 7.875% 6/15/10	$ 420	$ 421
Credit Suisse (Guernsey) Ltd. 5.86% (j)	7,977	6,860
Credit Suisse New York Branch 6% 2/15/18	10,531	10,749
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (d)(j)	1,901	1,787
Discover Bank:
7% 4/15/20	3,177	3,131
8.7% 11/18/19	7,448	8,149
Export-Import Bank of Korea 5.25% 2/10/14 (d)	4,263	4,419
Fifth Third Bancorp:
4.5% 6/1/18	2,107	1,969
8.25% 3/1/38	2,988	3,189
HBOS PLC 6.75% 5/21/18 (d)	3,829	3,615
HSBC Holdings PLC:
0.4915% 10/6/16 (j)	907	891
6.5% 9/15/37	2,956	3,001
KeyBank NA:
5.8% 7/1/14	5,229	5,548
6.95% 2/1/28	1,344	1,338
KeyBank NA, Cleveland 5.45% 3/3/16	2,744	2,808
Korea Development Bank 5.75% 9/10/13	4,034	4,298
Lloyds TSB Bank PLC 5.8% 1/13/20 (d)	2,839	2,667
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (d)(j)	572	558
Marshall & Ilsley Bank:
4.85% 6/16/15	1,623	1,537
5% 1/17/17	522	466
5.25% 9/4/12	2,120	2,099
PNC Funding Corp.:
0.4778% 1/31/12 (j)	888	879
3.625% 2/8/15	1,941	1,980
Regions Bank 6.45% 6/26/37	7,146	6,078
Regions Financial Corp.:
5.75% 6/15/15	1,371	1,358
7.75% 11/10/14	5,895	6,261
Sovereign Bank 2.0544% 8/1/13 (j)	1,297	1,281
Standard Chartered Bank 6.4% 9/26/17 (d)	4,086	4,279
Wachovia Corp.:
0.4328% 10/15/11 (j)	302	300
0.4428% 4/23/12 (j)	151	149
4.875% 2/15/14	1,057	1,108
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.625% 4/15/15	$ 6,876	$ 6,958
3.75% 10/1/14	7,790	7,921
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,080	2,088
		123,445
Consumer Finance - 0.4%
Capital One Bank USA NA 8.8% 7/15/19	8,003	9,544
Capital One Financial Corp. 5.7% 9/15/11	3,508	3,658
Discover Financial Services:
0.7856% 6/11/10 (j)	1,653	1,653
10.25% 7/15/19	4,737	5,580
Household Finance Corp. 6.375% 10/15/11	1,155	1,221
HSBC Finance Corp. 5.25% 1/14/11	818	834
SLM Corp.:
0.457% 3/15/11 (j)	667	646
0.5458% 10/25/11 (j)	2,316	2,179
0.6158% 1/27/14 (j)	1,322	1,116
5% 10/1/13	490	462
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	173	180
		27,073
Diversified Financial Services - 1.7%
Bank of America Corp. 5.75% 12/1/17	11,468	11,614
Citigroup, Inc.:
5.3% 10/17/12	3,453	3,582
5.5% 4/11/13	25,084	25,839
6.125% 11/21/17	3,500	3,570
6.125% 5/15/18	18,795	19,224
6.5% 1/18/11	532	547
6.5% 8/19/13	1,650	1,738
8.5% 5/22/19	5,000	5,858
JPMorgan Chase & Co.:
4.891% 9/1/15 (j)	2,465	2,459
4.95% 3/25/20	11,136	11,137
6.75% 2/1/11	153	158
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	7,691	7,180
5.35% 4/15/12 (d)	1,917	1,952
5.5% 1/15/14 (d)	5,645	5,580
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (d)	$ 7,300	$ 8,024
TECO Finance, Inc.:
4% 3/15/16	1,803	1,820
5.15% 3/15/20	2,590	2,629
7% 5/1/12	3,093	3,335
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	4,425	4,027
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	1,161	1,045
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	2,033	1,850
		123,168
Insurance - 2.1%
Allstate Corp. 6.2% 5/16/14	7,535	8,476
Assurant, Inc. 5.625% 2/15/14	5,039	5,293
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	8,357
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	13,028	11,595
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	9,346	9,769
10.75% 6/15/88 (d)(j)	5,039	5,392
Lincoln National Corp. 7% 5/17/66 (j)	1,423	1,167
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	6,576	8,635
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (d)(j)	11,269	11,227
MetLife, Inc.:
6.125% 12/1/11	535	567
6.75% 6/1/16	5,620	6,235
Metropolitan Life Global Funding I:
5.125% 11/9/11 (d)	4,449	4,645
5.125% 4/10/13 (d)	7,041	7,594
5.125% 6/10/14 (d)	4,961	5,322
Monumental Global Funding II 5.65% 7/14/11 (d)	4,763	4,916
New York Life Global Funding 4.65% 5/9/13 (d)	5,732	6,120
New York Life Insurance Co. 6.75% 11/15/39 (d)	3,220	3,536
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	3,480	3,524
Pacific Life Global Funding 5.15% 4/15/13 (d)	5,929	6,222
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	7,366	9,171
Prudential Financial, Inc.:
4.75% 9/17/15	9,207	9,467
7.375% 6/15/19	2,170	2,484
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(j)	$ 1,243	$ 1,137
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,139	6,079
		146,930
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	965	1,016
6.125% 11/1/12	1,454	1,579
Camden Property Trust:
5.375% 12/15/13	2,278	2,413
5.875% 11/30/12	861	926
Developers Diversified Realty Corp.:
4.625% 8/1/10	3,262	3,266
5.25% 4/15/11	5,471	5,502
5.375% 10/15/12	4,528	4,490
7.5% 4/1/17	3,286	3,270
9.625% 3/15/16	4,996	5,462
Duke Realty LP:
4.625% 5/15/13	228	233
5.875% 8/15/12	716	754
Equity One, Inc.:
6% 9/15/17	4,072	4,069
6.25% 12/15/14	3,586	3,708
6.25% 1/15/17	2,676	2,729
Federal Realty Investment Trust:
5.4% 12/1/13	3,291	3,519
5.9% 4/1/20	1,740	1,806
6% 7/15/12	1,979	2,113
6.2% 1/15/17	1,522	1,630
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,778
6.65% 1/15/18	3,860	3,980
UDR, Inc. 5.5% 4/1/14	7,998	8,320
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,175	2,225
Washington (REIT) 5.95% 6/15/11	6,334	6,438
		71,226
Real Estate Management & Development - 2.1%
AMB Property LP:
5.9% 8/15/13	5,685	5,978
6.3% 6/1/13	5,773	6,181
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP 6.125% 4/15/20 (d)	$ 2,345	$ 2,399
Brandywine Operating Partnership LP:
5.625% 12/15/10	13,759	13,974
5.7% 5/1/17	810	799
5.75% 4/1/12	3,986	4,135
Colonial Properties Trust:
4.8% 4/1/11	481	473
5.5% 10/1/15	7,511	7,136
6.875% 8/15/12	2,950	3,031
Colonial Realty LP 6.05% 9/1/16	5,558	5,273
Duke Realty LP:
5.4% 8/15/14	6,355	6,527
5.5% 3/1/16	6,313	6,416
5.625% 8/15/11	3,881	3,987
5.95% 2/15/17	1,643	1,657
6.25% 5/15/13	4,600	4,922
6.5% 1/15/18	6,346	6,674
ERP Operating LP:
5.5% 10/1/12	7,592	8,153
6.625% 3/15/12	1,392	1,502
Liberty Property LP:
5.5% 12/15/16	3,957	4,080
6.375% 8/15/12	2,724	2,896
6.625% 10/1/17	3,947	4,164
Mack-Cali Realty LP 7.75% 2/15/11	1,739	1,799
Post Apartment Homes LP 6.3% 6/1/13	6,854	7,244
Reckson Operating Partnership LP:
5.15% 1/15/11	1,820	1,823
6% 3/31/16	1,534	1,519
Regency Centers LP 6.75% 1/15/12	7,337	7,786
Simon Property Group LP:
4.2% 2/1/15	2,530	2,591
4.6% 6/15/10	2,646	2,649
5.1% 6/15/15	3,937	4,136
5.3% 5/30/13	220	236
6.75% 2/1/40	4,075	4,314
Tanger Properties LP 6.15% 11/15/15	10,207	11,091
		145,545
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
5.65% 5/1/18	$ 18,622	$ 18,729
6.5% 8/1/16	6,800	7,243
7.375% 5/15/14	5,798	6,402
Countrywide Financial Corp. 5.8% 6/7/12	840	885
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,118	5,355
Independence Community Bank Corp.:
2.1115% 4/1/14 (j)	3,116	3,050
2.331% 6/20/13 (j)	1,646	1,624
		43,288
TOTAL FINANCIALS		832,449
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,680
6.25% 6/15/14	3,144	3,527
		9,207
Pharmaceuticals - 0.1%
Abbott Laboratories 5.3% 5/27/40	3,000	2,947
TOTAL HEALTH CARE		12,154
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (d)	521	554
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	254	255
Continental Airlines, Inc.:
6.545% 8/2/20	1,541	1,575
6.795% 2/2/20	657	628
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	7,460	7,348
7.57% 11/18/10	13,914	14,053
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 3,535	$ 3,235
8.36% 7/20/20	11,912	11,673
		38,767
Industrial Conglomerates - 0.0%
Covidien International Finance SA:
5.15% 10/15/10	1,005	1,020
5.45% 10/15/12	240	263
		1,283
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	584	586
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	3,739	3,599
TOTAL INDUSTRIALS		44,789
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	6,438
6.55% 10/1/17	5,174	5,908
		12,346
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.507% 6/15/10 (j)	2,459	2,459
TOTAL INFORMATION TECHNOLOGY		14,805
MATERIALS - 0.7%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	16,321	18,697
Metals & Mining - 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	5,241	5,696
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,171	7,829
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
7.125% 7/15/28	$ 6,052	$ 6,760
8.95% 5/1/14	6,462	7,763
		28,048
TOTAL MATERIALS		46,745
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 6.8% 5/15/36	10,394	11,448
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,382	7,449
British Telecommunications PLC 9.125% 12/15/10 (c)	1,934	2,014
CenturyTel, Inc. 7.6% 9/15/39	4,874	4,590
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,530	2,704
5.875% 8/20/13	6,186	6,728
France Telecom SA 7.75% 3/1/11 (c)	2,706	2,838
Sprint Capital Corp.:
6.875% 11/15/28	6,238	5,185
7.625% 1/30/11	5,123	5,213
Telecom Italia Capital SA:
4.875% 10/1/10	3,277	3,309
4.95% 9/30/14	6,637	6,582
5.25% 10/1/15	3,019	3,017
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,725
5.877% 7/15/19	2,416	2,494
6.221% 7/3/17	1,964	2,117
Verizon Communications, Inc. 6.1% 4/15/18	5,800	6,460
		73,873
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	6,274	6,639
5.875% 10/1/19	7,883	8,378
6.35% 3/15/40 (d)	2,469	2,518
Sprint Nextel Corp. 6% 12/1/16	12,603	11,217
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5.5% 6/15/11	$ 3,420	$ 3,563
5.625% 2/27/17	1,742	1,891
		34,206
TOTAL TELECOMMUNICATION SERVICES		108,079
UTILITIES - 2.2%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,367
Commonwealth Edison Co. 5.4% 12/15/11	8,675	9,191
EDP Finance BV 6% 2/2/18 (d)	14,961	14,911
Mid-American Energy Co. 5.65% 7/15/12	942	1,021
Oncor Electric Delivery Co. 6.375% 5/1/12	20,436	22,080
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,673
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	9,216	8,064
Progress Energy, Inc. 6% 12/1/39	3,794	3,793
		73,100
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	3,626	3,791
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,228	3,321
		7,112
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	7,906	8,437
Exelon Generation Co. LLC 5.35% 1/15/14	6,631	7,169
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,521
6.5% 5/1/18	6,705	7,308
		26,435
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	377	383
7.5% 9/1/10	475	483
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	2,051	1,897
7.5% 6/30/66 (j)	4,578	4,441
DTE Energy Co. 7.05% 6/1/11	3,168	3,331
KeySpan Corp. 7.625% 11/15/10	212	218
National Grid PLC 6.3% 8/1/16	13,903	15,660
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.4% 7/15/14	$ 1,746	$ 1,874
5.45% 9/15/20	1,831	1,841
6.4% 3/15/18	5,675	6,155
7.875% 11/15/10	1,421	1,461
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	9,628	8,761
		46,505
TOTAL UTILITIES		153,152
TOTAL NONCONVERTIBLE BONDS (Cost $1,522,284)		1,582,747
U.S. Government and Government Agency Obligations - 37.7%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	19,500	20,379
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20	188,515	190,071
2.125% 2/15/40	7,109	7,612
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		197,683
U.S. Treasury Obligations - 34.6%
U.S. Treasury Bonds:
4.375% 11/15/39	106,787	109,457
4.375% 5/15/40	141,292	145,090
U.S. Treasury Notes:
1.75% 4/15/13	908,660	922,224
2.625% 7/31/14 (g)	712,335	734,874
2.75% 10/31/13 (g)	499,918	520,344
3.625% 2/15/20	30,000	30,771
TOTAL U.S. TREASURY OBLIGATIONS		2,462,760
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,634,454)		2,680,822
U.S. Government Agency - Mortgage Securities - 13.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 10.6%
2.913% 2/1/35 (j)	$ 4,482	$ 4,714
3.348% 9/1/35 (j)	4,920	5,142
3.379% 10/1/34 (j)	9,447	9,936
4% 6/1/25 (e)(f)	17,000	17,426
4% 6/1/25 (e)(f)	11,000	11,276
4% 6/1/25 (e)	8,000	8,200
4% 8/1/39	13,954	13,868
4.034% 8/1/35 (j)	1,507	1,564
4.209% 10/1/37 (j)	13,975	14,621
4.278% 6/1/36 (j)	354	369
4.5% 6/1/25 (e)	10,000	10,459
4.5% 6/1/39 to 9/1/39	69,247	70,802
4.5% 6/1/40 (e)	14,000	14,284
4.5% 6/1/40 (e)(f)	19,000	19,385
4.509% 5/1/35 (j)	13,417	14,062
5% 4/1/18 to 6/1/40	112,987	118,769
5% 6/1/25 (e)	13,200	14,015
5% 6/1/40 (e)(f)	19,000	19,884
5% 6/1/40 (e)	14,000	14,651
5% 6/1/40 (e)	8,000	8,372
5% 6/1/40 (e)	2,000	2,093
5.496% 7/1/37 (j)	799	840
5.5% 1/1/24 to 3/1/40	144,454	154,236
5.5% 6/1/40 (e)(f)	5,000	5,333
5.5% 6/1/40 (e)(f)	19,000	20,266
5.5% 6/1/40 (e)(f)	800	853
5.5% 6/1/40 (e)(f)	2,500	2,667
6% 7/1/21 to 7/1/38	51,248	55,672
6% 5/1/40 (e)(f)	22,000	23,739
6% 6/1/40 (e)(f)	10,500	11,308
6% 6/1/40 (e)(f)	15,500	16,693
6% 6/1/40 (e)	6,000	6,462
6% 6/1/40 (e)	29,000	31,232
6.5% 5/1/31 to 9/1/38	17,377	19,191
6.5% 6/1/40 (e)(f)	14,000	15,231
TOTAL FANNIE MAE		757,615
Freddie Mac - 1.2%
2.891% 8/1/35 (j)	8,317	8,715
3.099% 4/1/35 (j)	7,188	7,515
3.14% 10/1/34 (j)	4,516	4,731
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.269% 1/1/36 (j)	$ 2,702	$ 2,850
3.702% 4/1/35 (j)	9,488	9,926
4.73% 7/1/35 (j)	2,889	2,996
5% 9/1/39 to 6/1/40	8,869	9,327
5.585% 10/1/35 (j)	323	338
6% 7/1/37	264	286
6% 5/1/40 (e)	21,500	23,216
6.5% 6/1/40 (e)	13,000	14,162
TOTAL FREDDIE MAC		84,062
Government National Mortgage Association - 1.4%
4% 8/15/39 to 3/15/40	17,943	17,947
4% 6/1/40 (e)	2,000	1,996
4.5% 5/15/39 to 5/20/40	20,924	21,505
4.5% 6/1/40 (e)	4,000	4,095
4.5% 6/1/40 (e)	4,000	4,095
4.5% 6/1/40 (e)	15,000	15,356
4.5% 6/1/40 (e)	3,000	3,071
4.5% 6/1/40 (e)	7,000	7,185
4.5% 6/1/40 (e)	3,000	3,079
5.5% 12/20/28 to 12/15/38	16,625	17,937
5.5% 6/1/40 (e)(f)	800	858
5.5% 6/1/40 (e)(f)	2,500	2,681
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		99,805
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $919,286)		941,482
Asset-Backed Securities - 2.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8128% 4/25/35 (j)	1,444	847
ACE Securities Corp. Series 2006-NC2 Class M7, 1.0928% 7/25/36 (j)	85	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0928% 3/25/34 (j)	122	115
Class M2, 1.9928% 3/25/34 (j)	275	181
Series 2005-HE2 Class M2, 0.7928% 4/25/35 (j)	168	150
Series 2006-HE2 Class M3, 0.6828% 5/25/36 (j)	74	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-OP1:
Class M4, 0.7128% 4/25/36 (j)	$ 135	$ 4
Class M5, 0.7328% 4/25/36 (j)	43	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3697% 9/20/13 (j)	593	584
Series 2006-C1 Class C1, 0.8197% 10/20/14 (j)	141	3
Series 2007-A4 Class A4, 0.3697% 4/22/13 (j)	528	520
Series 2007-D1 Class D, 1.7397% 1/22/13 (d)(j)	6,136	0*
Airspeed Ltd. Series 2007-1A Class C1, 2.8369% 6/15/32 (d)(j)	6,172	2,623
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (d)(j)	129	129
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	2,720	2,754
Class A4, 3% 10/15/15 (d)	2,700	2,761
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0869% 1/15/15 (d)(j)	13,880	14,078
Series 2010-2 Class A, 4.25% 4/15/17 (d)	8,030	8,229
Series 2010-3 Class A, 2.88% 4/15/15 (d)	6,200	6,224
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	104	105
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	812	803
Class E, 6.96% 3/31/16 (d)	3,214	3,026
Series 2007-2M Class A3, 5.22% 6/8/12	74	74
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0428% 12/25/33 (j)	86	54
Series 2004-R2 Class M3, 0.8928% 4/25/34 (j)	122	15
Series 2005-R2 Class M1, 0.7928% 4/25/35 (j)	1,638	1,225
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6525% 3/1/34 (j)	38	27
Series 2004-W7 Class M1, 0.8928% 5/25/34 (j)	1,012	482
Series 2006-W4 Class A2C, 0.5028% 5/25/36 (j)	1,178	373
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.1678% 4/25/34 (j)	2,117	1,296
Series 2006-HE2 Class M1, 0.7128% 3/25/36 (j)	149	9
Axon Financial Funding Ltd. 5.96% 4/4/17 (b)(d)(j)	5,160	0*
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	5,300	5,520
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Auto Trust: - continued
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	$ 4,300	$ 4,349
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (j)	700	699
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (j)	1,740	1,653
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (j)	271	266
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,265	1,279
Class C, 5.31% 6/15/12	930	945
Series 2007-1 Class C, 5.38% 11/15/12	331	347
Series 2007-SN1 Class D, 6.05% 1/17/12	162	162
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	83	84
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.6269% 4/15/13 (d)(j)	2,306	2,305
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7897% 7/20/39 (d)(j)	363	44
Class B, 1.0897% 7/20/39 (d)(j)	355	24
Class C, 1.4397% 7/20/39 (d)(j)	456	11
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	692
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6428% 7/25/36 (j)	905	177
Series 2006-NC2 Class M7, 1.1928% 6/25/36 (j)	572	11
Series 2006-NC3 Class M10, 2.3428% 8/25/36 (d)(j)	855	21
Series 2006-NC4 Class M1, 0.6428% 10/25/36 (j)	127	25
Series 2006-RFC1 Class M9, 2.2128% 5/25/36 (j)	251	10
Series 2007-RFC1 Class A3, 0.4828% 12/25/36 (j)	1,429	511
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.5197% 5/20/17 (d)(j)	128	114
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	289	289
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.6128% 5/25/37 (j)	607	24
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.4028% 6/25/47 (j)	68	66
Series 2007-4 Class A1A, 0.3661% 9/25/37 (j)	398	373
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,666	0*
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.3128% 4/25/34 (j)	126	47
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-4 Class M2, 1.1378% 6/25/34 (j)	$ 467	$ 160
Series 2005-3 Class MV1, 0.7628% 8/25/35 (j)	1,131	1,021
Series 2005-AB1 Class A2, 0.5528% 8/25/35 (j)	176	169
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	501	509
Series 2007-C Class A3, 5.43% 5/15/12 (d)	65	65
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,272	3,028
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.585% 5/28/35 (j)	31	27
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5178% 8/25/34 (j)	231	86
Series 2006-3 Class 2A3, 0.5028% 11/25/36 (j)	4,467	1,416
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1678% 3/25/34 (j)	19	2
Series 2005-FF9 Class A3, 0.6228% 10/25/35 (j)	2,956	2,613
Series 2006-FF12 Class A2, 0.3828% 9/25/36 (j)	5	5
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	3,428	3,559
Series 2006-C:
Class B, 5.3% 6/15/12	409	426
Class D, 6.89% 5/15/13 (d)	2,428	2,549
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,378	1,470
Series 2009-D:
Class A3, 2.17% 10/15/13	3,400	3,440
Class A4, 2.98% 8/15/14	3,000	3,090
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8869% 6/15/13 (j)	612	594
Series 2010-1 Class A, 1.9869% 12/15/14 (d)(j)	12,300	12,435
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	41	41
Series 2007-1:
Class A4, 5.03% 2/16/15	286	292
Class C, 5.43% 2/16/15	350	339
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.8328% 1/25/35 (j)	752	267
Class M4, 1.0228% 1/25/35 (j)	289	38
Series 2006-D Class M1, 0.5728% 11/25/36 (j)	184	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (d)(j)	2,174	1,491
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,642	1,314
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust:
Series 2003-1 Class A, 0.7669% 4/15/31 (d)(j)	$ 226	$ 199
Series 2006-2A:
Class A, 0.5169% 11/15/34 (d)(j)	1,557	1,245
Class B, 0.6169% 11/15/34 (d)(j)	564	338
Class C, 0.7169% 11/15/34 (d)(j)	934	373
Class D, 1.0869% 11/15/34 (d)(j)	356	85
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4869% 9/15/17 (j)	751	737
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6835% 6/25/42 (j)	421	312
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	236	236
Series 2007-1:
Class B, 5.53% 12/15/14	37	37
Class C, 5.74% 12/15/14	78	77
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	379	57
Class M1, 0.9928% 6/25/34 (j)	2,042	1,256
Series 2007-HE1 Class M1, 0.5928% 3/25/47 (j)	827	44
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6928% 4/25/36 (j)	296	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4228% 5/25/30 (d)(j)	523	131
Series 2006-3:
Class B, 0.7428% 9/25/46 (d)(j)	519	104
Class C, 0.8928% 9/25/46 (d)(j)	1,211	182
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.6628% 8/25/33 (j)	272	145
Series 2003-3 Class M1, 1.6328% 8/25/33 (j)	663	458
Series 2003-5 Class A2, 1.0428% 12/25/33 (j)	26	16
Series 2005-5 Class 2A2, 0.5928% 11/25/35 (j)	128	126
Series 2006-1 Class 2A3, 0.5678% 4/25/36 (j)	1,626	1,561
Series 2006-8 Class 2A1, 0.3928% 3/25/37 (j)	7	6
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6297% 3/20/36 (j)	667	499
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5328% 1/25/37 (j)	1,144	415
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,440	3,479
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.6428% 7/25/36 (j)	116	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust: - continued
Series 2007-CH1:
Class AV4, 0.4728% 10/25/36 (j)	$ 1,144	$ 925
Class MV1, 0.5728% 10/25/36 (j)	928	339
Series 2007-CH3 Class M1, 0.6428% 3/25/37 (j)	326	15
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6178% 12/27/29 (j)	697	579
Series 2006-A Class 2C, 1.4379% 3/27/42 (j)	2,011	485
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9915% 4/6/46 (d)(j)	373	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,838	1,867
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.4228% 6/25/34 (j)	157	112
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	17	16
Class C, 5.691% 10/20/28 (d)	8	6
Class D, 6.01% 10/20/28 (d)	93	72
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.6028% 10/25/36 (j)	410	13
Series 2007-HE1 Class M1, 0.6428% 5/25/37 (j)	622	30
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0928% 7/25/34 (j)	115	50
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	149	151
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9928% 7/25/34 (j)	450	322
Series 2006-FM1 Class A2B, 0.4528% 4/25/37 (j)	1,699	1,497
Series 2006-MLN1 Class A2A, 0.4128% 7/25/37 (j)	16	16
Series 2006-OPT1 Class A1A, 0.6028% 6/25/35 (j)	2,293	1,512
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6828% 8/25/34 (j)	45	34
Series 2005-NC1 Class M1, 0.7828% 1/25/35 (j)	317	150
Series 2005-NC2 Class B1, 1.5128% 3/25/35 (j)	331	73
Series 2007-HE2 Class M1, 0.5928% 1/25/37 (j)	150	4
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(j)(l)	2,480	21
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	2,736	496
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	265	10
Series 2006-2 Class AIO, 6% 8/25/11 (l)	132	9
Series 2006-3:
Class A1, 0.3728% 9/25/19 (j)	41	41
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-3:
Class AIO, 7.1% 1/25/12 (l)	$ 212	$ 21
Series 2006-4:
Class A1, 0.3728% 3/25/25 (j)	412	406
Class AIO, 6.35% 2/27/12 (l)	673	67
Class D, 1.4428% 5/25/32 (j)	1,537	44
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	905	114
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	769	102
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8528% 9/25/35 (j)	1,132	471
Series 2005-D Class M2, 0.8128% 2/25/36 (j)	538	58
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4628% 3/25/36 (j)	113	113
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (b)(d)(j)	933	345
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (j)	80	77
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (j)	135	129
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5928% 9/25/34 (j)	422	180
Class M4, 1.7928% 9/25/34 (j)	542	92
Series 2005-WCH1:
Class M2, 0.8628% 1/25/36 (j)	1,624	1,315
Class M3, 0.9028% 1/25/36 (j)	379	227
Class M4, 1.1728% 1/25/36 (j)	1,171	354
Series 2005-WHQ2:
Class M7, 1.5928% 5/25/35 (j)	1,440	24
Class M9, 2.2228% 5/25/35 (j)	233	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.8869% 3/16/15 (d)(j)	2,416	2,400
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	50	50
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5728% 12/25/36 (j)	407	14
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.4128% 2/25/37 (j)	101	98
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1428% 4/25/33 (j)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1378% 3/25/35 (j)	1,356	897
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0628% 1/25/36 (j)	54	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust: - continued
Series 2006-FR4 Class A2A, 0.4228% 8/25/36 (j)	$ 31	$ 16
Series 2007-NC1 Class A2A, 0.3928% 12/25/36 (j)	15	15
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4056% 3/20/19 (d)(j)	692	644
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.207% 6/15/33 (j)	1,009	132
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	0*
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4928% 9/25/34 (j)	61	9
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4328% 6/25/37 (j)	2,187	1,826
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	634	625
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.4369% 6/15/12 (j)	2,667	2,666
Class B, 0.5569% 6/15/12 (j)	242	242
Class C, 0.8369% 6/15/12 (j)	145	145
Series 2007-2 Class A, 0.9869% 10/15/12 (j)	1,632	1,627
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2028% 9/25/34 (j)	23	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8515% 4/6/42 (d)(j)	1,701	85
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	539	552
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.7069% 6/15/12 (j)	2,910	2,906
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	166	167
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	233	236
Class D, 5.54% 12/20/12 (d)	332	336
Class E, 7.05% 5/20/14 (d)	3,929	3,925
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.7228% 8/25/36 (j)	49	1
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8369% 8/15/15 (d)(j)	6,423	6,347
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	6,931	7,037
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Master Note Trust: - continued
Series 2007-A5A Class A5, 1.0869% 10/15/14 (d)(j)	$ 1,020	$ 1,021
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (d)(j)	1,419	468
TOTAL ASSET-BACKED SECURITIES (Cost $165,679)		166,807
Collateralized Mortgage Obligations - 1.5%

Private Sponsor - 1.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (d)(j)	1,133	623
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (j)	1,123	290
Class C, 5.8772% 4/10/49 (j)	2,997	711
Class D, 5.8772% 4/10/49 (j)	1,500	305
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	6,445	6,495
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.5048% 1/25/34 (j)	1,261	1,153
Series 2004-1 Class 2A2, 3.6766% 10/25/34 (j)	1,368	1,223
Series 2004-A Class 2A2, 3.5164% 2/25/34 (j)	177	156
Series 2004-B:
Class 1A1, 2.9236% 3/25/34 (j)	96	83
Class 2A2, 3.0591% 3/25/34 (j)	783	713
Series 2004-D Class 2A2, 3.3908% 5/25/34 (j)	1,215	1,114
Series 2004-G Class 2A7, 3.9212% 8/25/34 (j)	1,089	947
Series 2004-H Class 2A1, 3.7527% 9/25/34 (j)	975	855
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (d)(j)(l)	36,468	2,925
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.6228% 1/25/35 (j)	1,894	1,420
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6081% 10/12/41 (d)(j)(l)	2,579	32
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.5182% 2/25/37 (j)	1,202	1,133
Series 2007-A2 Class 2A1, 3.5609% 7/25/37 (j)	1,414	1,333
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0935% 12/10/49 (j)	$ 1,372	$ 1,411
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.0088% 8/25/34 (j)	1,105	1,042
Class A4, 2.803% 8/25/34 (j)	969	912
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,533	307
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.8369% 7/16/34 (d)(j)	1,372	1,341
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7428% 5/25/33 (j)	16	15
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.5454% 11/25/34 (j)	1,439	1,382
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4289% 11/19/37 (j)	106	104
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0096% 10/25/34 (j)	1,240	1,163
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4644% 10/18/54 (d)(j)	2,627	2,564
Class C2, 0.7744% 10/18/54 (d)(j)	881	845
Class M2, 0.5544% 10/18/54 (d)(j)	1,509	1,454
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (d)(j)	2,144	2,015
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (d)(j)	2,469	2,401
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8897% 12/20/54 (j)	117	50
Series 2006-1A Class C2, 0.9397% 12/20/54 (d)(j)	5,059	2,327
Series 2006-2 Class C1, 0.8097% 12/20/54 (j)	4,271	1,751
Series 2006-3 Class C2, 0.8397% 12/20/54 (j)	890	383
Series 2006-4:
Class B1, 0.4297% 12/20/54 (j)	3,376	2,498
Class C1, 0.7197% 12/20/54 (j)	2,064	888
Class M1, 0.5097% 12/20/54 (j)	889	565
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (j)	1,688	709
Class 1M1, 0.4897% 12/20/54 (j)	1,120	694
Class 2C1, 0.7697% 12/20/54 (j)	768	323
Class 2M1, 0.5897% 12/20/54 (j)	1,438	892
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (j)	1,992	847
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7553% 1/20/44 (j)	$ 341	$ 186
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1197% 4/25/35 (j)	497	419
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5589% 5/19/35 (j)	312	185
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,602	2,622
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.946% 8/25/36 (j)	1,633	1,314
Series 2004-A3 Class 4A1, 4.2708% 7/25/34 (j)	1,614	1,558
Series 2006-A2 Class 5A1, 3.423% 11/25/33 (j)	1,399	1,316
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	617	618
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (j)	952	578
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.5728% 10/25/36 (j)	311	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (j)	1,487	834
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.507% 6/15/22 (d)(j)	190	171
Class C, 0.527% 6/15/22 (d)(j)	1,173	1,021
Class D, 0.537% 6/15/22 (d)(j)	452	384
Class E, 0.547% 6/15/22 (d)(j)	722	563
Class F, 0.577% 6/15/22 (d)(j)	1,196	885
Class G, 0.647% 6/15/22 (d)(j)	271	190
Class H, 0.667% 6/15/22 (d)(j)	542	352
Class J, 0.707% 6/15/22 (d)(j)	633	348
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.9738% 8/25/34 (j)	1,574	1,479
Series 2005-A2 Class A7, 2.8011% 2/25/35 (j)	1,274	1,167
Series 2006-A6 Class A4, 3.6176% 10/25/33 (j)	1,115	996
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.6328% 7/25/35 (j)	2,047	1,531
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6428% 3/25/37 (j)	2,252	137
Permanent Financing No. 8 PLC floater Class 3C, 0.7743% 6/10/42 (j)	1,741	1,740
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.93% 10/25/35 (j)	3,483	3,032
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6471% 7/10/35 (d)(j)	$ 1,413	$ 759
Class B6, 3.1471% 7/10/35 (d)(j)	1,874	983
Series 2004-A:
Class B4, 1.4971% 2/10/36 (d)(j)	522	274
Class B5, 1.9971% 2/10/36 (d)(j)	348	184
Series 2004-B:
Class B4, 1.3971% 2/10/36 (d)(j)	364	186
Class B5, 1.8471% 2/10/36 (d)(j)	269	119
Class B6, 2.2971% 2/10/36 (d)(j)	138	46
Series 2004-C:
Class B4, 1.2471% 9/10/36 (d)(j)	490	257
Class B5, 1.6471% 9/10/36 (d)(j)	544	244
Class B6, 2.0471% 9/10/36 (d)(j)	158	50
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	705	695
Series 2004-SL3 Class A1, 7% 8/25/16	49	43
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7928% 6/25/33 (d)(j)	337	278
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	190
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (j)	33	17
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3508% 4/25/33 (j)	453	430
Series 2003-20 Class 1A1, 5.5% 7/25/33	436	435
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4625% 9/25/36 (j)	2,597	1,375
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8459% 8/25/33 (j)	802	757
Series 2005-AR3 Class A2, 2.7272% 3/25/35 (j)	2,080	1,833
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9943% 11/25/34 (j)	2,188	2,063
Series 2005-AR12 Class 2A6, 2.9646% 7/25/35 (j)	2,688	2,474
Series 2005-AR2 Class 2A2, 2.8787% 3/25/35 (j)	1,830	1,676
Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (j)	1,556	1,408
Series 2006-AR8 Class 3A1, 5.2226% 4/25/36 (j)	17,343	15,284
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $93,028)		106,082
Commercial Mortgage Securities - 6.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1896% 2/14/43 (j)	$ 1,605	$ 1,704
Class A2, 7.1508% 2/14/43 (j)	1,009	1,097
Class A3, 7.2008% 2/14/43 (j)	1,089	1,172
Class PS1, 1.5207% 2/14/43 (j)(l)	4,326	139
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.91% 5/10/45 (j)	1,602	1,698
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	8,540	8,578
Series 2006-4 Class A1, 5.363% 7/10/46 (j)	136	138
Series 2006-5 Class A1, 5.185% 9/10/47	39	40
Series 2006-6 Class A3, 5.369% 10/10/45	2,744	2,782
Series 2007-2 Class A1, 5.421% 4/10/49	126	130
Series 2007-4 Class A3, 6.0019% 2/10/51 (j)	1,368	1,396
Series 2006-6 Class E, 5.619% 10/10/45 (d)	793	120
Series 2007-3:
Class A3, 5.837% 6/10/49 (j)	2,291	2,371
Class A4, 5.837% 6/10/49 (j)	2,860	2,707
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	94	94
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	2,920
Series 2004-2:
Class A3, 4.05% 11/10/38	1,705	1,729
Class A4, 4.153% 11/10/38	1,740	1,758
Series 2004-4 Class A3, 4.128% 7/10/42	215	215
Series 2005-1 Class A3, 4.877% 11/10/42	2,606	2,605
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	351	354
Series 2001-3 Class H, 6.562% 4/11/37 (d)	767	753
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	343	325
Class K, 6.15% 5/11/35 (d)	638	562
Series 2003-2 Class XP, 0.4312% 3/11/41 (d)(j)(l)	9,253	16
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	4,262	4,335
Series 2005-6 Class A3, 5.3503% 9/10/47 (j)	2,470	2,532
Series 2007-1 Class B, 5.543% 1/15/49	826	256
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6469% 3/15/22 (d)(j)	589	518
Class D, 0.6969% 3/15/22 (d)(j)	597	513
Class E, 0.7369% 3/15/22 (d)(j)	493	414
Class F, 0.8069% 3/15/22 (d)(j)	489	386
Class G, 0.8669% 3/15/22 (d)(j)	317	228
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class C, 0.5169% 10/15/19 (d)(j)	$ 882	$ 767
Class D, 0.5469% 10/15/19 (d)(j)	1,077	915
Class E, 0.5769% 10/15/19 (d)(j)	998	828
Class F, 0.6469% 10/15/19 (d)(j)	2,362	1,818
Class G, 0.6669% 10/15/19 (d)(j)	951	647
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1928% 12/25/33 (d)(j)	68	41
Series 2004-1:
Class A, 0.7028% 4/25/34 (d)(j)	1,108	875
Class B, 2.2428% 4/25/34 (d)(j)	124	62
Class M1, 0.9028% 4/25/34 (d)(j)	100	68
Class M2, 1.5428% 4/25/34 (d)(j)	92	53
Series 2004-2:
Class A, 0.7728% 8/25/34 (d)(j)	855	679
Class M1, 0.9228% 8/25/34 (d)(j)	155	99
Series 2004-3:
Class A1, 0.7128% 1/25/35 (d)(j)	1,891	1,494
Class A2, 0.7628% 1/25/35 (d)(j)	272	182
Class M1, 0.8428% 1/25/35 (d)(j)	327	212
Class M2, 1.3428% 1/25/35 (d)(j)	164	102
Series 2005-2A:
Class A1, 0.6528% 8/25/35 (d)(j)	1,516	1,065
Class M1, 0.7728% 8/25/35 (d)(j)	80	40
Class M2, 0.8228% 8/25/35 (d)(j)	132	61
Class M3, 0.8428% 8/25/35 (d)(j)	73	32
Class M4, 0.9528% 8/25/35 (d)(j)	67	27
Series 2005-3A:
Class A1, 0.6628% 11/25/35 (d)(j)	588	426
Class A2, 0.7428% 11/25/35 (d)(j)	550	368
Class M1, 0.7828% 11/25/35 (d)(j)	118	59
Class M2, 0.8328% 11/25/35 (d)(j)	89	42
Class M3, 0.8528% 11/25/35 (d)(j)	79	35
Class M4, 0.9428% 11/25/35 (d)(j)	99	41
Series 2005-4A:
Class A2, 0.7328% 1/25/36 (d)(j)	1,362	913
Class B1, 1.7428% 1/25/36 (d)(j)	118	41
Class M1, 0.7928% 1/25/36 (d)(j)	439	242
Class M2, 0.8128% 1/25/36 (d)(j)	132	66
Class M3, 0.8428% 1/25/36 (d)(j)	192	90
Class M4, 0.9528% 1/25/36 (d)(j)	106	45
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2005-4A:
Class M5, 0.9928% 1/25/36 (d)(j)	$ 106	$ 43
Class M6, 1.0428% 1/25/36 (d)(j)	113	43
Series 2006-1:
Class A2, 0.7028% 4/25/36 (d)(j)	210	129
Class M1, 0.7228% 4/25/36 (d)(j)	127	59
Class M2, 0.7428% 4/25/36 (d)(j)	135	58
Class M3, 0.7628% 4/25/36 (d)(j)	116	47
Class M4, 0.8628% 4/25/36 (d)(j)	66	25
Class M5, 0.9028% 4/25/36 (d)(j)	64	23
Class M6, 0.9828% 4/25/36 (d)(j)	127	43
Series 2006-2A:
Class A1, 0.5728% 7/25/36 (d)(j)	3,668	2,536
Class A2, 0.6228% 7/25/36 (d)(j)	189	127
Class B1, 1.2128% 7/25/36 (d)(j)	120	36
Class B3, 3.0428% 7/25/36 (d)(j)	107	29
Class M1, 0.6528% 7/25/36 (d)(j)	199	88
Class M2, 0.6728% 7/25/36 (d)(j)	140	58
Class M3, 0.6928% 7/25/36 (d)(j)	116	44
Class M4, 0.7628% 7/25/36 (d)(j)	133	47
Class M5, 0.8128% 7/25/36 (d)(j)	96	32
Class M6, 0.8828% 7/25/36 (d)(j)	144	46
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (d)(j)	124	25
Class B2, 1.6928% 10/25/36 (d)(j)	152	27
Class B3, 2.9428% 10/25/36 (d)(j)	146	26
Class M4, 0.7728% 10/25/36 (d)(j)	137	41
Class M5, 0.8228% 10/25/36 (d)(j)	165	44
Class M6, 0.9028% 10/25/36 (d)(j)	322	74
Series 2006-4A:
Class A1, 0.5728% 12/25/36 (d)(j)	673	471
Class A2, 0.6128% 12/25/36 (d)(j)	3,415	1,688
Class B1, 1.0428% 12/25/36 (d)(j)	169	37
Class B2, 1.5928% 12/25/36 (d)(j)	173	35
Class B3, 2.7928% 12/25/36 (d)(j)	182	33
Class M1, 0.6328% 12/25/36 (d)(j)	219	74
Class M2, 0.6528% 12/25/36 (d)(j)	146	46
Class M3, 0.6828% 12/25/36 (d)(j)	148	44
Class M4, 0.7428% 12/25/36 (d)(j)	177	49
Class M5, 0.7828% 12/25/36 (d)(j)	163	42
Class M6, 0.8628% 12/25/36 (d)(j)	146	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-1:
Class A2, 0.6128% 3/25/37 (d)(j)	$ 741	$ 481
Class B1, 1.0128% 3/25/37 (d)(j)	235	54
Class B2, 1.4928% 3/25/37 (d)(j)	170	32
Class B3, 3.6928% 3/25/37 (d)(j)	467	79
Class M1, 0.6128% 3/25/37 (d)(j)	207	89
Class M2, 0.6328% 3/25/37 (d)(j)	155	59
Class M3, 0.6628% 3/25/37 (d)(j)	205	68
Class M4, 0.7128% 3/25/37 (d)(j)	167	50
Class M5, 0.7628% 3/25/37 (d)(j)	174	49
Class M6, 0.8428% 3/25/37 (d)(j)	242	60
Series 2007-2A:
Class A1, 0.6128% 7/25/37 (d)(j)	1,841	1,344
Class A2, 0.6628% 7/25/37 (d)(j)	1,723	913
Class B1, 1.9428% 7/25/37 (d)(j)	516	88
Class B2, 2.5928% 7/25/37 (d)(j)	450	76
Class B3, 3.6928% 7/25/37 (d)(j)	505	88
Class M1, 0.7128% 7/25/37 (d)(j)	587	225
Class M2, 0.7528% 7/25/37 (d)(j)	306	96
Class M3, 0.8328% 7/25/37 (d)(j)	309	87
Class M4, 0.9928% 7/25/37 (d)(j)	644	155
Class M5, 1.0928% 7/25/37 (d)(j)	568	119
Class M6, 1.3428% 7/25/37 (d)(j)	723	134
Series 2007-3:
Class A2, 0.6328% 7/25/37 (d)(j)	744	381
Class B1, 1.2928% 7/25/37 (d)(j)	449	89
Class B2, 1.9428% 7/25/37 (d)(j)	1,154	196
Class B3, 4.3428% 7/25/37 (d)(j)	599	90
Class M1, 0.6528% 7/25/37 (d)(j)	395	148
Class M2, 0.6828% 7/25/37 (d)(j)	421	147
Class M3, 0.7128% 7/25/37 (d)(j)	678	222
Class M4, 0.8428% 7/25/37 (d)(j)	1,068	311
Class M5, 0.9428% 7/25/37 (d)(j)	541	134
Class M6, 1.1428% 7/25/37 (d)(j)	411	96
Series 2007-4A:
Class B1, 2.8928% 9/25/37 (d)(j)	249	32
Class B2, 3.7928% 9/25/37 (d)(j)	902	108
Class M1, 1.2928% 9/25/37 (d)(j)	240	62
Class M2, 1.3928% 9/25/37 (d)(j)	240	53
Class M4, 1.9428% 9/25/37 (d)(j)	611	110
Class M5, 2.0928% 9/25/37 (d)(j)	611	92
Class M6, 2.2928% 9/25/37 (d)(j)	612	86
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(l)	$ 3,522	$ 130
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(j)(l)	7,987	855
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7769% 3/15/19 (d)(j)	639	319
Class H, 0.9869% 3/15/19 (d)(j)	429	176
Class J, 1.1869% 3/15/19 (d)(j)	323	123
Series 2007-BBA8:
Class D, 0.5869% 3/15/22 (d)(j)	489	317
Class E, 0.6369% 3/15/22 (d)(j)	2,544	1,562
Class F, 0.6869% 3/15/22 (d)(j)	1,561	902
Class G, 0.7369% 3/15/22 (d)(j)	401	221
Class H, 0.8869% 3/15/22 (d)(j)	489	241
Class J, 1.0369% 3/15/22 (d)(j)	489	198
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	540	550
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,450	1,478
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	163	166
Series 2007-PW16 Class A4, 5.9076% 6/11/40 (j)	803	803
Series 2007-PW17 Class A1, 5.282% 6/11/50	623	633
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	386	395
Series 2003-PWR2 Class X2, 0.5984% 5/11/39 (d)(j)(l)	10,636	71
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	5,011
Series 2006-PW14 Class X2, 0.8482% 12/11/38 (d)(j)(l)	18,592	364
Series 2006-T22:
Class A1, 5.415% 4/12/38 (j)	152	153
Class A4, 5.6286% 4/12/38 (j)	172	180
Series 2007-PW15 Class A1, 5.016% 2/11/44	297	304
Series 2007-PW16:
Class B, 5.9076% 6/11/40 (d)(j)	220	79
Class C, 5.9076% 6/11/40 (d)(j)	183	57
Class D, 5.9076% 6/11/40 (d)(j)	183	48
Series 2007-PW18 Class X2, 0.4862% 6/11/50 (d)(j)(l)	128,162	1,716
Series 2007-T28 Class X2, 0.3328% 9/11/42 (d)(j)(l)	64,096	525
C-BASS Trust floater Series 2006-SC1 Class A, 0.6128% 5/25/36 (d)(j)	773	467
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,612	1,700
Class XCL, 2.3619% 5/15/35 (d)(j)(l)	18,732	597
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 550	$ 549
Class F, 7.734% 1/15/32	298	296
Series 2000-3 Class G 6.887% 10/15/32 (d)	5,748	5,680
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(j)	1,380	1,418
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.6469% 8/16/21 (d)(j)	490	403
Class G, 0.6669% 8/15/21 (d)(j)	408	307
Class H, 0.7069% 8/15/21 (d)(j)	327	224
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,317	2,030
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	433	443
Class A2, 5.8882% 12/10/49 (j)	1,370	1,421
Class A4, 5.8882% 12/10/49 (j)	4,549	4,492
Series 2007-FL3A Class A2, 0.4769% 4/15/22 (d)(j)	4,955	4,352
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	268	270
Class A2A, 5.237% 12/11/49	1,221	1,245
Class A4, 5.322% 12/11/49	15,886	15,038
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,310
Class C, 5.476% 12/11/49	2,583	723
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0152% 5/15/46 (j)	1,372	1,402
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	741
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5669% 4/15/17 (d)(j)	3,073	2,489
Class C, 0.6069% 4/15/17 (d)(j)	1,104	872
Class D, 0.6469% 4/15/17 (d)(j)	753	580
Class E, 0.7069% 4/15/17 (d)(j)	240	180
Class F, 0.7469% 4/15/17 (d)(j)	136	88
Class G, 0.8869% 4/15/17 (d)(j)	136	72
Class H, 0.9569% 4/15/17 (d)(j)	136	52
Class J, 1.1869% 4/15/17 (d)(j)	104	29
Series 2005-FL11:
Class C, 0.6369% 11/15/17 (d)(j)	1,395	1,241
Class D, 0.6769% 11/15/17 (d)(j)	73	64
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class E, 0.7269% 11/15/17 (d)(j)	$ 257	$ 221
Class F, 0.7869% 11/15/17 (d)(j)	196	159
Class G, 0.8369% 11/15/17 (d)(j)	136	92
Series 2006-FL12 Class AJ, 0.4669% 12/15/20 (d)(j)	1,955	1,603
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	43	43
Series 2006-C8 Class A3, 5.31% 12/10/46	3,910	3,928
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,319	2,321
Series 2007-C9 Class A4, 6.0098% 12/10/49 (j)	3,036	3,057
Series 2004-LBN2 Class X2, 1.0038% 3/10/39 (d)(j)(l)	2,133	13
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	833
Class XP, 0.6771% 12/10/46 (j)(l)	12,473	177
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (j)	71	71
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	7,080	6,878
Series 2006-C5:
Class A1, 5.297% 12/15/39	238	241
Class AJ, 5.373% 12/15/39	2,778	1,443
Series 2007-C2:
Class A1, 5.269% 1/15/49	41	42
Class A3, 5.542% 1/15/49 (j)	2,744	2,505
Series 2007-C3:
Class A1, 5.664% 6/15/39 (j)	146	148
Class A4, 5.9118% 6/15/39 (j)	825	756
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	8,102
Series 2006-C5 Class ASP, 0.8719% 12/15/39 (j)(l)	7,920	158
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	1,242	1,108
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6869% 4/15/22 (d)(j)	4,895	1,909
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,437
Series 2002-CP5 Class A1, 4.106% 12/15/35	83	85
Series 2004-C1:
Class A3, 4.321% 1/15/37	373	379
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Class A4, 4.75% 1/15/37	$ 639	$ 652
Series 1998-C1 Class D, 7.17% 5/17/40	127	129
Series 1999-C1 Class E, 8.1581% 9/15/41 (j)	599	598
Series 2001-CK6 Class AX, 1.1925% 8/15/36 (j)(l)	3,677	38
Series 2001-CKN5 Class AX, 2.3088% 9/15/34 (d)(j)(l)	11,159	197
Series 2003-C4 Class ASP, 0.6195% 8/15/36 (d)(j)(l)	6,979	10
Series 2004-C1 Class ASP, 1.1321% 1/15/37 (d)(j)(l)	66,274	502
Series 2006-C1 Class A3, 5.711% 2/15/39 (j)	7,244	7,391
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4869% 2/15/22 (d)(j)	519	337
Series 2007-TFL1:
Class C:
0.5069% 2/15/22 (d)(j)	1,479	813
0.6069% 2/15/22 (d)(j)	528	238
Class F, 0.6569% 2/15/22 (d)(j)	1,056	423
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	98	99
Series 2007-C1:
Class ASP, 0.6107% 2/15/40 (j)(l)	25,686	340
Class B, 5.487% 2/15/40 (d)(j)	2,097	241
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	479
Class G, 6.936% 3/15/33 (d)	903	866
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	6,245
Series 2001-1 Class X1, 1.255% 5/15/33 (d)(j)(l)	13,795	99
Series 2004-C1 Class X2, 1.3009% 11/10/38 (d)(j)(l)	6,809	41
Series 2005-C1 Class B, 4.846% 6/10/48 (j)	392	291
Series 2007-C1 Class XP, 0.3803% 12/10/49 (j)(l)	25,039	172
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8423% 4/10/40 (d)(j)(l)	7,366	23
Series 2004-C3 Class X2, 0.8072% 12/10/41 (j)(l)	5,325	44
Series 2005-C1 Class X2, 0.8502% 5/10/43 (j)(l)	6,280	63
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.47% 11/5/21 (d)(j)	516	351
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	$ 650	$ 657
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,276	1,318
Class A2, 5.597% 12/10/49	2,744	2,821
Series 2007-GG9:
Class A1, 5.233% 3/10/39	5	5
Class A4, 5.444% 3/10/39	3,989	3,855
Series 2003-C1 Class XP, 2.1997% 7/5/35 (d)(j)(l)	4,449	1
Series 2003-C2 Class XP, 1.0601% 1/5/36 (d)(j)(l)	6,876	33
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (d)(j)(l)	26,387	326
Series 2006-GG7:
Class A3, 6.0847% 7/10/38 (j)	3,617	3,716
Class A4, 6.0847% 7/10/38 (j)	10,620	10,773
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(l)	32,616	367
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5247% 6/6/20 (d)(j)	69	51
Class D, 0.5647% 6/6/20 (d)(j)	327	206
Class E, 0.6547% 6/6/20 (d)(j)	379	231
Class F, 0.7247% 6/6/20 (d)(j)	662	384
Series 2007-EOP:
Class C, 0.6047% 3/6/20 (d)(j)	1,304	1,161
Class D, 0.6547% 3/6/20 (d)(j)	8,605	7,572
Class F, 0.7647% 3/6/20 (d)(j)	107	92
Class G, 0.8047% 3/6/20 (d)(j)	54	45
Class H, 0.9347% 3/6/20 (d)(j)	600	498
Class J, 1.1347% 3/6/20 (d)(j)	860	705
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	437
Series 2005-GG4 Class XP, 0.7072% 7/10/39 (d)(j)(l)	26,920	366
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	2,058	2,100
Series 2007-GG10:
Class A1, 5.69% 8/10/45	154	159
Class A2, 5.778% 8/10/45	654	669
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1053% 1/15/38 (d)(j)(l)	$ 1,675	$ 12
Series 2004-CB8 Class X2, 1.2067% 1/12/39 (d)(j)(l)	1,674	14
Series 2006-LDP7 Class A4, 6.0642% 4/15/45 (j)	3,700	3,855
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5069% 11/15/18 (d)(j)	1,144	812
Class C, 0.5469% 11/15/18 (d)(j)	813	529
Class D, 0.5669% 11/15/18 (d)(j)	257	151
Class E, 0.6169% 11/15/18 (d)(j)	369	211
Class F, 0.6669% 11/15/18 (d)(j)	555	294
Class G, 0.6969% 11/15/18 (d)(j)	482	246
Class H, 0.8369% 11/15/18 (d)(j)	369	174
sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)	2,066	2,124
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	882
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	652	655
Class A3, 5.336% 5/15/47	572	550
Series 2007-CB19 Class A4, 5.9366% 2/12/49 (j)	4,812	4,649
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	6,782
Series 2007-LD11 Class A2, 5.9913% 6/15/49 (j)	3,852	3,946
Series 2007-LDP10 Class A1, 5.122% 1/15/49	101	102
Series 2007-LDPX Class A3, 5.412% 1/15/49	12,356	11,578
Series 2004-LDP4 Class D, 5.2913% 10/15/42 (j)	1,235	682
Series 2005-CB13 Class E, 5.5269% 1/12/43 (d)(j)	694	237
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	410
Series 2007-CB19:
Class B, 5.9366% 2/12/49 (j)	117	39
Class C, 5.9366% 2/12/49 (j)	307	103
Class D, 5.9366% 2/12/49 (j)	322	98
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	262	43
Class CS, 5.466% 1/15/49 (j)	113	18
Class ES, 5.5451% 1/15/49 (d)(j)	709	35
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	566	567
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1496% 7/15/44 (j)	15,007	14,365
Series 1998-C1 Class D, 6.98% 2/18/30	564	569
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	$ 261	$ 268
Series 2001-C3 Class A1, 6.058% 6/15/20	36	36
Series 2006-C1 Class A2, 5.084% 2/15/31	629	638
Series 2006-C3 Class A1, 5.478% 3/15/32	57	57
Series 2006-C6:
Class A1, 5.23% 9/15/39	171	173
Class A2, 5.262% 9/15/39 (j)	2,394	2,444
Series 2006-C7:
Class A1, 5.279% 11/15/38	99	101
Class A2, 5.3% 11/15/38	1,509	1,542
Class A3, 5.347% 11/15/38	1,022	1,019
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	161	164
Class A4, 5.424% 2/15/40	8,354	8,107
Series 2007-C2:
Class A1, 5.226% 2/15/40	103	104
Class A3, 5.43% 2/15/40	2,501	2,405
Series 2000-C5 Class E, 7.29% 12/15/32	96	97
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,751
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,518
Series 2004-C2 Class XCP, 1.2292% 3/15/36 (d)(j)(l)	12,644	108
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)	155	157
Series 2005-C3 Class XCP, 0.9157% 7/15/40 (j)(l)	4,625	58
Series 2006-C6 Class XCP, 0.8541% 9/15/39 (j)(l)	7,799	142
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)	3,018	634
Class D, 5.563% 2/15/40 (j)	549	94
Class E, 5.582% 2/15/40 (j)	274	40
Class XCP, 0.5131% 2/15/40 (j)(l)	3,135	40
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,714	1,656
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	4,388
Class XCP, 0.4535% 9/15/45 (j)(l)	107,683	1,254
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	392	404
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	2,077	1,828
Class C, 4.13% 11/20/37 (d)	5,919	5,031
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5669% 9/15/21 (d)(j)	440	365
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class E, 0.6269% 9/15/21 (d)(j)	$ 1,586	$ 1,241
Class F, 0.6769% 9/15/21 (d)(j)	906	658
Class G, 0.6969% 9/15/21 (d)(j)	1,791	1,174
Class H, 0.7369% 9/15/21 (d)(j)	462	184
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,570
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	135	137
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,474	3,550
Series 2007-C1 Class A1, 4.533% 6/12/50	370	374
Series 2005-CKI1 Class A3, 5.405% 11/12/37 (j)	2,253	2,299
Series 2005-LC1 Class F, 5.5536% 1/12/44 (d)(j)	1,194	414
Series 2006-C1 Class A2, 5.7934% 5/12/39 (j)	1,935	2,016
Series 2007-C1 Class A4, 6.0197% 6/12/50 (j)	5,194	5,121
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	2,856
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3701% 12/12/49 (j)	639	592
sequential payer:
Series 2006-1 CLass A3, 5.6441% 2/12/39 (j)	1,460	1,499
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	1,179	1,220
Series 2007-5:
Class A1, 4.275% 8/12/48	62	63
Class A3, 5.364% 8/12/48	535	525
Class A4, 5.378% 8/12/48	55	50
Class B, 5.479% 2/12/17	4,116	285
Series 2007-6:
Class A1, 5.175% 3/12/51	85	86
Class A4, 5.485% 3/12/51 (j)	3,250	3,005
Series 2007-7 Class A4, 5.81% 6/12/50 (j)	4,802	4,587
Series 2007-8 Class A1, 4.622% 8/12/49	283	288
Series 2006-4 Class XP, 0.816% 12/12/49 (j)(l)	27,915	571
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,372	388
Series 2007-7 Class B, 5.75% 6/12/50	1,765	307
Series 2007-8 Class A3, 6.1549% 8/12/49 (j)	1,183	1,177
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.797% 8/15/19 (d)(j)	28	25
Series 2006-XLF:
Class C, 1.537% 7/15/19 (d)(j)	653	90
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Class F, 0.657% 7/15/19 (d)(j)	$ 1,321	$ 1,189
Class G, 0.697% 7/15/19 (d)(j)	750	525
Series 2007-XCLA Class A1, 0.537% 7/17/17 (d)(j)	2,024	850
Series 2007-XLCA Class B, 0.837% 7/17/17 (d)(j)	1,792	54
Series 2007-XLFA:
Class C, 0.497% 10/15/20 (d)(j)	788	315
Class D, 0.527% 10/15/20 (d)(j)	529	122
Class E, 0.587% 10/15/20 (d)(j)	662	86
Class F, 0.637% 10/15/20 (d)(j)	397	36
Class G, 0.677% 10/15/20 (d)(j)	491	34
Class H, 0.767% 10/15/20 (d)(j)	309	9
Class J, 0.917% 10/15/20 (d)(j)	353	7
Class MHRO, 1.027% 10/15/20 (d)(j)	424	64
Class MJPM, 1.337% 10/15/20 (d)(j)	160	112
Class MSTR, 1.037% 10/15/20 (d)(j)	300	45
Class NHRO, 1.227% 10/15/20 (d)(j)	641	83
Class NSTR, 1.187% 10/15/20 (d)(j)	276	36
sequential payer:
Series 2003-IQ5 Class X2, 0.9866% 4/15/38 (d)(j)(l)	4,224	45
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	2,045
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	255	260
Class A31, 5.439% 2/12/44 (j)	10,884	10,984
Series 2007-IQ13 Class A1, 5.05% 3/15/44	276	282
Series 2007-IQ14 Class A1, 5.38% 4/15/49	260	268
Series 2007-IQ15 Class A4, 6.0756% 6/11/49 (j)	6,250	6,271
Series 2007-T25:
Class A1, 5.391% 11/12/49	159	163
Class A2, 5.507% 11/12/49	1,349	1,414
Series 2007-T27 Class A4, 5.8023% 6/11/42 (j)	5,025	5,158
Series 2003-IQ6 Class X2, 0.7193% 12/15/41 (d)(j)(l)	8,877	79
Series 2005-IQ9 Class X2, 1.2108% 7/15/56 (d)(j)(l)	16,123	263
Series 2006-HQ10 Class X2, 0.6959% 11/12/41 (d)(j)(l)	5,822	71
Series 2006-HQ8 Class A3, 5.61% 3/12/44 (j)	2,128	2,176
Series 2006-HQ9 Class B, 5.832% 7/12/44 (j)	2,036	1,313
Series 2006-IQ11 Class A4, 5.9405% 10/15/42 (j)	412	427
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	473
Series 2006-T23 Class A3, 5.9806% 8/12/41 (j)	700	731
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	$ 2,488	$ 883
Series 2007-HQ12 Class A4, 5.8121% 4/12/49 (j)	7,259	7,062
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	2,058	1,900
Class AAB, 5.654% 4/15/49	3,010	3,127
Class B, 5.9135% 4/15/49 (j)	337	99
Series 2007-XLC1:
Class C, 0.937% 7/17/17 (d)(j)	2,423	73
Class D, 1.037% 7/17/17 (d)(j)	1,140	34
Class E, 1.137% 7/17/17 (d)(j)	927	28
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	17	17
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	168	175
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,166	1,192
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5369% 1/15/18 (d)(j)	1,013	1,010
Series 2006-WL7A:
Class E, 0.6169% 9/15/21 (d)(j)	1,377	740
Class F, 0.6769% 8/11/18 (d)(j)	1,490	738
Class G, 0.6969% 8/11/18 (d)(j)	1,411	675
Class J, 0.9369% 8/11/18 (d)(j)	314	63
Series 2007-WHL8:
Class AP1, 1.0369% 6/15/20 (d)(j)	105	58
Class AP2, 1.1369% 6/15/20 (d)(j)	175	87
Class F, 0.8169% 6/15/20 (d)(j)	3,396	849
Class LXR1, 1.0369% 6/15/20 (d)(j)	169	84
Class LXR2, 1.1369% 6/15/20 (d)(j)	2,315	926
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	339	340
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,495	2,518
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,245
Series 2006-C29:
Class A1, 5.11% 11/15/48	435	441
Class A3, 5.313% 11/15/48	3,644	3,705
Series 2007-C30:
Class A1, 5.031% 12/15/43	136	138
Class A3, 5.246% 12/15/43	1,178	1,174
Class A4, 5.305% 12/15/43	403	388
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Class A5, 5.342% 12/15/43	$ 1,468	$ 1,296
Series 2007-C31:
Class A1, 5.14% 4/15/47	50	51
Class A4, 5.509% 4/15/47	3,101	2,830
Series 2007-C32:
Class A2, 5.7351% 6/15/49 (j)	1,646	1,689
Class A3, 5.9286% 6/15/49 (j)	19,610	18,662
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(j)	652	535
Series 2003-C8 Class XP, 0.4798% 11/15/35 (d)(j)(l)	2,168	5
Series 2003-C9 Class XP, 0.6562% 12/15/35 (d)(j)(l)	3,577	9
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(j)	1,055	981
Class 180B, 5.5782% 10/15/41 (d)(j)	480	432
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	936
Series 2005-C22:
Class B, 5.5348% 12/15/44 (j)	3,042	1,675
Class F, 5.5348% 12/15/44 (d)(j)	2,288	607
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,372	401
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	4,116	649
Class D, 5.513% 12/15/43 (j)	2,195	260
Class XP, 0.6284% 12/15/43 (d)(j)(l)	15,802	234
Series 2007-C31 Class C, 5.8829% 4/15/47 (j)	5,657	1,139
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,612
Series 2007-C32:
Class D, 5.9286% 6/15/49 (j)	1,031	189
Class E, 5.9286% 6/15/49 (j)	1,625	266
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 6.0995% 2/15/51 (j)	908	845
Series 2007-C33 Class B, 6.0995% 2/15/51 (j)	2,307	715
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $402,512)		466,802
Municipal Securities - 0.3%
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.:
7.5% 4/1/34	$ 7,885	$ 8,273
7.55% 4/1/39	11,566	12,247
TOTAL MUNICIPAL SECURITIES (Cost $19,664)		20,520
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	556
Fixed-Income Funds - 15.5%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	9,071,944	945,659
Fidelity Specialized High Income Central Fund (k)	1,651,386	156,172
TOTAL FIXED-INCOME FUNDS (Cost $1,070,802)		1,101,831
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $4,340)	$ 4,291	3,891
Cash Equivalents - 6.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $438,370)	$ 438,380	$ 438,370
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $7,270,933)		7,509,910
NET OTHER ASSETS - (5.6)%		(394,949)
NET ASSETS - 100%		$ 7,114,961
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,116,000) (i)	Sept. 2037	$ 7,443	(7,049)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $5,250,000) (i)	Sept. 2037	20,226	(19,155)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,302,000) (i)	Sept. 2037	4,531	(4,291)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $4,230,875) (i)	Sept. 2037	15,129	(14,328)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,754,000) (l)

	Sept. 2037	$ 8,252	$ (7,815)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,715,750) (l)	Sept. 2037	13,511	(12,795)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	615	(318)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)	Oct. 2034	751	(400)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	262	(154)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	809	(447)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)

	Sept. 2034	$ 605	$ (484)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (h)	Sept. 2010	11,200	(32)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	13,500	528
TOTAL CREDIT DEFAULT SWAPS		$ 96,838	$ (66,743)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	150,000	3,204
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	60,000	1,739
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	60,000	1,768
TOTAL INTEREST RATE SWAPS		$ 270,000	$ 6,711
		$ 366,838	$ (60,032)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $511,973,000 or 7.2% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $65,024,000.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than 1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$438,370,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 29,516
Bank of America, NA	279,110
J.P. Morgan Securities, Inc.	29,826
Mizuho Securities USA, Inc.	99,918
$ 438,370
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 27,245
Fidelity Specialized High Income Central Fund	8,333
Total	$ 35,578
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 135,341	$ -	$ 137,142*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	897,601	27,245	-	945,659	11.6%
Fidelity Specialized High Income Central Fund	139,519	8,333	-	156,172	36.0%
Total	$ 1,172,461	$ 35,578	$ 137,142	$ 1,101,831

* Includes the value of shares redeemed through in-kind transactions.

Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,582,747	$ -	$ 1,582,747	$ -
U.S. Government and Government Agency Obligations	2,680,822	-	2,680,822	-
U.S. Government Agency - Mortgage Securities	941,482	-	941,482	-
Asset-Backed Securities	166,807	-	153,428	13,379
Collateralized Mortgage Obligations	106,082	-	100,911	5,171
Commercial Mortgage Securities	466,802	-	435,356	31,446
Municipal Securities	20,520	-	20,520	-
Supranational Obligations	556	-	556	-
Fixed-Income Funds	1,101,831	1,101,831	-	-
Preferred Securities	3,891	-	3,891	-
Cash Equivalents	438,370	-	438,370	-
Total Investments in Securities:	$ 7,509,910	$ 1,101,831	$ 6,358,083	$ 49,996
Derivative Instruments:
Assets
Swap Agreements	$ 7,239	$ -	$ 7,239	$ -
Liabilities
Swap Agreements	$ (67,271)	$ -	$ (65,465)	$ (1,806)
Total Derivative Instruments:	$ (60,032)	$ -	$ (58,226)	$ (1,806)
Other Financial Instruments:
Forward Commitments:	$ (1,106)	$ -	$ (1,106)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,183
Total Realized Gain (Loss)	1,216
Total Unrealized Gain (Loss)	8,000
Cost of Purchases	155
Proceeds of Sales	(9,475)
Amortization/Accretion	676
Transfers in to Level 3	12,919
Transfers out of Level 3	(41,678)
Ending Balance	$ 49,996
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 7,760
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,633)
Total Unrealized Gain (Loss)	909
Transfers in to Level 3	(1,082)
Transfers out of Level 3	-
Ending Balance	$ (1,806)
Realized gain (loss) on Swap Agreements for the period	$ 67
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2010	$ 903

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $7,403,795,000. Net unrealized appreciation aggregated $106,115,000, of which $206,548,000 related to appreciated investment securities and $100,433,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $96,838,000 representing 1.36% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.804863.106

AIGB-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 1,223	$ 1,224
5.875% 3/15/11	2,059	2,123
		3,347
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	4,133	4,588
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	472	483
5.375% 1/15/16	2,000	2,130
5.875% 1/15/36	1,636	1,525
6.375% 6/15/14	7,400	8,159
		12,297
Media - 1.3%
Comcast Corp.:
4.95% 6/15/16	9,366	9,877
6.55% 7/1/39	6,000	6,389
COX Communications, Inc. 6.25% 6/1/18 (d)	1,086	1,190
Discovery Communications LLC:
3.7% 6/1/15	4,740	4,756
6.35% 6/1/40	4,333	4,362
Liberty Media Corp.:
5.7% 5/15/13	5,015	5,015
8.25% 2/1/30	11,272	10,427
NBC Universal, Inc.:
3.65% 4/30/15 (d)	5,180	5,245
5.15% 4/30/20 (d)	6,847	6,991
6.4% 4/30/40 (d)	5,621	5,835
News America Holdings, Inc. 7.75% 12/1/45	3,549	4,289
News America, Inc. 6.15% 3/1/37	3,755	3,804
Time Warner Cable, Inc.:
5% 2/1/20	389	388
5.85% 5/1/17	11,782	12,802
Time Warner, Inc. 6.2% 3/15/40	6,717	6,738
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
6.125% 10/5/17	$ 2,626	$ 2,929
6.75% 10/5/37	5,000	5,379
		96,416
TOTAL CONSUMER DISCRETIONARY		116,648
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (d)	5,675	6,156
Diageo Capital PLC 5.2% 1/30/13	1,782	1,937
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,502	7,059
		15,152
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	8,461	7,657
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	6,374	6,620
5.625% 11/1/11	2,298	2,429
6.25% 6/1/12	3,588	3,919
6.5% 8/11/17	5,912	6,694
		19,662
Tobacco - 0.5%
Altria Group, Inc.:
9.25% 8/6/19	6,587	7,813
9.7% 11/10/18	6,979	8,462
Reynolds American, Inc.:
6.75% 6/15/17	8,966	9,465
7.25% 6/15/37	13,188	12,897
		38,637
TOTAL CONSUMER STAPLES		81,108
ENERGY - 2.4%
Energy Equipment & Services - 0.3%
BJ Services Co. 6% 6/1/18	8,410	9,399
DCP Midstream LLC 5.35% 3/15/20 (d)	6,231	6,229
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
5.15% 3/15/13	$ 1,223	$ 1,291
9.625% 3/1/19	4,130	5,057
		21,976
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp. 5.95% 9/15/16	17,384	18,517
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,670	1,837
Cenovus Energy, Inc. 6.75% 11/15/39 (d)	2,502	2,715
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	239	243
Duke Energy Field Services:
6.875% 2/1/11	1,383	1,431
7.875% 8/16/10	5,117	5,183
EnCana Corp. 6.3% 11/1/11	2,854	3,023
Kinder Morgan Energy Partners LP:
5.3% 9/15/20	4,722	4,667
6.55% 9/15/40	2,205	2,171
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	2,462	2,611
6.85% 1/15/40 (d)	9,240	10,224
Nakilat, Inc. 6.067% 12/31/33 (d)	7,325	6,888
Nexen, Inc.:
5.05% 11/20/13	3,969	4,249
5.875% 3/10/35	6,230	5,846
6.4% 5/15/37	4,561	4,577
Pemex Project Funding Master Trust 0.8517% 12/3/12 (d)(j)	7,003	6,915
Petro-Canada:
6.05% 5/15/18	2,460	2,688
6.8% 5/15/38	6,080	6,568
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	16,475	16,350
6.875% 1/20/40	13,064	13,110
Petroleum Export Ltd. 4.633% 6/15/10 (d)	23	23
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	3,501	3,611
5.5% 9/30/14 (d)	4,894	5,230
6.75% 9/30/19 (d)	3,203	3,484
Suncor Energy, Inc.:
6.1% 6/1/18	7,564	8,293
6.85% 6/1/39	2,162	2,334
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCanada PipeLines Ltd.:
3.4% 6/1/15	$ 1,806	$ 1,817
6.1% 6/1/40	3,550	3,520
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,717
		150,842
TOTAL ENERGY		172,818
FINANCIALS - 11.7%
Capital Markets - 2.1%
BlackRock, Inc. 6.25% 9/15/17	4,776	5,405
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,879	2,994
5.95% 1/18/18	6,036	6,123
6.15% 4/1/18	5,599	5,720
6.6% 1/15/12	1,373	1,441
6.75% 10/1/37	5,714	5,350
6.875% 1/15/11	112	115
7.5% 2/15/19	3,514	3,880
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	3,420	3,470
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	1,990
JPMorgan Chase Capital XX 6.55% 9/29/36	21,862	20,504
Lazard Group LLC:
6.85% 6/15/17	3,087	3,179
7.125% 5/15/15	9,694	10,265
Merrill Lynch & Co., Inc. 6.875% 4/25/18	18,880	19,446
Morgan Stanley:
0.5953% 1/9/14 (j)	21,982	20,189
4.1% 1/26/15	6,270	6,011
6% 5/13/14	8,475	8,785
6.625% 4/1/18	10,000	10,269
7.3% 5/13/19	5,986	6,287
UBS AG Stamford Branch 3.875% 1/15/15	10,400	10,351
		151,774
Commercial Banks - 1.7%
American Express Centurion Bank 5.2% 11/26/10	697	708
Bank of America NA:
5.3% 3/15/17	7,685	7,540
6% 10/15/36	4,808	4,399
BB&T Capital Trust IV 6.82% 6/12/77 (j)	731	658
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Chase Manhattan Corp. 7.875% 6/15/10	$ 420	$ 421
Credit Suisse (Guernsey) Ltd. 5.86% (j)	7,977	6,860
Credit Suisse New York Branch 6% 2/15/18	10,531	10,749
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (d)(j)	1,901	1,787
Discover Bank:
7% 4/15/20	3,177	3,131
8.7% 11/18/19	7,448	8,149
Export-Import Bank of Korea 5.25% 2/10/14 (d)	4,263	4,419
Fifth Third Bancorp:
4.5% 6/1/18	2,107	1,969
8.25% 3/1/38	2,988	3,189
HBOS PLC 6.75% 5/21/18 (d)	3,829	3,615
HSBC Holdings PLC:
0.4915% 10/6/16 (j)	907	891
6.5% 9/15/37	2,956	3,001
KeyBank NA:
5.8% 7/1/14	5,229	5,548
6.95% 2/1/28	1,344	1,338
KeyBank NA, Cleveland 5.45% 3/3/16	2,744	2,808
Korea Development Bank 5.75% 9/10/13	4,034	4,298
Lloyds TSB Bank PLC 5.8% 1/13/20 (d)	2,839	2,667
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (d)(j)	572	558
Marshall & Ilsley Bank:
4.85% 6/16/15	1,623	1,537
5% 1/17/17	522	466
5.25% 9/4/12	2,120	2,099
PNC Funding Corp.:
0.4778% 1/31/12 (j)	888	879
3.625% 2/8/15	1,941	1,980
Regions Bank 6.45% 6/26/37	7,146	6,078
Regions Financial Corp.:
5.75% 6/15/15	1,371	1,358
7.75% 11/10/14	5,895	6,261
Sovereign Bank 2.0544% 8/1/13 (j)	1,297	1,281
Standard Chartered Bank 6.4% 9/26/17 (d)	4,086	4,279
Wachovia Corp.:
0.4328% 10/15/11 (j)	302	300
0.4428% 4/23/12 (j)	151	149
4.875% 2/15/14	1,057	1,108
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.625% 4/15/15	$ 6,876	$ 6,958
3.75% 10/1/14	7,790	7,921
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,080	2,088
		123,445
Consumer Finance - 0.4%
Capital One Bank USA NA 8.8% 7/15/19	8,003	9,544
Capital One Financial Corp. 5.7% 9/15/11	3,508	3,658
Discover Financial Services:
0.7856% 6/11/10 (j)	1,653	1,653
10.25% 7/15/19	4,737	5,580
Household Finance Corp. 6.375% 10/15/11	1,155	1,221
HSBC Finance Corp. 5.25% 1/14/11	818	834
SLM Corp.:
0.457% 3/15/11 (j)	667	646
0.5458% 10/25/11 (j)	2,316	2,179
0.6158% 1/27/14 (j)	1,322	1,116
5% 10/1/13	490	462
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	173	180
		27,073
Diversified Financial Services - 1.7%
Bank of America Corp. 5.75% 12/1/17	11,468	11,614
Citigroup, Inc.:
5.3% 10/17/12	3,453	3,582
5.5% 4/11/13	25,084	25,839
6.125% 11/21/17	3,500	3,570
6.125% 5/15/18	18,795	19,224
6.5% 1/18/11	532	547
6.5% 8/19/13	1,650	1,738
8.5% 5/22/19	5,000	5,858
JPMorgan Chase & Co.:
4.891% 9/1/15 (j)	2,465	2,459
4.95% 3/25/20	11,136	11,137
6.75% 2/1/11	153	158
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	7,691	7,180
5.35% 4/15/12 (d)	1,917	1,952
5.5% 1/15/14 (d)	5,645	5,580
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (d)	$ 7,300	$ 8,024
TECO Finance, Inc.:
4% 3/15/16	1,803	1,820
5.15% 3/15/20	2,590	2,629
7% 5/1/12	3,093	3,335
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	4,425	4,027
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	1,161	1,045
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	2,033	1,850
		123,168
Insurance - 2.1%
Allstate Corp. 6.2% 5/16/14	7,535	8,476
Assurant, Inc. 5.625% 2/15/14	5,039	5,293
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	8,357
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	13,028	11,595
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	9,346	9,769
10.75% 6/15/88 (d)(j)	5,039	5,392
Lincoln National Corp. 7% 5/17/66 (j)	1,423	1,167
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	6,576	8,635
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (d)(j)	11,269	11,227
MetLife, Inc.:
6.125% 12/1/11	535	567
6.75% 6/1/16	5,620	6,235
Metropolitan Life Global Funding I:
5.125% 11/9/11 (d)	4,449	4,645
5.125% 4/10/13 (d)	7,041	7,594
5.125% 6/10/14 (d)	4,961	5,322
Monumental Global Funding II 5.65% 7/14/11 (d)	4,763	4,916
New York Life Global Funding 4.65% 5/9/13 (d)	5,732	6,120
New York Life Insurance Co. 6.75% 11/15/39 (d)	3,220	3,536
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	3,480	3,524
Pacific Life Global Funding 5.15% 4/15/13 (d)	5,929	6,222
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	7,366	9,171
Prudential Financial, Inc.:
4.75% 9/17/15	9,207	9,467
7.375% 6/15/19	2,170	2,484
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(j)	$ 1,243	$ 1,137
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,139	6,079
		146,930
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	965	1,016
6.125% 11/1/12	1,454	1,579
Camden Property Trust:
5.375% 12/15/13	2,278	2,413
5.875% 11/30/12	861	926
Developers Diversified Realty Corp.:
4.625% 8/1/10	3,262	3,266
5.25% 4/15/11	5,471	5,502
5.375% 10/15/12	4,528	4,490
7.5% 4/1/17	3,286	3,270
9.625% 3/15/16	4,996	5,462
Duke Realty LP:
4.625% 5/15/13	228	233
5.875% 8/15/12	716	754
Equity One, Inc.:
6% 9/15/17	4,072	4,069
6.25% 12/15/14	3,586	3,708
6.25% 1/15/17	2,676	2,729
Federal Realty Investment Trust:
5.4% 12/1/13	3,291	3,519
5.9% 4/1/20	1,740	1,806
6% 7/15/12	1,979	2,113
6.2% 1/15/17	1,522	1,630
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,778
6.65% 1/15/18	3,860	3,980
UDR, Inc. 5.5% 4/1/14	7,998	8,320
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,175	2,225
Washington (REIT) 5.95% 6/15/11	6,334	6,438
		71,226
Real Estate Management & Development - 2.1%
AMB Property LP:
5.9% 8/15/13	5,685	5,978
6.3% 6/1/13	5,773	6,181
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP 6.125% 4/15/20 (d)	$ 2,345	$ 2,399
Brandywine Operating Partnership LP:
5.625% 12/15/10	13,759	13,974
5.7% 5/1/17	810	799
5.75% 4/1/12	3,986	4,135
Colonial Properties Trust:
4.8% 4/1/11	481	473
5.5% 10/1/15	7,511	7,136
6.875% 8/15/12	2,950	3,031
Colonial Realty LP 6.05% 9/1/16	5,558	5,273
Duke Realty LP:
5.4% 8/15/14	6,355	6,527
5.5% 3/1/16	6,313	6,416
5.625% 8/15/11	3,881	3,987
5.95% 2/15/17	1,643	1,657
6.25% 5/15/13	4,600	4,922
6.5% 1/15/18	6,346	6,674
ERP Operating LP:
5.5% 10/1/12	7,592	8,153
6.625% 3/15/12	1,392	1,502
Liberty Property LP:
5.5% 12/15/16	3,957	4,080
6.375% 8/15/12	2,724	2,896
6.625% 10/1/17	3,947	4,164
Mack-Cali Realty LP 7.75% 2/15/11	1,739	1,799
Post Apartment Homes LP 6.3% 6/1/13	6,854	7,244
Reckson Operating Partnership LP:
5.15% 1/15/11	1,820	1,823
6% 3/31/16	1,534	1,519
Regency Centers LP 6.75% 1/15/12	7,337	7,786
Simon Property Group LP:
4.2% 2/1/15	2,530	2,591
4.6% 6/15/10	2,646	2,649
5.1% 6/15/15	3,937	4,136
5.3% 5/30/13	220	236
6.75% 2/1/40	4,075	4,314
Tanger Properties LP 6.15% 11/15/15	10,207	11,091
		145,545
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
5.65% 5/1/18	$ 18,622	$ 18,729
6.5% 8/1/16	6,800	7,243
7.375% 5/15/14	5,798	6,402
Countrywide Financial Corp. 5.8% 6/7/12	840	885
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,118	5,355
Independence Community Bank Corp.:
2.1115% 4/1/14 (j)	3,116	3,050
2.331% 6/20/13 (j)	1,646	1,624
		43,288
TOTAL FINANCIALS		832,449
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,680
6.25% 6/15/14	3,144	3,527
		9,207
Pharmaceuticals - 0.1%
Abbott Laboratories 5.3% 5/27/40	3,000	2,947
TOTAL HEALTH CARE		12,154
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (d)	521	554
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	254	255
Continental Airlines, Inc.:
6.545% 8/2/20	1,541	1,575
6.795% 2/2/20	657	628
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	7,460	7,348
7.57% 11/18/10	13,914	14,053
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 3,535	$ 3,235
8.36% 7/20/20	11,912	11,673
		38,767
Industrial Conglomerates - 0.0%
Covidien International Finance SA:
5.15% 10/15/10	1,005	1,020
5.45% 10/15/12	240	263
		1,283
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	584	586
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	3,739	3,599
TOTAL INDUSTRIALS		44,789
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	6,438
6.55% 10/1/17	5,174	5,908
		12,346
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.507% 6/15/10 (j)	2,459	2,459
TOTAL INFORMATION TECHNOLOGY		14,805
MATERIALS - 0.7%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	16,321	18,697
Metals & Mining - 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	5,241	5,696
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,171	7,829
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
7.125% 7/15/28	$ 6,052	$ 6,760
8.95% 5/1/14	6,462	7,763
		28,048
TOTAL MATERIALS		46,745
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 6.8% 5/15/36	10,394	11,448
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,382	7,449
British Telecommunications PLC 9.125% 12/15/10 (c)	1,934	2,014
CenturyTel, Inc. 7.6% 9/15/39	4,874	4,590
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,530	2,704
5.875% 8/20/13	6,186	6,728
France Telecom SA 7.75% 3/1/11 (c)	2,706	2,838
Sprint Capital Corp.:
6.875% 11/15/28	6,238	5,185
7.625% 1/30/11	5,123	5,213
Telecom Italia Capital SA:
4.875% 10/1/10	3,277	3,309
4.95% 9/30/14	6,637	6,582
5.25% 10/1/15	3,019	3,017
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,725
5.877% 7/15/19	2,416	2,494
6.221% 7/3/17	1,964	2,117
Verizon Communications, Inc. 6.1% 4/15/18	5,800	6,460
		73,873
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	6,274	6,639
5.875% 10/1/19	7,883	8,378
6.35% 3/15/40 (d)	2,469	2,518
Sprint Nextel Corp. 6% 12/1/16	12,603	11,217
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5.5% 6/15/11	$ 3,420	$ 3,563
5.625% 2/27/17	1,742	1,891
		34,206
TOTAL TELECOMMUNICATION SERVICES		108,079
UTILITIES - 2.2%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,367
Commonwealth Edison Co. 5.4% 12/15/11	8,675	9,191
EDP Finance BV 6% 2/2/18 (d)	14,961	14,911
Mid-American Energy Co. 5.65% 7/15/12	942	1,021
Oncor Electric Delivery Co. 6.375% 5/1/12	20,436	22,080
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,673
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	9,216	8,064
Progress Energy, Inc. 6% 12/1/39	3,794	3,793
		73,100
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	3,626	3,791
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,228	3,321
		7,112
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	7,906	8,437
Exelon Generation Co. LLC 5.35% 1/15/14	6,631	7,169
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,521
6.5% 5/1/18	6,705	7,308
		26,435
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	377	383
7.5% 9/1/10	475	483
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	2,051	1,897
7.5% 6/30/66 (j)	4,578	4,441
DTE Energy Co. 7.05% 6/1/11	3,168	3,331
KeySpan Corp. 7.625% 11/15/10	212	218
National Grid PLC 6.3% 8/1/16	13,903	15,660
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.4% 7/15/14	$ 1,746	$ 1,874
5.45% 9/15/20	1,831	1,841
6.4% 3/15/18	5,675	6,155
7.875% 11/15/10	1,421	1,461
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	9,628	8,761
		46,505
TOTAL UTILITIES		153,152
TOTAL NONCONVERTIBLE BONDS (Cost $1,522,284)		1,582,747
U.S. Government and Government Agency Obligations - 37.7%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	19,500	20,379
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20	188,515	190,071
2.125% 2/15/40	7,109	7,612
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		197,683
U.S. Treasury Obligations - 34.6%
U.S. Treasury Bonds:
4.375% 11/15/39	106,787	109,457
4.375% 5/15/40	141,292	145,090
U.S. Treasury Notes:
1.75% 4/15/13	908,660	922,224
2.625% 7/31/14 (g)	712,335	734,874
2.75% 10/31/13 (g)	499,918	520,344
3.625% 2/15/20	30,000	30,771
TOTAL U.S. TREASURY OBLIGATIONS		2,462,760
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,634,454)		2,680,822
U.S. Government Agency - Mortgage Securities - 13.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 10.6%
2.913% 2/1/35 (j)	$ 4,482	$ 4,714
3.348% 9/1/35 (j)	4,920	5,142
3.379% 10/1/34 (j)	9,447	9,936
4% 6/1/25 (e)(f)	17,000	17,426
4% 6/1/25 (e)(f)	11,000	11,276
4% 6/1/25 (e)	8,000	8,200
4% 8/1/39	13,954	13,868
4.034% 8/1/35 (j)	1,507	1,564
4.209% 10/1/37 (j)	13,975	14,621
4.278% 6/1/36 (j)	354	369
4.5% 6/1/25 (e)	10,000	10,459
4.5% 6/1/39 to 9/1/39	69,247	70,802
4.5% 6/1/40 (e)	14,000	14,284
4.5% 6/1/40 (e)(f)	19,000	19,385
4.509% 5/1/35 (j)	13,417	14,062
5% 4/1/18 to 6/1/40	112,987	118,769
5% 6/1/25 (e)	13,200	14,015
5% 6/1/40 (e)(f)	19,000	19,884
5% 6/1/40 (e)	14,000	14,651
5% 6/1/40 (e)	8,000	8,372
5% 6/1/40 (e)	2,000	2,093
5.496% 7/1/37 (j)	799	840
5.5% 1/1/24 to 3/1/40	144,454	154,236
5.5% 6/1/40 (e)(f)	5,000	5,333
5.5% 6/1/40 (e)(f)	19,000	20,266
5.5% 6/1/40 (e)(f)	800	853
5.5% 6/1/40 (e)(f)	2,500	2,667
6% 7/1/21 to 7/1/38	51,248	55,672
6% 5/1/40 (e)(f)	22,000	23,739
6% 6/1/40 (e)(f)	10,500	11,308
6% 6/1/40 (e)(f)	15,500	16,693
6% 6/1/40 (e)	6,000	6,462
6% 6/1/40 (e)	29,000	31,232
6.5% 5/1/31 to 9/1/38	17,377	19,191
6.5% 6/1/40 (e)(f)	14,000	15,231
TOTAL FANNIE MAE		757,615
Freddie Mac - 1.2%
2.891% 8/1/35 (j)	8,317	8,715
3.099% 4/1/35 (j)	7,188	7,515
3.14% 10/1/34 (j)	4,516	4,731
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.269% 1/1/36 (j)	$ 2,702	$ 2,850
3.702% 4/1/35 (j)	9,488	9,926
4.73% 7/1/35 (j)	2,889	2,996
5% 9/1/39 to 6/1/40	8,869	9,327
5.585% 10/1/35 (j)	323	338
6% 7/1/37	264	286
6% 5/1/40 (e)	21,500	23,216
6.5% 6/1/40 (e)	13,000	14,162
TOTAL FREDDIE MAC		84,062
Government National Mortgage Association - 1.4%
4% 8/15/39 to 3/15/40	17,943	17,947
4% 6/1/40 (e)	2,000	1,996
4.5% 5/15/39 to 5/20/40	20,924	21,505
4.5% 6/1/40 (e)	4,000	4,095
4.5% 6/1/40 (e)	4,000	4,095
4.5% 6/1/40 (e)	15,000	15,356
4.5% 6/1/40 (e)	3,000	3,071
4.5% 6/1/40 (e)	7,000	7,185
4.5% 6/1/40 (e)	3,000	3,079
5.5% 12/20/28 to 12/15/38	16,625	17,937
5.5% 6/1/40 (e)(f)	800	858
5.5% 6/1/40 (e)(f)	2,500	2,681
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		99,805
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $919,286)		941,482
Asset-Backed Securities - 2.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8128% 4/25/35 (j)	1,444	847
ACE Securities Corp. Series 2006-NC2 Class M7, 1.0928% 7/25/36 (j)	85	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0928% 3/25/34 (j)	122	115
Class M2, 1.9928% 3/25/34 (j)	275	181
Series 2005-HE2 Class M2, 0.7928% 4/25/35 (j)	168	150
Series 2006-HE2 Class M3, 0.6828% 5/25/36 (j)	74	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-OP1:
Class M4, 0.7128% 4/25/36 (j)	$ 135	$ 4
Class M5, 0.7328% 4/25/36 (j)	43	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3697% 9/20/13 (j)	593	584
Series 2006-C1 Class C1, 0.8197% 10/20/14 (j)	141	3
Series 2007-A4 Class A4, 0.3697% 4/22/13 (j)	528	520
Series 2007-D1 Class D, 1.7397% 1/22/13 (d)(j)	6,136	0*
Airspeed Ltd. Series 2007-1A Class C1, 2.8369% 6/15/32 (d)(j)	6,172	2,623
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (d)(j)	129	129
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	2,720	2,754
Class A4, 3% 10/15/15 (d)	2,700	2,761
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0869% 1/15/15 (d)(j)	13,880	14,078
Series 2010-2 Class A, 4.25% 4/15/17 (d)	8,030	8,229
Series 2010-3 Class A, 2.88% 4/15/15 (d)	6,200	6,224
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	104	105
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	812	803
Class E, 6.96% 3/31/16 (d)	3,214	3,026
Series 2007-2M Class A3, 5.22% 6/8/12	74	74
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0428% 12/25/33 (j)	86	54
Series 2004-R2 Class M3, 0.8928% 4/25/34 (j)	122	15
Series 2005-R2 Class M1, 0.7928% 4/25/35 (j)	1,638	1,225
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6525% 3/1/34 (j)	38	27
Series 2004-W7 Class M1, 0.8928% 5/25/34 (j)	1,012	482
Series 2006-W4 Class A2C, 0.5028% 5/25/36 (j)	1,178	373
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.1678% 4/25/34 (j)	2,117	1,296
Series 2006-HE2 Class M1, 0.7128% 3/25/36 (j)	149	9
Axon Financial Funding Ltd. 5.96% 4/4/17 (b)(d)(j)	5,160	0*
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	5,300	5,520
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Auto Trust: - continued
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	$ 4,300	$ 4,349
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (j)	700	699
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (j)	1,740	1,653
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (j)	271	266
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,265	1,279
Class C, 5.31% 6/15/12	930	945
Series 2007-1 Class C, 5.38% 11/15/12	331	347
Series 2007-SN1 Class D, 6.05% 1/17/12	162	162
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	83	84
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.6269% 4/15/13 (d)(j)	2,306	2,305
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7897% 7/20/39 (d)(j)	363	44
Class B, 1.0897% 7/20/39 (d)(j)	355	24
Class C, 1.4397% 7/20/39 (d)(j)	456	11
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	692
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6428% 7/25/36 (j)	905	177
Series 2006-NC2 Class M7, 1.1928% 6/25/36 (j)	572	11
Series 2006-NC3 Class M10, 2.3428% 8/25/36 (d)(j)	855	21
Series 2006-NC4 Class M1, 0.6428% 10/25/36 (j)	127	25
Series 2006-RFC1 Class M9, 2.2128% 5/25/36 (j)	251	10
Series 2007-RFC1 Class A3, 0.4828% 12/25/36 (j)	1,429	511
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.5197% 5/20/17 (d)(j)	128	114
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	289	289
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.6128% 5/25/37 (j)	607	24
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.4028% 6/25/47 (j)	68	66
Series 2007-4 Class A1A, 0.3661% 9/25/37 (j)	398	373
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,666	0*
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.3128% 4/25/34 (j)	126	47
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-4 Class M2, 1.1378% 6/25/34 (j)	$ 467	$ 160
Series 2005-3 Class MV1, 0.7628% 8/25/35 (j)	1,131	1,021
Series 2005-AB1 Class A2, 0.5528% 8/25/35 (j)	176	169
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	501	509
Series 2007-C Class A3, 5.43% 5/15/12 (d)	65	65
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,272	3,028
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.585% 5/28/35 (j)	31	27
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5178% 8/25/34 (j)	231	86
Series 2006-3 Class 2A3, 0.5028% 11/25/36 (j)	4,467	1,416
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1678% 3/25/34 (j)	19	2
Series 2005-FF9 Class A3, 0.6228% 10/25/35 (j)	2,956	2,613
Series 2006-FF12 Class A2, 0.3828% 9/25/36 (j)	5	5
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	3,428	3,559
Series 2006-C:
Class B, 5.3% 6/15/12	409	426
Class D, 6.89% 5/15/13 (d)	2,428	2,549
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,378	1,470
Series 2009-D:
Class A3, 2.17% 10/15/13	3,400	3,440
Class A4, 2.98% 8/15/14	3,000	3,090
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8869% 6/15/13 (j)	612	594
Series 2010-1 Class A, 1.9869% 12/15/14 (d)(j)	12,300	12,435
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	41	41
Series 2007-1:
Class A4, 5.03% 2/16/15	286	292
Class C, 5.43% 2/16/15	350	339
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.8328% 1/25/35 (j)	752	267
Class M4, 1.0228% 1/25/35 (j)	289	38
Series 2006-D Class M1, 0.5728% 11/25/36 (j)	184	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (d)(j)	2,174	1,491
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,642	1,314
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust:
Series 2003-1 Class A, 0.7669% 4/15/31 (d)(j)	$ 226	$ 199
Series 2006-2A:
Class A, 0.5169% 11/15/34 (d)(j)	1,557	1,245
Class B, 0.6169% 11/15/34 (d)(j)	564	338
Class C, 0.7169% 11/15/34 (d)(j)	934	373
Class D, 1.0869% 11/15/34 (d)(j)	356	85
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4869% 9/15/17 (j)	751	737
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6835% 6/25/42 (j)	421	312
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	236	236
Series 2007-1:
Class B, 5.53% 12/15/14	37	37
Class C, 5.74% 12/15/14	78	77
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	379	57
Class M1, 0.9928% 6/25/34 (j)	2,042	1,256
Series 2007-HE1 Class M1, 0.5928% 3/25/47 (j)	827	44
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6928% 4/25/36 (j)	296	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4228% 5/25/30 (d)(j)	523	131
Series 2006-3:
Class B, 0.7428% 9/25/46 (d)(j)	519	104
Class C, 0.8928% 9/25/46 (d)(j)	1,211	182
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.6628% 8/25/33 (j)	272	145
Series 2003-3 Class M1, 1.6328% 8/25/33 (j)	663	458
Series 2003-5 Class A2, 1.0428% 12/25/33 (j)	26	16
Series 2005-5 Class 2A2, 0.5928% 11/25/35 (j)	128	126
Series 2006-1 Class 2A3, 0.5678% 4/25/36 (j)	1,626	1,561
Series 2006-8 Class 2A1, 0.3928% 3/25/37 (j)	7	6
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6297% 3/20/36 (j)	667	499
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5328% 1/25/37 (j)	1,144	415
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,440	3,479
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.6428% 7/25/36 (j)	116	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust: - continued
Series 2007-CH1:
Class AV4, 0.4728% 10/25/36 (j)	$ 1,144	$ 925
Class MV1, 0.5728% 10/25/36 (j)	928	339
Series 2007-CH3 Class M1, 0.6428% 3/25/37 (j)	326	15
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6178% 12/27/29 (j)	697	579
Series 2006-A Class 2C, 1.4379% 3/27/42 (j)	2,011	485
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9915% 4/6/46 (d)(j)	373	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,838	1,867
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.4228% 6/25/34 (j)	157	112
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	17	16
Class C, 5.691% 10/20/28 (d)	8	6
Class D, 6.01% 10/20/28 (d)	93	72
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.6028% 10/25/36 (j)	410	13
Series 2007-HE1 Class M1, 0.6428% 5/25/37 (j)	622	30
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0928% 7/25/34 (j)	115	50
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	149	151
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9928% 7/25/34 (j)	450	322
Series 2006-FM1 Class A2B, 0.4528% 4/25/37 (j)	1,699	1,497
Series 2006-MLN1 Class A2A, 0.4128% 7/25/37 (j)	16	16
Series 2006-OPT1 Class A1A, 0.6028% 6/25/35 (j)	2,293	1,512
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6828% 8/25/34 (j)	45	34
Series 2005-NC1 Class M1, 0.7828% 1/25/35 (j)	317	150
Series 2005-NC2 Class B1, 1.5128% 3/25/35 (j)	331	73
Series 2007-HE2 Class M1, 0.5928% 1/25/37 (j)	150	4
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(j)(l)	2,480	21
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	2,736	496
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	265	10
Series 2006-2 Class AIO, 6% 8/25/11 (l)	132	9
Series 2006-3:
Class A1, 0.3728% 9/25/19 (j)	41	41
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-3:
Class AIO, 7.1% 1/25/12 (l)	$ 212	$ 21
Series 2006-4:
Class A1, 0.3728% 3/25/25 (j)	412	406
Class AIO, 6.35% 2/27/12 (l)	673	67
Class D, 1.4428% 5/25/32 (j)	1,537	44
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	905	114
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	769	102
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8528% 9/25/35 (j)	1,132	471
Series 2005-D Class M2, 0.8128% 2/25/36 (j)	538	58
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4628% 3/25/36 (j)	113	113
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (b)(d)(j)	933	345
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (j)	80	77
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (j)	135	129
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5928% 9/25/34 (j)	422	180
Class M4, 1.7928% 9/25/34 (j)	542	92
Series 2005-WCH1:
Class M2, 0.8628% 1/25/36 (j)	1,624	1,315
Class M3, 0.9028% 1/25/36 (j)	379	227
Class M4, 1.1728% 1/25/36 (j)	1,171	354
Series 2005-WHQ2:
Class M7, 1.5928% 5/25/35 (j)	1,440	24
Class M9, 2.2228% 5/25/35 (j)	233	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.8869% 3/16/15 (d)(j)	2,416	2,400
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	50	50
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5728% 12/25/36 (j)	407	14
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.4128% 2/25/37 (j)	101	98
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1428% 4/25/33 (j)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1378% 3/25/35 (j)	1,356	897
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0628% 1/25/36 (j)	54	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust: - continued
Series 2006-FR4 Class A2A, 0.4228% 8/25/36 (j)	$ 31	$ 16
Series 2007-NC1 Class A2A, 0.3928% 12/25/36 (j)	15	15
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4056% 3/20/19 (d)(j)	692	644
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.207% 6/15/33 (j)	1,009	132
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	0*
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4928% 9/25/34 (j)	61	9
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4328% 6/25/37 (j)	2,187	1,826
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	634	625
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.4369% 6/15/12 (j)	2,667	2,666
Class B, 0.5569% 6/15/12 (j)	242	242
Class C, 0.8369% 6/15/12 (j)	145	145
Series 2007-2 Class A, 0.9869% 10/15/12 (j)	1,632	1,627
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2028% 9/25/34 (j)	23	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8515% 4/6/42 (d)(j)	1,701	85
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	539	552
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.7069% 6/15/12 (j)	2,910	2,906
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	166	167
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	233	236
Class D, 5.54% 12/20/12 (d)	332	336
Class E, 7.05% 5/20/14 (d)	3,929	3,925
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.7228% 8/25/36 (j)	49	1
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8369% 8/15/15 (d)(j)	6,423	6,347
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	6,931	7,037
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Master Note Trust: - continued
Series 2007-A5A Class A5, 1.0869% 10/15/14 (d)(j)	$ 1,020	$ 1,021
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (d)(j)	1,419	468
TOTAL ASSET-BACKED SECURITIES (Cost $165,679)		166,807
Collateralized Mortgage Obligations - 1.5%

Private Sponsor - 1.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (d)(j)	1,133	623
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (j)	1,123	290
Class C, 5.8772% 4/10/49 (j)	2,997	711
Class D, 5.8772% 4/10/49 (j)	1,500	305
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	6,445	6,495
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.5048% 1/25/34 (j)	1,261	1,153
Series 2004-1 Class 2A2, 3.6766% 10/25/34 (j)	1,368	1,223
Series 2004-A Class 2A2, 3.5164% 2/25/34 (j)	177	156
Series 2004-B:
Class 1A1, 2.9236% 3/25/34 (j)	96	83
Class 2A2, 3.0591% 3/25/34 (j)	783	713
Series 2004-D Class 2A2, 3.3908% 5/25/34 (j)	1,215	1,114
Series 2004-G Class 2A7, 3.9212% 8/25/34 (j)	1,089	947
Series 2004-H Class 2A1, 3.7527% 9/25/34 (j)	975	855
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (d)(j)(l)	36,468	2,925
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.6228% 1/25/35 (j)	1,894	1,420
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6081% 10/12/41 (d)(j)(l)	2,579	32
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.5182% 2/25/37 (j)	1,202	1,133
Series 2007-A2 Class 2A1, 3.5609% 7/25/37 (j)	1,414	1,333
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0935% 12/10/49 (j)	$ 1,372	$ 1,411
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.0088% 8/25/34 (j)	1,105	1,042
Class A4, 2.803% 8/25/34 (j)	969	912
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,533	307
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.8369% 7/16/34 (d)(j)	1,372	1,341
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7428% 5/25/33 (j)	16	15
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.5454% 11/25/34 (j)	1,439	1,382
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4289% 11/19/37 (j)	106	104
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0096% 10/25/34 (j)	1,240	1,163
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4644% 10/18/54 (d)(j)	2,627	2,564
Class C2, 0.7744% 10/18/54 (d)(j)	881	845
Class M2, 0.5544% 10/18/54 (d)(j)	1,509	1,454
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (d)(j)	2,144	2,015
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (d)(j)	2,469	2,401
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8897% 12/20/54 (j)	117	50
Series 2006-1A Class C2, 0.9397% 12/20/54 (d)(j)	5,059	2,327
Series 2006-2 Class C1, 0.8097% 12/20/54 (j)	4,271	1,751
Series 2006-3 Class C2, 0.8397% 12/20/54 (j)	890	383
Series 2006-4:
Class B1, 0.4297% 12/20/54 (j)	3,376	2,498
Class C1, 0.7197% 12/20/54 (j)	2,064	888
Class M1, 0.5097% 12/20/54 (j)	889	565
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (j)	1,688	709
Class 1M1, 0.4897% 12/20/54 (j)	1,120	694
Class 2C1, 0.7697% 12/20/54 (j)	768	323
Class 2M1, 0.5897% 12/20/54 (j)	1,438	892
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (j)	1,992	847
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7553% 1/20/44 (j)	$ 341	$ 186
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1197% 4/25/35 (j)	497	419
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5589% 5/19/35 (j)	312	185
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,602	2,622
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.946% 8/25/36 (j)	1,633	1,314
Series 2004-A3 Class 4A1, 4.2708% 7/25/34 (j)	1,614	1,558
Series 2006-A2 Class 5A1, 3.423% 11/25/33 (j)	1,399	1,316
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	617	618
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (j)	952	578
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.5728% 10/25/36 (j)	311	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (j)	1,487	834
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.507% 6/15/22 (d)(j)	190	171
Class C, 0.527% 6/15/22 (d)(j)	1,173	1,021
Class D, 0.537% 6/15/22 (d)(j)	452	384
Class E, 0.547% 6/15/22 (d)(j)	722	563
Class F, 0.577% 6/15/22 (d)(j)	1,196	885
Class G, 0.647% 6/15/22 (d)(j)	271	190
Class H, 0.667% 6/15/22 (d)(j)	542	352
Class J, 0.707% 6/15/22 (d)(j)	633	348
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.9738% 8/25/34 (j)	1,574	1,479
Series 2005-A2 Class A7, 2.8011% 2/25/35 (j)	1,274	1,167
Series 2006-A6 Class A4, 3.6176% 10/25/33 (j)	1,115	996
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.6328% 7/25/35 (j)	2,047	1,531
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6428% 3/25/37 (j)	2,252	137
Permanent Financing No. 8 PLC floater Class 3C, 0.7743% 6/10/42 (j)	1,741	1,740
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.93% 10/25/35 (j)	3,483	3,032
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6471% 7/10/35 (d)(j)	$ 1,413	$ 759
Class B6, 3.1471% 7/10/35 (d)(j)	1,874	983
Series 2004-A:
Class B4, 1.4971% 2/10/36 (d)(j)	522	274
Class B5, 1.9971% 2/10/36 (d)(j)	348	184
Series 2004-B:
Class B4, 1.3971% 2/10/36 (d)(j)	364	186
Class B5, 1.8471% 2/10/36 (d)(j)	269	119
Class B6, 2.2971% 2/10/36 (d)(j)	138	46
Series 2004-C:
Class B4, 1.2471% 9/10/36 (d)(j)	490	257
Class B5, 1.6471% 9/10/36 (d)(j)	544	244
Class B6, 2.0471% 9/10/36 (d)(j)	158	50
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	705	695
Series 2004-SL3 Class A1, 7% 8/25/16	49	43
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7928% 6/25/33 (d)(j)	337	278
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	190
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (j)	33	17
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3508% 4/25/33 (j)	453	430
Series 2003-20 Class 1A1, 5.5% 7/25/33	436	435
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4625% 9/25/36 (j)	2,597	1,375
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8459% 8/25/33 (j)	802	757
Series 2005-AR3 Class A2, 2.7272% 3/25/35 (j)	2,080	1,833
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9943% 11/25/34 (j)	2,188	2,063
Series 2005-AR12 Class 2A6, 2.9646% 7/25/35 (j)	2,688	2,474
Series 2005-AR2 Class 2A2, 2.8787% 3/25/35 (j)	1,830	1,676
Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (j)	1,556	1,408
Series 2006-AR8 Class 3A1, 5.2226% 4/25/36 (j)	17,343	15,284
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $93,028)		106,082
Commercial Mortgage Securities - 6.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1896% 2/14/43 (j)	$ 1,605	$ 1,704
Class A2, 7.1508% 2/14/43 (j)	1,009	1,097
Class A3, 7.2008% 2/14/43 (j)	1,089	1,172
Class PS1, 1.5207% 2/14/43 (j)(l)	4,326	139
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.91% 5/10/45 (j)	1,602	1,698
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	8,540	8,578
Series 2006-4 Class A1, 5.363% 7/10/46 (j)	136	138
Series 2006-5 Class A1, 5.185% 9/10/47	39	40
Series 2006-6 Class A3, 5.369% 10/10/45	2,744	2,782
Series 2007-2 Class A1, 5.421% 4/10/49	126	130
Series 2007-4 Class A3, 6.0019% 2/10/51 (j)	1,368	1,396
Series 2006-6 Class E, 5.619% 10/10/45 (d)	793	120
Series 2007-3:
Class A3, 5.837% 6/10/49 (j)	2,291	2,371
Class A4, 5.837% 6/10/49 (j)	2,860	2,707
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	94	94
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	2,920
Series 2004-2:
Class A3, 4.05% 11/10/38	1,705	1,729
Class A4, 4.153% 11/10/38	1,740	1,758
Series 2004-4 Class A3, 4.128% 7/10/42	215	215
Series 2005-1 Class A3, 4.877% 11/10/42	2,606	2,605
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	351	354
Series 2001-3 Class H, 6.562% 4/11/37 (d)	767	753
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	343	325
Class K, 6.15% 5/11/35 (d)	638	562
Series 2003-2 Class XP, 0.4312% 3/11/41 (d)(j)(l)	9,253	16
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	4,262	4,335
Series 2005-6 Class A3, 5.3503% 9/10/47 (j)	2,470	2,532
Series 2007-1 Class B, 5.543% 1/15/49	826	256
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6469% 3/15/22 (d)(j)	589	518
Class D, 0.6969% 3/15/22 (d)(j)	597	513
Class E, 0.7369% 3/15/22 (d)(j)	493	414
Class F, 0.8069% 3/15/22 (d)(j)	489	386
Class G, 0.8669% 3/15/22 (d)(j)	317	228
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class C, 0.5169% 10/15/19 (d)(j)	$ 882	$ 767
Class D, 0.5469% 10/15/19 (d)(j)	1,077	915
Class E, 0.5769% 10/15/19 (d)(j)	998	828
Class F, 0.6469% 10/15/19 (d)(j)	2,362	1,818
Class G, 0.6669% 10/15/19 (d)(j)	951	647
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1928% 12/25/33 (d)(j)	68	41
Series 2004-1:
Class A, 0.7028% 4/25/34 (d)(j)	1,108	875
Class B, 2.2428% 4/25/34 (d)(j)	124	62
Class M1, 0.9028% 4/25/34 (d)(j)	100	68
Class M2, 1.5428% 4/25/34 (d)(j)	92	53
Series 2004-2:
Class A, 0.7728% 8/25/34 (d)(j)	855	679
Class M1, 0.9228% 8/25/34 (d)(j)	155	99
Series 2004-3:
Class A1, 0.7128% 1/25/35 (d)(j)	1,891	1,494
Class A2, 0.7628% 1/25/35 (d)(j)	272	182
Class M1, 0.8428% 1/25/35 (d)(j)	327	212
Class M2, 1.3428% 1/25/35 (d)(j)	164	102
Series 2005-2A:
Class A1, 0.6528% 8/25/35 (d)(j)	1,516	1,065
Class M1, 0.7728% 8/25/35 (d)(j)	80	40
Class M2, 0.8228% 8/25/35 (d)(j)	132	61
Class M3, 0.8428% 8/25/35 (d)(j)	73	32
Class M4, 0.9528% 8/25/35 (d)(j)	67	27
Series 2005-3A:
Class A1, 0.6628% 11/25/35 (d)(j)	588	426
Class A2, 0.7428% 11/25/35 (d)(j)	550	368
Class M1, 0.7828% 11/25/35 (d)(j)	118	59
Class M2, 0.8328% 11/25/35 (d)(j)	89	42
Class M3, 0.8528% 11/25/35 (d)(j)	79	35
Class M4, 0.9428% 11/25/35 (d)(j)	99	41
Series 2005-4A:
Class A2, 0.7328% 1/25/36 (d)(j)	1,362	913
Class B1, 1.7428% 1/25/36 (d)(j)	118	41
Class M1, 0.7928% 1/25/36 (d)(j)	439	242
Class M2, 0.8128% 1/25/36 (d)(j)	132	66
Class M3, 0.8428% 1/25/36 (d)(j)	192	90
Class M4, 0.9528% 1/25/36 (d)(j)	106	45
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2005-4A:
Class M5, 0.9928% 1/25/36 (d)(j)	$ 106	$ 43
Class M6, 1.0428% 1/25/36 (d)(j)	113	43
Series 2006-1:
Class A2, 0.7028% 4/25/36 (d)(j)	210	129
Class M1, 0.7228% 4/25/36 (d)(j)	127	59
Class M2, 0.7428% 4/25/36 (d)(j)	135	58
Class M3, 0.7628% 4/25/36 (d)(j)	116	47
Class M4, 0.8628% 4/25/36 (d)(j)	66	25
Class M5, 0.9028% 4/25/36 (d)(j)	64	23
Class M6, 0.9828% 4/25/36 (d)(j)	127	43
Series 2006-2A:
Class A1, 0.5728% 7/25/36 (d)(j)	3,668	2,536
Class A2, 0.6228% 7/25/36 (d)(j)	189	127
Class B1, 1.2128% 7/25/36 (d)(j)	120	36
Class B3, 3.0428% 7/25/36 (d)(j)	107	29
Class M1, 0.6528% 7/25/36 (d)(j)	199	88
Class M2, 0.6728% 7/25/36 (d)(j)	140	58
Class M3, 0.6928% 7/25/36 (d)(j)	116	44
Class M4, 0.7628% 7/25/36 (d)(j)	133	47
Class M5, 0.8128% 7/25/36 (d)(j)	96	32
Class M6, 0.8828% 7/25/36 (d)(j)	144	46
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (d)(j)	124	25
Class B2, 1.6928% 10/25/36 (d)(j)	152	27
Class B3, 2.9428% 10/25/36 (d)(j)	146	26
Class M4, 0.7728% 10/25/36 (d)(j)	137	41
Class M5, 0.8228% 10/25/36 (d)(j)	165	44
Class M6, 0.9028% 10/25/36 (d)(j)	322	74
Series 2006-4A:
Class A1, 0.5728% 12/25/36 (d)(j)	673	471
Class A2, 0.6128% 12/25/36 (d)(j)	3,415	1,688
Class B1, 1.0428% 12/25/36 (d)(j)	169	37
Class B2, 1.5928% 12/25/36 (d)(j)	173	35
Class B3, 2.7928% 12/25/36 (d)(j)	182	33
Class M1, 0.6328% 12/25/36 (d)(j)	219	74
Class M2, 0.6528% 12/25/36 (d)(j)	146	46
Class M3, 0.6828% 12/25/36 (d)(j)	148	44
Class M4, 0.7428% 12/25/36 (d)(j)	177	49
Class M5, 0.7828% 12/25/36 (d)(j)	163	42
Class M6, 0.8628% 12/25/36 (d)(j)	146	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-1:
Class A2, 0.6128% 3/25/37 (d)(j)	$ 741	$ 481
Class B1, 1.0128% 3/25/37 (d)(j)	235	54
Class B2, 1.4928% 3/25/37 (d)(j)	170	32
Class B3, 3.6928% 3/25/37 (d)(j)	467	79
Class M1, 0.6128% 3/25/37 (d)(j)	207	89
Class M2, 0.6328% 3/25/37 (d)(j)	155	59
Class M3, 0.6628% 3/25/37 (d)(j)	205	68
Class M4, 0.7128% 3/25/37 (d)(j)	167	50
Class M5, 0.7628% 3/25/37 (d)(j)	174	49
Class M6, 0.8428% 3/25/37 (d)(j)	242	60
Series 2007-2A:
Class A1, 0.6128% 7/25/37 (d)(j)	1,841	1,344
Class A2, 0.6628% 7/25/37 (d)(j)	1,723	913
Class B1, 1.9428% 7/25/37 (d)(j)	516	88
Class B2, 2.5928% 7/25/37 (d)(j)	450	76
Class B3, 3.6928% 7/25/37 (d)(j)	505	88
Class M1, 0.7128% 7/25/37 (d)(j)	587	225
Class M2, 0.7528% 7/25/37 (d)(j)	306	96
Class M3, 0.8328% 7/25/37 (d)(j)	309	87
Class M4, 0.9928% 7/25/37 (d)(j)	644	155
Class M5, 1.0928% 7/25/37 (d)(j)	568	119
Class M6, 1.3428% 7/25/37 (d)(j)	723	134
Series 2007-3:
Class A2, 0.6328% 7/25/37 (d)(j)	744	381
Class B1, 1.2928% 7/25/37 (d)(j)	449	89
Class B2, 1.9428% 7/25/37 (d)(j)	1,154	196
Class B3, 4.3428% 7/25/37 (d)(j)	599	90
Class M1, 0.6528% 7/25/37 (d)(j)	395	148
Class M2, 0.6828% 7/25/37 (d)(j)	421	147
Class M3, 0.7128% 7/25/37 (d)(j)	678	222
Class M4, 0.8428% 7/25/37 (d)(j)	1,068	311
Class M5, 0.9428% 7/25/37 (d)(j)	541	134
Class M6, 1.1428% 7/25/37 (d)(j)	411	96
Series 2007-4A:
Class B1, 2.8928% 9/25/37 (d)(j)	249	32
Class B2, 3.7928% 9/25/37 (d)(j)	902	108
Class M1, 1.2928% 9/25/37 (d)(j)	240	62
Class M2, 1.3928% 9/25/37 (d)(j)	240	53
Class M4, 1.9428% 9/25/37 (d)(j)	611	110
Class M5, 2.0928% 9/25/37 (d)(j)	611	92
Class M6, 2.2928% 9/25/37 (d)(j)	612	86
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(l)	$ 3,522	$ 130
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(j)(l)	7,987	855
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7769% 3/15/19 (d)(j)	639	319
Class H, 0.9869% 3/15/19 (d)(j)	429	176
Class J, 1.1869% 3/15/19 (d)(j)	323	123
Series 2007-BBA8:
Class D, 0.5869% 3/15/22 (d)(j)	489	317
Class E, 0.6369% 3/15/22 (d)(j)	2,544	1,562
Class F, 0.6869% 3/15/22 (d)(j)	1,561	902
Class G, 0.7369% 3/15/22 (d)(j)	401	221
Class H, 0.8869% 3/15/22 (d)(j)	489	241
Class J, 1.0369% 3/15/22 (d)(j)	489	198
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	540	550
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,450	1,478
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	163	166
Series 2007-PW16 Class A4, 5.9076% 6/11/40 (j)	803	803
Series 2007-PW17 Class A1, 5.282% 6/11/50	623	633
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	386	395
Series 2003-PWR2 Class X2, 0.5984% 5/11/39 (d)(j)(l)	10,636	71
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	5,011
Series 2006-PW14 Class X2, 0.8482% 12/11/38 (d)(j)(l)	18,592	364
Series 2006-T22:
Class A1, 5.415% 4/12/38 (j)	152	153
Class A4, 5.6286% 4/12/38 (j)	172	180
Series 2007-PW15 Class A1, 5.016% 2/11/44	297	304
Series 2007-PW16:
Class B, 5.9076% 6/11/40 (d)(j)	220	79
Class C, 5.9076% 6/11/40 (d)(j)	183	57
Class D, 5.9076% 6/11/40 (d)(j)	183	48
Series 2007-PW18 Class X2, 0.4862% 6/11/50 (d)(j)(l)	128,162	1,716
Series 2007-T28 Class X2, 0.3328% 9/11/42 (d)(j)(l)	64,096	525
C-BASS Trust floater Series 2006-SC1 Class A, 0.6128% 5/25/36 (d)(j)	773	467
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,612	1,700
Class XCL, 2.3619% 5/15/35 (d)(j)(l)	18,732	597
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 550	$ 549
Class F, 7.734% 1/15/32	298	296
Series 2000-3 Class G 6.887% 10/15/32 (d)	5,748	5,680
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(j)	1,380	1,418
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.6469% 8/16/21 (d)(j)	490	403
Class G, 0.6669% 8/15/21 (d)(j)	408	307
Class H, 0.7069% 8/15/21 (d)(j)	327	224
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,317	2,030
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	433	443
Class A2, 5.8882% 12/10/49 (j)	1,370	1,421
Class A4, 5.8882% 12/10/49 (j)	4,549	4,492
Series 2007-FL3A Class A2, 0.4769% 4/15/22 (d)(j)	4,955	4,352
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	268	270
Class A2A, 5.237% 12/11/49	1,221	1,245
Class A4, 5.322% 12/11/49	15,886	15,038
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,310
Class C, 5.476% 12/11/49	2,583	723
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0152% 5/15/46 (j)	1,372	1,402
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	741
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5669% 4/15/17 (d)(j)	3,073	2,489
Class C, 0.6069% 4/15/17 (d)(j)	1,104	872
Class D, 0.6469% 4/15/17 (d)(j)	753	580
Class E, 0.7069% 4/15/17 (d)(j)	240	180
Class F, 0.7469% 4/15/17 (d)(j)	136	88
Class G, 0.8869% 4/15/17 (d)(j)	136	72
Class H, 0.9569% 4/15/17 (d)(j)	136	52
Class J, 1.1869% 4/15/17 (d)(j)	104	29
Series 2005-FL11:
Class C, 0.6369% 11/15/17 (d)(j)	1,395	1,241
Class D, 0.6769% 11/15/17 (d)(j)	73	64
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class E, 0.7269% 11/15/17 (d)(j)	$ 257	$ 221
Class F, 0.7869% 11/15/17 (d)(j)	196	159
Class G, 0.8369% 11/15/17 (d)(j)	136	92
Series 2006-FL12 Class AJ, 0.4669% 12/15/20 (d)(j)	1,955	1,603
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	43	43
Series 2006-C8 Class A3, 5.31% 12/10/46	3,910	3,928
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,319	2,321
Series 2007-C9 Class A4, 6.0098% 12/10/49 (j)	3,036	3,057
Series 2004-LBN2 Class X2, 1.0038% 3/10/39 (d)(j)(l)	2,133	13
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	833
Class XP, 0.6771% 12/10/46 (j)(l)	12,473	177
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (j)	71	71
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	7,080	6,878
Series 2006-C5:
Class A1, 5.297% 12/15/39	238	241
Class AJ, 5.373% 12/15/39	2,778	1,443
Series 2007-C2:
Class A1, 5.269% 1/15/49	41	42
Class A3, 5.542% 1/15/49 (j)	2,744	2,505
Series 2007-C3:
Class A1, 5.664% 6/15/39 (j)	146	148
Class A4, 5.9118% 6/15/39 (j)	825	756
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	8,102
Series 2006-C5 Class ASP, 0.8719% 12/15/39 (j)(l)	7,920	158
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	1,242	1,108
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6869% 4/15/22 (d)(j)	4,895	1,909
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,437
Series 2002-CP5 Class A1, 4.106% 12/15/35	83	85
Series 2004-C1:
Class A3, 4.321% 1/15/37	373	379
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Class A4, 4.75% 1/15/37	$ 639	$ 652
Series 1998-C1 Class D, 7.17% 5/17/40	127	129
Series 1999-C1 Class E, 8.1581% 9/15/41 (j)	599	598
Series 2001-CK6 Class AX, 1.1925% 8/15/36 (j)(l)	3,677	38
Series 2001-CKN5 Class AX, 2.3088% 9/15/34 (d)(j)(l)	11,159	197
Series 2003-C4 Class ASP, 0.6195% 8/15/36 (d)(j)(l)	6,979	10
Series 2004-C1 Class ASP, 1.1321% 1/15/37 (d)(j)(l)	66,274	502
Series 2006-C1 Class A3, 5.711% 2/15/39 (j)	7,244	7,391
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4869% 2/15/22 (d)(j)	519	337
Series 2007-TFL1:
Class C:
0.5069% 2/15/22 (d)(j)	1,479	813
0.6069% 2/15/22 (d)(j)	528	238
Class F, 0.6569% 2/15/22 (d)(j)	1,056	423
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	98	99
Series 2007-C1:
Class ASP, 0.6107% 2/15/40 (j)(l)	25,686	340
Class B, 5.487% 2/15/40 (d)(j)	2,097	241
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	479
Class G, 6.936% 3/15/33 (d)	903	866
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	6,245
Series 2001-1 Class X1, 1.255% 5/15/33 (d)(j)(l)	13,795	99
Series 2004-C1 Class X2, 1.3009% 11/10/38 (d)(j)(l)	6,809	41
Series 2005-C1 Class B, 4.846% 6/10/48 (j)	392	291
Series 2007-C1 Class XP, 0.3803% 12/10/49 (j)(l)	25,039	172
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8423% 4/10/40 (d)(j)(l)	7,366	23
Series 2004-C3 Class X2, 0.8072% 12/10/41 (j)(l)	5,325	44
Series 2005-C1 Class X2, 0.8502% 5/10/43 (j)(l)	6,280	63
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.47% 11/5/21 (d)(j)	516	351
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	$ 650	$ 657
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,276	1,318
Class A2, 5.597% 12/10/49	2,744	2,821
Series 2007-GG9:
Class A1, 5.233% 3/10/39	5	5
Class A4, 5.444% 3/10/39	3,989	3,855
Series 2003-C1 Class XP, 2.1997% 7/5/35 (d)(j)(l)	4,449	1
Series 2003-C2 Class XP, 1.0601% 1/5/36 (d)(j)(l)	6,876	33
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (d)(j)(l)	26,387	326
Series 2006-GG7:
Class A3, 6.0847% 7/10/38 (j)	3,617	3,716
Class A4, 6.0847% 7/10/38 (j)	10,620	10,773
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(l)	32,616	367
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5247% 6/6/20 (d)(j)	69	51
Class D, 0.5647% 6/6/20 (d)(j)	327	206
Class E, 0.6547% 6/6/20 (d)(j)	379	231
Class F, 0.7247% 6/6/20 (d)(j)	662	384
Series 2007-EOP:
Class C, 0.6047% 3/6/20 (d)(j)	1,304	1,161
Class D, 0.6547% 3/6/20 (d)(j)	8,605	7,572
Class F, 0.7647% 3/6/20 (d)(j)	107	92
Class G, 0.8047% 3/6/20 (d)(j)	54	45
Class H, 0.9347% 3/6/20 (d)(j)	600	498
Class J, 1.1347% 3/6/20 (d)(j)	860	705
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	437
Series 2005-GG4 Class XP, 0.7072% 7/10/39 (d)(j)(l)	26,920	366
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	2,058	2,100
Series 2007-GG10:
Class A1, 5.69% 8/10/45	154	159
Class A2, 5.778% 8/10/45	654	669
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1053% 1/15/38 (d)(j)(l)	$ 1,675	$ 12
Series 2004-CB8 Class X2, 1.2067% 1/12/39 (d)(j)(l)	1,674	14
Series 2006-LDP7 Class A4, 6.0642% 4/15/45 (j)	3,700	3,855
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5069% 11/15/18 (d)(j)	1,144	812
Class C, 0.5469% 11/15/18 (d)(j)	813	529
Class D, 0.5669% 11/15/18 (d)(j)	257	151
Class E, 0.6169% 11/15/18 (d)(j)	369	211
Class F, 0.6669% 11/15/18 (d)(j)	555	294
Class G, 0.6969% 11/15/18 (d)(j)	482	246
Class H, 0.8369% 11/15/18 (d)(j)	369	174
sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)	2,066	2,124
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	882
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	652	655
Class A3, 5.336% 5/15/47	572	550
Series 2007-CB19 Class A4, 5.9366% 2/12/49 (j)	4,812	4,649
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	6,782
Series 2007-LD11 Class A2, 5.9913% 6/15/49 (j)	3,852	3,946
Series 2007-LDP10 Class A1, 5.122% 1/15/49	101	102
Series 2007-LDPX Class A3, 5.412% 1/15/49	12,356	11,578
Series 2004-LDP4 Class D, 5.2913% 10/15/42 (j)	1,235	682
Series 2005-CB13 Class E, 5.5269% 1/12/43 (d)(j)	694	237
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	410
Series 2007-CB19:
Class B, 5.9366% 2/12/49 (j)	117	39
Class C, 5.9366% 2/12/49 (j)	307	103
Class D, 5.9366% 2/12/49 (j)	322	98
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	262	43
Class CS, 5.466% 1/15/49 (j)	113	18
Class ES, 5.5451% 1/15/49 (d)(j)	709	35
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	566	567
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1496% 7/15/44 (j)	15,007	14,365
Series 1998-C1 Class D, 6.98% 2/18/30	564	569
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	$ 261	$ 268
Series 2001-C3 Class A1, 6.058% 6/15/20	36	36
Series 2006-C1 Class A2, 5.084% 2/15/31	629	638
Series 2006-C3 Class A1, 5.478% 3/15/32	57	57
Series 2006-C6:
Class A1, 5.23% 9/15/39	171	173
Class A2, 5.262% 9/15/39 (j)	2,394	2,444
Series 2006-C7:
Class A1, 5.279% 11/15/38	99	101
Class A2, 5.3% 11/15/38	1,509	1,542
Class A3, 5.347% 11/15/38	1,022	1,019
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	161	164
Class A4, 5.424% 2/15/40	8,354	8,107
Series 2007-C2:
Class A1, 5.226% 2/15/40	103	104
Class A3, 5.43% 2/15/40	2,501	2,405
Series 2000-C5 Class E, 7.29% 12/15/32	96	97
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,751
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,518
Series 2004-C2 Class XCP, 1.2292% 3/15/36 (d)(j)(l)	12,644	108
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)	155	157
Series 2005-C3 Class XCP, 0.9157% 7/15/40 (j)(l)	4,625	58
Series 2006-C6 Class XCP, 0.8541% 9/15/39 (j)(l)	7,799	142
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)	3,018	634
Class D, 5.563% 2/15/40 (j)	549	94
Class E, 5.582% 2/15/40 (j)	274	40
Class XCP, 0.5131% 2/15/40 (j)(l)	3,135	40
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,714	1,656
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	4,388
Class XCP, 0.4535% 9/15/45 (j)(l)	107,683	1,254
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	392	404
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	2,077	1,828
Class C, 4.13% 11/20/37 (d)	5,919	5,031
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5669% 9/15/21 (d)(j)	440	365
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class E, 0.6269% 9/15/21 (d)(j)	$ 1,586	$ 1,241
Class F, 0.6769% 9/15/21 (d)(j)	906	658
Class G, 0.6969% 9/15/21 (d)(j)	1,791	1,174
Class H, 0.7369% 9/15/21 (d)(j)	462	184
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,570
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	135	137
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,474	3,550
Series 2007-C1 Class A1, 4.533% 6/12/50	370	374
Series 2005-CKI1 Class A3, 5.405% 11/12/37 (j)	2,253	2,299
Series 2005-LC1 Class F, 5.5536% 1/12/44 (d)(j)	1,194	414
Series 2006-C1 Class A2, 5.7934% 5/12/39 (j)	1,935	2,016
Series 2007-C1 Class A4, 6.0197% 6/12/50 (j)	5,194	5,121
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	2,856
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3701% 12/12/49 (j)	639	592
sequential payer:
Series 2006-1 CLass A3, 5.6441% 2/12/39 (j)	1,460	1,499
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	1,179	1,220
Series 2007-5:
Class A1, 4.275% 8/12/48	62	63
Class A3, 5.364% 8/12/48	535	525
Class A4, 5.378% 8/12/48	55	50
Class B, 5.479% 2/12/17	4,116	285
Series 2007-6:
Class A1, 5.175% 3/12/51	85	86
Class A4, 5.485% 3/12/51 (j)	3,250	3,005
Series 2007-7 Class A4, 5.81% 6/12/50 (j)	4,802	4,587
Series 2007-8 Class A1, 4.622% 8/12/49	283	288
Series 2006-4 Class XP, 0.816% 12/12/49 (j)(l)	27,915	571
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,372	388
Series 2007-7 Class B, 5.75% 6/12/50	1,765	307
Series 2007-8 Class A3, 6.1549% 8/12/49 (j)	1,183	1,177
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.797% 8/15/19 (d)(j)	28	25
Series 2006-XLF:
Class C, 1.537% 7/15/19 (d)(j)	653	90
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Class F, 0.657% 7/15/19 (d)(j)	$ 1,321	$ 1,189
Class G, 0.697% 7/15/19 (d)(j)	750	525
Series 2007-XCLA Class A1, 0.537% 7/17/17 (d)(j)	2,024	850
Series 2007-XLCA Class B, 0.837% 7/17/17 (d)(j)	1,792	54
Series 2007-XLFA:
Class C, 0.497% 10/15/20 (d)(j)	788	315
Class D, 0.527% 10/15/20 (d)(j)	529	122
Class E, 0.587% 10/15/20 (d)(j)	662	86
Class F, 0.637% 10/15/20 (d)(j)	397	36
Class G, 0.677% 10/15/20 (d)(j)	491	34
Class H, 0.767% 10/15/20 (d)(j)	309	9
Class J, 0.917% 10/15/20 (d)(j)	353	7
Class MHRO, 1.027% 10/15/20 (d)(j)	424	64
Class MJPM, 1.337% 10/15/20 (d)(j)	160	112
Class MSTR, 1.037% 10/15/20 (d)(j)	300	45
Class NHRO, 1.227% 10/15/20 (d)(j)	641	83
Class NSTR, 1.187% 10/15/20 (d)(j)	276	36
sequential payer:
Series 2003-IQ5 Class X2, 0.9866% 4/15/38 (d)(j)(l)	4,224	45
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	2,045
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	255	260
Class A31, 5.439% 2/12/44 (j)	10,884	10,984
Series 2007-IQ13 Class A1, 5.05% 3/15/44	276	282
Series 2007-IQ14 Class A1, 5.38% 4/15/49	260	268
Series 2007-IQ15 Class A4, 6.0756% 6/11/49 (j)	6,250	6,271
Series 2007-T25:
Class A1, 5.391% 11/12/49	159	163
Class A2, 5.507% 11/12/49	1,349	1,414
Series 2007-T27 Class A4, 5.8023% 6/11/42 (j)	5,025	5,158
Series 2003-IQ6 Class X2, 0.7193% 12/15/41 (d)(j)(l)	8,877	79
Series 2005-IQ9 Class X2, 1.2108% 7/15/56 (d)(j)(l)	16,123	263
Series 2006-HQ10 Class X2, 0.6959% 11/12/41 (d)(j)(l)	5,822	71
Series 2006-HQ8 Class A3, 5.61% 3/12/44 (j)	2,128	2,176
Series 2006-HQ9 Class B, 5.832% 7/12/44 (j)	2,036	1,313
Series 2006-IQ11 Class A4, 5.9405% 10/15/42 (j)	412	427
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	473
Series 2006-T23 Class A3, 5.9806% 8/12/41 (j)	700	731
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	$ 2,488	$ 883
Series 2007-HQ12 Class A4, 5.8121% 4/12/49 (j)	7,259	7,062
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	2,058	1,900
Class AAB, 5.654% 4/15/49	3,010	3,127
Class B, 5.9135% 4/15/49 (j)	337	99
Series 2007-XLC1:
Class C, 0.937% 7/17/17 (d)(j)	2,423	73
Class D, 1.037% 7/17/17 (d)(j)	1,140	34
Class E, 1.137% 7/17/17 (d)(j)	927	28
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	17	17
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	168	175
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,166	1,192
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5369% 1/15/18 (d)(j)	1,013	1,010
Series 2006-WL7A:
Class E, 0.6169% 9/15/21 (d)(j)	1,377	740
Class F, 0.6769% 8/11/18 (d)(j)	1,490	738
Class G, 0.6969% 8/11/18 (d)(j)	1,411	675
Class J, 0.9369% 8/11/18 (d)(j)	314	63
Series 2007-WHL8:
Class AP1, 1.0369% 6/15/20 (d)(j)	105	58
Class AP2, 1.1369% 6/15/20 (d)(j)	175	87
Class F, 0.8169% 6/15/20 (d)(j)	3,396	849
Class LXR1, 1.0369% 6/15/20 (d)(j)	169	84
Class LXR2, 1.1369% 6/15/20 (d)(j)	2,315	926
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	339	340
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,495	2,518
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,245
Series 2006-C29:
Class A1, 5.11% 11/15/48	435	441
Class A3, 5.313% 11/15/48	3,644	3,705
Series 2007-C30:
Class A1, 5.031% 12/15/43	136	138
Class A3, 5.246% 12/15/43	1,178	1,174
Class A4, 5.305% 12/15/43	403	388
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Class A5, 5.342% 12/15/43	$ 1,468	$ 1,296
Series 2007-C31:
Class A1, 5.14% 4/15/47	50	51
Class A4, 5.509% 4/15/47	3,101	2,830
Series 2007-C32:
Class A2, 5.7351% 6/15/49 (j)	1,646	1,689
Class A3, 5.9286% 6/15/49 (j)	19,610	18,662
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(j)	652	535
Series 2003-C8 Class XP, 0.4798% 11/15/35 (d)(j)(l)	2,168	5
Series 2003-C9 Class XP, 0.6562% 12/15/35 (d)(j)(l)	3,577	9
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(j)	1,055	981
Class 180B, 5.5782% 10/15/41 (d)(j)	480	432
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	936
Series 2005-C22:
Class B, 5.5348% 12/15/44 (j)	3,042	1,675
Class F, 5.5348% 12/15/44 (d)(j)	2,288	607
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,372	401
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	4,116	649
Class D, 5.513% 12/15/43 (j)	2,195	260
Class XP, 0.6284% 12/15/43 (d)(j)(l)	15,802	234
Series 2007-C31 Class C, 5.8829% 4/15/47 (j)	5,657	1,139
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,612
Series 2007-C32:
Class D, 5.9286% 6/15/49 (j)	1,031	189
Class E, 5.9286% 6/15/49 (j)	1,625	266
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 6.0995% 2/15/51 (j)	908	845
Series 2007-C33 Class B, 6.0995% 2/15/51 (j)	2,307	715
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $402,512)		466,802
Municipal Securities - 0.3%
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.:
7.5% 4/1/34	$ 7,885	$ 8,273
7.55% 4/1/39	11,566	12,247
TOTAL MUNICIPAL SECURITIES (Cost $19,664)		20,520
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	556
Fixed-Income Funds - 15.5%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	9,071,944	945,659
Fidelity Specialized High Income Central Fund (k)	1,651,386	156,172
TOTAL FIXED-INCOME FUNDS (Cost $1,070,802)		1,101,831
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $4,340)	$ 4,291	3,891
Cash Equivalents - 6.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $438,370)	$ 438,380	$ 438,370
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $7,270,933)		7,509,910
NET OTHER ASSETS - (5.6)%		(394,949)
NET ASSETS - 100%		$ 7,114,961
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,116,000) (i)	Sept. 2037	$ 7,443	(7,049)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $5,250,000) (i)	Sept. 2037	20,226	(19,155)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,302,000) (i)	Sept. 2037	4,531	(4,291)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $4,230,875) (i)	Sept. 2037	15,129	(14,328)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,754,000) (l)

	Sept. 2037	$ 8,252	$ (7,815)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,715,750) (l)	Sept. 2037	13,511	(12,795)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	615	(318)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)	Oct. 2034	751	(400)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	262	(154)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	809	(447)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)

	Sept. 2034	$ 605	$ (484)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (h)	Sept. 2010	11,200	(32)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	13,500	528
TOTAL CREDIT DEFAULT SWAPS		$ 96,838	$ (66,743)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	150,000	3,204
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	60,000	1,739
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	60,000	1,768
TOTAL INTEREST RATE SWAPS		$ 270,000	$ 6,711
		$ 366,838	$ (60,032)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $511,973,000 or 7.2% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $65,024,000.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than 1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$438,370,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 29,516
Bank of America, NA	279,110
J.P. Morgan Securities, Inc.	29,826
Mizuho Securities USA, Inc.	99,918
$ 438,370
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 27,245
Fidelity Specialized High Income Central Fund	8,333
Total	$ 35,578
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 135,341	$ -	$ 137,142*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	897,601	27,245	-	945,659	11.6%
Fidelity Specialized High Income Central Fund	139,519	8,333	-	156,172	36.0%
Total	$ 1,172,461	$ 35,578	$ 137,142	$ 1,101,831

* Includes the value of shares redeemed through in-kind transactions.

Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,582,747	$ -	$ 1,582,747	$ -
U.S. Government and Government Agency Obligations	2,680,822	-	2,680,822	-
U.S. Government Agency - Mortgage Securities	941,482	-	941,482	-
Asset-Backed Securities	166,807	-	153,428	13,379
Collateralized Mortgage Obligations	106,082	-	100,911	5,171
Commercial Mortgage Securities	466,802	-	435,356	31,446
Municipal Securities	20,520	-	20,520	-
Supranational Obligations	556	-	556	-
Fixed-Income Funds	1,101,831	1,101,831	-	-
Preferred Securities	3,891	-	3,891	-
Cash Equivalents	438,370	-	438,370	-
Total Investments in Securities:	$ 7,509,910	$ 1,101,831	$ 6,358,083	$ 49,996
Derivative Instruments:
Assets
Swap Agreements	$ 7,239	$ -	$ 7,239	$ -
Liabilities
Swap Agreements	$ (67,271)	$ -	$ (65,465)	$ (1,806)
Total Derivative Instruments:	$ (60,032)	$ -	$ (58,226)	$ (1,806)
Other Financial Instruments:
Forward Commitments:	$ (1,106)	$ -	$ (1,106)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,183
Total Realized Gain (Loss)	1,216
Total Unrealized Gain (Loss)	8,000
Cost of Purchases	155
Proceeds of Sales	(9,475)
Amortization/Accretion	676
Transfers in to Level 3	12,919
Transfers out of Level 3	(41,678)
Ending Balance	$ 49,996
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 7,760
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,633)
Total Unrealized Gain (Loss)	909
Transfers in to Level 3	(1,082)
Transfers out of Level 3	-
Ending Balance	$ (1,806)
Realized gain (loss) on Swap Agreements for the period	$ 67
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2010	$ 903

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $7,403,795,000. Net unrealized appreciation aggregated $106,115,000, of which $206,548,000 related to appreciated investment securities and $100,433,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $96,838,000 representing 1.36% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Investment Grade
Bond Fund -
Series Investment Grade Bond
Class F

May 31, 2010

1.873112.101

LIG-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 1,034,000	$ 1,035,151
5.75% 9/8/11	3,911,000	4,079,290
5.875% 3/15/11	3,192,000	3,290,610
		8,405,051
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	5,740,000	6,371,802
Trustees of Princeton Univ. 5.7% 3/1/39	8,900,000	9,629,355
		16,001,157
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,635,000	1,818,064
Household Durables - 0.2%
Fortune Brands, Inc.:
3% 6/1/12	4,835,000	4,889,824
5.125% 1/15/11	3,361,000	3,437,056
5.375% 1/15/16	7,085,000	7,545,036
5.875% 1/15/36	7,161,000	6,672,956
6.375% 6/15/14	17,000,000	18,742,670
		41,287,542
Media - 1.5%
AOL Time Warner, Inc. 6.875% 5/1/12	1,706,000	1,859,154
Comcast Cable Communications, Inc. 6.75% 1/30/11	357,000	369,635
Comcast Corp.:
4.95% 6/15/16	7,822,000	8,248,463
5.5% 3/15/11	267,000	275,772
5.7% 5/15/18	6,074,000	6,567,847
5.9% 3/15/16	3,813,000	4,205,007
6.4% 3/1/40	9,536,000	10,030,947
6.45% 3/15/37	4,665,000	4,889,988
6.55% 7/1/39	10,000,000	10,648,310
COX Communications, Inc.:
4.625% 6/1/13	3,122,000	3,326,429
6.25% 6/1/18 (d)	8,906,000	9,761,208
Discovery Communications LLC:
3.7% 6/1/15	10,669,000	10,705,509
6.35% 6/1/40	10,151,000	10,219,083
Liberty Media Corp.:
5.7% 5/15/13	3,485,000	3,485,000
8.25% 2/1/30	7,833,000	7,245,525
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.:
3.65% 4/30/15 (d)	$ 4,420,000	$ 4,475,458
5.15% 4/30/20 (d)	18,753,000	19,146,194
6.4% 4/30/40 (d)	13,528,000	14,043,944
News America Holdings, Inc. 7.75% 12/1/45	2,466,000	2,980,499
News America, Inc.:
5.3% 12/15/14	612,000	668,097
6.15% 3/1/37	5,610,000	5,683,250
6.2% 12/15/34	7,989,000	8,203,017
Time Warner Cable, Inc.:
5% 2/1/20	1,078,000	1,076,048
5.4% 7/2/12	1,708,000	1,830,843
5.85% 5/1/17	17,523,000	19,040,737
6.2% 7/1/13	1,624,000	1,803,856
6.75% 7/1/18	22,463,000	25,297,561
Time Warner, Inc.:
5.875% 11/15/16	3,002,000	3,316,279
6.2% 3/15/40	15,555,000	15,603,765
6.5% 11/15/36	6,573,000	6,808,307
Viacom, Inc.:
6.125% 10/5/17	7,650,000	8,533,958
6.25% 4/30/16	6,675,000	7,493,128
6.75% 10/5/37	3,475,000	3,738,276
		241,581,094
TOTAL CONSUMER DISCRETIONARY		309,092,908
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (d)	9,087,000	9,857,360
7.2% 1/15/14 (d)	8,300,000	9,461,685
7.75% 1/15/19 (d)	14,500,000	17,184,559
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,340,812
Diageo Capital PLC 5.2% 1/30/13	1,963,000	2,133,914
FBG Finance Ltd. 5.125% 6/15/15 (d)	9,570,000	10,389,470
		51,367,800
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
0.5519% 6/1/10 (h)	$ 1,605,000	$ 1,605,000
6.036% 12/10/28	1,549,603	1,568,151
6.302% 6/1/37 (h)	10,706,000	9,688,930
		12,862,081
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (d)	2,169,000	2,433,607
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,427,645
Kraft Foods, Inc.:
5.375% 2/10/20	14,630,000	15,194,016
5.625% 11/1/11	4,500,000	4,756,064
6.125% 2/1/18	11,078,000	12,229,181
6.25% 6/1/12	5,918,000	6,464,113
6.5% 8/11/17	13,886,000	15,722,840
6.75% 2/19/14	1,258,000	1,435,511
		60,662,977
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,251,000	1,343,529
Tobacco - 0.5%
Altria Group, Inc.:
9.25% 8/6/19	4,577,000	5,428,917
9.7% 11/10/18	30,842,000	37,395,339
9.95% 11/10/38	5,667,000	7,248,881
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,916,913
5.65% 5/16/18	2,251,000	2,447,024
Reynolds American, Inc.:
6.75% 6/15/17	8,350,000	8,814,427
7.25% 6/15/37	16,482,000	16,118,819
		81,370,320
TOTAL CONSUMER STAPLES		207,606,707
ENERGY - 2.5%
Energy Equipment & Services - 0.3%
BJ Services Co. 6% 6/1/18	5,845,000	6,532,167
DCP Midstream LLC:
5.35% 3/15/20 (d)	11,561,000	11,557,416
6.75% 9/15/37 (d)	2,991,000	3,077,021
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd. 5.25% 3/15/13	$ 3,033,000	$ 3,100,272
Weatherford International Ltd.:
4.95% 10/15/13	1,218,000	1,277,790
5.15% 3/15/13	6,131,000	6,472,625
9.625% 3/1/19	8,627,000	10,564,210
		42,581,501
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp. 5.95% 9/15/16	10,643,000	11,336,913
BW Group Ltd. 6.625% 6/28/17 (d)	2,067,000	1,922,310
Canadian Natural Resources Ltd.:
5.15% 2/1/13	3,144,000	3,366,168
5.7% 5/15/17	3,750,000	4,097,021
Cenovus Energy, Inc. 6.75% 11/15/39 (d)	3,977,000	4,315,701
ConocoPhillips:
4.4% 5/15/13	20,500,000	21,974,422
5.75% 2/1/19	12,956,000	14,370,899
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	202,056	205,271
Duke Capital LLC 6.25% 2/15/13	699,000	759,664
Duke Energy Field Services:
5.375% 10/15/15 (d)	855,000	916,949
6.45% 11/3/36 (d)	7,882,000	7,761,626
6.875% 2/1/11	2,787,000	2,883,742
7.875% 8/16/10	4,377,000	4,433,621
El Paso Natural Gas Co. 5.95% 4/15/17	653,000	682,896
Enbridge Energy Partners LP:
5.875% 12/15/16	1,262,000	1,388,017
6.5% 4/15/18	1,657,000	1,855,417
EnCana Corp.:
4.75% 10/15/13	930,000	998,631
6.3% 11/1/11	2,412,000	2,555,234
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,018,000	2,239,478
Enterprise Products Operating LP:
5.6% 10/15/14	1,367,000	1,479,370
5.65% 4/1/13	487,000	522,549
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	2,700,000	2,904,406
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	8,929,000	10,074,707
Kinder Morgan Energy Partners LP:
5.3% 9/15/20	18,154,000	17,942,778
6.55% 9/15/40	5,085,000	5,006,477
Lukoil International Finance BV 6.656% 6/7/22 (d)	793,000	733,525
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Magellan Midstream Partners LP 6.55% 7/15/19	$ 12,859,000	$ 14,283,276
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	5,128,000	5,438,952
6.85% 1/15/40 (d)	19,290,000	21,345,099
Nakilat, Inc. 6.067% 12/31/33 (d)	12,062,000	11,341,899
Nexen, Inc.:
5.05% 11/20/13	3,550,000	3,800,744
5.2% 3/10/15	635,000	675,803
5.875% 3/10/35	4,330,000	4,063,185
6.4% 5/15/37	5,410,000	5,429,146
NGPL PipeCo LLC 6.514% 12/15/12 (d)	4,388,000	4,496,037
Pemex Project Funding Master Trust:
0.8517% 12/3/12 (d)(h)	4,867,000	4,806,163
1.557% 6/15/10 (d)(h)	871,000	866,645
Petro-Canada:
6.05% 5/15/18	2,920,000	3,190,442
6.8% 5/15/38	4,427,000	4,782,426
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	14,915,000	14,801,914
6.875% 1/20/40	11,550,000	11,590,979
7.875% 3/15/19	13,538,000	15,323,662
Petroleum Export Ltd. 4.633% 6/15/10 (d)	19,222	19,201
Plains All American Pipeline LP:
6.125% 1/15/17	5,000,000	5,339,340
7.75% 10/15/12	1,648,000	1,830,228
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	1,669,600	1,854,012
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	6,290,000	6,488,399
5.5% 9/30/14 (d)	8,791,000	9,393,667
5.832% 9/30/16 (d)	871,000	919,776
6.75% 9/30/19 (d)	5,754,000	6,258,212
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,901,000	2,052,021
Spectra Energy Capital, LLC 5.65% 3/1/20	14,234,000	14,922,086
Suncor Energy, Inc.:
6.1% 6/1/18	8,697,000	9,535,226
6.5% 6/15/38	1,052,000	1,098,007
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	4,731,485
Texas Eastern Transmission LP 6% 9/15/17 (d)	12,691,000	14,223,146
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCanada PipeLines Ltd.:
3.4% 6/1/15	$ 4,230,000	$ 4,255,921
6.1% 6/1/40	17,000,000	16,856,571
6.35% 5/15/67 (h)	1,656,000	1,502,288
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,184,824
XTO Energy, Inc.:
5% 1/31/15	1,222,000	1,339,721
5.65% 4/1/16	839,000	950,224
6.25% 8/1/17	4,098,000	4,743,496
		364,462,015
TOTAL ENERGY		407,043,516
FINANCIALS - 9.5%
Capital Markets - 1.8%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,281,000	1,296,132
5.3% 10/30/15	7,468,000	7,915,669
5.35% 2/1/12	1,034,000	1,094,629
6.95% 8/10/12	3,146,000	3,455,091
BlackRock, Inc. 6.25% 9/15/17	8,078,000	9,141,760
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,126,000	4,293,004
5.95% 1/18/18	6,982,000	7,083,002
6.15% 4/1/18	7,759,000	7,926,206
6.6% 1/15/12	1,160,000	1,217,562
6.75% 10/1/37	1,467,000	1,373,490
6.875% 1/15/11	95,000	97,756
7.5% 2/15/19	33,996,000	37,533,012
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	4,494,000	4,559,815
6.5% 6/15/12	3,063,000	3,159,423
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,585,000	1,383,661
JPMorgan Chase Capital XX 6.55% 9/29/36	39,647,000	37,185,040
Lazard Group LLC:
6.85% 6/15/17	4,857,000	5,001,627
7.125% 5/15/15	7,698,000	8,151,574
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	21,968,000	22,921,719
6.4% 8/28/17	629,000	644,012
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
6.875% 4/25/18	$ 12,873,000	$ 13,259,074
Morgan Stanley:
0.5953% 1/9/14 (h)	18,494,000	16,985,537
2.9228% 5/14/13 (h)	3,083,000	3,077,420
4.75% 4/1/14	555,000	550,955
5.25% 11/2/12	158,000	165,108
5.45% 1/9/17	599,000	578,333
5.625% 9/23/19	13,500,000	12,901,761
5.95% 12/28/17	1,521,000	1,516,337
6% 5/13/14	19,250,000	19,954,300
6.6% 4/1/12	3,997,000	4,205,535
6.625% 4/1/18	7,475,000	7,675,935
7.3% 5/13/19	22,127,000	23,240,851
Northern Trust Corp. 5.5% 8/15/13	763,000	847,505
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	634,000	641,203
The Bank of New York, Inc. 4.95% 11/1/12	2,701,000	2,915,006
UBS AG Stamford Branch:
3.875% 1/15/15	20,000,000	19,906,240
5.75% 4/25/18	1,839,000	1,872,133
		295,727,417
Commercial Banks - 1.7%
American Express Centurion Bank 5.2% 11/26/10	589,000	598,142
Bank of America NA:
5.3% 3/15/17	15,675,000	15,378,680
6% 10/15/36	3,342,000	3,057,786
Bank One Corp. 5.25% 1/30/13	6,298,000	6,678,632
Barclays Bank PLC 5% 9/22/16	9,775,000	9,658,120
BB&T Capital Trust IV 6.82% 6/12/77 (h)	524,000	471,600
BB&T Corp. 6.5% 8/1/11	869,000	914,056
Chase Manhattan Corp. 7.875% 6/15/10	1,440,000	1,442,958
Credit Suisse (Guernsey) Ltd. 5.86% (h)	5,543,000	4,766,980
Credit Suisse New York Branch:
5% 5/15/13	8,253,000	8,778,741
6% 2/15/18	23,160,000	23,639,111
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (d)(h)	3,783,236	3,556,242
Discover Bank 8.7% 11/18/19	15,765,000	17,248,676
Export-Import Bank of Korea:
5.125% 2/14/11	2,041,000	2,084,751
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea: - continued
5.25% 2/10/14 (d)	$ 3,328,000	$ 3,449,888
5.5% 10/17/12	1,577,000	1,673,670
Fifth Third Bancorp:
4.5% 6/1/18	1,574,000	1,471,054
8.25% 3/1/38	10,448,000	11,150,732
HBOS PLC 6.75% 5/21/18 (d)	4,594,000	4,336,713
HSBC Holdings PLC:
0.4915% 10/6/16 (h)	932,000	915,292
6.5% 9/15/37	2,054,000	2,085,414
JPMorgan Chase Bank 6% 10/1/17	1,359,000	1,451,776
KeyBank NA:
5.8% 7/1/14	11,717,000	12,432,885
6.95% 2/1/28	3,200,000	3,186,573
7% 2/1/11	786,000	811,683
KeyBank NA, Cleveland 5.45% 3/3/16	6,295,000	6,441,831
Korea Development Bank:
4.625% 9/16/10	1,189,000	1,200,309
5.75% 9/10/13	2,804,000	2,987,404
Lloyds TSB Bank PLC 5.8% 1/13/20 (d)	6,335,000	5,950,985
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (d)(h)	397,000	387,278
Marshall & Ilsley Bank:
4.85% 6/16/15	3,945,000	3,735,154
5% 1/17/17	1,205,000	1,075,444
5.25% 9/4/12	4,830,000	4,781,686
PNC Funding Corp.:
0.4778% 1/31/12 (h)	3,342,000	3,308,252
3.625% 2/8/15	4,133,000	4,216,416
Regions Bank 6.45% 6/26/37	13,103,000	11,143,944
Regions Financial Corp.:
5.75% 6/15/15	3,138,000	3,107,681
7.75% 11/10/14	7,842,000	8,329,325
Standard Chartered Bank 6.4% 9/26/17 (d)	3,597,000	3,766,735
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	2,050,000	1,944,001
UnionBanCal Corp. 5.25% 12/16/13	463,000	500,970
US Bancorp 4.2% 5/15/14	13,800,000	14,474,917
Wachovia Bank NA:
4.875% 2/1/15	913,000	955,008
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA: - continued
5.85% 2/1/37	$ 7,795,000	$ 7,369,237
Wachovia Corp.:
0.4328% 10/15/11 (h)	3,062,000	3,040,725
0.4428% 4/23/12 (h)	507,000	501,014
4.875% 2/15/14	734,000	769,205
5.625% 10/15/16	12,375,000	13,152,150
5.75% 6/15/17	2,050,000	2,180,323
5.75% 2/1/18	4,000,000	4,277,264
Wells Fargo & Co.:
3.625% 4/15/15	15,560,000	15,745,989
3.75% 10/1/14	5,000,000	5,083,805
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	4,504,273
Wells Fargo Bank NA, San Francisco:
6.45% 2/1/11	376,000	388,610
7.55% 6/21/10	1,757,000	1,763,441
		278,323,531
Consumer Finance - 1.0%
Capital One Bank USA NA 8.8% 7/15/19	8,273,000	9,866,049
Capital One Financial Corp. 5.7% 9/15/11	6,468,000	6,744,462
Discover Financial Services:
0.7856% 6/11/10 (h)	1,679,000	1,678,659
6.45% 6/12/17	15,109,000	15,087,183
10.25% 7/15/19	13,687,000	16,121,958
General Electric Capital Corp.:
5.625% 9/15/17	3,505,000	3,707,628
5.625% 5/1/18	10,000,000	10,381,410
5.875% 1/14/38	3,000,000	2,807,898
5.9% 5/13/14	28,973,000	31,654,277
6% 8/7/19	22,000,000	23,306,360
6.375% 11/15/67 (h)	10,755,000	9,948,375
Household Finance Corp. 6.375% 10/15/11	2,275,000	2,405,323
HSBC Finance Corp.:
5.25% 1/14/11	1,539,000	1,568,692
5.25% 1/15/14	683,000	723,454
5.9% 6/19/12	10,000,000	10,654,860
MBNA America Bank NA 7.125% 11/15/12 (d)	450,000	490,344
MBNA Corp. 7.5% 3/15/12	1,043,000	1,123,435
ORIX Corp. 5.48% 11/22/11	269,000	278,718
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.457% 3/15/11 (h)	$ 542,000	$ 525,319
0.5458% 10/25/11 (h)	10,097,000	9,498,662
0.6158% 1/27/14 (h)	918,000	774,772
5.375% 1/15/13	2,851,000	2,788,341
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	322,209	335,903
		162,472,082
Diversified Financial Services - 1.4%
Bank of America Corp. 5.75% 12/1/17	16,477,000	16,686,373
Citigroup, Inc.:
4.75% 5/19/15	14,100,000	13,926,020
5.3% 10/17/12	7,150,000	7,416,659
5.5% 4/11/13	26,194,000	26,982,492
6.125% 5/15/18	24,224,000	24,777,300
6.5% 1/18/11	1,364,000	1,403,388
6.5% 8/19/13	14,228,000	14,984,830
8.5% 5/22/19	9,250,000	10,838,105
International Lease Finance Corp.:
5.4% 2/15/12	2,002,000	1,871,870
5.65% 6/1/14	4,670,000	4,016,200
6.375% 3/25/13	8,051,000	7,326,410
6.625% 11/15/13	1,902,000	1,726,065
JPMorgan Chase & Co.:
4.65% 6/1/14	10,000,000	10,574,230
4.891% 9/1/15 (h)	3,990,000	3,980,472
5.6% 6/1/11	1,495,000	1,552,581
5.75% 1/2/13	1,550,000	1,663,085
6% 1/15/18	10,000,000	10,796,060
6.3% 4/23/19	10,326,000	11,240,574
6.75% 2/1/11	392,000	405,864
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	6,106,000	5,700,315
5.35% 4/15/12 (d)	1,620,000	1,649,366
5.5% 1/15/14 (d)	4,474,000	4,422,473
5.7% 4/15/17 (d)	1,185,000	1,081,073
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (d)	8,000,000	8,793,128
TECO Finance, Inc.:
4% 3/15/16	3,899,000	3,935,736
5.15% 3/15/20	5,602,000	5,686,321
7% 5/1/12	3,630,000	3,914,556
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	2,263,000	2,268,658
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	$ 7,307,000	$ 6,649,370
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	2,103,000	1,892,700
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	1,824,000	1,659,840
		219,812,114
Insurance - 1.2%
Allstate Corp. 6.2% 5/16/14	7,894,000	8,880,245
Assurant, Inc. 5.625% 2/15/14	4,837,000	5,080,669
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,221,364
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	10,095,000	8,984,550
Jackson National Life Global Funding 5.375% 5/8/13 (d)	526,000	563,211
Liberty Mutual Group, Inc.:
6.5% 3/15/35 (d)	416,000	364,576
6.7% 8/15/16 (d)	6,494,000	6,787,629
10.75% 6/15/88 (d)(h)	3,501,000	3,746,070
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	4,434,000	5,534,798
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	8,443,000	11,085,997
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (d)(h)	12,275,000	12,229,583
MetLife, Inc.:
5% 6/15/15	813,000	857,892
6.125% 12/1/11	1,143,000	1,210,914
6.75% 6/1/16	9,220,000	10,228,189
7.717% 2/15/19	3,425,000	3,963,451
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	2,306,000	2,320,961
5.125% 11/9/11 (d)	3,091,000	3,227,041
5.125% 4/10/13 (d)	5,256,000	5,669,027
5.125% 6/10/14 (d)	8,554,000	9,176,115
Monumental Global Funding II 5.65% 7/14/11 (d)	4,531,000	4,676,477
Monumental Global Funding III 5.5% 4/22/13 (d)	1,539,000	1,627,420
New York Life Global Funding 4.65% 5/9/13 (d)	3,983,000	4,252,796
New York Life Insurance Co. 6.75% 11/15/39 (d)	5,345,000	5,869,361
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	7,900,000	7,998,766
Pacific Life Global Funding 5.15% 4/15/13 (d)	8,660,000	9,088,012
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	12,250,000	15,252,585
Pacific LifeCorp 6% 2/10/20 (d)	3,802,000	3,959,635
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
3.625% 9/17/12	$ 13,500,000	$ 13,783,541
4.75% 9/17/15	13,500,000	13,880,903
5.15% 1/15/13	1,514,000	1,600,266
5.4% 6/13/35	1,034,000	919,914
5.5% 3/15/16	974,000	1,027,333
5.7% 12/14/36	873,000	814,365
6.2% 1/15/15	1,390,000	1,529,473
7.375% 6/15/19	3,820,000	4,373,365
8.875% 6/15/38 (h)	1,338,000	1,418,280
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	1,126,000	1,029,851
Symetra Financial Corp. 6.125% 4/1/16 (d)	7,887,000	7,809,660
The Chubb Corp. 5.75% 5/15/18	1,125,000	1,240,226
		208,284,511
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,344,233
5.375% 4/15/14	2,899,000	3,073,966
5.5% 1/15/12	3,780,000	3,980,642
6.125% 11/1/12	2,564,000	2,785,207
Camden Property Trust:
5.375% 12/15/13	5,530,000	5,858,106
5.875% 11/30/12	1,067,000	1,147,619
Developers Diversified Realty Corp.:
4.625% 8/1/10	4,783,000	4,788,390
5.25% 4/15/11	6,538,000	6,575,012
5.375% 10/15/12	6,126,000	6,074,052
7.5% 4/1/17	7,137,000	7,102,764
Duke Realty LP:
4.625% 5/15/13	703,000	719,634
5.875% 8/15/12	837,000	881,661
Equity One, Inc.:
6% 9/15/17	3,467,000	3,464,760
6.25% 12/15/14	7,388,000	7,639,443
6.25% 1/15/17	2,204,000	2,247,436
Equity Residential 5.125% 3/15/16	8,850,000	9,307,908
Federal Realty Investment Trust:
5.4% 12/1/13	3,666,000	3,919,629
5.9% 4/1/20	3,817,000	3,962,237
6% 7/15/12	3,426,000	3,658,581
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6.2% 1/15/17	$ 1,491,000	$ 1,596,783
HRPT Properties Trust:
5.75% 11/1/15	1,821,000	1,876,362
6.25% 6/15/17	861,000	882,247
6.65% 1/15/18	3,155,000	3,252,726
Liberty Property Trust 8.5% 8/1/10	7,325,000	7,379,359
UDR, Inc. 5.5% 4/1/14	17,798,000	18,514,681
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,583,292
Washington (REIT) 5.95% 6/15/11	7,014,000	7,129,114
		124,745,844
Real Estate Management & Development - 1.3%
AMB Property LP:
5.9% 8/15/13	5,754,000	6,050,210
6.3% 6/1/13	4,012,000	4,295,540
Arden Realty LP 5.2% 9/1/11	937,000	969,905
BioMed Realty LP 6.125% 4/15/20 (d)	5,366,000	5,489,236
Brandywine Operating Partnership LP:
5.625% 12/15/10	12,825,000	13,025,006
5.7% 5/1/17	4,645,000	4,584,420
5.75% 4/1/12	4,390,000	4,553,782
Colonial Properties Trust:
4.8% 4/1/11	351,000	345,287
5.5% 10/1/15	12,454,000	11,832,010
6.875% 8/15/12	2,050,000	2,106,375
Colonial Realty LP 6.05% 9/1/16	3,862,000	3,663,748
Duke Realty LP:
5.4% 8/15/14	6,193,000	6,360,521
5.5% 3/1/16	10,207,000	10,372,996
5.625% 8/15/11	4,941,000	5,075,677
5.95% 2/15/17	8,408,000	8,482,175
6.25% 5/15/13	9,198,000	9,841,527
6.5% 1/15/18	12,019,000	12,639,289
8.25% 8/15/19	4,850,000	5,528,234
ERP Operating LP:
5.375% 8/1/16	4,297,000	4,539,261
5.5% 10/1/12	5,433,000	5,834,156
5.75% 6/15/17	16,162,000	17,095,630
6.625% 3/15/12	968,000	1,044,179
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP:
5.125% 3/2/15	$ 593,000	$ 608,207
5.5% 12/15/16	3,828,000	3,946,538
6.375% 8/15/12	4,758,000	5,057,735
6.625% 10/1/17	11,048,000	11,654,911
Mack-Cali Realty LP 7.75% 2/15/11	2,055,000	2,125,608
Post Apartment Homes LP 6.3% 6/1/13	7,452,000	7,875,542
Reckson Operating Partnership LP:
5.15% 1/15/11	1,482,000	1,484,385
6% 3/31/16	1,066,000	1,055,290
Regency Centers LP:
4.95% 4/15/14	427,000	434,960
5.25% 8/1/15	1,490,000	1,534,970
5.875% 6/15/17	738,000	767,149
6.75% 1/15/12	5,098,000	5,410,263
Simon Property Group LP:
4.2% 2/1/15	5,265,000	5,392,392
4.6% 6/15/10	2,246,000	2,248,212
4.875% 8/15/10	471,000	473,215
5.1% 6/15/15	6,421,000	6,745,594
5.3% 5/30/13	186,000	199,514
6.75% 2/1/40	8,481,000	8,977,647
Tanger Properties LP 6.15% 11/15/15	7,110,000	7,725,689
		217,446,985
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13	2,479,000	2,579,057
5.65% 5/1/18	21,641,000	21,765,544
6.5% 8/1/16	11,950,000	12,728,112
7.375% 5/15/14	2,137,000	2,359,609
Countrywide Financial Corp. 5.8% 6/7/12	7,828,000	8,251,800
First Niagara Financial Group, Inc. 6.75% 3/19/20	11,319,000	11,843,126
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.:
2.1115% 4/1/14 (h)	$ 5,580,000	$ 5,462,351
4.9% 9/23/10	1,185,000	1,195,336
		66,184,935
TOTAL FINANCIALS		1,573,007,419
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,205,788
6.3% 8/15/14	2,529,000	2,679,412
Express Scripts, Inc.:
5.25% 6/15/12	8,958,000	9,585,804
6.25% 6/15/14	5,305,000	5,951,032
		19,422,036
Pharmaceuticals - 0.2%
Abbott Laboratories 5.3% 5/27/40	8,500,000	8,349,576
Eli Lilly & Co. 4.2% 3/6/14	4,896,000	5,287,504
Novartis Capital Corp. 4.125% 2/10/14	2,049,000	2,189,668
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,615,180
Roche Holdings, Inc. 5% 3/1/14 (d)	4,153,000	4,553,735
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	669,000	754,733
		32,750,396
TOTAL HEALTH CARE		52,172,432
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (d)	9,485,000	10,713,706
6.4% 12/15/11 (d)	1,011,000	1,075,713
		11,789,419
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	339,191	340,887
Continental Airlines, Inc.:
6.545% 8/2/20	1,070,671	1,094,761
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.648% 3/15/19	$ 1,971,313	$ 1,971,313
6.795% 2/2/20	609,967	582,518
6.82% 5/1/18	154,725	153,951
6.9% 7/2/19	582,957	577,127
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	5,429,500	5,348,057
7.57% 11/18/10	17,649,000	17,825,490
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,834,528	3,508,594
8.36% 7/20/20	9,301,122	9,115,100
		40,517,798
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.15% 10/15/10	2,615,000	2,654,523
5.45% 10/15/12	635,000	695,602
6% 10/15/17	2,048,000	2,312,161
General Electric Co. 5.25% 12/6/17	8,512,000	9,111,900
		14,774,186
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	427,000	456,063
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	406,000	407,505
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,599,000	2,501,538
TOTAL INDUSTRIALS		70,446,509
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	6,150,000	6,730,511
6% 10/1/12	2,709,000	2,921,429
6.55% 10/1/17	5,245,000	5,989,224
		15,641,164
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,120,000	1,194,389
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.507% 6/15/10 (h)	$ 2,617,000	$ 2,616,607
TOTAL INFORMATION TECHNOLOGY		19,452,160
MATERIALS - 0.6%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	11,300,000	11,873,532
7.6% 5/15/14	25,487,000	29,197,907
Lubrizol Corp. 8.875% 2/1/19	3,259,000	3,945,740
		45,017,179
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,281,000	1,394,800
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,197,000	1,228,710
6.4% 1/15/18	1,222,000	1,243,488
		2,472,198
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (d)	6,996,000	8,224,015
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,381,000	1,472,908
5.5% 4/1/14	8,490,000	9,438,673
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	2,818,000	3,062,447
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,264,000	7,930,051
6.5% 7/15/18	5,059,000	5,594,313
7.125% 7/15/28	7,314,000	8,169,753
8.95% 5/1/14	7,660,000	9,202,387
Vale Overseas Ltd. 6.25% 1/23/17	1,623,000	1,742,643
		54,837,190
TOTAL MATERIALS		103,721,367
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
5.8% 2/15/19	15,518,000	17,105,057
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
6.3% 1/15/38	$ 5,000,000	$ 5,206,260
6.7% 11/15/13	820,000	937,763
6.8% 5/15/36	7,223,000	7,955,708
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,434,000	5,175,254
British Telecommunications PLC 9.125% 12/15/10 (c)	3,533,000	3,679,747
CenturyTel, Inc. 7.6% 9/15/39	11,658,000	10,979,376
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,807,000	2,999,628
5.875% 8/20/13	4,299,000	4,675,868
France Telecom SA 7.75% 3/1/11 (c)	2,286,000	2,397,157
SBC Communications, Inc.:
5.1% 9/15/14	1,516,000	1,661,149
5.875% 2/1/12	1,911,000	2,048,300
5.875% 8/15/12	683,000	744,159
Sprint Capital Corp.:
6.875% 11/15/28	4,047,000	3,364,069
7.625% 1/30/11	4,772,000	4,855,510
Telecom Italia Capital SA:
4.875% 10/1/10	2,769,000	2,796,372
4.95% 9/30/14	6,856,000	6,798,759
5.25% 10/1/15	4,673,000	4,669,206
6.999% 6/4/18	4,029,000	4,241,872
7.175% 6/18/19	15,000,000	15,890,490
7.2% 7/18/36	6,429,000	6,228,602
Telefonica Emisiones SAU:
5.855% 2/4/13	1,120,000	1,198,652
5.877% 7/15/19	8,985,000	9,274,739
6.221% 7/3/17	4,604,000	4,963,213
6.421% 6/20/16	753,000	836,556
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,305,844
6.1% 4/15/18	20,485,000	22,817,197
6.35% 4/1/19	7,155,000	8,102,787
6.4% 2/15/38	7,002,000	7,414,558
6.9% 4/15/38	8,370,000	9,368,181
Verizon New England, Inc. 6.5% 9/15/11	1,004,000	1,064,105
Verizon New York, Inc. 6.875% 4/1/12	1,855,000	2,007,398
		184,763,536
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	$ 11,863,000	$ 12,552,893
5.875% 10/1/19	15,355,000	16,318,572
6.35% 3/15/40 (d)	5,301,000	5,406,352
Sprint Nextel Corp. 6% 12/1/16	9,496,000	8,451,440
Verizon Wireless Capital LLC 5.55% 2/1/14	11,660,000	12,889,500
Vodafone Group PLC:
5% 12/16/13	1,605,000	1,729,136
5.5% 6/15/11	4,818,000	5,019,465
5.625% 2/27/17	2,868,000	3,113,564
		65,480,922
TOTAL TELECOMMUNICATION SERVICES		250,244,458
UTILITIES - 1.6%
Electric Utilities - 0.8%
AmerenUE 6.4% 6/15/17	3,790,000	4,195,185
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,585,000	8,242,870
Commonwealth Edison Co. 5.4% 12/15/11	8,566,000	9,075,994
EDP Finance BV:
4.9% 10/1/19 (d)	9,000,000	8,207,856
6% 2/2/18 (d)	15,876,000	15,823,435
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,098,000	3,196,894
6.05% 8/15/21	4,516,000	4,478,251
Florida Power Corp. 5.65% 6/15/18	2,323,000	2,575,173
Illinois Power Co. 6.125% 11/15/17	289,000	317,423
Mid-American Energy Co. 5.65% 7/15/12	796,000	862,659
Nevada Power Co. 6.5% 5/15/18	15,159,000	17,055,027
Oncor Electric Delivery Co. 6.375% 5/1/12	8,891,000	9,606,299
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,216,459
Pepco Holdings, Inc.:
6.45% 8/15/12	2,607,000	2,831,298
7.45% 8/15/32	4,480,000	5,077,972
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	11,570,000	10,123,750
Progress Energy, Inc.:
6% 12/1/39	13,076,000	13,072,339
7.1% 3/1/11	2,365,000	2,468,788
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Public Service Co. of Colorado 6.25% 9/1/37	$ 3,400,000	$ 3,797,984
Sierra Pacific Power Co. 5.45% 9/1/13	1,091,000	1,176,783
		127,402,439
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,827,000	2,956,005
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,895,000	5,035,531
		7,991,536
Independent Power Producers & Energy Traders - 0.2%
Duke Capital LLC 5.668% 8/15/14	6,931,000	7,396,645
Exelon Generation Co. LLC 5.35% 1/15/14	10,825,000	11,703,492
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,447,490
6.3% 7/15/13	5,310,000	5,862,123
6.5% 5/1/18	6,905,000	7,526,063
		34,935,813
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	319,000	324,144
7.5% 9/1/10	401,000	407,466
Dominion Resources, Inc.:
4.75% 12/15/10	2,748,000	2,804,647
6.3% 9/30/66 (h)	9,946,000	9,200,050
7.5% 6/30/66 (h)	5,720,000	5,548,400
DTE Energy Co. 7.05% 6/1/11	3,366,000	3,539,083
KeySpan Corp. 7.625% 11/15/10	524,000	539,589
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	8,650,000	9,413,856
5.875% 10/1/12	2,041,000	2,226,825
National Grid PLC 6.3% 8/1/16	16,573,000	18,667,960
NiSource Finance Corp.:
5.25% 9/15/17	590,000	606,913
5.4% 7/15/14	2,156,000	2,313,517
5.45% 9/15/20	1,330,000	1,337,452
6.4% 3/15/18	8,370,000	9,077,541
6.8% 1/15/19	6,774,000	7,491,096
7.875% 11/15/10	1,916,000	1,969,491
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	$ 21,665,000	$ 19,715,150
WPS Resources Corp. 6.11% 12/1/66 (h)	617,000	555,300
		95,738,480
TOTAL UTILITIES		266,068,268
TOTAL NONCONVERTIBLE BONDS (Cost $2,871,112,045)		3,258,855,744
U.S. Government and Government Agency Obligations - 39.0%

U.S. Government Agency Obligations - 2.4%
Fannie Mae:
1% 4/4/12	11,192,000	11,205,710
1.25% 6/22/12	14,233,000	14,294,387
1.75% 5/7/13	1,323,000	1,332,434
2.5% 5/15/14	83,962,000	85,759,542
2.75% 3/13/14	62,362,000	64,350,475
5% 2/16/12	4,391,000	4,694,515
5% 2/13/17	12,300,000	13,787,771
5.375% 6/12/17	10,250,000	11,718,620
Federal Home Loan Bank:
1.625% 11/21/12	5,080,000	5,124,653
1.625% 3/20/13	2,970,000	2,986,680
3.625% 5/29/13	2,240,000	2,380,813
Freddie Mac:
1.125% 7/27/12	26,580,000	26,602,035
1.625% 4/15/13	64,305,000	64,630,641
1.75% 6/15/12	5,470,000	5,549,660
2.125% 3/23/12	21,998,000	22,505,912
2.5% 1/7/14	9,157,000	9,371,979
2.5% 4/23/14	25,290,000	25,847,442
3.75% 3/27/19	15,000,000	15,210,750
5.25% 7/18/11	13,288,000	13,981,939
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	523,000	525,163
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		401,861,121
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 3.6%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	$ 45,977,321	$ 51,185,070
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20	475,361,948	479,286,175
2.125% 2/15/40	16,613,850	17,789,799
2.625% 7/15/17	36,686,305	40,864,820
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		589,125,864
U.S. Treasury Obligations - 32.9%
U.S. Treasury Bonds:
4.375% 11/15/39	75,370,000	77,254,250
4.375% 5/15/40	145,537,000	149,449,035
4.5% 5/15/38	37,064,000	38,853,487
4.5% 8/15/39	314,414,000	328,857,550
4.625% 2/15/40	53,620,000	57,256,079
4.75% 2/15/37	50,000,000	54,640,600
U.S. Treasury Notes:
0.75% 11/30/11	255,718,000	256,107,459
0.875% 2/29/12	1,077,470,000	1,080,497,691
1.375% 10/15/12	288,737,000	291,556,806
1.75% 3/31/14	2,530,000	2,534,744
1.875% 6/15/12	133,930,000	136,943,425
1.875% 4/30/14	100,000,000	100,554,700
2.375% 8/31/14	100,000,000	102,109,400
2.375% 2/28/15	457,460,000	464,820,531
2.5% 3/31/15	400,000,000	408,500,000
2.625% 7/31/14	1,375,000,000	1,418,506,365
2.625% 12/31/14	348,703,000	358,619,416
4% 8/15/18	131,359,000	140,543,884
TOTAL U.S. TREASURY OBLIGATIONS		5,467,605,422
Other Government Related - 0.1%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (e)	16,000,000	16,316,416
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,368,959,436)		6,474,908,823
U.S. Government Agency - Mortgage Securities - 6.4%
	Principal Amount	Value
Fannie Mae - 4.9%
1.989% 2/1/33 (h)	$ 154,819	$ 159,167
2.026% 4/1/36 (h)	4,810,215	4,947,140
2.033% 1/1/35 (h)	2,678,157	2,760,150
2.048% 10/1/33 (h)	71,247	73,353
2.063% 12/1/34 (h)	234,693	241,106
2.072% 3/1/35 (h)	116,516	119,993
2.129% 7/1/35 (h)	81,097	83,454
2.136% 3/1/35 (h)	29,190	30,145
2.327% 10/1/33 (h)	188,025	193,006
2.578% 2/1/35 (h)	4,027,909	4,194,143
2.582% 3/1/35 (h)	100,649	105,011
2.7% 7/1/34 (h)	4,870,557	5,075,751
2.703% 2/1/35 (h)	1,308,033	1,369,690
2.786% 8/1/35 (h)	835,038	874,525
2.799% 10/1/33 (h)	145,668	152,505
2.868% 6/1/34 (h)	817,411	853,341
2.899% 7/1/35 (h)	576,249	600,826
2.953% 5/1/35 (h)	375,261	394,379
2.972% 7/1/34 (h)	4,388,112	4,578,170
3.139% 10/1/35 (h)	378,875	392,203
3.177% 2/1/34 (h)	50,669	52,985
3.203% 7/1/35 (h)	407,060	425,781
3.258% 9/1/34 (h)	1,674,210	1,739,517
3.343% 11/1/36 (h)	1,170,013	1,225,920
3.347% 7/1/35 (h)	5,264,547	5,412,980
3.348% 9/1/35 (h)	7,031,135	7,349,146
3.358% 7/1/34 (h)	114,686	119,129
3.38% 7/1/35 (h)	704,763	734,353
3.465% 4/1/35 (h)	3,714,500	3,892,172
3.702% 12/1/33 (h)	5,247,322	5,459,106
3.721% 11/1/36 (h)	1,431,261	1,499,879
3.732% 9/1/36 (h)	1,383,604	1,460,134
4% 7/1/18 to 8/1/39	22,645,436	22,765,682
4% 6/1/25 (f)(g)	13,000,000	13,325,680
4% 6/1/25 (f)(g)	11,000,000	11,275,575
4% 6/1/25 (f)	6,000,000	6,150,314
4.034% 8/1/35 (h)	1,047,233	1,086,766
4.209% 10/1/37 (h)	1,538,823	1,610,020
4.278% 6/1/36 (h)	460,887	480,277
4.433% 7/1/35 (h)	5,625,322	5,860,522
4.5% 6/1/25 (f)	7,000,000	7,321,577
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 6/1/25 (f)	$ 3,000,000	$ 3,137,819
4.5% 10/1/33 to 9/1/39	81,572,064	83,404,657
4.5% 6/1/40 (f)	4,500,000	4,591,285
4.5% 6/1/40 (f)(g)	19,000,000	19,385,425
4.831% 7/1/35 (h)	12,312,820	12,733,680
5% 5/1/23 to 6/1/40	118,451,758	124,438,749
5% 6/1/25 (f)	1,500,000	1,592,610
5% 6/1/40 (f)	20,000,000	20,930,510
5% 6/1/40 (f)(g)	15,000,000	15,697,883
5% 6/1/40 (f)	8,000,000	8,372,204
5% 6/1/40 (f)	3,000,000	3,139,577
5.496% 7/1/37 (h)	903,911	950,893
5.5% 7/1/16 to 3/1/40	132,767,698	141,881,716
5.5% 6/1/40 (f)(g)	1,700,000	1,813,274
5.5% 6/1/40 (f)(g)	22,000,000	23,465,902
5.5% 6/1/40 (f)(g)	1,000,000	1,066,632
5.5% 6/1/40 (f)(g)	500,000	533,316
5.5% 6/1/40 (f)(g)	8,000,000	8,533,055
5.724% 9/1/35 (h)	715,938	755,761
6% 5/1/16 to 7/1/38	40,651,904	44,094,177
6% 5/1/40 (f)(g)	28,000,000	30,213,084
6% 6/1/40 (f)	11,000,000	11,846,652
6% 6/1/40 (f)	2,600,000	2,800,118
6% 6/1/40 (f)	6,000,000	6,461,810
6% 6/1/40 (f)	18,000,000	19,385,431
6% 6/1/40 (f)(g)	34,000,000	36,616,926
6.5% 4/1/13 to 9/1/38	37,647,986	41,539,785
6.5% 6/1/40 (f)(g)	8,500,000	9,247,232
7% 11/1/11 to 6/1/33	354,970	394,529
7.5% 8/1/13 to 8/1/29	393,833	431,453
8.5% 5/1/21 to 9/1/25	18,213	20,261
9.5% 2/1/25	2,854	3,119
10.5% 8/1/20	4,331	5,118
11% 8/1/15	36	36
12.5% 12/1/13 to 4/1/15	5,271	5,915
TOTAL FANNIE MAE		805,936,167
Freddie Mac - 0.7%
2.048% 4/1/35 (h)	1,243,909	1,285,427
2.624% 1/1/35 (h)	145,461	151,852
2.891% 8/1/35 (h)	5,779,514	6,056,119
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.959% 3/1/36 (h)	$ 400,020	$ 415,278
3.14% 10/1/34 (h)	3,138,641	3,287,767
3.239% 3/1/35 (h)	1,193,777	1,256,007
3.269% 1/1/36 (h)	1,877,981	1,980,529
3.296% 1/1/35 (h)	1,066,114	1,118,759
3.537% 3/1/33 (h)	25,274	26,672
3.702% 4/1/35 (h)	6,647,495	6,954,304
3.938% 6/1/35 (h)	290,777	304,106
4.5% 12/1/35	7,975,994	8,213,501
4.73% 7/1/35 (h)	2,187,434	2,268,464
5% 3/1/19 to 6/1/40	23,325,142	24,739,784
5.236% 1/1/36 (h)	20,227,943	21,346,790
5.358% 11/1/35 (h)	574,001	605,750
5.402% 1/1/36 (h)	1,161,274	1,212,851
5.585% 10/1/35 (h)	421,207	440,949
6% 7/1/37	274,190	297,351
6% 5/1/40 (f)	19,250,000	20,786,533
6.5% 6/1/40 (f)	8,500,000	9,259,849
7% 8/1/10 to 7/1/13	29,212	29,945
7.5% 11/1/10 to 1/1/33	142,101	152,473
8.5% 9/1/24 to 8/1/27	17,089	19,228
11.5% 10/1/15	1,015	1,140
TOTAL FREDDIE MAC		112,211,428
Government National Mortgage Association - 0.8%
4% 1/15/40 to 4/15/40	18,946,598	18,950,670
4% 6/1/40 (f)	2,000,000	1,995,586
4.5% 5/15/39 to 5/20/40	23,907,805	24,573,007
4.5% 6/1/40 (f)	5,000,000	5,118,750
4.5% 6/1/40 (f)	5,000,000	5,118,750
4.5% 6/1/40 (f)	17,000,000	17,403,750
4.5% 6/1/40 (f)	3,000,000	3,071,250
4.5% 6/1/40 (f)	5,000,000	5,131,897
4.5% 6/1/40 (f)	9,500,000	9,750,603
5.5% 12/20/28 to 12/15/38	17,220,364	18,576,613
5.5% 6/1/40 (f)(g)	2,000,000	2,141,562
5.5% 6/1/40 (f)(g)	3,000,000	3,212,344
5.5% 6/1/40 (f)(g)	500,000	536,128
5.5% 6/1/40 (f)(g)	1,000,000	1,072,257
5.5% 6/1/40 (f)(g)	1,000,000	1,072,257
5.5% 6/1/40 (f)(g)	2,000,000	2,144,514
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5.5% 6/1/40 (f)(g)	$ 5,000,000	$ 5,361,285
6% 6/1/40 (f)	9,000,000	9,733,496
7% 1/15/28 to 11/15/32	3,023,237	3,358,504
7.5% 3/15/28 to 10/15/28	4,231	4,634
8% 7/15/17 to 10/15/24	730,693	789,664
8.5% 5/15/17 to 10/15/21	21,975	24,439
11% 7/20/19 to 8/20/19	1,098	1,320
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		139,143,280
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,040,312,315)		1,057,290,875
Asset-Backed Securities - 3.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8128% 4/25/35 (h)	1,543,111	905,099
ACE Securities Corp. Series 2006-NC2 Class M7, 1.0928% 7/25/36 (h)	87,732	249
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0928% 3/25/34 (h)	142,679	135,430
Class M2, 1.9928% 3/25/34 (h)	420,000	276,082
Series 2005-HE2 Class M2, 0.7928% 4/25/35 (h)	173,417	154,878
Series 2006-HE2 Class M3, 0.6828% 5/25/36 (h)	76,317	1,975
Series 2006-OP1:
Class M4, 0.7128% 4/25/36 (h)	139,000	3,840
Class M5, 0.7328% 4/25/36 (h)	44,555	324
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4697% 5/20/13 (h)	1,113,949	1,096,883
Series 2006-A6 Class A6, 0.3697% 9/20/13 (h)	702,703	691,939
Series 2006-A7 Class A7, 0.3597% 10/20/12 (h)	330,217	325,159
Series 2006-C1 Class C1, 0.8197% 10/20/14 (h)	164,340	3,595
Series 2007-A1 Class A, 0.3897% 1/20/15 (h)	51,883	51,088
Series 2007-A4 Class A4, 0.3697% 4/22/13 (h)	884,139	870,596
Series 2007-D1 Class D, 1.7397% 1/22/13 (d)(h)	7,316,000	0
Airspeed Ltd. Series 2007-1A Class C1, 2.8369% 6/15/32 (d)(h)	4,288,889	1,822,778
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (d)(h)	133,362	133,274
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	5,210,000	5,274,176
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust Series 2009-A: - continued
Class A4, 3% 10/15/15 (d)	$ 9,105,000	$ 9,312,308
Ally Master Owner Trust:
Series 2010-2 Class A, 4.25% 4/15/17 (d)	16,350,000	16,755,431
Series 2010-3 Class A, 2.88% 4/15/15 (d)	14,890,000	14,947,854
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	132,053	132,959
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	1,026,000	1,015,199
Class E, 6.96% 3/31/16 (d)	2,233,886	2,103,157
Series 2007-2M Class A3, 5.22% 6/8/12	112,822	113,770
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0428% 12/25/33 (h)	88,488	56,090
Series 2004-R2 Class M3, 0.8928% 4/25/34 (h)	125,153	15,632
Series 2005-R2 Class M1, 0.7928% 4/25/35 (h)	1,743,000	1,303,838
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6525% 3/1/34 (h)	40,480	28,262
Series 2004-W11 Class M2, 1.0428% 11/25/34 (h)	457,000	273,138
Series 2004-W7 Class M1, 0.8928% 5/25/34 (h)	1,310,000	624,199
Series 2006-W4 Class A2C, 0.5028% 5/25/36 (h)	1,210,843	382,993
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.1678% 4/25/34 (h)	2,253,000	1,379,842
Series 2006-HE2 Class M1, 0.7128% 3/25/36 (h)	228,000	13,483
Axon Financial Funding Ltd. 5.96% 4/4/17 (b)(d)(h)	6,174,000	62
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	11,800,000	11,998,582
Class A4, 3.52% 6/15/16 (d)	10,100,000	10,519,013
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	8,300,000	8,395,218
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0928% 2/25/35 (h)	1,257,000	640,925
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	5,500,000	5,571,984
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (h)	1,069,780	1,068,133
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (h)	1,856,259	1,763,446
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (h)	281,447	275,928
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	$ 1,933,000	$ 1,953,658
Class C, 5.31% 6/15/12	1,422,000	1,444,830
Series 2007-1 Class C, 5.38% 11/15/12	506,000	529,868
Series 2007-SN1:
Class C, 5.73% 3/15/11	18,280	18,280
Class D, 6.05% 1/17/12	248,000	248,226
Series 2007-SN2 Class A4, 1.3669% 5/16/11 (d)(h)	8,385,045	8,391,841
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	7,709,000	7,961,847
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	127,532	128,044
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.6269% 7/15/13 (h)	9,630,000	9,631,111
Series 2007-A6 Class A6, 0.4069% 5/15/13 (h)	1,660,000	1,659,652
Series 2007-C3 Class C3, 0.6269% 4/15/13 (d)(h)	2,375,000	2,373,963
Series 2008-A3 Class A3, 5.05% 2/15/16	13,676,000	14,857,502
Series 2008-A5 Class A5, 4.85% 2/18/14	5,405,000	5,582,992
Series 2008-A6 Class A6, 1.4369% 3/17/14 (h)	13,801,000	13,906,524
Series 2009-A1 Class A1, 1.4369% 4/15/13 (h)	8,000,000	8,002,265
Series 2009-A2 Class A2, 3.2% 4/15/14	26,000,000	26,549,892
Capital Trust Ltd. Series 2004-1 Class A2, 0.7897% 7/20/39 (d)(h)	252,000	30,870
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	846,000	873,392
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6428% 7/25/36 (h)	931,000	181,716
Series 2006-NC3 Class M10, 2.3428% 8/25/36 (d)(h)	994,000	24,788
Series 2006-NC4 Class M1, 0.6428% 10/25/36 (h)	195,000	38,904
Series 2007-RFC1 Class A3, 0.4828% 12/25/36 (h)	1,471,000	526,106
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.5197% 5/20/17 (d)(h)	89,312	79,419
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	442,113	441,556
Chase Issuance Trust:
Series 2005-A7 Class A7, 4.55% 3/15/13	7,000,000	7,159,887
Series 2007-A17 Class A, 5.12% 10/15/14	7,400,000	8,006,369
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	27,750,000	27,694,778
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	26,000,000	27,069,916
Series 2009-A3 Class A3, 2.7% 6/24/13	18,000,000	18,300,766
Asset-Backed Securities - continued
	Principal Amount	Value
Citibank Credit Card Issuance Trust: - continued
Series 2009-A5 Class A5, 2.25% 12/23/14	$ 48,200,000	$ 48,763,000
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.6128% 5/25/37 (h)	624,000	24,825
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.4028% 6/25/47 (h)	104,238	100,198
Series 2007-4 Class A1A, 0.3661% 9/25/37 (h)	608,199	570,467
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,245,451	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.3128% 4/25/34 (h)	131,909	48,986
Series 2004-4 Class M2, 1.1378% 6/25/34 (h)	496,195	170,131
Series 2005-3 Class MV1, 0.7628% 8/25/35 (h)	1,206,880	1,089,761
Series 2005-AB1 Class A2, 0.5528% 8/25/35 (h)	187,227	179,947
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	632,826	642,601
Series 2007-C Class A3, 5.43% 5/15/12 (d)	99,317	100,202
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,808,000	3,523,466
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.585% 5/28/35 (h)	31,732	27,474
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5178% 8/25/34 (h)	160,000	59,774
Series 2006-3 Class 2A3, 0.5028% 11/25/36 (h)	5,169,000	1,638,684
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1678% 3/25/34 (h)	21,760	2,836
Series 2005-FF9 Class A3, 0.6228% 10/25/35 (h)	6,093,631	5,385,707
Series 2006-FF12 Class A2, 0.3828% 9/25/36 (h)	6,059	6,038
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	3,966,000	4,117,828
Series 2006-C:
Class B, 5.3% 6/15/12	575,000	598,383
Class D, 6.89% 5/15/13 (d)	2,923,000	3,068,262
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,553,000	1,656,461
Series 2009-D:
Class A3, 2.17% 10/15/13	6,500,000	6,575,758
Class A4, 2.98% 8/15/14	5,800,000	5,973,979
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8869% 6/15/13 (h)	635,000	616,490
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	62,000	62,668
Series 2007-1:
Class A4, 5.03% 2/16/15	437,000	446,531
Asset-Backed Securities - continued
	Principal Amount	Value
Franklin Auto Trust: - continued
Series 2007-1:
Class C, 5.43% 2/16/15	$ 535,000	$ 518,193
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.8328% 1/25/35 (h)	801,000	284,590
Class M4, 1.0228% 1/25/35 (h)	296,000	39,157
Series 2006-D Class M1, 0.5728% 11/25/36 (h)	282,000	5,145
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (d)(h)	2,392,000	1,640,383
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	2,075,972	1,660,777
GE Business Loan Trust:
Series 2003-1 Class A, 0.7669% 4/15/31 (d)(h)	232,534	204,630
Series 2006-2A:
Class A, 0.5169% 11/15/34 (d)(h)	2,132,193	1,705,755
Class B, 0.6169% 11/15/34 (d)(h)	770,863	462,518
Class C, 0.7169% 11/15/34 (d)(h)	1,278,648	511,459
Class D, 1.0869% 11/15/34 (d)(h)	486,070	116,657
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4869% 9/15/17 (h)	1,029,000	1,010,415
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6835% 6/25/42 (h)	643,000	476,730
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	287,036	288,071
Series 2007-1:
Class B, 5.53% 12/15/14	56,068	57,142
Class C, 5.74% 12/15/14	119,115	118,128
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(h)	449,189	68,170
Class M1, 0.9928% 6/25/34 (h)	2,313,000	1,423,160
Series 2007-HE1 Class M1, 0.5928% 3/25/47 (h)	931,000	49,322
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6928% 4/25/36 (h)	304,366	4,602
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4228% 5/25/30 (d)(h)	538,406	134,602
Series 2006-3:
Class B, 0.7428% 9/25/46 (d)(h)	361,000	72,200
Class C, 0.8928% 9/25/46 (d)(h)	1,245,000	186,750
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.6628% 8/25/33 (h)	415,210	221,263
Series 2003-3 Class M1, 1.6328% 8/25/33 (h)	704,969	486,844
Series 2003-5 Class A2, 1.0428% 12/25/33 (h)	27,804	17,134
Series 2005-5 Class 2A2, 0.5928% 11/25/35 (h)	136,641	133,938
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2006-1 Class 2A3, 0.5678% 4/25/36 (h)	$ 1,840,339	$ 1,766,499
Series 2006-8 Class 2A1, 0.3928% 3/25/37 (h)	10,258	9,836
Honda Auto Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	8,600,000	8,723,671
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6297% 3/20/36 (h)	710,880	532,458
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5328% 1/25/37 (h)	1,292,000	468,795
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	6,590,000	6,664,946
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.6428% 7/25/36 (h)	178,000	4,202
Series 2007-CH1:
Class AV4, 0.4728% 10/25/36 (h)	1,255,000	1,014,852
Class MV1, 0.5728% 10/25/36 (h)	1,020,000	372,546
Series 2007-CH3 Class M1, 0.6428% 3/25/37 (h)	499,000	23,626
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6178% 12/27/29 (h)	742,148	616,944
Series 2006-A Class 2C, 1.4379% 3/27/42 (h)	2,867,000	690,824
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,537,336	2,577,643
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.4228% 6/25/34 (h)	162,441	115,066
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	22,110	20,075
Class C, 5.691% 10/20/28 (d)	9,865	8,040
Class D, 6.01% 10/20/28 (d)	118,034	90,773
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.6028% 10/25/36 (h)	450,000	14,505
Series 2007-HE1 Class M1, 0.6428% 5/25/37 (h)	641,000	30,810
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0928% 7/25/34 (h)	175,206	77,158
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	227,159	230,734
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9928% 7/25/34 (h)	642,799	460,555
Series 2006-FM1 Class A2B, 0.4528% 4/25/37 (h)	1,919,583	1,692,192
Series 2006-MLN1 Class A2A, 0.4128% 7/25/37 (h)	24,548	24,217
Series 2006-OPT1 Class A1A, 0.6028% 6/25/35 (h)	2,897,683	1,910,010
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6828% 8/25/34 (h)	48,462	36,594
Series 2005-NC1 Class M1, 0.7828% 1/25/35 (h)	326,000	153,915
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC2 Class B1, 1.5128% 3/25/35 (h)	$ 339,222	$ 75,305
Series 2007-HE2 Class M1, 0.5928% 1/25/37 (h)	229,000	5,815
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(h)(j)	3,791,000	32,224
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	3,457,600	626,690
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	406,000	15,063
Series 2006-2 Class AIO, 6% 8/25/11 (j)	201,000	13,101
Series 2006-3:
Class A1, 0.3728% 9/25/19 (h)	44,009	43,902
Class AIO, 7.1% 1/25/12 (j)	323,000	32,262
Series 2006-4:
Class A1, 0.3728% 3/25/25 (h)	424,920	418,386
Class AIO, 6.35% 2/27/12 (j)	1,029,000	102,086
Class D, 1.4428% 5/25/32 (h)	2,193,000	63,109
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	1,383,000	174,080
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	1,176,000	155,719
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8528% 9/25/35 (h)	1,164,000	483,787
Series 2005-D Class M2, 0.8128% 2/25/36 (h)	704,000	76,113
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	11,550,000	11,702,823
Series 2009-B Class A3, 2.07% 1/15/15	10,060,000	10,159,284
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4628% 3/25/36 (h)	120,742	119,859
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (b)(d)(h)	962,000	355,940
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (h)	69,057	67,097
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (h)	116,182	111,033
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5928% 9/25/34 (h)	435,000	185,398
Class M4, 1.7928% 9/25/34 (h)	558,000	94,890
Series 2005-WCH1:
Class M2, 0.8628% 1/25/36 (h)	2,176,000	1,762,677
Class M3, 0.9028% 1/25/36 (h)	391,000	234,288
Class M4, 1.1728% 1/25/36 (h)	1,245,000	376,262
Series 2005-WHQ2:
Class M7, 1.5928% 5/25/35 (h)	1,616,000	26,558
Class M9, 2.2228% 5/25/35 (h)	239,901	586
Asset-Backed Securities - continued
	Principal Amount	Value
Providian Master Note Trust Series 2006-C1A Class C1, 0.8869% 3/16/15 (d)(h)	$ 2,842,000	$ 2,823,366
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	76,833	76,866
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5728% 12/25/36 (h)	515,000	17,987
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.4128% 2/25/37 (h)	70,458	68,466
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1428% 4/25/33 (h)	4,173	3,449
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1378% 3/25/35 (h)	1,399,844	926,217
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0628% 1/25/36 (h)	83,000	1,579
Series 2006-FR4 Class A2A, 0.4228% 8/25/36 (h)	47,693	24,192
Series 2007-NC1 Class A2A, 0.3928% 12/25/36 (h)	22,997	22,370
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4056% 3/20/19 (d)(h)	762,426	709,710
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.207% 6/15/33 (h)	1,043,000	135,965
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	571,164	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4928% 9/25/34 (h)	42,240	6,294
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4328% 6/25/37 (h)	1,643,452	1,371,838
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	969,252	955,653
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.4369% 6/15/12 (h)	2,942,000	2,940,909
Class B, 0.5569% 6/15/12 (h)	369,000	368,709
Class C, 0.8369% 6/15/12 (h)	221,000	220,772
Series 2007-2 Class A, 0.9869% 10/15/12 (h)	2,495,000	2,486,791
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2028% 9/25/34 (h)	115,176	81,636
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8515% 4/6/42 (d)(h)	2,316,368	115,818
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	681,955	697,639
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.7069% 6/15/12 (h)	3,098,000	3,093,123
Asset-Backed Securities - continued
	Principal Amount	Value
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	$ 19,000,000	$ 19,403,799
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	253,367	255,462
Series 2006-2A:
Class A4, 5.23% 3/20/12 (d)	4,770,148	4,794,523
Class B, 5.29% 6/20/12 (d)	356,000	361,276
Class D, 5.54% 12/20/12 (d)	507,000	512,415
Class E, 7.05% 5/20/14 (d)	4,753,000	4,747,772
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	749,203	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.7228% 8/25/36 (h)	50,378	874
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8369% 8/15/15 (d)(h)	7,241,000	7,155,439
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	10,266,000	10,423,021
Series 2007-A5A Class A5, 1.0869% 10/15/14 (d)(h)	1,720,000	1,721,391
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6,399	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (d)(h)	1,459,789	481,730
TOTAL ASSET-BACKED SECURITIES (Cost $480,488,090)		514,308,839
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 1.1%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (d)(h)	1,169,849	643,417
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (h)	824,000	213,104
Class C, 5.8772% 4/10/49 (h)	2,198,000	521,371
Class D, 5.8772% 4/10/49 (h)	1,100,000	223,403
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.5048% 1/25/34 (h)	1,548,366	1,416,134
Series 2004-1 Class 2A2, 3.6766% 10/25/34 (h)	1,447,889	1,293,787
Series 2004-A Class 2A2, 3.5164% 2/25/34 (h)	742,984	655,403
Series 2004-B:
Class 1A1, 2.9236% 3/25/34 (h)	125,263	108,176
Class 2A2, 3.0591% 3/25/34 (h)	976,377	889,619
Series 2004-D Class 2A2, 3.3908% 5/25/34 (h)	1,856,485	1,702,103
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-G Class 2A7, 3.9212% 8/25/34 (h)	$ 1,664,191	$ 1,447,507
Series 2004-H Class 2A1, 3.7527% 9/25/34 (h)	1,489,518	1,306,842
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (d)(h)(j)	25,341,615	2,032,398
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.6228% 1/25/35 (h)	2,022,960	1,516,184
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6081% 10/12/41 (d)(h)(j)	3,942,532	48,307
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.5182% 2/25/37 (h)	1,243,011	1,171,733
Series 2007-A2 Class 2A1, 3.5609% 7/25/37 (h)	985,052	928,647
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0935% 12/10/49 (h)	1,734,000	1,782,709
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.0088% 8/25/34 (h)	767,800	723,651
Class A4, 2.803% 8/25/34 (h)	673,040	633,312
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,937,000	387,400
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.8369% 7/16/34 (d)(h)	1,734,000	1,694,369
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7428% 5/25/33 (h)	16,988	16,175
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.5454% 11/25/34 (h)	4,164,932	4,000,757
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4289% 11/19/37 (h)	113,392	110,911
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0096% 10/25/34 (h)	861,745	808,200
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4644% 10/18/54 (d)(h)	2,889,000	2,819,953
Class C2, 0.7744% 10/18/54 (d)(h)	970,000	930,424
Class M2, 0.5544% 10/18/54 (d)(h)	1,661,000	1,600,374
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (d)(h)	2,405,000	2,259,738
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (d)(h)	2,545,000	2,474,860
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8897% 12/20/54 (h)	178,650	75,926
Series 2006-1A Class C2, 0.9397% 12/20/54 (d)(h)	5,526,000	2,541,960
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2 Class C1, 0.8097% 12/20/54 (h)	$ 4,563,000	$ 1,870,830
Series 2006-3 Class C2, 0.8397% 12/20/54 (h)	922,000	396,671
Series 2006-4:
Class B1, 0.4297% 12/20/54 (h)	3,812,000	2,820,880
Class C1, 0.7197% 12/20/54 (h)	2,331,000	1,002,330
Class M1, 0.5097% 12/20/54 (h)	1,006,000	638,810
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (h)	1,847,000	775,740
Class 1M1, 0.4897% 12/20/54 (h)	1,238,000	767,560
Class 2C1, 0.7697% 12/20/54 (h)	842,000	353,640
Class 2M1, 0.5897% 12/20/54 (h)	1,589,000	985,180
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (h)	2,199,000	934,575
Granite Mortgages Series 2003-2 Class 1A3, 0.5553% 7/20/43 (h)	5,643,034	5,197,740
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7553% 1/20/44 (h)	365,737	199,096
Series 2004-3 Class 2A1, 0.411% 9/20/44 (h)	3,826,810	3,530,232
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1197% 4/25/35 (h)	430,828	363,049
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5589% 5/19/35 (h)	331,847	197,387
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	133,564	136,467
Class A3, 5.447% 6/12/47 (h)	3,289,000	3,313,729
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.946% 8/25/36 (h)	1,135,000	913,512
Series 2004-A3 Class 4A1, 4.2708% 7/25/34 (h)	1,121,604	1,082,655
Series 2004-A5 Class 2A1, 2.9631% 12/25/34 (h)	619,149	596,644
Series 2006-A2 Class 5A1, 3.423% 11/25/33 (h)	1,798,137	1,690,940
Series 2007-A1 Class 1A1, 4.0114% 7/25/35 (h)	3,160,462	2,974,423
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	781,469
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (h)	1,013,389	615,259
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.5728% 10/25/36 (h)	476,000	2,557
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (h)	1,678,466	941,804
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.507% 6/15/22 (d)(h)	$ 153,000	$ 137,700
Class C, 0.527% 6/15/22 (d)(h)	1,288,000	1,120,560
Class D, 0.537% 6/15/22 (d)(h)	496,000	421,600
Class E, 0.547% 6/15/22 (d)(h)	792,000	617,760
Class F, 0.577% 6/15/22 (d)(h)	1,268,000	938,320
Class G, 0.647% 6/15/22 (d)(h)	219,000	153,300
Class H, 0.667% 6/15/22 (d)(h)	595,000	386,750
Class J, 0.707% 6/15/22 (d)(h)	694,000	381,700
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.9738% 8/25/34 (h)	1,093,318	1,027,709
Series 2005-A2 Class A7, 2.8011% 2/25/35 (h)	885,837	811,207
Series 2006-A6 Class A4, 3.6176% 10/25/33 (h)	774,417	692,356
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	7,424,000	7,703,866
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.6328% 7/25/35 (h)	2,178,515	1,629,312
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6428% 3/25/37 (h)	2,543,000	154,548
Permanent Financing No. 8 PLC floater Class 3C, 0.7743% 6/10/42 (h)	1,855,000	1,853,423
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.93% 10/25/35 (h)	4,152,718	3,614,006
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6471% 7/10/35 (d)(h)	1,756,996	943,155
Class B6, 3.1471% 7/10/35 (d)(h)	1,641,365	861,224
Series 2004-A:
Class B4, 1.4971% 2/10/36 (d)(h)	537,187	282,023
Class B5, 1.9971% 2/10/36 (d)(h)	358,376	189,294
Series 2004-B:
Class B4, 1.3971% 2/10/36 (d)(h)	440,459	225,427
Class B5, 1.8471% 2/10/36 (d)(h)	262,142	115,709
Class B6, 2.2971% 2/10/36 (d)(h)	51,057	16,864
Series 2004-C:
Class B4, 1.2471% 9/10/36 (d)(h)	592,386	310,114
Class B5, 1.6471% 9/10/36 (d)(h)	658,662	294,883
Class B6, 2.0471% 9/10/36 (d)(h)	40,911	13,014
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,011,265	997,823
Series 2004-SL3 Class A1, 7% 8/25/16	74,863	65,745
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7928% 6/25/33 (d)(h)	$ 414,484	$ 341,389
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	245,000	239,828
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (h)	34,011	17,544
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3508% 4/25/33 (h)	314,546	298,821
Series 2003-20 Class 1A1, 5.5% 7/25/33	303,378	302,685
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4625% 9/25/36 (h)	2,763,000	1,462,596
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3661% 7/25/36 (h)	26,354,286	25,848,089
Series 2006-5 Class A1, 0.4628% 10/25/46 (h)	9,962,651	9,701,676
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8459% 8/25/33 (h)	557,268	525,846
Series 2005-AR14 Class 1A1, 5.048% 12/25/35 (h)	3,097,632	2,935,393
Series 2005-AR3 Class A2, 2.7272% 3/25/35 (h)	1,445,408	1,273,902
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.0855% 12/25/34 (h)	3,605,228	3,494,194
Series 2004-H Class A1, 4.5375% 6/25/34 (h)	692,123	678,623
Series 2004-V Class 1A2, 3.1647% 10/25/34 (h)	1,568,205	1,506,382
Series 2004-W Class A9, 2.9943% 11/25/34 (h)	1,521,000	1,434,372
Series 2005-AR10 Class 2A2, 2.9762% 6/25/35 (h)	1,096,120	1,050,236
Series 2005-AR12:
Class 2A5, 2.9646% 7/25/35 (h)	11,270,000	10,367,184
Class 2A6, 2.9646% 7/25/35 (h)	2,143,815	1,973,557
Series 2005-AR2 Class 2A2, 2.8787% 3/25/35 (h)	2,798,117	2,562,774
Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (h)	1,851,973	1,676,302
Series 2006-AR8 Class 3A1, 5.2226% 4/25/36 (h)	12,051,935	10,621,282
TOTAL PRIVATE SPONSOR		176,334,100
U.S. Government Agency - 0.2%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	251,252	273,013
Series 2005-67 Class HD, 5.5% 12/25/30	5,685,890	5,951,767
Series 2006-4 Class PB, 6% 9/25/35	3,819,600	4,150,446
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	861,187	927,412
Series 2004-86 Class KC, 4.5% 5/25/19	683,912	718,875
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2005-41 Class LA, 5.5% 5/25/35	$ 3,719,420	$ 3,957,604
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,647,879	1,800,780
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	886,602	951,868
Series 2363 Class PF, 6% 9/15/16	1,166,914	1,251,643
Series 2425 Class JH, 6% 3/15/17	913,666	987,989
Series 3033 Class UD, 5.5% 10/15/30	2,335,000	2,443,068
Series 3049 Class DB, 5.5% 6/15/31	5,234,689	5,493,197
TOTAL U.S. GOVERNMENT AGENCY		28,907,662
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $162,504,699)		205,241,762
Commercial Mortgage Securities - 5.5%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1896% 2/14/43 (h)	2,029,000	2,153,874
Class A2, 7.1508% 2/14/43 (h)	1,275,000	1,386,618
Class A3, 7.2008% 2/14/43 (h)	1,377,000	1,481,363
Class PS1, 1.5207% 2/14/43 (h)(j)	5,467,575	176,183
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.91% 5/10/45 (h)	2,024,000	2,144,717
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	505,157	510,792
Series 2006-5:
Class A1, 5.185% 9/10/47	786,489	795,177
Class A2, 5.317% 9/10/47	8,231,000	8,391,907
Class A3, 5.39% 9/10/47	2,418,000	2,428,385
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,516,490
Series 2007-2 Class A1, 5.421% 4/10/49	440,846	454,436
Series 2007-4 Class A3, 6.0019% 2/10/51 (h)	1,729,000	1,764,296
Series 2006-6 Class E, 5.619% 10/10/45 (d)	1,002,000	152,017
Series 2007-3:
Class A3, 5.837% 6/10/49 (h)	2,896,000	2,997,151
Class A4, 5.837% 6/10/49 (h)	3,615,000	3,421,968
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	$ 118,863	$ 118,833
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	3,689,624
Series 2004-2:
Class A3, 4.05% 11/10/38	2,155,656	2,185,653
Class A4, 4.153% 11/10/38	2,199,000	2,221,920
Series 2004-4 Class A3, 4.128% 7/10/42	271,530	271,380
Series 2004-6 Class A2, 4.161% 12/10/42	1,819,949	1,832,924
Series 2005-1 Class A3, 4.877% 11/10/42	3,293,889	3,292,213
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	1,354,870	1,365,309
Series 2001-3 Class H, 6.562% 4/11/37 (d)	969,000	951,048
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	434,000	411,775
Class K, 6.15% 5/11/35 (d)	806,000	710,096
Series 2003-2 Class XP, 0.4312% 3/11/41 (d)(h)(j)	14,142,985	23,896
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	5,387,000	5,478,938
Series 2005-6 Class A3, 5.3503% 9/10/47 (h)	3,121,000	3,199,585
Series 2007-1 Class B, 5.543% 1/15/49	1,044,000	323,760
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6469% 3/15/22 (d)(h)	745,000	655,600
Class D, 0.6969% 3/15/22 (d)(h)	754,000	648,440
Class E, 0.7369% 3/15/22 (d)(h)	623,000	523,320
Class F, 0.8069% 3/15/22 (d)(h)	502,000	396,580
Class G, 0.8669% 3/15/22 (d)(h)	326,000	234,720
Series 2006-BIX1:
Class C, 0.5169% 10/15/19 (d)(h)	1,114,000	969,180
Class D, 0.5469% 10/15/19 (d)(h)	1,361,000	1,156,850
Class E, 0.5769% 10/15/19 (d)(h)	1,261,000	1,046,630
Class F, 0.6469% 10/15/19 (d)(h)	2,713,000	2,089,010
Class G, 0.6669% 10/15/19 (d)(h)	1,026,000	697,680
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1928% 12/25/33 (d)(h)	47,193	28,316
Series 2004-1:
Class A, 0.7028% 4/25/34 (d)(h)	1,272,558	1,005,321
Class B, 2.2428% 4/25/34 (d)(h)	139,190	69,595
Class M1, 0.9028% 4/25/34 (d)(h)	111,305	75,687
Class M2, 1.5428% 4/25/34 (d)(h)	103,034	59,759
Series 2004-2:
Class A, 0.7728% 8/25/34 (d)(h)	965,434	767,520
Class M1, 0.9228% 8/25/34 (d)(h)	107,787	68,984
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class A1, 0.7128% 1/25/35 (d)(h)	$ 2,209,412	$ 1,745,436
Class A2, 0.7628% 1/25/35 (d)(h)	309,421	207,312
Class M1, 0.8428% 1/25/35 (d)(h)	372,344	242,023
Class M2, 1.3428% 1/25/35 (d)(h)	169,306	104,970
Series 2005-2A:
Class A1, 0.6528% 8/25/35 (d)(h)	1,741,819	1,224,150
Class M1, 0.7728% 8/25/35 (d)(h)	82,122	40,708
Class M2, 0.8228% 8/25/35 (d)(h)	135,314	63,029
Class M3, 0.8428% 8/25/35 (d)(h)	75,123	32,934
Class M4, 0.9528% 8/25/35 (d)(h)	46,660	19,187
Series 2005-3A:
Class A1, 0.6628% 11/25/35 (d)(h)	604,583	438,020
Class A2, 0.7428% 11/25/35 (d)(h)	619,230	414,884
Class M2, 0.8328% 11/25/35 (d)(h)	61,115	28,791
Class M3, 0.8528% 11/25/35 (d)(h)	55,054	24,482
Class M4, 0.9428% 11/25/35 (d)(h)	68,186	28,474
Series 2005-4A:
Class A2, 0.7328% 1/25/36 (d)(h)	1,400,891	938,597
Class B1, 1.7428% 1/25/36 (d)(h)	81,637	28,573
Class M1, 0.7928% 1/25/36 (d)(h)	451,725	248,449
Class M2, 0.8128% 1/25/36 (d)(h)	91,433	45,717
Class M3, 0.8428% 1/25/36 (d)(h)	198,106	93,110
Class M4, 0.9528% 1/25/36 (d)(h)	74,018	31,087
Class M5, 0.9928% 1/25/36 (d)(h)	74,018	29,607
Class M6, 1.0428% 1/25/36 (d)(h)	78,372	29,781
Series 2006-1 Class A2, 0.7028% 4/25/36 (d)(h)	216,493	132,689
Series 2006-2A:
Class A1, 0.5728% 7/25/36 (d)(h)	4,218,142	2,916,424
Class A2, 0.6228% 7/25/36 (d)(h)	194,296	130,178
Class B3, 3.0428% 7/25/36 (d)(h)	74,360	20,338
Class M1, 0.6528% 7/25/36 (d)(h)	203,891	89,895
Class M2, 0.6728% 7/25/36 (d)(h)	97,148	39,928
Class M3, 0.6928% 7/25/36 (d)(h)	80,957	30,893
Class M5, 0.8128% 7/25/36 (d)(h)	67,164	22,641
Class M6, 0.8828% 7/25/36 (d)(h)	100,146	32,347
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (d)(h)	86,535	17,307
Class B3, 2.9428% 10/25/36 (d)(h)	101,413	18,254
Class M4, 0.7728% 10/25/36 (d)(h)	95,534	28,660
Class M5, 0.8228% 10/25/36 (d)(h)	114,226	30,841
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class M6, 0.9028% 10/25/36 (d)(h)	$ 330,909	$ 76,109
Series 2006-4A:
Class A1, 0.5728% 12/25/36 (d)(h)	739,602	517,943
Class A2, 0.6128% 12/25/36 (d)(h)	3,907,222	1,931,340
Class B1, 1.0428% 12/25/36 (d)(h)	20,319	4,438
Class B2, 1.5928% 12/25/36 (d)(h)	18,964	3,806
Class B3, 2.7928% 12/25/36 (d)(h)	150,072	27,223
Class M1, 0.6328% 12/25/36 (d)(h)	179,482	61,006
Class M2, 0.6528% 12/25/36 (d)(h)	119,203	37,597
Class M3, 0.6828% 12/25/36 (d)(h)	121,235	35,801
Class M4, 0.7428% 12/25/36 (d)(h)	144,940	40,293
Class M5, 0.7828% 12/25/36 (d)(h)	133,426	34,717
Class M6, 0.8628% 12/25/36 (d)(h)	119,203	28,633
Series 2007-1:
Class A2, 0.6128% 3/25/37 (d)(h)	839,250	545,512
Class B1, 1.0128% 3/25/37 (d)(h)	211,606	48,669
Class B2, 1.4928% 3/25/37 (d)(h)	152,069	28,893
Class B3, 3.6928% 3/25/37 (d)(h)	528,656	89,871
Class M1, 0.6128% 3/25/37 (d)(h)	186,500	80,195
Class M2, 0.6328% 3/25/37 (d)(h)	139,875	53,152
Class M3, 0.6628% 3/25/37 (d)(h)	58,102	19,174
Class M4, 0.7128% 3/25/37 (d)(h)	42,321	12,696
Class M5, 0.7628% 3/25/37 (d)(h)	154,938	43,383
Class M6, 0.8428% 3/25/37 (d)(h)	217,344	54,336
Series 2007-2A:
Class A1, 0.6128% 7/25/37 (d)(h)	1,565,394	1,142,737
Class A2, 0.6628% 7/25/37 (d)(h)	1,466,535	777,264
Class B1, 1.9428% 7/25/37 (d)(h)	396,250	67,363
Class B2, 2.5928% 7/25/37 (d)(h)	343,962	58,473
Class B3, 3.6928% 7/25/37 (d)(h)	386,446	67,628
Class M1, 0.7128% 7/25/37 (d)(h)	449,356	172,014
Class M2, 0.7528% 7/25/37 (d)(h)	234,482	73,862
Class M3, 0.8328% 7/25/37 (d)(h)	236,933	66,341
Class M4, 0.9928% 7/25/37 (d)(h)	493,475	118,434
Class M5, 1.0928% 7/25/37 (d)(h)	436,284	91,620
Class M6, 1.3428% 7/25/37 (d)(h)	553,934	102,478
Series 2007-3:
Class A2, 0.6328% 7/25/37 (d)(h)	765,688	392,262
Class B1, 1.2928% 7/25/37 (d)(h)	344,005	67,907
Class B2, 1.9428% 7/25/37 (d)(h)	987,626	167,501
Class B3, 4.3428% 7/25/37 (d)(h)	461,910	69,517
Class M1, 0.6528% 7/25/37 (d)(h)	304,472	114,512
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M2, 0.6828% 7/25/37 (d)(h)	$ 324,585	$ 113,085
Class M3, 0.7128% 7/25/37 (d)(h)	523,636	171,281
Class M4, 0.8428% 7/25/37 (d)(h)	918,964	267,786
Class M5, 0.9428% 7/25/37 (d)(h)	418,215	103,676
Class M6, 1.1428% 7/25/37 (d)(h)	317,650	73,949
Series 2007-4A:
Class B1, 2.8928% 9/25/37 (d)(h)	224,951	29,244
Class B2, 3.7928% 9/25/37 (d)(h)	1,023,913	122,870
Class M1, 1.2928% 9/25/37 (d)(h)	215,470	56,022
Class M2, 1.3928% 9/25/37 (d)(h)	215,470	47,403
Class M4, 1.9428% 9/25/37 (d)(h)	692,951	124,731
Class M5, 2.0928% 9/25/37 (d)(h)	692,951	103,943
Class M6, 2.2928% 9/25/37 (d)(h)	696,399	97,496
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	4,451,400	164,257
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(h)(j)	10,094,660	1,080,129
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7769% 3/15/19 (d)(h)	657,000	328,500
Class H, 0.9869% 3/15/19 (d)(h)	442,000	181,220
Class J, 1.1869% 3/15/19 (d)(h)	332,000	126,160
Series 2007-BBA8:
Class D, 0.5869% 3/15/22 (d)(h)	554,000	359,560
Class E, 0.6369% 3/15/22 (d)(h)	2,884,000	1,770,967
Class F, 0.6869% 3/15/22 (d)(h)	1,770,000	1,022,672
Class G, 0.7369% 3/15/22 (d)(h)	364,000	200,257
Class H, 0.8869% 3/15/22 (d)(h)	554,000	273,531
Class J, 1.0369% 3/15/22 (d)(h)	554,000	224,595
sequential payer:
2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	9,704,833
Series 2003-PWR2 Class A3, 4.834% 5/11/39	682,719	694,812
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,832,420	1,867,984
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	1,505,838	1,533,268
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,784,000	9,673,230
Series 2007-PW16 Class A4, 5.9076% 6/11/40 (h)	2,484,000	2,483,682
Series 2007-PW17 Class A1, 5.282% 6/11/50	847,956	861,929
Series 2007-PW18:
Class A2, 5.613% 6/11/50	605,000	623,574
Class A4, 5.7% 6/11/50	20,000,000	19,748,034
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	488,001	499,378
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2003-PWR2 Class X2, 0.5984% 5/11/39 (d)(h)(j)	$ 13,441,925	$ 90,061
Series 2003-T12 Class X2, 0.6287% 8/13/39 (d)(h)(j)	21,345,582	191,566
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,334,121
Series 2006-PW14 Class X2, 0.8482% 12/11/38 (d)(h)(j)	23,497,252	460,379
Series 2006-T22:
Class A1, 5.415% 4/12/38 (h)	192,454	192,795
Class A4, 5.6286% 4/12/38 (h)	217,000	227,308
Series 2007-PW15 Class A1, 5.016% 2/11/44	404,351	412,713
Series 2007-PW16:
Class B, 5.9076% 6/11/40 (d)(h)	277,000	99,570
Class C, 5.9076% 6/11/40 (d)(h)	231,000	71,513
Class D, 5.9076% 6/11/40 (d)(h)	231,000	59,990
Series 2007-PW18 Class X2, 0.4862% 6/11/50 (d)(h)(j)	161,976,505	2,168,266
Series 2007-T28:
Class A1, 5.422% 9/11/42	273,260	282,268
Class X2, 0.3328% 9/11/42 (d)(h)(j)	81,007,236	663,255
C-BASS Trust floater Series 2006-SC1 Class A, 0.6128% 5/25/36 (d)(h)	795,635	480,830
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	2,037,000	2,147,887
Class XCL, 2.3619% 5/15/35 (d)(h)(j)	23,674,010	754,443
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	695,000	694,165
Class F, 7.734% 1/15/32	376,000	373,984
Series 2000-3 Class G 6.887% 10/15/32 (d)	3,994,000	3,946,517
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(h)	1,743,879	1,792,059
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.6469% 8/16/21 (d)(h)	619,000	508,985
Class G, 0.6669% 8/15/21 (d)(h)	462,000	347,161
Class H, 0.7069% 8/15/21 (d)(h)	368,000	251,561
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,929,271	2,566,690
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	6,832,920	6,990,162
Class A2, 5.8882% 12/10/49 (h)	2,250,000	2,333,356
Class A4, 5.8882% 12/10/49 (h)	6,296,000	6,217,117
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2007-FL3A Class A2, 0.4769% 4/15/22 (d)(h)	$ 3,443,000	$ 3,024,588
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A3, 5.607% 10/15/48	6,300,000	6,454,283
Series 2007-CD4:
Class A1, 4.977% 12/11/49	338,114	341,544
Class A2A, 5.237% 12/11/49	1,543,000	1,573,360
Class A4, 5.322% 12/11/49	18,371,000	17,389,919
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,655,592
Class C, 5.476% 12/11/49	3,265,000	914,200
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0152% 5/15/46 (h)	1,734,000	1,771,736
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	936,360
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5669% 4/15/17 (d)(h)	3,884,000	3,146,040
Class C, 0.6069% 4/15/17 (d)(h)	1,395,000	1,102,050
Class D, 0.6469% 4/15/17 (d)(h)	802,000	617,540
Class E, 0.7069% 4/15/17 (d)(h)	247,000	185,250
Class F, 0.7469% 4/15/17 (d)(h)	140,000	91,000
Class G, 0.8869% 4/15/17 (d)(h)	140,000	74,200
Class H, 0.9569% 4/15/17 (d)(h)	140,000	53,200
Class J, 1.1869% 4/15/17 (d)(h)	108,000	30,240
Series 2005-FL11:
Class C, 0.6369% 11/15/17 (d)(h)	1,762,394	1,568,531
Class D, 0.6769% 11/15/17 (d)(h)	91,685	80,683
Class E, 0.7269% 11/15/17 (d)(h)	325,106	279,591
Class F, 0.7869% 11/15/17 (d)(h)	201,973	163,598
Class G, 0.8369% 11/15/17 (d)(h)	140,407	95,477
Series 2006-FL12 Class AJ, 0.4669% 12/15/20 (d)(h)	2,471,000	2,026,220
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	54,802	54,836
Series 2006-C8:
Class A3, 5.31% 12/10/46	4,941,000	4,963,534
Class A4, 5.306% 12/10/46	9,370,000	8,865,838
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,931,000	2,933,301
Series 2007-C9 Class A4, 6.0098% 12/10/49 (h)	3,836,000	3,862,730
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
sequential payer:
Series 2004-LBN2 Class X2, 1.0038% 3/10/39 (d)(h)(j)	$ 3,260,709	$ 20,171
Series 2006-C8:
Class B, 5.44% 12/10/46	3,003,000	1,052,622
Class XP, 0.6771% 12/10/46 (h)(j)	19,064,695	270,349
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	89,760	89,813
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	4,618,000	4,486,068
Series 2006-C5:
Class A1, 5.297% 12/15/39	363,725	368,509
Class AJ, 5.373% 12/15/39	3,511,000	1,824,091
Series 2007-C2:
Class A1, 5.269% 1/15/49	334,313	336,576
Class A3, 5.542% 1/15/49 (h)	3,468,000	3,166,317
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	200,099	202,901
Class A4, 5.9118% 6/15/39 (h)	1,923,000	1,761,767
Series 2006-C4 Class AAB, 5.439% 9/15/39	9,869,000	10,238,938
Series 2006-C5 Class ASP, 0.8719% 12/15/39 (h)(j)	12,105,276	242,026
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	3,962,000	3,533,465
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6869% 4/15/22 (d)(h)	6,186,000	2,412,540
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,734,000	1,816,601
Series 2002-CP5 Class A1, 4.106% 12/15/35	127,541	130,216
Series 2004-C1:
Class A3, 4.321% 1/15/37	470,608	478,708
Class A4, 4.75% 1/15/37	807,000	823,701
Series 1998-C1 Class D, 7.17% 5/17/40	160,753	162,635
Series 1999-C1 Class E, 8.1581% 9/15/41 (h)	756,998	755,162
Series 2001-CK6 Class AX, 1.1925% 8/15/36 (h)(j)	4,646,929	48,406
Series 2001-CKN5 Class AX, 2.3088% 9/15/34 (d)(h)(j)	14,102,861	249,599
Series 2003-C4 Class ASP, 0.6195% 8/15/36 (d)(h)(j)	10,667,693	15,306
Series 2004-C1 Class ASP, 1.1321% 1/15/37 (d)(h)(j)	66,610,080	504,998
Series 2006-C1 Class A3, 5.711% 2/15/39 (h)	9,156,000	9,341,220
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4869% 2/15/22 (d)(h)	$ 656,000	$ 426,400
Series 2007-TFL1:
Class C:
0.5069% 2/15/22 (d)(h)	1,521,000	836,550
0.6069% 2/15/22 (d)(h)	543,000	244,350
Class F, 0.6569% 2/15/22 (d)(h)	1,086,000	434,400
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	123,620	125,110
Series 2007-C1:
Class ASP, 0.6107% 2/15/40 (h)(j)	32,463,287	429,142
Class B, 5.487% 2/15/40 (d)(h)	2,651,000	304,865
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	618,000	605,436
Class G, 6.936% 3/15/33 (d)	1,141,000	1,094,765
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	29,361,000	26,882,145
Series 2001-1 Class X1, 1.255% 5/15/33 (d)(h)(j)	17,434,968	125,108
Series 2004-C1 Class X2, 1.3009% 11/10/38 (d)(h)(j)	10,407,656	62,874
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	495,000	367,758
Series 2007-C1 Class XP, 0.3803% 12/10/49 (h)(j)	34,049,051	233,893
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8423% 4/10/40 (d)(h)(j)	11,258,538	34,423
Series 2004-C3 Class X2, 0.8072% 12/10/41 (h)(j)	19,057,781	158,896
Series 2005-C1 Class X2, 0.8502% 5/10/43 (h)(j)	7,937,457	79,765
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.47% 11/5/21 (d)(h)	652,000	443,643
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	821,511	830,781
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,735,736	1,792,750
Class A2, 5.597% 12/10/49	3,468,000	3,564,963
Series 2007-GG9:
Class A1, 5.233% 3/10/39	6,950	6,946
Class A4, 5.444% 3/10/39	16,142,000	15,598,770
Series 2003-C1 Class XP, 2.1997% 7/5/35 (d)(h)(j)	6,800,587	1,193
Series 2003-C2 Class XP, 1.0601% 1/5/36 (d)(h)(j)	10,508,949	50,738
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (d)(h)(j)	$ 33,348,716	$ 411,727
Series 2006-GG7:
Class A3, 6.0847% 7/10/38 (h)	4,571,000	4,696,679
Class A4, 6.0847% 7/10/38 (h)	13,274,000	13,465,188
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	41,221,706	463,954
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5247% 6/6/20 (d)(h)	88,000	65,120
Class D, 0.5647% 6/6/20 (d)(h)	414,000	260,820
Class E, 0.6547% 6/6/20 (d)(h)	479,000	292,190
Class F, 0.7247% 6/6/20 (d)(h)	681,000	394,980
Series 2007-EOP:
Class C, 0.6047% 3/6/20 (d)(h)	1,781,000	1,585,090
Class D, 0.6547% 3/6/20 (d)(h)	7,692,000	6,768,960
Class F, 0.7647% 3/6/20 (d)(h)	146,000	125,560
Class G, 0.8047% 3/6/20 (d)(h)	74,000	61,420
Class H, 0.9347% 3/6/20 (d)(h)	446,000	370,180
Class J, 1.1347% 3/6/20 (d)(h)	639,000	523,980
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	538,000	553,121
Series 2005-GG4 Class XP, 0.7072% 7/10/39 (d)(h)(j)	34,023,670	462,715
Series 2006-GG6:
Class A2, 5.506% 4/10/38	10,168,000	10,299,087
Class A3, 5.7439% 4/10/38 (h)	20,000,000	20,685,996
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	9,531,000	9,726,710
Class A4, 5.56% 11/10/39 (h)	34,187,000	33,524,569
Series 2007-GG10:
Class A1, 5.69% 8/10/45	532,954	548,972
Class A2, 5.778% 8/10/45	826,000	845,122
Class A4, 5.9988% 8/10/45 (h)	19,038,000	17,875,646
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1053% 1/15/38 (d)(h)(j)	2,560,503	17,586
Series 2004-CB8 Class X2, 1.2067% 1/12/39 (d)(h)(j)	2,558,698	21,532
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5069% 11/15/18 (d)(h)	$ 1,446,850	$ 1,027,264
Class C, 0.5469% 11/15/18 (d)(h)	1,027,596	667,938
Class D, 0.5669% 11/15/18 (d)(h)	228,210	134,644
Class E, 0.6169% 11/15/18 (d)(h)	417,298	237,860
Class F, 0.6669% 11/15/18 (d)(h)	625,295	331,406
Class G, 0.6969% 11/15/18 (d)(h)	543,791	277,334
Class H, 0.8369% 11/15/18 (d)(h)	417,298	196,130
sequential payer:
Series 2005-CB11 Class A2, 5.016% 8/12/37	1,061,853	1,060,492
Series 2006-CB14 Class A3B, 5.6694% 12/12/44 (h)	5,157,000	5,266,964
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	2,611,000	2,684,166
Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,725,000	2,750,922
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (h)	824,000	827,716
Class A3, 5.336% 5/15/47	10,293,000	9,892,358
Series 2007-CB18 Class A4, 5.44% 6/12/47	4,270,000	4,135,533
Series 2007-CB19 Class A4, 5.9366% 2/12/49 (h)	16,081,000	15,534,839
Series 2007-CB20 Class A4, 5.794% 2/12/51	17,256,000	17,098,850
Series 2007-LD11 Class A2, 5.9913% 6/15/49 (h)	4,868,000	4,986,295
Series 2007-LDP10 Class A1, 5.122% 1/15/49	127,515	129,703
Series 2007-LDPX Class A3, 5.412% 1/15/49	9,962,000	9,334,793
Series 2004-LDP4 Class D, 5.2913% 10/15/42 (h)	1,561,000	861,411
Series 2005-CB13 Class E, 5.5269% 1/12/43 (d)(h)	877,000	299,270
Series 2006-CB17 Class A3, 5.45% 12/12/43	494,000	518,163
Series 2007-CB19:
Class B, 5.9366% 2/12/49 (h)	148,000	49,763
Class C, 5.9366% 2/12/49 (h)	388,000	130,447
Class D, 5.9366% 2/12/49 (h)	407,000	124,374
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	331,000	54,394
Class CS, 5.466% 1/15/49 (h)	143,000	22,349
Class ES, 5.5451% 1/15/49 (d)(h)	896,000	44,771
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	715,000	715,980
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1496% 7/15/44 (h)	1,403,000	1,343,026
Series 1998-C1 Class D, 6.98% 2/18/30	712,574	719,472
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	$ 330,431	$ 339,836
Series 2001-C3 Class A1, 6.058% 6/15/20	45,544	46,090
Series 2006-C1 Class A2, 5.084% 2/15/31	795,513	806,180
Series 2006-C3 Class A1, 5.478% 3/15/32	71,685	72,311
Series 2006-C6:
Class A1, 5.23% 9/15/39	216,489	218,400
Class A2, 5.262% 9/15/39 (h)	3,026,000	3,089,016
Series 2006-C7:
Class A1, 5.279% 11/15/38	519,078	528,105
Class A2, 5.3% 11/15/38	1,907,000	1,948,335
Class A3, 5.347% 11/15/38	3,172,000	3,164,052
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	218,437	222,460
Class A4, 5.424% 2/15/40	20,427,000	19,823,566
Series 2007-C2:
Class A1, 5.226% 2/15/40	558,879	566,018
Class A3, 5.43% 2/15/40	4,646,000	4,468,342
Series 2000-C5 Class E, 7.29% 12/15/32	121,000	122,323
Series 2001-C3 Class B, 6.512% 6/15/36	3,352,000	3,476,796
Series 2001-C7 Class D, 6.514% 11/15/33	1,907,000	1,918,054
Series 2004-C2 Class XCP, 1.2292% 3/15/36 (d)(h)(j)	19,326,007	165,722
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	212,763	215,382
Series 2005-C3 Class XCP, 0.9157% 7/15/40 (h)(j)	5,845,545	73,875
Series 2006-C3 Class A3 5.689% 3/15/32	1,025,000	1,059,605
Series 2006-C6 Class XCP, 0.8541% 9/15/39 (h)(j)	9,856,970	179,305
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	3,815,000	801,099
Class D, 5.563% 2/15/40 (h)	694,000	118,239
Class E, 5.582% 2/15/40 (h)	347,000	50,668
Class XCP, 0.5131% 2/15/40 (h)(j)	3,961,998	50,886
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	3,917,000	3,784,920
Series 2007-C7:
Class A3, 5.866% 9/15/45	5,670,000	5,545,580
Class XCP, 0.4535% 9/15/45 (h)(j)	136,095,336	1,584,422
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	496,000	511,157
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	2,625,000	2,310,000
Class C, 4.13% 11/20/37 (d)	7,480,000	6,358,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5669% 9/15/21 (d)(h)	$ 555,142	$ 460,940
Class E, 0.6269% 9/15/21 (d)(h)	2,003,583	1,568,455
Class F, 0.6769% 9/15/21 (d)(h)	965,627	700,675
Class G, 0.6969% 9/15/21 (d)(h)	1,906,832	1,249,987
Class H, 0.7369% 9/15/21 (d)(h)	492,207	195,596
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	3,078,000	3,248,839
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	206,854	208,782
Series 2005-MKB2 Class A2, 4.806% 9/12/42	3,049,420	3,053,341
Series 2007-C1 Class A1, 4.533% 6/12/50	506,009	511,594
Series 2005-CKI1 Class A3, 5.405% 11/12/37 (h)	2,847,000	2,904,582
Series 2005-LC1 Class F, 5.5536% 1/12/44 (d)(h)	1,509,000	522,940
Series 2006-C1 Class A2, 5.7934% 5/12/39 (h)	2,445,000	2,547,231
Series 2007-C1:
Class A3, 6.0197% 6/12/50 (h)	7,212,000	7,246,843
Class A4, 6.0197% 6/12/50 (h)	6,564,000	6,472,099
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	3,608,476
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3701% 12/12/49 (h)	808,000	748,374
sequential payer:
Series 2006-1 CLass A3, 5.6441% 2/12/39 (h)	1,845,000	1,893,870
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	1,490,000	1,541,956
Series 2007-5:
Class A1, 4.275% 8/12/48	79,154	79,845
Class A3, 5.364% 8/12/48	676,000	663,454
Class A4, 5.378% 8/12/48	20,069,000	18,261,134
Class B, 5.479% 2/12/17	5,202,000	359,598
Series 2007-6:
Class A1, 5.175% 3/12/51	107,213	108,852
Class A2, 5.331% 3/12/51	20,000,000	20,583,450
Class A4, 5.485% 3/12/51 (h)	24,350,000	22,514,341
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	6,069,000	5,797,810
Series 2007-8 Class A1, 4.622% 8/12/49	385,008	392,257
Series 2007-9:
Class A2, 5.59% 9/12/49	8,734,000	9,034,044
Class A4, 5.7% 9/12/49	185,000	181,410
Class ASB, 5.644% 9/12/49	12,500,000	12,959,520
Series 2006-4 Class XP, 0.816% 12/12/49 (h)(j)	36,416,050	745,036
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-6 Class B, 5.635% 3/12/51 (h)	$ 1,734,000	$ 489,802
Series 2007-7 Class B, 5.75% 6/12/50	1,295,000	225,455
Series 2007-8 Class A3, 6.1549% 8/12/49 (h)	1,496,000	1,487,877
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.797% 8/15/19 (d)(h)	35,197	31,677
Series 2006-XLF:
Class C, 1.537% 7/15/19 (d)(h)	671,000	92,263
Class F, 0.657% 7/15/19 (d)(h)	1,669,000	1,502,100
Class G, 0.697% 7/15/19 (d)(h)	948,000	663,600
Series 2007-XCLA Class A1, 0.537% 7/17/17 (d)(h)	2,084,473	875,479
Series 2007-XLCA Class B, 0.837% 7/17/17 (d)(h)	2,033,616	61,008
Series 2007-XLFA:
Class C, 0.497% 10/15/20 (d)(h)	995,000	398,000
Class D, 0.527% 10/15/20 (d)(h)	545,000	125,350
Class E, 0.587% 10/15/20 (d)(h)	681,000	88,530
Class F, 0.637% 10/15/20 (d)(h)	409,000	36,810
Class G, 0.677% 10/15/20 (d)(h)	505,000	35,350
Class H, 0.767% 10/15/20 (d)(h)	318,000	9,540
Class J, 0.917% 10/15/20 (d)(h)	363,000	7,260
Class MHRO, 1.027% 10/15/20 (d)(h)	482,325	72,349
Class MJPM, 1.337% 10/15/20 (d)(h)	113,175	79,223
Class MSTR, 1.037% 10/15/20 (d)(h)	210,691	31,604
Class NHRO, 1.227% 10/15/20 (d)(h)	734,010	95,421
Class NSTR, 1.187% 10/15/20 (d)(h)	191,450	24,888
sequential payer:
Series 2003-IQ5 Class X2, 0.9866% 4/15/38 (d)(h)(j)	5,338,545	56,563
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,575,000	2,584,873
Series 2006-HQ10 Class A1, 5.131% 11/12/41	400,643	406,349
Series 2006-T23 Class A1, 5.682% 8/12/41	1,167,160	1,193,332
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	347,740	354,162
Class A31, 5.439% 2/12/44 (h)	7,959,000	8,031,861
Series 2007-IQ13 Class A1, 5.05% 3/15/44	376,226	383,948
Series 2007-IQ14 Class A1, 5.38% 4/15/49	913,978	940,712
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,680,000	9,567,337
Series 2007-T25:
Class A1, 5.391% 11/12/49	242,842	249,451
Class A2, 5.507% 11/12/49	1,705,000	1,787,096
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-T27 Class A4, 5.8023% 6/11/42 (h)	$ 3,492,000	$ 3,584,132
Series 2003-IQ6 Class X2, 0.7193% 12/15/41 (d)(h)(j)	11,219,769	99,828
Series 2005-IQ9 Class X2, 1.2108% 7/15/56 (d)(h)(j)	20,376,975	332,654
Series 2006-HQ10 Class X2, 0.6959% 11/12/41 (d)(h)(j)	8,899,255	108,574
Series 2006-HQ8 Class A3, 5.61% 3/12/44 (h)	2,689,000	2,749,633
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	2,573,000	1,659,585
Series 2006-IQ11:
Class A3, 5.9045% 10/15/42 (h)	2,878,000	2,990,994
Class A4, 5.9405% 10/15/42 (h)	520,000	538,716
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,734,000	598,230
Series 2006-T23 Class A3, 5.9806% 8/12/41 (h)	885,000	924,426
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	3,144,000	1,116,120
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	2,601,000	2,401,756
Class AAB, 5.654% 4/15/49	4,940,000	5,132,590
Class B, 5.9135% 4/15/49 (h)	426,000	125,670
Series 2007-XLC1:
Class C, 0.937% 7/17/17 (d)(h)	2,738,874	82,166
Class D, 1.037% 7/17/17 (d)(h)	1,289,823	38,695
Class E, 1.137% 7/17/17 (d)(h)	1,049,163	31,475
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	21,612	22,118
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	1,190,773	1,194,985
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	212,122	220,849
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,474,000	1,507,000
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5369% 1/15/18 (d)(h)	1,041,000	1,038,504
Series 2006-WL7A:
Class E, 0.6169% 9/15/21 (d)(h)	1,481,000	795,589
Class F, 0.6769% 8/11/18 (d)(h)	1,532,000	758,959
Class G, 0.6969% 8/11/18 (d)(h)	1,452,000	694,838
Class J, 0.9369% 8/11/18 (d)(h)	323,000	65,262
Series 2007-WHL8:
Class AP1, 1.0369% 6/15/20 (d)(h)	93,624	51,493
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP2, 1.1369% 6/15/20 (d)(h)	$ 157,378	$ 78,689
Class F, 0.8169% 6/15/20 (d)(h)	3,844,000	961,000
Class LXR1, 1.0369% 6/15/20 (d)(h)	212,473	106,237
Class LXR2, 1.1369% 6/15/20 (d)(h)	2,620,829	1,048,332
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	428,371	429,989
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	3,205,966	3,236,221
Series 2003-C8 Class A3, 4.445% 11/15/35	7,552,000	7,696,767
Series 2004-C14 Class A2, 4.368% 8/15/41	9,219,510	9,352,266
Series 2006-C27 Class A2, 5.624% 7/15/45	1,549,000	1,573,012
Series 2006-C29:
Class A1, 5.11% 11/15/48	665,045	674,445
Class A3, 5.313% 11/15/48	4,606,000	4,683,722
Class A4, 5.308% 11/15/48	12,000,000	12,028,475
Series 2007-C30:
Class A1, 5.031% 12/15/43	171,869	174,046
Class A3, 5.246% 12/15/43	1,489,000	1,483,665
Class A4, 5.305% 12/15/43	510,000	491,146
Class A5, 5.342% 12/15/43	1,855,000	1,637,504
Series 2007-C31:
Class A1, 5.14% 4/15/47	177,088	179,275
Class A4, 5.509% 4/15/47	6,419,000	5,857,476
Series 2007-C32:
Class A2, 5.7351% 6/15/49 (h)	2,081,000	2,135,357
Class A3, 5.9286% 6/15/49 (h)	28,312,000	26,943,695
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(h)	824,000	675,851
Series 2003-C8 Class XP, 0.4798% 11/15/35 (d)(h)(j)	3,313,108	7,905
Series 2003-C9 Class XP, 0.6562% 12/15/35 (d)(h)(j)	5,466,593	13,132
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(h)	1,333,000	1,239,690
Class 180B, 5.5782% 10/15/41 (d)(h)	607,000	546,300
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,183,104
Series 2005-C22:
Class B, 5.5348% 12/15/44 (h)	3,845,000	2,116,642
Class F, 5.5348% 12/15/44 (d)(h)	2,892,000	767,619
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	1,734,000	507,266
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	5,202,000	820,807
Class D, 5.513% 12/15/43 (h)	2,774,000	328,603
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class XP, 0.6284% 12/15/43 (d)(h)(j)	$ 19,971,765	$ 295,121
Series 2007-C31 Class C, 5.8829% 4/15/47 (h)	4,147,000	835,307
Series 2007-C31A Class A2, 5.421% 4/15/47	11,870,000	12,109,881
Series 2007-C32:
Class D, 5.9286% 6/15/49 (h)	1,303,000	238,297
Class E, 5.9286% 6/15/49 (h)	2,054,000	335,953
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33:
Class A4, 6.0995% 2/15/51 (h)	1,500,000	1,402,577
Class A5, 6.0995% 2/15/51 (h)	2,818,000	2,621,593
Series 2007-C33 Class B, 6.0995% 2/15/51 (h)	2,916,000	903,151
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $742,384,573)		912,020,361
Municipal Securities - 0.3%

California Gen. Oblig.:
5.25% 4/1/14	9,500,000	9,920,470
6.2% 3/1/19	7,000,000	7,259,910
7.5% 4/1/34	6,800,000	7,134,900
7.55% 4/1/39	10,200,000	10,800,474
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	9,780,000	9,875,355
TOTAL MUNICIPAL SECURITIES (Cost $43,587,036)		44,991,109
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,256,291)	2,128,000	2,300,028
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $497,530)	528,000	568,529
Bank Notes - 0.0%

National City Bank, Cleveland 0.3519% 3/1/13 (h) (Cost $2,917,521)	3,474,000	3,339,383
Fixed-Income Funds - 22.4%
	Shares	Value
Fidelity Corporate Bond 1-10 Year Central Fund (i)	6,156,773	$ 650,032,093
Fidelity Mortgage Backed Securities Central Fund (i)	27,716,312	2,889,148,322
Fidelity Specialized High Income Central Fund (i)	1,889,464	178,686,644
TOTAL FIXED-INCOME FUNDS (Cost $3,606,876,867)		3,717,867,059
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)	$ 735,000	558,540
MUFG Capital Finance 1 Ltd. 6.346% (h)	5,858,000	5,312,547
TOTAL PREFERRED SECURITIES (Cost $4,481,637)		5,871,087
Cash Equivalents - 4.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $702,071,000)	$ 702,087,295	702,071,000
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $16,028,449,040)		16,899,634,599
NET OTHER ASSETS - (1.8)%		(299,687,061)
NET ASSETS - 100%		$ 16,599,947,538
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 325,000,000	$ 353,308
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $806,211,486 or 4.9% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $16,316,416 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$702,071,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 47,271,070
Bank of America, NA	447,009,127
J.P. Morgan Securities, Inc.	47,768,001
Mizuho Securities USA, Inc.	160,022,802
$ 702,071,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 10,202,876
Fidelity Mortgage Backed Securities Central Fund	75,573,139
Fidelity Specialized High Income Central Fund	9,534,598
Total	$ 95,310,613
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 264,894,560	$ 650,771,236	$ 270,639,073	$ 650,032,093	27.6%
Fidelity Corporate Bond 1-5 Year Central Fund	114,361,754	-	115,884,085*	-	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,354,698,653	476,067,725	-	2,889,148,322	35.6%
Fidelity Specialized High Income Central Fund	159,633,558	9,534,382	-	178,686,644	41.1%
Total	$ 2,893,588,525	$ 1,136,373,343	$ 386,523,158	$ 3,717,867,059
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,258,855,744	$ -	$ 3,258,855,744	$ -
U.S. Government and Government Agency Obligations	6,474,908,823	-	6,474,908,823	-
U.S. Government Agency - Mortgage Securities	1,057,290,875	-	1,057,290,875	-
Asset-Backed Securities	514,308,839	-	498,827,270	15,481,569
Collateralized Mortgage Obligations	205,241,762	-	200,848,636	4,393,126
Commercial Mortgage Securities	912,020,361	-	878,725,414	33,294,947
Municipal Securities	44,991,109	-	44,991,109	-
Foreign Government and Government Agency Obligations	2,300,028	-	2,300,028	-
Supranational Obligations	568,529	-	568,529	-
Bank Notes	3,339,383	-	3,339,383	-
Fixed-Income Funds	3,717,867,059	3,717,867,059	-	-
Preferred Securities	5,871,087	-	5,871,087	-
Cash Equivalents	702,071,000	-	702,071,000	-
Total Investments in Securities:	$ 16,899,634,599	$ 3,717,867,059	$ 13,128,597,898	$ 53,169,642
Derivative Instruments:
Assets
Swap Agreements	$ 353,308	$ -	$ 353,308	$ -
Other Financial Instruments:
Forward Commitments	$ (1,022,802)	$ -	$ (1,022,802)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 88,355,935
Total Realized Gain (Loss)	3,027,821
Total Unrealized Gain (Loss)	5,572,991
Cost of Purchases	157,880
Proceeds of Sales	(12,547,981)
Amortization/Accretion	1,879,654
Transfers in to Level 3	14,036,013
Transfers out of Level 3	(47,312,671)
Ending Balance	$ 53,169,642
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 6,262,755

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $15,959,444,148. Net unrealized appreciation aggregated $940,190,451, of which $967,265,882 related to appreciated investment securities and $27,075,431 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Short-Term Bond Fund -
Short-Term Bond
Class F

May 31, 2010

1.804842.106

STP-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 16,316	$ 17,018
5.875% 3/15/11	5,853	6,034
		23,052
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,475
Household Durables - 0.3%
Fortune Brands, Inc.:
3% 6/1/12	6,820	6,897
5.125% 1/15/11	9,301	9,511
Whirlpool Corp. 6.125% 6/15/11	7,250	7,532
		23,940
Media - 1.1%
Comcast Cable Communications, Inc. 6.75% 1/30/11	23,665	24,503
Comcast Corp. 5.45% 11/15/10	1,150	1,173
COX Communications, Inc. 7.125% 10/1/12	18,400	20,481
NBC Universal, Inc. 3.65% 4/30/15 (d)	7,820	7,918
News America, Inc. 5.3% 12/15/14	9,474	10,342
Time Warner Cable, Inc. 5.4% 7/2/12	12,680	13,592
Time Warner, Inc. 5.5% 11/15/11	7,670	8,098
		86,107
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	6,373	7,096
7.75% 4/1/11	7,050	7,401
		14,497
TOTAL CONSUMER DISCRETIONARY		153,071
CONSUMER STAPLES - 1.1%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13 (d)	12,819	12,846
7.2% 1/15/14 (d)	11,100	12,654
Diageo Capital PLC 5.2% 1/30/13	2,405	2,614
Diageo Finance BV 5.5% 4/1/13	8,519	9,369
The Coca-Cola Co. 3.625% 3/15/14	590	624
		38,107
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.3%
Cargill, Inc. 5.2% 1/22/13 (d)	$ 2,175	$ 2,337
Kraft Foods, Inc.:
2.625% 5/8/13	14,534	14,736
5.625% 11/1/11	7,653	8,088
		25,161
Household Products - 0.2%
Procter & Gamble Co. 4.6% 1/15/14	12,134	13,160
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	9,502	10,205
TOTAL CONSUMER STAPLES		86,633
ENERGY - 1.5%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	423
Oil, Gas & Consumable Fuels - 1.5%
Cenovus Energy, Inc. 4.5% 9/15/14 (d)	11,287	11,908
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	6,530	6,634
Duke Energy Field Services:
6.875% 2/1/11	454	470
7.875% 8/16/10	211	214
EnCana Corp. 6.3% 11/1/11	936	992
Enterprise Products Operating LP 4.6% 8/1/12	9,289	9,712
Gazstream SA 5.625% 7/22/13 (d)	6,809	6,757
Nexen, Inc. 5.05% 11/20/13	334	358
NGPL PipeCo LLC 6.514% 12/15/12 (d)	6,699	6,864
Petroleum Export Ltd.:
4.623% 6/15/10 (d)	321	320
4.633% 6/15/10 (d)	200	200
Plains All American Pipeline LP:
4.25% 9/1/12	9,200	9,596
7.75% 10/15/12	1,925	2,138
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	3,544	3,656
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	8,777	9,474
Shell International Finance BV 1.875% 3/25/13	14,810	14,856
Southeast Supply Header LLC 4.85% 8/15/14 (d)	9,401	9,773
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc. 6.375% 10/1/10 (d)	$ 11,000	$ 11,131
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,517
		114,570
TOTAL ENERGY		114,993
FINANCIALS - 12.9%
Capital Markets - 1.9%
Bear Stearns Companies, Inc.:
5.35% 2/1/12	401	425
6.95% 8/10/12	11,000	12,081
Goldman Sachs Group, Inc.:
3.625% 8/1/12	21,000	21,111
4.75% 7/15/13	5,401	5,496
5.25% 10/15/13	5,033	5,237
6% 5/1/14	679	716
6.6% 1/15/12	450	472
6.875% 1/15/11	37	38
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	5,672	5,755
JPMorgan Chase & Co. 1.1597% 2/26/13 (h)	15,000	14,971
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	7,360	7,680
6.05% 8/15/12	4,605	4,840
Morgan Stanley:
0.5953% 1/9/14 (h)	435	400
2.9228% 5/14/13 (h)	8,000	7,986
5.25% 11/2/12	6,750	7,054
6% 5/13/14	13,390	13,880
6.6% 4/1/12	12,995	13,673
Northern Trust Corp. 4.625% 5/1/14	1,346	1,448
The Bank of New York, Inc. 4.3% 5/15/14	5,445	5,795
UBS AG Stamford Branch 1.5841% 2/23/12 (h)	14,500	14,487
		143,545
Commercial Banks - 4.9%
American Express Centurion Bank 5.2% 11/26/10	229	233
ANZ National International Ltd. 2.375% 12/21/12 (d)	17,422	17,505
Bank of Nova Scotia 2.25% 1/22/13	24,370	24,782
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	17,770	18,060
Barclays Bank PLC 2.5% 1/23/13	17,050	16,739
Chase Manhattan Corp. 7.875% 6/15/10	10,726	10,748
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Commonwealth Bank of Australia:
0.821% 3/19/13 (d)(h)	$ 15,350	$ 15,373
3.75% 10/15/14 (d)	16,410	16,724
Credit Agricole SA:
0.4322% 6/7/11 (d)(h)	10,000	9,917
3.5% 4/13/15 (d)	5,100	4,985
Credit Suisse New York Branch:
3.45% 7/2/12	8,559	8,838
5% 5/15/13	28,191	29,987
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (d)(h)	1,144	1,076
HSBC Holdings PLC 0.4915% 10/6/16 (h)	770	756
ING Bank NV 2.65% 1/14/13 (d)	14,190	14,111
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (d)(h)	485	473
National Australia Bank Ltd. 2.35% 11/16/12 (d)	18,048	18,216
PNC Funding Corp.:
0.4778% 1/31/12 (h)	470	465
3% 5/19/14	8,490	8,507
3.625% 2/8/15	8,119	8,283
Rabobank Nederland NV 2.65% 8/17/12 (d)	39,550	40,205
Regions Financial Corp. 4.875% 4/26/13	7,700	7,678
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	17,050	17,041
Santander US Debt SA Unipersonal 2.485% 1/18/13 (d)	14,500	14,208
Sovereign Bank 2.0544% 8/1/13 (h)	1,101	1,088
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	22,266	22,594
US Bancorp 4.2% 5/15/14	8,510	8,926
Wachovia Corp. 0.4428% 4/23/12 (h)	49	48
Wells Fargo & Co.:
3.625% 4/15/15	7,400	7,488
4.375% 1/31/13	10,956	11,472
5.25% 10/23/12	3,290	3,523
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	682	685
Westpac Banking Corp.:
0.8449% 4/8/13 (d)(h)	8,700	8,705
2.25% 11/19/12	13,520	13,585
		383,024
Consumer Finance - 1.6%
American Honda Finance Corp. 2.375% 3/18/13 (d)	3,000	3,023
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
5.7% 9/15/11	$ 3,618	$ 3,773
7.375% 5/23/14	13,000	14,769
Caterpillar Financial Services Corp. 2% 4/5/13	5,668	5,703
Discover Financial Services 0.7856% 6/11/10 (h)	542	542
General Electric Capital Corp.:
2.8% 1/8/13	4,000	4,040
3.5% 8/13/12	70,000	71,906
5.9% 5/13/14	7,870	8,598
Household Finance Corp. 6.375% 10/15/11	378	400
HSBC Finance Corp.:
5.25% 1/14/11	268	273
5.9% 6/19/12	6,125	6,526
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	2,392	2,493
		122,046
Diversified Financial Services - 2.3%
Bank of America Corp. 5.375% 8/15/11	8,270	8,608
BB&T Corp. 3.375% 9/25/13	6,700	6,858
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	11,280	11,214
BP Capital Markets PLC 3.125% 3/10/12	8,461	8,588
Citigroup, Inc.:
0.5351% 5/18/11 (h)	5,200	5,144
5.3% 10/17/12	23,427	24,301
5.5% 4/11/13	6,500	6,696
6.5% 1/18/11	174	179
6.5% 8/19/13	7,379	7,772
Deutsche Bank AG London Branch 2.375% 1/11/13	29,670	29,476
Iberbond 2004 PLC 4.826% 12/24/17 (j)	7,083	6,516
JPMorgan Chase & Co.:
4.75% 5/1/13	9,337	9,915
4.891% 9/1/15 (h)	13,913	13,880
6.75% 2/1/11	50	52
MassMutual Global Funding II 3.625% 7/16/12 (d)	4,300	4,445
New York Life Global Fund:
2.25% 12/14/12 (d)	6,570	6,668
5.25% 10/16/12 (d)	10,930	11,834
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)	1,425	1,418
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Pricoa Global Funding I 5.45% 6/11/14 (d)	$ 5,730	$ 6,177
Prime Property Funding, Inc.:
5.35% 4/15/12 (d)	628	639
5.5% 1/15/14 (d)	144	142
USAA Capital Corp. 3.5% 7/17/14 (d)	9,044	9,292
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	500	450
		180,264
Insurance - 0.9%
Berkshire Hathaway, Inc. 2.125% 2/11/13	14,470	14,627
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (d)(h)	8,708	8,676
MetLife, Inc. 6.125% 12/1/11	175	185
Metropolitan Life Global Funding I:
2.5% 1/11/13 (d)	11,430	11,512
2.875% 9/17/12 (d)	11,731	11,988
5.125% 6/10/14 (d)	5,093	5,463
5.75% 7/25/11 (d)	6,550	6,859
Monumental Global Funding II 5.65% 7/14/11 (d)	146	151
Prudential Financial, Inc. 3.625% 9/17/12	9,639	9,841
		69,302
Real Estate Investment Trusts - 0.0%
AvalonBay Communities, Inc. 5.5% 1/15/12	570	600
Developers Diversified Realty Corp. 4.625% 8/1/10	884	885
Duke Realty LP 4.625% 5/15/13	114	117
Federal Realty Investment Trust 5.4% 12/1/13	150	160
		1,762
Real Estate Management & Development - 0.7%
Arden Realty LP 8.5% 11/15/10	7,855	8,091
Brandywine Operating Partnership LP 5.625% 12/15/10	13,832	14,048
Colonial Properties Trust 4.8% 4/1/11	7	7
Duke Realty LP 5.625% 8/15/11	4,925	5,059
ERP Operating LP 5.5% 10/1/12	90	97
Liberty Property LP 6.375% 8/15/12	7,473	7,944
Mack-Cali Realty LP 7.75% 2/15/11	361	373
Reckson Operating Partnership LP 5.15% 1/15/11	49	49
Simon Property Group LP:
4.2% 2/1/15	2,715	2,781
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP: - continued
4.6% 6/15/10	$ 4,622	$ 4,627
5.3% 5/30/13	7,322	7,854
		50,930
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp. 7.375% 5/15/14	10,608	11,713
Countrywide Financial Corp. 5.8% 6/7/12	16,258	17,138
Independence Community Bank Corp.:
2.1115% 4/1/14 (h)	5,021	4,915
2.331% 6/20/13 (h)	5,937	5,861
US Central Federal Credit Union 1.9% 10/19/12	9,870	10,005
		49,632
TOTAL FINANCIALS		1,000,505
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.2%
Express Scripts, Inc. 5.25% 6/15/12	10,265	10,984
WellPoint, Inc. 5% 1/15/11	3,881	3,969
		14,953
Pharmaceuticals - 0.3%
Pfizer, Inc. 4.45% 3/15/12	6,714	7,085
Roche Holdings, Inc. 4.5% 3/1/12 (d)	7,200	7,582
Wyeth 5.5% 2/1/14	4,108	4,567
		19,234
TOTAL HEALTH CARE		34,187
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	14,430	14,530
4.95% 6/1/14 (d)	7,300	7,826
6.4% 12/15/11 (d)	170	181
		22,537
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	161	162
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. 6.795% 2/2/20	$ 215	$ 205
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	8,766	8,854
		9,221
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	17,426
Industrial Conglomerates - 0.1%
Covidien International Finance SA 5.45% 10/15/12	3,003	3,290
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (d)	5,030	5,129
		8,419
TOTAL INDUSTRIALS		57,603
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 4.25% 2/24/12	8,100	8,535
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.507% 6/15/10 (h)	2,088	2,087
TOTAL INFORMATION TECHNOLOGY		10,622
MATERIALS - 0.5%
Chemicals - 0.3%
Dow Chemical Co. 4.85% 8/15/12	24,758	26,015
Metals & Mining - 0.2%
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	3,598	3,837
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	3,300	3,586
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	8,003
		15,426
TOTAL MATERIALS		41,441
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.7%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,638
AT&T, Inc.:
4.95% 1/15/13	10,874	11,704
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
6.7% 11/15/13	$ 2,385	$ 2,728
British Telecommunications PLC 9.125% 12/15/10 (c)	6,239	6,498
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	20,620
France Telecom SA:
4.375% 7/8/14	7,631	8,134
7.75% 3/1/11 (c)	887	930
SBC Communications, Inc. 5.875% 2/1/12	4,923	5,277
Sprint Capital Corp. 7.625% 1/30/11	268	273
Telecom Italia Capital SA:
4.875% 10/1/10	10,749	10,855
6.175% 6/18/14	16,200	16,759
Telefonica Emisiones SAU 2.582% 4/26/13	19,310	19,092
Verizon New England, Inc. 6.5% 9/15/11	7,923	8,397
Verizon New York, Inc. 6.875% 4/1/12	13,328	14,423
		129,328
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,282
Verizon Wireless Capital LLC:
3.75% 5/20/11	16,939	17,355
5.25% 2/1/12	5,544	5,883
Vodafone Group PLC 5.5% 6/15/11	10,561	11,003
		49,523
TOTAL TELECOMMUNICATION SERVICES		178,851
UTILITIES - 1.5%
Electric Utilities - 1.0%
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,536
EDP Finance BV 5.375% 11/2/12 (d)	6,575	6,825
Exelon Corp. 4.45% 6/15/10	14,150	14,168
FirstEnergy Corp. 6.45% 11/15/11	11,495	12,161
FirstEnergy Solutions Corp. 4.8% 2/15/15	1,720	1,775
Mid-American Energy Co. 5.65% 7/15/12	309	335
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	14,230	14,405
Progress Energy, Inc.:
6.05% 3/15/14	3,658	4,073
7.1% 3/1/11	9,628	10,051
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern Co.:
0.7053% 10/21/11 (h)	$ 6,432	$ 6,455
4.15% 5/15/14	1,976	2,078
		77,862
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,058	1,088
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13 (d)	12,986	13,024
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	124	126
7.5% 9/1/10	156	159
Dominion Resources, Inc. 6.3% 9/30/66 (h)	7,611	7,040
DTE Energy Co. 7.05% 6/1/11	9,501	9,990
KeySpan Corp. 7.625% 11/15/10	4,110	4,232
NiSource Finance Corp. 7.875% 11/15/10	4,391	4,514
		26,061
TOTAL UTILITIES		118,035
TOTAL NONCONVERTIBLE BONDS (Cost $1,755,247)		1,795,941
U.S. Government and Government Agency Obligations - 47.9%

U.S. Government Agency Obligations - 10.0%
Fannie Mae:
1% 4/4/12	9,570	9,582
1.5% 6/26/13	162,288	161,996
1.75% 5/7/13	167,980	169,178
2.5% 5/15/14	68,673	70,143
2.75% 3/13/14	5,210	5,376
Federal Home Loan Bank:
1.125% 5/18/12	41,010	41,111
1.625% 11/21/12	21,625	21,815
1.75% 8/22/12	12,100	12,271
1.875% 6/21/13	40,370	40,740
Freddie Mac:
1.125% 7/27/12	49,210	49,251
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1.625% 4/15/13	$ 136,560	$ 137,252
1.75% 6/15/12	30,876	31,326
2.125% 3/23/12	8,706	8,907
2.125% 9/21/12	10,220	10,442
2.5% 4/23/14	5,880	6,010
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		775,400
U.S. Treasury Obligations - 35.3%
U.S. Treasury Notes:
0.75% 11/30/11	64,237	64,335
0.75% 5/31/12	13,338	13,330
0.875% 1/31/12	1,217,788	1,221,299
1% 4/30/12	205,341	206,279
1.375% 5/15/12	43,155	43,684
1.375% 2/15/13	197,187	198,265
1.375% 5/15/13	151,030	151,608
1.75% 4/15/13 (f)	421,164	427,448
1.875% 6/15/12	227,088	232,197
1.875% 4/30/14	175,000	175,971
TOTAL U.S. TREASURY OBLIGATIONS		2,734,416
Other Government Related - 2.6%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (e)	6,100	6,311
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	10,006	10,216
3.125% 6/15/12 (FDIC Guaranteed) (e)	3,916	4,077
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (e)	11,830	12,000
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (e)	22,590	22,885
1.875% 11/15/12 (FDIC Guaranteed) (e)	16,200	16,412
2.25% 12/10/12 (FDIC Guaranteed) (e)	16,520	16,898
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (e)	3,850	3,967
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (e)	19,730	20,056
2.625% 12/28/12 (FDIC Guaranteed) (e)	17,600	18,158
3% 12/9/11 (FDIC Guaranteed) (e)	20,007	20,639
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (e)	2,300	2,351
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Goldman Sachs Group, Inc.: - continued
3.25% 6/15/12 (FDIC Guaranteed) (e)	$ 1,870	$ 1,952
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (e)	2,310	2,390
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (e)	8,140	8,412
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (e)	12,180	12,598
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (e)	19,250	19,864
TOTAL OTHER GOVERNMENT RELATED		199,186
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,687,935)		3,709,002
U.S. Government Agency - Mortgage Securities - 7.0%

Fannie Mae - 5.2%
1.958% 10/1/33 (h)	3,405	3,475
1.989% 2/1/33 (h)	262	269
2.026% 4/1/36 (h)	2,328	2,395
2.033% 1/1/35 (h)	4,737	4,882
2.048% 10/1/33 (h)	138	142
2.063% 12/1/34 (h)	392	403
2.072% 3/1/35 (h)	203	209
2.129% 7/1/35 (h)	132	136
2.136% 3/1/35 (h)	48	50
2.211% 4/1/36 (h)	951	979
2.327% 10/1/33 (h)	307	315
2.339% 3/1/35 (h)	4,194	4,342
2.582% 3/1/35 (h)	160	167
2.697% 12/1/34 (h)	2,329	2,438
2.732% 5/1/35 (h)	3,777	3,932
2.799% 10/1/33 (h)	415	435
2.848% 11/1/36 (h)	628	657
2.899% 7/1/35 (h)	3,098	3,231
2.962% 2/1/39 (h)	14,175	14,697
3.097% 11/1/34 (h)	2,223	2,318
3.107% 10/1/35 (h)	14,980	15,558
3.139% 10/1/35 (h)	802	830
3.177% 2/1/34 (h)	99	103
3.201% 1/1/40 (h)	7,141	7,280
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.203% 7/1/35 (h)	$ 1,214	$ 1,270
3.216% 2/1/35 (h)	3,946	4,099
3.229% 7/1/35 (h)	1,505	1,571
3.251% 8/1/33 (h)	4,369	4,545
3.258% 9/1/34 (h)	450	467
3.258% 1/1/40 (h)	19,304	19,732
3.281% 2/1/40 (h)	11,900	12,146
3.343% 11/1/36 (h)	4,708	4,932
3.344% 1/1/40 (h)	11,433	11,715
3.347% 7/1/35 (h)	26,426	27,171
3.352% 3/1/37 (h)	7,419	7,754
3.358% 7/1/34 (h)	165	171
3.38% 7/1/35 (h)	1,131	1,179
3.454% 8/1/35 (h)	2,641	2,757
3.465% 4/1/35 (h)	6,527	6,839
3.475% 5/1/33 (h)	67	70
3.525% 7/1/33 (h)	4,709	4,913
3.558% 2/1/40 (h)	4,188	4,310
3.559% 5/1/35 (h)	10,486	10,950
3.589% 12/1/39 (h)	2,169	2,235
3.603% 3/1/40 (h)	8,895	9,166
3.687% 10/1/35 (h)	1,077	1,137
3.697% 12/1/39 (h)	8,491	8,774
3.702% 12/1/33 (h)	1,822	1,895
3.721% 11/1/36 (h)	2,616	2,741
3.722% 9/1/39 (h)	1,905	1,967
3.775% 10/1/39 (h)	11,730	12,123
4.209% 10/1/37 (h)	869	909
4.278% 6/1/36 (h)	452	471
4.5% 8/1/18 to 7/1/20	68,660	72,670
4.795% 2/1/36 (h)	1,215	1,268
5% 3/1/18 to 1/1/21	47,060	50,337
5.5% 3/1/16 to 1/1/20	21,813	23,511
6.5% 11/1/11 to 3/1/35	15,235	16,462
7% 10/1/12 to 11/1/18	1,458	1,566
7.5% 6/1/12 to 11/1/31	76	80
11.5% 11/1/15	5	5
TOTAL FANNIE MAE		403,151
Freddie Mac - 1.7%
2.452% 12/1/35 (h)	2,899	2,973
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.624% 1/1/35 (h)	$ 196	$ 205
2.627% 4/1/35 (h)	13,821	14,427
3.028% 11/1/35 (h)	2,022	2,117
3.087% 4/1/35 (h)	4,972	5,181
3.239% 3/1/35 (h)	2,389	2,514
3.296% 1/1/35 (h)	363	381
3.341% 1/1/36 (h)	1,742	1,827
3.514% 12/1/39 (h)	6,687	6,873
3.536% 4/1/40 (h)	5,974	6,127
3.537% 3/1/33 (h)	41	44
3.582% 8/1/34 (h)	1,038	1,090
3.587% 4/1/40 (h)	5,050	5,190
3.598% 6/1/35 (h)	1,069	1,123
3.618% 2/1/40 (h)	12,113	12,478
3.639% 6/1/37 (h)	2,697	2,842
3.938% 6/1/35 (h)	456	477
4.024% 8/1/36 (h)	1,656	1,713
4.5% 8/1/18 to 11/1/18	41,250	43,659
4.909% 9/1/35 (h)	2,592	2,717
5% 4/1/20	18,111	19,406
5.585% 10/1/35 (h)	415	435
8.5% 5/1/27 to 7/1/28	308	346
12% 11/1/19	17	19
TOTAL FREDDIE MAC		134,164
Government National Mortgage Association - 0.1%
7% 11/15/27 to 8/15/32	2,974	3,301
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $528,543)		540,616
Asset-Backed Securities - 10.5%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	2,340	1,631
Series 2005-1 Class M1, 0.8128% 4/25/35 (h)	1,226	719
ACE Securities Corp. Series 2006-NC2 Class M7, 1.0928% 7/25/36 (h)	72	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0928% 3/25/34 (h)	91	86
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE1:
Class M2, 1.9928% 3/25/34 (h)	$ 115	$ 76
Series 2005-HE2 Class M2, 0.7928% 4/25/35 (h)	143	128
Series 2006-HE2 Class M3, 0.6828% 5/25/36 (h)	63	2
Series 2006-OP1:
Class M1, 0.6228% 4/25/36 (h)	8,000	537
Class M4, 0.7128% 4/25/36 (h)	115	3
Class M5, 0.7328% 4/25/36 (h)	37	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.8197% 10/20/14 (h)	105	2
Series 2007-A4 Class A4, 0.3697% 4/22/13 (h)	448	441
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (d)(h)	110	110
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	11,180	11,249
Series 2009-A Class A3, 2.33% 6/17/13 (d)	2,780	2,814
Series 2010-1:
Class A3, 1.45% 5/15/14	1,385	1,388
Class A4, 2.3% 12/15/14	10,250	10,283
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0869% 1/15/15 (d)(h)	19,740	20,022
Series 2010-3 Class A, 2.88% 4/15/15 (d)	6,870	6,897
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	4,198	4,226
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,726
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 6/8/12	1,441	1,454
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8928% 4/25/34 (h)	103	13
Series 2005-R2 Class M1, 0.7928% 4/25/35 (h)	1,390	1,040
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6525% 3/1/34 (h)	378	264
Series 2004-W7 Class M1, 0.8928% 5/25/34 (h)	227	108
Series 2006-W4 Class A2C, 0.5028% 5/25/36 (h)	1,000	316
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.7128% 3/25/36 (h)	63	4
Axon Financial Funding Ltd. 5.96% 4/4/17 (b)(d)(h)	2,749	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	6,600	6,711
Class A4, 3.52% 6/15/16 (d)	5,400	5,624
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Auto Trust: - continued
Series 2009-1A:
Class A2, 1.7% 12/15/11 (d)	$ 1,818	$ 1,822
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	4,400	4,450
Series 2009-3A Class A3, 1.67% 12/16/13 (d)	10,900	10,963
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	21,841	22,303
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	6,510	6,595
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (h)	8,354	8,341
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (h)	1,477	1,403
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (h)	141	138
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	8,281	8,369
Class C, 5.31% 6/15/12	391	397
Series 2007-1:
Class B, 5.15% 9/17/12	5,755	5,969
Class C, 5.38% 11/15/12	139	146
Series 2007-SN1 Class D, 6.05% 1/17/12	4,053	4,057
Series 2007-SN2 Class A4, 1.3669% 5/16/11 (d)(h)	16,262	16,275
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	6,530	6,744
Capital One Auto Finance Trust:
Series 2007-B Class A3A, 5.03% 4/15/12	35	35
Series 2007-C Class A4, 5.23% 7/15/14	6,640	6,948
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.6269% 7/15/13 (h)	4,680	4,681
Series 2003-B5 Class B5, 4.79% 8/15/13	4,085	4,134
Series 2006-A2 Class A, 4.85% 11/15/13	2,800	2,867
Series 2007-A6 Class A6, 0.4069% 5/15/13 (h)	4,516	4,515
Series 2007-B5 Class B5, 5.4% 5/15/13	17,910	17,995
Series 2007-C3 Class C3, 0.6269% 4/15/13 (d)(h)	1,958	1,957
Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,454
Series 2009-A1 Class A1, 1.4369% 4/15/13 (h)	3,900	3,901
Series 2009-A2 Class A2, 3.2% 4/15/14	22,200	22,670
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,784
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7897% 7/20/39 (d)(h)	308	38
Class B, 1.0897% 7/20/39 (d)(h)	178	12
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1: - continued
Class C, 1.4397% 7/20/39 (d)(h)	$ 229	$ 6
CarMax Auto Owner Trust:
Series 2006-2 Class C, 5.53% 3/15/13	5,185	5,361
Series 2009-2 Class A3, 1.74% 4/15/14	3,830	3,849
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6428% 7/25/36 (h)	768	150
Series 2006-NC2 Class M7, 1.1928% 6/25/36 (h)	287	5
Series 2006-NC4 Class M1, 0.6428% 10/25/36 (h)	53	11
Series 2006-RFC1 Class M9, 2.2128% 5/25/36 (h)	125	5
Series 2007-RFC1 Class A3, 0.4828% 12/25/36 (h)	1,214	434
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.5197% 5/20/17 (d)(h)	109	96
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	121	121
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	787	791
Chase Issuance Trust:
Series 2005-A7 Class A7, 4.55% 3/15/13	9,290	9,502
Series 2007-A17 Class A, 5.12% 10/15/14	4,800	5,193
Series 2008-9 Class A, 4.26% 5/15/13	6,537	6,736
Series 2009-A3 Class A3, 2.4% 6/17/13	19,250	19,510
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	7,300	7,285
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	8,000	8,329
Series 2007-B6 Class B6, 5% 11/8/12	17,265	17,519
Series 2008-A5 Class A5, 4.85% 4/22/15	8,166	8,836
Series 2009-A3 Class A3, 2.7% 6/24/13	4,020	4,087
Series 2009-A5 Class A5, 2.25% 12/23/14	25,840	26,142
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (d)	6,300	6,318
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.6128% 5/25/37 (h)	515	21
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.4028% 6/25/47 (h)	29	28
Series 2007-4 Class A1A, 0.3661% 9/25/37 (h)	167	157
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	222	0*
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.5928% 7/25/34 (h)	419	276
Series 2004-3 Class M4, 1.3128% 4/25/34 (h)	107	40
Series 2004-4 Class M2, 1.1378% 6/25/34 (h)	396	136
Series 2005-3 Class MV1, 0.7628% 8/25/35 (h)	960	867
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2005-AB1 Class A2, 0.5528% 8/25/35 (h)	$ 149	$ 143
CPS Auto Receivables Trust Series 2007-C Class A3, 5.43% 5/15/12 (d)	1,586	1,600
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.4468% 5/28/35 (h)	634	544
Class AB3, 0.585% 5/28/35 (h)	273	236
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5178% 8/25/34 (h)	196	73
Series 2006-2 Class M1, 0.6528% 7/25/36 (h)	6,145	110
Series 2006-3 Class 2A3, 0.5028% 11/25/36 (h)	3,407	1,080
First Franklin Mortgage Loan Trust:
Series 2005-FF9 Class A3, 0.6228% 10/25/35 (h)	2,382	2,105
Series 2006-FF12 Class A2, 0.3828% 9/25/36 (h)	4	4
Ford Credit Auto Lease Trust:
Series 2009-A Class A2, 2.6% 5/15/11 (d)	2,492	2,500
Series 2010-A Class A2, 1.04% 3/15/13 (d)	15,100	15,104
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	9,900	10,230
Series 2006-C:
Class B, 5.3% 6/15/12	91	95
Class C, 5.47% 9/15/12	6,400	6,676
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,725
Class C, 5.8% 2/15/13	4,100	4,340
Series 2008-B Class A3A, 4.28% 5/15/12	15,806	16,049
Series 2009-B:
Class A2, 2.4604% 11/15/11	1,531	1,535
Class A3, 2.79% 8/15/13	3,650	3,716
Series 2009-C Class A4, 4.43% 11/15/14	5,710	6,058
Series 2009-D Class A3, 2.17% 10/15/13	3,500	3,541
Series 2009-E Class A3, 1.51% 1/15/14	7,400	7,419
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8869% 6/15/13 (h)	520	505
Series 2010-1 Class A, 1.9869% 12/15/14 (d)(h)	13,310	13,456
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	17	17
Series 2007-1:
Class A4, 5.03% 2/16/15	8,105	8,282
Class C, 5.43% 2/16/15	9,937	9,625
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.2928% 11/25/34 (h)	$ 410	$ 76
Class M5, 1.3428% 11/25/34 (h)	262	39
Series 2005-A:
Class M3, 0.8328% 1/25/35 (h)	639	227
Class M4, 1.0228% 1/25/35 (h)	245	32
Series 2006-A Class M1, 0.6428% 5/25/36 (h)	10,000	409
Series 2006-D Class M1, 0.5728% 11/25/36 (h)	77	1
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (d)(h)	1,714	1,175
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	3,166	2,533
GE Business Loan Trust:
Series 2003-1 Class A, 0.7669% 4/15/31 (d)(h)	192	169
Series 2006-2A:
Class A, 0.5169% 11/15/34 (d)(h)	260	208
Class B, 0.6169% 11/15/34 (d)(h)	94	56
Class C, 0.7169% 11/15/34 (d)(h)	156	62
Class D, 1.0869% 11/15/34 (d)(h)	59	14
GE Capital Credit Card Master Note Trust:
Series 2007-3 Class B, 5.49% 6/15/13	17,655	17,608
Series 2009-3 Class A, 2.54% 9/15/14	15,000	15,150
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4869% 9/15/17 (h)	126	124
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6835% 6/25/42 (h)	177	131
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.6797% 4/20/32 (h)	383	376
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	16	16
Class C, 5.74% 12/15/14	33	32
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9928% 6/25/34 (h)	1,604	987
Series 2006-HE6 Class A1, 0.3728% 8/25/36 (h)	879	875
Series 2006-HE8 Class A2A, 0.4128% 1/25/37 (h)	148	148
Series 2007-HE1 Class M1, 0.5928% 3/25/47 (h)	658	35
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6928% 4/25/36 (h)	251	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4228% 5/25/30 (d)(h)	4,169	1,042
Series 2006-3:
Class B, 0.7428% 9/25/46 (d)(h)	3,791	758
Class C, 0.8928% 9/25/46 (d)(h)	9,428	1,414
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.6628% 8/25/33 (h)	$ 114	$ 61
Series 2003-3 Class M1, 1.6328% 8/25/33 (h)	562	388
Series 2003-5 Class A2, 1.0428% 12/25/33 (h)	205	126
Series 2004-1 Class M2, 2.0428% 6/25/34 (h)	788	408
Series 2005-5 Class 2A2, 0.5928% 11/25/35 (h)	109	107
Series 2006-1 Class 2A3, 0.5678% 4/25/36 (h)	1,280	1,228
Series 2006-8 Class 2A1, 0.3928% 3/25/37 (h)	75	72
Honda Auto Receivables Owner Trust:
Series 2008-1 Class A4, 4.88% 9/18/14	5,070	5,289
Series 2009-3 Class A3, 2.31% 5/15/13	4,800	4,869
Series 2010-1 Class A4, 1.98% 5/23/16	2,750	2,769
Series 2010-2 Class A3, 1.35% 5/20/13	8,620	8,610
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	16,500	16,718
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6297% 3/20/36 (h)	566	424
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5328% 1/25/37 (h)	902	327
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,510	3,550
Hyundai Auto Receivables Trust:
Series 2006-B Class C, 5.25% 5/15/13	1,358	1,374
Series 2007-A Class A3A, 5.04% 1/17/12	2,152	2,172
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	9,610	9,647
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (d)	215	215
Class C, 5.61% 12/15/14 (d)	789	790
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.6428% 7/25/36 (h)	49	1
Series 2007-CH1:
Class AV4, 0.4728% 10/25/36 (h)	903	730
Class MV1, 0.5728% 10/25/36 (h)	734	268
Series 2007-CH3 Class M1, 0.6428% 3/25/37 (h)	137	6
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6178% 12/27/29 (h)	591	491
Series 2006-A Class 2C, 1.4379% 3/27/42 (h)	516	124
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9915% 4/6/46 (d)(h)	1,648	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	341	346
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.4228% 6/25/34 (h)	$ 134	$ 95
Series 2006-6 Class 2A3, 0.4928% 7/25/36 (h)	10,340	3,966
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	1,380	1,397
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	515	475
Class C, 6.125% 4/20/28 (d)	515	429
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.6028% 10/25/36 (h)	326	10
Series 2007-HE1 Class M1, 0.6428% 5/25/37 (h)	528	25
MBNA Asset Backed Note Trust Series 2000-H Class C, 1.5369% 1/15/13 (d)(h)	10,610	10,598
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	5,010	5,048
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0928% 7/25/34 (h)	48	21
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	63	64
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9928% 7/25/34 (h)	152	109
Series 2006-FM1 Class A2B, 0.4528% 4/25/37 (h)	1,340	1,181
Series 2006-MLN1 Class A2A, 0.4128% 7/25/37 (h)	7	7
Series 2006-OPT1 Class A1A, 0.6028% 6/25/35 (h)	1,525	1,005
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6828% 8/25/34 (h)	367	277
Series 2005-NC1 Class M1, 0.7828% 1/25/35 (h)	269	127
Series 2005-NC2 Class B1, 1.5128% 3/25/35 (h)	280	62
Series 2006-NC4 Class A2D, 0.5828% 6/25/36 (h)	7,135	2,678
Series 2007-HE2 Class M1, 0.5928% 1/25/37 (h)	63	2
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(h)(i)	8,942	76
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	5,932	1,075
Series 2006-1 Class AIO, 5.5% 4/25/11 (i)	13,962	518
Series 2006-2 Class AIO, 6% 8/25/11 (i)	3,755	245
Series 2006-3:
Class A1, 0.3728% 9/25/19 (h)	35	35
Class AIO, 7.1% 1/25/12 (i)	26,229	2,620
Series 2006-4:
Class A1, 0.3728% 3/25/25 (h)	350	345
Class AIO, 6.35% 2/27/12 (i)	4,953	491
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-4:
Class D, 1.4428% 5/25/32 (h)	$ 398	$ 11
Series 2007-1 Class AIO, 7.27% 4/25/12 (i)	380	48
Series 2007-2 Class AIO, 6.7% 7/25/12 (i)	323	43
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.8128% 2/25/36 (h)	327	35
Nissan Auto Lease Trust:
Series 2009-A:
Class A2, 2.01% 4/15/11	2,096	2,100
Class A3, 2.92% 12/15/11	6,500	6,586
Series 2009-B Class A3, 2.07% 1/15/15	5,450	5,504
Series 2010-A Class A2, 1.1% 3/15/13	6,210	6,192
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4628% 3/25/36 (h)	96	96
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0738% 10/30/45 (h)	5,148	4,936
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (b)(d)(h)	792	293
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (h)	7	7
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (h)	11	11
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5928% 9/25/34 (h)	3,309	1,410
Class M4, 1.7928% 9/25/34 (h)	460	78
Series 2004-WWF1 Class M4, 1.4428% 12/25/34 (h)	7,490	1,011
Series 2005-WCH1:
Class M2, 0.8628% 1/25/36 (h)	944	765
Class M3, 0.9028% 1/25/36 (h)	322	193
Class M4, 1.1728% 1/25/36 (h)	994	300
Series 2005-WHQ2:
Class M7, 1.5928% 5/25/35 (h)	1,178	19
Class M9, 2.2228% 5/25/35 (h)	198	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8869% 3/16/15 (d)(h)	2,746	2,728
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	1,275	1,276
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	925	824
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1428% 4/25/33 (h)	3	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1378% 3/25/35 (h)	1,151	762
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0628% 1/25/36 (h)	$ 23	$ 0*
Series 2006-FR4 Class A2A, 0.4228% 8/25/36 (h)	13	7
Series 2007-NC1 Class A2A, 0.3928% 12/25/36 (h)	6	6
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4056% 3/20/19 (d)(h)	545	507
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.457% 6/15/21 (h)	8,200	7,061
Series 2004-A:
Class B, 0.837% 6/15/33 (h)	2,087	1,229
Class C, 1.207% 6/15/33 (h)	5,771	752
Series 2004-B Class C, 1.127% 9/15/33 (h)	8,600	3,440
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	157	0*
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4928% 9/25/34 (h)	52	8
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4328% 6/25/37 (h)	62	52
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	266	263
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.4369% 6/15/12 (h)	2,098	2,097
Class B, 0.5569% 6/15/12 (h)	101	101
Class C, 0.8369% 6/15/12 (h)	61	61
Series 2007-2 Class A, 0.9869% 10/15/12 (h)	10,786	10,751
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2028% 9/25/34 (h)	386	274
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8515% 4/6/42 (d)(h)	263	13
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.7069% 6/15/12 (h)	2,471	2,467
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 10/15/12	9,280	9,326
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	11,200	11,438
Wachovia Auto Loan Owner Trust:
Series 2006-1:
Class A4, 5.08% 4/20/12 (d)	70	70
Class D, 5.42% 4/21/14 (d)	18,700	18,893
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	98	99
Class D, 5.54% 12/20/12 (d)	11,864	11,991
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Auto Loan Owner Trust: - continued
Series 2007-1:
Class C, 5.45% 10/22/12	$ 2,025	$ 2,081
Class D, 5.65% 2/20/13	14,940	15,240
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	598	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.7228% 8/25/36 (h)	42	1
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8369% 8/15/15 (d)(h)	5,080	5,020
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	24,186	24,556
Series 2007-A5A Class A5, 1.0869% 10/15/14 (d)(h)	1,040	1,041
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	5	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (d)(h)	5,586	1,843
TOTAL ASSET-BACKED SECURITIES (Cost $872,388)		812,127
Collateralized Mortgage Obligations - 5.3%

Private Sponsor - 1.6%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.5259% 2/17/52 (d)(h)	17,100	16,918
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (d)(h)	961	529
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	7,097	7,153
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.5469% 3/15/22 (d)(h)	1,819	1,752
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.5048% 1/25/34 (h)	339	310
Series 2004-1 Class 2A2, 3.6766% 10/25/34 (h)	250	224
Series 2004-A Class 2A2, 3.5164% 2/25/34 (h)	75	66
Series 2004-B:
Class 1A1, 2.9236% 3/25/34 (h)	61	52
Class 2A2, 3.0591% 3/25/34 (h)	218	198
Series 2004-D Class 2A2, 3.3908% 5/25/34 (h)	510	468
Series 2004-G Class 2A7, 3.9212% 8/25/34 (h)	457	398
Series 2004-H Class 2A1, 3.7527% 9/25/34 (h)	409	359
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6081% 10/12/41 (d)(h)(i)	$ 1,083	$ 13
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.7428% 5/25/33 (h)	14	13
Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	2,020	0*
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.5454% 11/25/34 (h)	33	32
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4289% 11/19/37 (h)	90	88
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.4644% 10/18/54 (d)(h)	2,075	2,025
Class C2, 0.7744% 10/18/54 (d)(h)	696	668
Class M2, 0.5544% 10/18/54 (d)(h)	1,193	1,149
Series 2007-1A Class A2, 0.3844% 10/18/54 (d)(h)	5,220	5,183
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (d)(h)	1,751	1,645
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (d)(h)	2,097	2,039
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8897% 12/20/54 (h)	49	21
Series 2006-1A Class C2, 0.9397% 12/20/54 (d)(h)	4,170	1,918
Series 2006-2:
Class C1, 0.8097% 12/20/54 (h)	15,090	6,187
Class M2, 0.5697% 12/20/54 (h)	3,000	1,920
Series 2006-3 Class C2, 0.8397% 12/20/54 (h)	6,611	2,844
Series 2006-4:
Class B1, 0.4297% 12/20/54 (h)	13,366	9,891
Class C1, 0.7197% 12/20/54 (h)	8,172	3,514
Class M1, 0.5097% 12/20/54 (h)	3,521	2,236
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (h)	1,340	563
Class 1M1, 0.4897% 12/20/54 (h)	881	546
Class 2C1, 0.7697% 12/20/54 (h)	610	256
Class 2M1, 0.5897% 12/20/54 (h)	1,132	702
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (h)	1,568	666
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7553% 1/20/44 (h)	2,644	1,439
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5589% 5/19/35 (h)	$ 265	$ 157
Holmes Financing No. 10 PLC floater Series 10A Class 4A1, 0.3828% 7/15/40 (d)(h)	6,208	6,181
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (h)	808	491
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.5728% 10/25/36 (h)	131	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (h)	1,174	659
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.507% 6/15/22 (d)(h)	151	136
Class C, 0.527% 6/15/22 (d)(h)	926	805
Class D, 0.537% 6/15/22 (d)(h)	356	303
Class E, 0.547% 6/15/22 (d)(h)	570	444
Class F, 0.577% 6/15/22 (d)(h)	984	728
Class G, 0.647% 6/15/22 (d)(h)	214	150
Class H, 0.667% 6/15/22 (d)(h)	428	278
Class J, 0.707% 6/15/22 (d)(h)	499	274
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6428% 3/25/37 (h)	1,778	108
Permanent Financing No. 8 PLC floater:
Class 3C, 0.7743% 6/10/42 (h)	1,429	1,428
Series 8 Class 3B, 0.4542% 6/10/42 (h)	11,125	11,119
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6471% 7/10/35 (d)(h)	940	505
Class B6, 3.1471% 7/10/35 (d)(h)	111	58
Series 2004-A:
Class B4, 1.4971% 2/10/36 (d)(h)	443	233
Class B5, 1.9971% 2/10/36 (d)(h)	295	156
Series 2004-B:
Class B4, 1.3971% 2/10/36 (d)(h)	250	128
Class B5, 1.8471% 2/10/36 (d)(h)	188	83
Class B6, 2.2971% 2/10/36 (d)(h)	66	22
Series 2004-C:
Class B4, 1.2471% 9/10/36 (d)(h)	339	177
Class B5, 1.6471% 9/10/36 (d)(h)	379	170
Class B6, 2.0471% 9/10/36 (d)(h)	77	25
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	236	233
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer: - continued
Series 2004-SL3 Class A1, 7% 8/25/16	$ 21	$ 18
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7928% 6/25/33 (d)(h)	235	194
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (d)	1,466	0*
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (h)	28	14
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4625% 9/25/36 (h)	2,204	1,167
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3661% 7/25/36 (h)	10,506	10,304
Series 2006-5 Class A1, 0.4628% 10/25/46 (h)	5,157	5,022
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (d)(h)	5,865	5,446
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 2A2, 2.8787% 3/25/35 (h)	769	704
Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (h)	934	845
TOTAL PRIVATE SPONSOR		122,751
U.S. Government Agency - 3.7%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,827	1,886
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,278
Series 2006-64 Class PA, 5.5% 2/25/30	10,141	10,536
Series 2008-29 Class CA, 4.5% 9/25/35	18,499	19,504
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2005-67 Class HD, 5.5% 12/25/30	10,060	10,531
Series 2006-4 Class PB, 6% 9/25/35	12,006	13,046
Series 2006-49 Class CA, 6% 2/25/31	12,881	13,350
Series 2006-54 Class PE, 6% 2/25/33	5,191	5,570
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	2,643	2,933
Series 2002-56 Class MC, 5.5% 9/25/17	1,647	1,774
Series 2003-129 Class GF, 0.7428% 4/25/30 (h)	1,970	1,977
Series 2003-76 Class BA, 4.5% 3/25/18	6,870	7,234
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,213	1,329
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac sequential payer: - continued
Series 2508 Class UL, 5% 12/15/16	$ 1,060	$ 1,086
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	3,390	3,689
Series 2394 Class KD, 6% 12/15/16	1,953	2,121
Series 2417 Class EH, 6% 2/15/17	1,060	1,140
Series 2535 Class PC, 6% 9/15/32	3,348	3,566
Series 2617 Class TH, 4.5% 5/15/15	604	603
Series 2656 Class BW, 4.5% 4/15/28	2,103	2,124
Series 2677 Class LD, 4.5% 3/15/17	6,390	6,649
Series 2690 Class PD, 5% 2/15/27	3,247	3,297
Series 2702 Class AB, 4.5% 7/15/27	7,316	7,443
Series 2755 Class LC, 4% 6/15/27	3,385	3,422
Series 2770 Class UD, 4.5% 5/15/17	8,730	9,168
Series 2901 Class UM, 4.5% 1/15/30	9,813	10,229
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	2,092	2,204
Series 2635 Class DG, 4.5% 1/15/18	7,860	8,272
Series 2780 Class A, 4% 12/15/14	3,203	3,229
Series 2849 Class AB, 4.5% 5/15/18	6,396	6,631
Series 2867 Class EA, 4.5% 11/15/18	2,664	2,789
Series 2895 Class EJ, 4% 8/15/17	5,484	5,677
Series 2915 Class DC, 4.5% 3/15/19	8,078	8,468
Series 2970 Class YA, 5% 9/15/18	2,327	2,411
Series 3427 Class FX, 0.4869% 8/15/18 (h)	13,949	13,941
Series 3555:
Class CM, 4% 12/15/14	39,512	40,938
Class KH, 4% 12/15/14	40,212	41,925
TOTAL U.S. GOVERNMENT AGENCY		288,970
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $414,187)		411,721
Commercial Mortgage Securities - 4.0%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9751% 2/3/11 (d)(h)(i)	78,722	469
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5207% 2/14/43 (h)(i)	16,776	541
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	$ 57	$ 58
Series 2006-5 Class A1, 5.185% 9/10/47	1,476	1,492
Series 2007-2 Class A1, 5.421% 4/10/49	53	54
Series 2007-3 Class A1, 5.659% 6/10/49 (h)	6,304	6,453
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2006-1 Class A1, 5.219% 9/10/45 (h)	148	149
Series 2003-2 Class XP, 0.4312% 3/11/41 (d)(h)(i)	3,887	7
Series 2004-6 Class XP, 0.6738% 12/10/42 (h)(i)	33,368	230
Series 2005-4 Class XP, 0.3158% 7/10/45 (h)(i)	44,524	222
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.8069% 3/15/22 (d)(h)	415	328
Class G, 0.8669% 3/15/22 (d)(h)	269	193
Series 2006-BIX1:
Class F, 0.6469% 10/15/19 (d)(h)	1,104	850
Class G, 0.6669% 10/15/19 (d)(h)	767	521
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1928% 12/25/33 (d)(h)	58	35
Series 2004-1:
Class A, 0.7028% 4/25/34 (d)(h)	2,674	2,113
Class B, 2.2428% 4/25/34 (d)(h)	284	142
Class M1, 0.9028% 4/25/34 (d)(h)	242	165
Class M2, 1.5428% 4/25/34 (d)(h)	212	123
Series 2004-2:
Class A, 0.7728% 8/25/34 (d)(h)	1,944	1,546
Class M1, 0.9228% 8/25/34 (d)(h)	649	415
Series 2004-3:
Class A1, 0.7128% 1/25/35 (d)(h)	3,501	2,766
Class A2, 0.7628% 1/25/35 (d)(h)	497	333
Class M1, 0.8428% 1/25/35 (d)(h)	246	160
Class M2, 1.3428% 1/25/35 (d)(h)	140	87
Series 2005-2A:
Class A1, 0.6528% 8/25/35 (d)(h)	980	689
Class M1, 0.7728% 8/25/35 (d)(h)	68	34
Class M2, 0.8228% 8/25/35 (d)(h)	112	52
Class M3, 0.8428% 8/25/35 (d)(h)	62	27
Class M4, 0.9528% 8/25/35 (d)(h)	57	23
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class A1, 0.6628% 11/25/35 (d)(h)	$ 499	$ 362
Class A2, 0.7428% 11/25/35 (d)(h)	347	233
Class M1, 0.7828% 11/25/35 (d)(h)	59	29
Class M2, 0.8328% 11/25/35 (d)(h)	75	35
Class M3, 0.8528% 11/25/35 (d)(h)	67	30
Class M4, 0.9428% 11/25/35 (d)(h)	84	35
Series 2005-4A:
Class A2, 0.7328% 1/25/36 (d)(h)	4,748	3,181
Class B1, 1.7428% 1/25/36 (d)(h)	372	130
Class M1, 0.7928% 1/25/36 (d)(h)	1,516	834
Class M2, 0.8128% 1/25/36 (d)(h)	493	246
Class M3, 0.8428% 1/25/36 (d)(h)	653	307
Class M4, 0.9528% 1/25/36 (d)(h)	362	152
Class M5, 0.9928% 1/25/36 (d)(h)	362	145
Class M6, 1.0428% 1/25/36 (d)(h)	368	140
Series 2006-1:
Class A2, 0.7028% 4/25/36 (d)(h)	1,590	974
Class M1, 0.7228% 4/25/36 (d)(h)	494	227
Class M2, 0.7428% 4/25/36 (d)(h)	523	225
Class M3, 0.7628% 4/25/36 (d)(h)	449	182
Class M4, 0.8628% 4/25/36 (d)(h)	255	97
Class M5, 0.9028% 4/25/36 (d)(h)	246	87
Class M6, 0.9828% 4/25/36 (d)(h)	536	180
Series 2006-2A:
Class A1, 0.5728% 7/25/36 (d)(h)	1,779	1,230
Class A2, 0.6228% 7/25/36 (d)(h)	1,318	883
Class B1, 1.2128% 7/25/36 (d)(h)	477	142
Class B3, 3.0428% 7/25/36 (d)(h)	786	215
Class M1, 0.6528% 7/25/36 (d)(h)	1,383	610
Class M2, 0.6728% 7/25/36 (d)(h)	973	400
Class M3, 0.6928% 7/25/36 (d)(h)	770	294
Class M4, 0.7628% 7/25/36 (d)(h)	516	184
Class M5, 0.8128% 7/25/36 (d)(h)	637	215
Class M6, 0.8828% 7/25/36 (d)(h)	1,001	323
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (d)(h)	106	21
Class B2, 1.6928% 10/25/36 (d)(h)	76	14
Class B3, 2.9428% 10/25/36 (d)(h)	124	22
Class M4, 0.7728% 10/25/36 (d)(h)	117	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class M5, 0.8228% 10/25/36 (d)(h)	$ 140	$ 38
Class M6, 0.9028% 10/25/36 (d)(h)	273	63
Series 2006-4A:
Class A1, 0.5728% 12/25/36 (d)(h)	533	373
Class A2, 0.6128% 12/25/36 (d)(h)	2,417	1,194
Class B1, 1.0428% 12/25/36 (d)(h)	83	18
Class B2, 1.5928% 12/25/36 (d)(h)	86	17
Class B3, 2.7928% 12/25/36 (d)(h)	145	26
Class M1, 0.6328% 12/25/36 (d)(h)	173	59
Class M2, 0.6528% 12/25/36 (d)(h)	116	37
Class M3, 0.6828% 12/25/36 (d)(h)	118	35
Class M4, 0.7428% 12/25/36 (d)(h)	141	39
Class M5, 0.7828% 12/25/36 (d)(h)	129	34
Class M6, 0.8628% 12/25/36 (d)(h)	116	28
Series 2007-1:
Class A2, 0.6128% 3/25/37 (d)(h)	2,504	1,627
Class B1, 1.0128% 3/25/37 (d)(h)	803	185
Class B2, 1.4928% 3/25/37 (d)(h)	579	110
Class B3, 3.6928% 3/25/37 (d)(h)	1,644	280
Class M1, 0.6128% 3/25/37 (d)(h)	680	292
Class M2, 0.6328% 3/25/37 (d)(h)	511	194
Class M3, 0.6628% 3/25/37 (d)(h)	454	150
Class M4, 0.7128% 3/25/37 (d)(h)	348	104
Class M5, 0.7628% 3/25/37 (d)(h)	569	159
Class M6, 0.8428% 3/25/37 (d)(h)	795	199
Series 2007-2A:
Class A1, 0.6128% 7/25/37 (d)(h)	420	307
Class A2, 0.6628% 7/25/37 (d)(h)	394	209
Class B1, 1.9428% 7/25/37 (d)(h)	123	21
Class B2, 2.5928% 7/25/37 (d)(h)	107	18
Class B3, 3.6928% 7/25/37 (d)(h)	120	21
Class M1, 0.7128% 7/25/37 (d)(h)	140	54
Class M2, 0.7528% 7/25/37 (d)(h)	78	25
Class M3, 0.8328% 7/25/37 (d)(h)	79	22
Class M4, 0.9928% 7/25/37 (d)(h)	153	37
Class M5, 1.0928% 7/25/37 (d)(h)	135	28
Class M6, 1.3428% 7/25/37 (d)(h)	171	32
Series 2007-3:
Class A2, 0.6328% 7/25/37 (d)(h)	632	324
Class B1, 1.2928% 7/25/37 (d)(h)	551	109
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class B2, 1.9428% 7/25/37 (d)(h)	$ 1,420	$ 241
Class B3, 4.3428% 7/25/37 (d)(h)	733	110
Class M1, 0.6528% 7/25/37 (d)(h)	476	179
Class M2, 0.6828% 7/25/37 (d)(h)	510	178
Class M3, 0.7128% 7/25/37 (d)(h)	828	271
Class M4, 0.8428% 7/25/37 (d)(h)	1,299	379
Class M5, 0.9428% 7/25/37 (d)(h)	659	163
Class M6, 1.1428% 7/25/37 (d)(h)	502	117
Series 2007-4A:
Class A2, 0.8928% 9/25/37 (d)(h)	4,792	2,396
Class B1, 2.8928% 9/25/37 (d)(h)	810	105
Class B2, 3.7928% 9/25/37 (d)(h)	3,016	362
Class M1, 1.2928% 9/25/37 (d)(h)	755	196
Class M2, 1.3928% 9/25/37 (d)(h)	755	166
Class M4, 1.9428% 9/25/37 (d)(h)	1,985	357
Class M5, 2.0928% 9/25/37 (d)(h)	1,985	298
Class M6, 2.2928% 9/25/37 (d)(h)	1,986	278
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(i)	20,055	740
Series 2006-2A Class IO, 1.7976% 7/25/36 (c)(d)(i)	52,580	3,297
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7769% 3/15/19 (d)(h)	542	271
Class H, 0.9869% 3/15/19 (d)(h)	365	150
Class J, 1.1869% 3/15/19 (d)(h)	274	104
Series 2007-BBA8:
Class D, 0.5869% 3/15/22 (d)(h)	303	197
Class E, 0.6369% 3/15/22 (d)(h)	1,576	968
Class F, 0.6869% 3/15/22 (d)(h)	967	559
Class G, 0.7369% 3/15/22 (d)(h)	248	136
Class H, 0.8869% 3/15/22 (d)(h)	303	150
Class J, 1.0369% 3/15/22 (d)(h)	303	123
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,770
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	68	70
Series 2007-PW17 Class A1, 5.282% 6/11/50	5,571	5,663
Series 2002-TOP8 Class X2, 2.2979% 8/15/38 (d)(h)(i)	32,300	236
Series 2003-PWR2 Class X2, 0.5984% 5/11/39 (d)(h)(i)	60,795	407
Series 2004-PWR6 Class X2, 0.7994% 11/11/41 (d)(h)(i)	22,454	309
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2005-PWR9 Class X2, 0.5361% 9/11/42 (d)(h)(i)	$ 122,399	$ 1,390
Series 2006-PW13 Class A1, 5.294% 9/11/41	6,364	6,523
Series 2007-PW15 Class A1, 5.016% 2/11/44	45	46
Series 2007-T28 Class A1, 5.422% 9/11/42	3,028	3,128
C-BASS Trust floater Series 2006-SC1 Class A, 0.6128% 5/25/36 (d)(h)	6,052	3,658
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.3619% 5/15/35 (d)(h)(i)	118,845	3,787
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6669% 8/15/21 (d)(h)	323	243
Class H, 0.7069% 8/15/21 (d)(h)	258	177
Series 2004-C2 Class XP, 1.0976% 10/15/41 (d)(h)(i)	25,646	335
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	182	186
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	1,881	1,894
Series 2006-CD3 Class X3, 0.62% 10/15/48 (h)(i)	284,537	3,957
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	12,613	12,831
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.6469% 4/15/17 (d)(h)	640	493
Class E, 0.7069% 4/15/17 (d)(h)	204	153
Class F, 0.7469% 4/15/17 (d)(h)	116	75
Class G, 0.8869% 4/15/17 (d)(h)	116	61
Class H, 0.9569% 4/15/17 (d)(h)	116	44
Class J, 1.1869% 4/15/17 (d)(h)	89	25
Series 2005-FL11:
Class F, 0.7869% 11/15/17 (d)(h)	167	135
Class G, 0.8369% 11/15/17 (d)(h)	116	79
sequential payer:
Series 2006-C8 Class A2A, 5.219% 12/10/46	2,394	2,440
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	7,575	7,581
Series 2004-LBN2 Class X2, 1.0038% 3/10/39 (d)(h)(i)	9,634	60
Series 2005-LP5 Class XP, 0.4392% 5/10/43 (h)(i)	29,023	171
Series 2006-C8 Class XP, 0.6771% 12/10/46 (h)(i)	5,239	74
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	387	387
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	$ 100	$ 101
Series 2007-C3 Class A1, 5.664% 6/15/39 (h)	24	25
Series 2006-C5 Class ASP, 0.8719% 12/15/39 (h)(i)	224,347	4,485
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	3,166	3,232
Series 1998-C1 Class D, 7.17% 5/17/40	346	350
Series 1999-C1 Class E, 8.1581% 9/15/41 (h)	2,691	2,684
Series 2001-CK6 Class AX, 1.1925% 8/15/36 (h)(i)	101,660	1,059
Series 2003-C3 Class ASP, 1.8882% 5/15/38 (d)(h)(i)	69,983	11
Series 2003-C4 Class ASP, 0.6195% 8/15/36 (d)(h)(i)	2,932	4
Series 2004-C1 Class ASP, 1.1321% 1/15/37 (d)(h)(i)	44,162	335
Series 2005-C1 Class ASP, 0.4882% 2/15/38 (d)(h)(i)	227,021	1,340
Series 2005-C2 Class ASP, 0.7063% 4/15/37 (d)(h)(i)	42,710	422
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.5069% 2/15/22 (d)(h)	1,256	691
0.6069% 2/15/22 (d)(h)	448	202
Class F, 0.6569% 2/15/22 (d)(h)	897	359
First Union National Bank-Bank of America Commercial Mortgage Trust:
sequential pay Series 2001-C1 Class A2, 6.136% 3/15/33	1,838	1,858
Series 2001-C1 Class D, 6.484% 3/15/33	6,920	6,779
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	1,578	1,602
Series 2001-1 Class X1, 1.255% 5/15/33 (d)(h)(i)	70,388	505
Series 2004-C1 Class X2, 1.3009% 11/10/38 (d)(h)(i)	2,860	17
Series 2007-C1 Class XP, 0.3803% 12/10/49 (h)(i)	3,815	26
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	5,881	6,097
Series 2003-C3 Class X2, 0.8423% 4/10/40 (d)(h)(i)	3,094	9
Series 2004-C3 Class X2, 0.8072% 12/10/41 (h)(i)	27,566	230
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2005-GG3 Class A2, 4.305% 8/10/42 (h)	$ 12,673	$ 12,792
Series 2007-GG11 Class A1, 5.358% 12/10/49	196	203
Series 2007-GG9 Class A1, 5.233% 3/10/39	1	1
Series 2003-C1 Class XP, 2.1997% 7/5/35 (d)(h)(i)	1,869	0*
Series 2003-C2 Class XP, 1.0601% 1/5/36 (d)(h)(i)	50,961	246
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (d)(h)(i)	113,189	1,397
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.7247% 6/6/20 (d)(h)	562	326
Series 2007-EOP:
Class C, 0.6047% 3/6/20 (d)(h)	4,021	3,579
Class D, 0.6547% 3/6/20 (d)(h)	1,390	1,223
Class E, 0.7247% 3/6/20 (d)(h)	1,905	1,657
Class F, 0.7647% 3/6/20 (d)(h)	967	832
Class G, 0.8047% 3/6/20 (d)(h)	479	398
Class H, 0.9347% 3/6/20 (d)(h)	799	663
Class J, 1.1347% 3/6/20 (d)(h)	1,146	940
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	2,589	2,688
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,230	4,285
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	4,481	4,573
Series 2007-GG10 Class A1, 5.69% 8/10/45	65	66
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	468	475
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	4,870	4,976
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-CB7 Class X2, 0.8899% 1/12/38 (d)(h)(i)	9,652	39
Series 2003-LN1 Class X2, 0.8231% 10/15/37 (d)(h)(i)	79,485	156
Series 2004-C1 Class X2, 1.1053% 1/15/38 (d)(h)(i)	10,936	75
Series 2004-CB8 Class X2, 1.2067% 1/12/39 (d)(h)(i)	13,179	111
Series 2006-LDP7 Class A2, 6.0502% 4/15/45 (h)	3,570	3,648
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5669% 11/15/18 (d)(h)	166	98
Class E, 0.6169% 11/15/18 (d)(h)	237	135
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class F, 0.6669% 11/15/18 (d)(h)	$ 355	$ 188
Class G, 0.6969% 11/15/18 (d)(h)	308	157
Class H, 0.8369% 11/15/18 (d)(h)	237	111
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (h)	3,149	3,203
Series 2008-C2 Class A1, 5.017% 2/12/51	1,757	1,804
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	15,708	15,918
Series 2006-C6 Class A1, 5.23% 9/15/39	2,826	2,850
Series 2006-C7 Class A1, 5.279% 11/15/38	980	997
Series 2007-C1 Class A1, 5.391% 2/15/40 (h)	1,591	1,620
Series 2007-C2 Class A1, 5.226% 2/15/40	1,060	1,073
Series 2004-C2 Class XCP, 1.2292% 3/15/36 (d)(h)(i)	31,396	269
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	26	27
Series 2004-C6 Class XCP, 0.7715% 8/15/36 (d)(h)(i)	34,608	224
Series 2006-C1 Class XCP, 0.5108% 2/15/41 (h)(i)	184,498	1,706
Series 2006-C6 Class XCP, 0.8541% 9/15/39 (h)(i)	128,657	2,340
Series 2007-C1 Class XCP, 0.5131% 2/15/40 (h)(i)	51,593	663
Series 2007-C2 Class XCP, 0.7136% 2/15/40 (h)(i)	229,018	3,823
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (d)	2,500	2,562
Series 2001-WM, 6.754% 7/14/16 (d)	7,589	7,821
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6769% 9/15/21 (d)(h)	770	558
Class G, 0.6969% 9/15/21 (d)(h)	1,521	997
Class H, 0.7369% 9/15/21 (d)(h)	392	156
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	57	57
Series 2005-MKB2 Class A2, 4.806% 9/12/42	1,586	1,588
Series 2007-C1 Class A1, 4.533% 6/12/50	61	62
Series 2005-MCP1 Class XP, 0.7056% 6/12/43 (h)(i)	36,682	638
Series 2005-MKB2 Class XP, 0.398% 9/12/42 (h)(i)	16,859	113
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	1,360	1,381
Series 2007-8 Class A1, 4.622% 8/12/49	2,542	2,590
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-9 Class A2, 5.59% 9/12/49	$ 4,770	$ 4,934
Series 2006-4 Class XP, 0.816% 12/12/49 (h)(i)	104,236	2,133
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.537% 7/15/19 (d)(h)	554	76
Series 2007-XCLA Class A1, 0.537% 7/17/17 (d)(h)	1,718	722
Series 2007-XLCA Class B, 0.837% 7/17/17 (d)(h)	1,139	34
Series 2007-XLFA:
Class D, 0.527% 10/15/20 (d)(h)	449	103
Class E, 0.587% 10/15/20 (d)(h)	562	73
Class F, 0.637% 10/15/20 (d)(h)	337	30
Class G, 0.677% 10/15/20 (d)(h)	417	29
Class H, 0.767% 10/15/20 (d)(h)	262	8
Class J, 0.917% 10/15/20 (d)(h)	300	6
Class MHRO, 1.027% 10/15/20 (d)(h)	158	24
Class MJPM, 1.337% 10/15/20 (d)(h)	50	35
Class MSTR, 1.037% 10/15/20 (d)(h)	94	14
Class NHRO, 1.227% 10/15/20 (d)(h)	234	30
Class NSTR, 1.187% 10/15/20 (d)(h)	87	11
sequential payer:
Series 2003-IQ4 Class A1, 3.27% 5/15/40	914	914
Series 2003-IQ5 Class X2, 0.9866% 4/15/38 (d)(h)(i)	24,293	257
Series 2006-T23 Class A1, 5.682% 8/12/41	1,523	1,557
Series 2007-HQ11 Class A1, 5.246% 2/12/44	2,639	2,688
Series 2007-IQ13 Class A1, 5.05% 3/15/44	42	42
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	109	112
Class A2, 5.61% 4/15/49	12,445	12,788
Series 2007-T25 Class A1, 5.391% 11/12/49	67	68
Series 2003-IQ6 Class X2, 0.7193% 12/15/41 (d)(h)(i)	49,218	438
Series 2005-HQ5 Class X2, 0.3493% 1/14/42 (h)(i)	40,965	234
Series 2005-IQ9 Class X2, 1.2108% 7/15/56 (d)(h)(i)	43,525	711
Series 2005-TOP17 Class X2, 0.7617% 12/13/41 (h)(i)	31,435	442
Series 2006-HQ10 Class X2, 0.6959% 11/12/41 (d)(h)(i)	2,446	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class C, 0.937% 7/17/17 (d)(h)	$ 1,544	$ 46
Class D, 1.037% 7/17/17 (d)(h)	726	22
Class E, 1.137% 7/17/17 (d)(h)	590	18
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.5294% 3/12/35 (d)(h)(i)	44,124	460
Series 2003-TOP9 Class X2, 1.6444% 11/13/36 (d)(h)(i)	26,808	273
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3586% 4/4/27 (h)	6,327	6,333
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5369% 1/15/18 (d)(h)	859	857
Series 2006-WL7A:
Class E, 0.6169% 9/15/21 (d)(h)	938	504
Class F, 0.6769% 8/11/18 (d)(h)	1,264	626
Class G, 0.6969% 8/11/18 (d)(h)	1,198	573
Class J, 0.9369% 8/11/18 (d)(h)	266	54
Series 2007-WHL8:
Class AP1, 1.0369% 6/15/20 (d)(h)	68	37
Class AP2, 1.1369% 6/15/20 (d)(h)	112	56
Class F, 0.8169% 6/15/20 (d)(h)	2,172	543
Class LXR2, 1.1369% 6/15/20 (d)(h)	1,481	592
sequential payer:
Series 2006-C23 Class A2, 5.416% 1/15/45	8,100	8,182
Series 2006-C29 Class A1, 5.11% 11/15/48	183	185
Series 2007-C30 Class A1, 5.031% 12/15/43	2,164	2,192
Series 2007-C31 Class A1, 5.14% 4/15/47	1,282	1,298
Series 2003-C8 Class XP, 0.4798% 11/15/35 (d)(h)(i)	911	2
Series 2003-C9 Class XP, 0.6562% 12/15/35 (d)(h)(i)	1,502	4
Series 2005-C20 Class A3SF, 0.3859% 7/15/42 (h)	4,771	4,618
Series 2006-C23 Class X, 0.2462% 1/15/45 (d)(h)(i)	973,824	3,476
Series 2007-C30 Class XP, 0.6284% 12/15/43 (d)(h)(i)	251,606	3,718
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $348,663)		311,756
Municipal Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13 (Cost $9,917)	$ 9,917	$ 10,042
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.875% 11/19/12 (Cost $20,213)	20,250	20,404
Certificates of Deposit - 0.2%

Royal Bank of Canada New York Branch yankee 2.25% 3/15/13 (Cost $17,287)	17,298	17,528
Cash Equivalents - 1.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $116,888)	$ 116,891	116,888
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,771,268)		7,746,025
NET OTHER ASSETS - 0.0%		(2,853)
NET ASSETS - 100%		$ 7,743,172
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)

	August 2034	$ 303	$ (157)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)	Oct. 2034	370	(197)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	129	(76)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	4	(4)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)	Oct. 2034	404	(223)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	298	(238)
		$ 1,508	$ (895)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $880,635,000 or 11.4% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $199,186,000 or 2.6% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,441,000.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,516,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 6,871
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$116,888,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 7,870
Bank of America, NA	74,423
J.P. Morgan Securities, Inc.	7,953
Mizuho Securities USA, Inc.	26,642
$ 116,888
* Amount represents less than $1,000.
Affiliated Central Funds
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 44,351	$ -	$ 44,942*	$ -	0.0%
Total	$ 44,351	$ -	$ 44,942	$ -
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,795,941	$ -	$ 1,795,941	$ -
U.S. Government and Government Agency Obligations	3,709,002	-	3,709,002	-
U.S. Government Agency - Mortgage Securities	540,616	-	540,616	-
Asset-Backed Securities	812,127	-	782,435	29,692
Collateralized Mortgage Obligations	411,721	-	410,761	960
Commercial Mortgage Securities	311,756	-	272,703	39,053
Municipal Securities	10,042	-	10,042	-
Foreign Government and Government Agency Obligations	20,404	-	20,404	-
Certificates of Deposit	17,528	-	17,528	-
Cash Equivalents	116,888	-	116,888	-
Total Investments in Securities:	$ 7,746,025	$ -	$ 7,676,320	$ 69,705
Derivative Instruments:
Liabilities
Swap Agreements	$ (895)	$ -	$ -	$ (895)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 108,230
Total Realized Gain (Loss)	(6,745)
Total Unrealized Gain (Loss)	20,743
Cost of Purchases	28
Proceeds of Sales	(21,097)
Amortization/Accretion	(818)
Transfers in to Level 3	8,032
Transfers out of Level 3	(38,668)
Ending Balance	$ 69,705
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 11,391
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (814)
Total Unrealized Gain (Loss)	451
Transfers in to Level 3	(532)
Transfers out of Level 3	-
Ending Balance	$ (895)
Realized gain (loss) on Swap Agreements for the period	$ 33
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2010	$ 446

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $7,774,007,000. Net unrealized depreciation aggregated $27,982,000, of which $124,159,000 related to appreciated investment securities and $152,141,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $1,508,000 representing 0.02% of net assets.

Credit Risk. The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® U.S. Bond Index
U.S. Bond Index
Class F

May 31, 2010

1.816026.105

UBI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 5,542	$ 5,780
5.875% 3/15/11	2,058	2,122
		7,902
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,576
6.3% 3/1/38	7,045	8,028
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,090
5.3% 9/15/19	2,000	2,092
		14,786
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	4,199	4,294
5.875% 1/15/36	10,000	9,318
		13,612
Media - 0.9%
AOL Time Warner, Inc.:
6.875% 5/1/12	2,418	2,635
7.625% 4/15/31	3,250	3,737
Comcast Cable Communications, Inc. 6.75% 1/30/11	506	524
Comcast Corp.:
4.95% 6/15/16	1,862	1,964
5.5% 3/15/11	378	390
5.7% 5/15/18	2,940	3,179
5.7% 7/1/19	8,500	9,120
6.4% 3/1/40	1,000	1,052
6.55% 7/1/39	3,000	3,194
COX Communications, Inc. 4.625% 6/1/13	4,425	4,715
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,819
News America, Inc.:
5.3% 12/15/14	868	948
5.65% 8/15/20	1,000	1,083
6.15% 3/1/37	3,955	4,007
6.9% 3/1/19	2,110	2,461
6.9% 8/15/39	2,000	2,223
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,106
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.4% 7/2/12	$ 2,421	$ 2,595
5.85% 5/1/17	5,801	6,303
6.2% 7/1/13	2,302	2,557
6.75% 7/1/18	1,162	1,309
7.3% 7/1/38	4,000	4,569
8.75% 2/14/19	2,368	2,949
Time Warner, Inc.:
5.875% 11/15/16	2,131	2,354
6.5% 11/15/36	5,724	5,929
Viacom, Inc.:
4.375% 9/15/14	2,000	2,101
5.625% 9/15/19	1,000	1,062
6.125% 10/5/17	5,420	6,046
6.75% 10/5/37	1,865	2,006
Walt Disney Co. 5.5% 3/15/19	2,000	2,256
		91,193
Multiline Retail - 0.0%
Nordstrom, Inc. 4.75% 5/1/20	2,000	2,008
Specialty Retail - 0.2%
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,080
5.8% 4/15/40	2,000	2,109
Staples, Inc. 9.75% 1/15/14	10,000	12,247
		16,436
TOTAL CONSUMER DISCRETIONARY		145,937
CONSUMER STAPLES - 1.4%
Beverages - 0.1%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	2,073	2,265
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,118
5.75% 10/23/17	5,185	5,781
PepsiCo, Inc. 7.9% 11/1/18	6,000	7,686
		16,850
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
0.5519% 6/1/10 (f)	2,275	2,275
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.: - continued
6.125% 9/15/39	$ 1,000	$ 1,028
6.302% 6/1/37 (f)	5,809	5,257
Kroger Co. 3.9% 10/1/15	9,000	9,319
Safeway, Inc. 5% 8/15/19	1,000	1,049
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,412
5.625% 4/1/40	2,000	2,084
6.5% 8/15/37	8,275	9,603
		41,027
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,472
General Mills, Inc. 5.65% 2/15/19	13,501	14,966
Kellogg Co. 4.45% 5/30/16	2,000	2,150
Kraft Foods, Inc.:
5.625% 11/1/11	3,626	3,832
6% 2/11/13	7,895	8,713
6.125% 2/1/18	5,497	6,068
6.75% 2/19/14	535	610
6.875% 2/1/38	3,250	3,608
		44,419
Household Products - 0.1%
Procter & Gamble Co.:
3.15% 9/1/15	4,500	4,654
4.6% 1/15/14	4,000	4,338
		8,992
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,773	1,904
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	6,065	7,354
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	1,992
4.875% 5/16/13	8,937	9,651
5.65% 5/16/18	6,789	7,380
6.375% 5/16/38	1,450	1,628
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 2,899	$ 3,060
7.25% 6/15/37	7,220	7,061
		38,126
TOTAL CONSUMER STAPLES		151,318
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Halliburton Co.:
6.15% 9/15/19	2,000	2,188
7.45% 9/15/39	1,500	1,758
Rowan Companies, Inc. 7.875% 8/1/19	500	567
Transocean Ltd. 5.25% 3/15/13	3,433	3,509
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,811
5.15% 3/15/13	2,255	2,381
7% 3/15/38	5,580	5,433
		17,647
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	1,847
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,275
6.45% 9/15/36	2,675	2,533
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,051
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,771
5.7% 5/15/17	1,148	1,254
Cenovus Energy, Inc. 6.75% 11/15/39 (b)	2,000	2,170
ConocoPhillips:
4.6% 1/15/15	3,000	3,246
5.75% 2/1/19	2,902	3,219
6.5% 2/1/39	7,529	8,644
Devon Energy Corp. 5.625% 1/15/14	2,321	2,561
Duke Energy Field Services:
6.875% 2/1/11	2,291	2,371
7.875% 8/16/10	1,028	1,041
El Paso Natural Gas Co. 5.95% 4/15/17	926	968
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP:
5.875% 12/15/16	$ 1,789	$ 1,968
6.5% 4/15/18	2,350	2,631
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,175
Enterprise Products Operating LP:
4.6% 8/1/12	5,000	5,228
5.6% 10/15/14	1,937	2,096
5.65% 4/1/13	690	740
6.65% 4/15/18	2,000	2,207
7.55% 4/15/38	2,000	2,243
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,110
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,308
6.55% 9/15/40	3,000	2,954
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,101
Nexen, Inc.:
5.05% 11/20/13	3,809	4,078
5.2% 3/10/15	900	958
5.875% 3/10/35	3,710	3,481
6.4% 5/15/37	12,035	12,078
Pemex Project Funding Master Trust 1.557% 6/15/10 (b)(f)	1,233	1,227
Petro-Canada:
6.05% 5/15/18	3,650	3,988
6.8% 5/15/38	8,445	9,123
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	13,841
Plains All American Pipeline LP:
5.75% 1/15/20	1,000	1,021
6.125% 1/15/17	1,795	1,917
6.65% 1/15/37	2,795	2,788
Shell International Finance BV 1.875% 3/25/13	7,000	7,022
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,097
StatoilHydro ASA 2.9% 10/15/14	1,500	1,530
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,328
6.85% 6/1/39	2,000	2,159
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,000	1,006
6.35% 5/15/67 (f)	2,348	2,130
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp. 6.625% 6/15/37	$ 3,620	$ 3,456
XTO Energy, Inc.:
5% 1/31/15	1,733	1,900
5.65% 4/1/16	1,189	1,347
5.9% 8/1/12	4,410	4,822
		170,009
TOTAL ENERGY		187,656
FINANCIALS - 7.0%
Capital Markets - 1.7%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,816	1,837
5.3% 10/30/15	1,159	1,228
6.95% 8/10/12	1,338	1,469
BlackRock, Inc. 6.25% 9/15/17	11,603	13,131
Goldman Sachs Group, Inc.:
3.625% 8/1/12	1,500	1,508
5.25% 10/15/13	5,848	6,085
5.45% 11/1/12	3,733	3,882
5.625% 1/15/17	7,000	6,967
6.15% 4/1/18	1,951	1,993
6.6% 1/15/12	1,695	1,779
6.75% 10/1/37	24,510	22,948
6.875% 1/15/11	270	278
7.5% 2/15/19	1,741	1,922
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	13,646
Lazard Group LLC:
6.85% 6/15/17	3,804	3,917
7.125% 5/15/15	1,364	1,444
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	10,924	11,398
6.4% 8/28/17	3,140	3,215
6.875% 4/25/18	6,991	7,201
Morgan Stanley:
4.2% 11/20/14	7,250	7,020
4.75% 4/1/14	4,287	4,256
5.25% 11/2/12	242	253
5.45% 1/9/17	236	228
5.625% 9/23/19	2,000	1,911
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.95% 12/28/17	$ 5,745	$ 5,727
6% 5/13/14	3,000	3,110
6.6% 4/1/12	5,666	5,962
6.625% 4/1/18	5,055	5,191
7.3% 5/13/19	3,000	3,151
Northern Trust Corp. 5.5% 8/15/13	2,607	2,896
Royal Bank of Scotland PLC 4.875% 3/16/15	5,000	4,943
Scotland International Finance No. 2 BV 7.7% 8/15/10 (b)	968	979
State Street Corp. 4.3% 5/30/14	1,940	2,033
The Bank of New York, Inc.:
4.3% 5/15/14	6,000	6,385
4.95% 11/1/12	3,828	4,131
5.45% 5/15/19	2,000	2,168
UBS AG Stamford Branch:
3.875% 1/15/15	2,000	1,991
5.75% 4/25/18	1,700	1,731
5.875% 12/20/17	3,500	3,603
		173,517
Commercial Banks - 1.2%
American Express Bank FSB:
5.5% 4/16/13	4,052	4,374
6% 9/13/17	615	666
Bank of America NA:
5.3% 3/15/17	3,500	3,434
6% 10/15/36	2,419	2,213
Bank of Nova Scotia 2.25% 1/22/13	2,000	2,034
Bank One Corp. 5.25% 1/30/13	921	977
Barclays Bank PLC:
5% 9/22/16	800	790
5.2% 7/10/14	2,000	2,069
BB&T Capital Trust IV 6.82% 6/12/77 (f)	3,510	3,159
BB&T Corp. 6.5% 8/1/11	1,231	1,295
Chase Manhattan Corp. 7.875% 6/15/10	1,538	1,541
Credit Suisse New York Branch:
5% 5/15/13	9,285	9,876
6% 2/15/18	15,651	15,975
European Investment Bank 1.625% 3/15/13	3,000	3,003
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
5.125% 2/14/11	$ 2,892	$ 2,954
5.5% 10/17/12	2,235	2,372
Fifth Third Bancorp:
4.5% 6/1/18	122	114
8.25% 3/1/38	2,079	2,219
HSBC Holdings PLC 6.5% 9/15/37	10,000	10,153
JPMorgan Chase Bank 6% 10/1/17	2,075	2,217
KeyBank NA:
5.8% 7/1/14	1,109	1,177
7% 2/1/11	1,113	1,149
Korea Development Bank 4.625% 9/16/10	1,816	1,833
PNC Funding Corp. 6.7% 6/10/19	2,500	2,821
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(f)	2,905	2,755
UnionBanCal Corp. 5.25% 12/16/13	656	710
US Bancorp 3.15% 3/4/15	5,000	5,073
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,458
6.6% 1/15/38	10,000	10,426
Wachovia Corp.:
5.5% 5/1/13	14,000	15,154
5.625% 10/15/16	3,367	3,578
5.75% 6/15/17	2,905	3,090
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,381
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	575	594
Westpac Banking Corp.:
2.25% 11/19/12	2,200	2,211
4.875% 11/19/19	1,100	1,096
		130,941
Consumer Finance - 1.1%
American Express Co.:
7.25% 5/20/14	1,500	1,702
8.15% 3/19/38	8,500	11,133
Capital One Bank USA NA 8.8% 7/15/19	2,020	2,409
Capital One Financial Corp.:
5.7% 9/15/11	2,000	2,085
7.375% 5/23/14	5,000	5,680
Caterpillar Financial Services Corp. 2% 4/5/13	8,104	8,153
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
0.7856% 6/11/10 (f)	$ 3,984	$ 3,983
6.45% 6/12/17	2,263	2,260
10.25% 7/15/19	1,000	1,178
General Electric Capital Corp.:
5.25% 10/19/12	20,000	21,240
5.625% 9/15/17	7,044	7,451
5.625% 5/1/18	15,000	15,572
5.9% 5/13/14	10,000	10,925
6.375% 11/15/67 (f)	9,000	8,325
Household Finance Corp. 6.375% 10/15/11	1,842	1,948
HSBC Finance Corp.:
5.25% 1/14/11	1,296	1,321
5.25% 1/15/14	1,044	1,106
MBNA Corp. 7.5% 3/15/12	1,593	1,716
ORIX Corp. 5.48% 11/22/11	381	395
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,002
		110,584
Diversified Financial Services - 1.6%
Bank of America Corp. 5.75% 12/1/17	4,835	4,896
BB&T Corp. 3.85% 7/27/12	1,000	1,033
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	2,000	1,988
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,060
3.875% 3/10/15	2,000	2,025
4.75% 3/10/19	1,000	997
Capital One Capital V 10.25% 8/15/39	2,000	2,150
Capital One Capital VI 8.875% 5/15/40	1,000	1,031
Citigroup, Inc.:
5.3% 10/17/12	15,244	15,813
5.5% 4/11/13	13,899	14,317
6.125% 5/15/18	5,731	5,862
6.5% 1/18/11	1,295	1,332
6.5% 8/19/13	6,095	6,419
8.125% 7/15/39	8,000	9,133
8.5% 5/22/19	2,000	2,343
CME Group, Inc. 5.75% 2/15/14	501	552
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	1,971
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Bank AG London Branch: - continued
3.875% 8/18/14	$ 5,000	$ 5,140
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,559
6.375% 5/15/38	7,218	8,182
JPMorgan Chase & Co.:
3.7% 1/20/15	5,000	5,047
4.65% 6/1/14	4,000	4,230
4.891% 9/1/15 (f)	2,703	2,697
5.6% 6/1/11	3,066	3,184
5.75% 1/2/13	2,196	2,356
6.3% 4/23/19	10,000	10,886
6.75% 2/1/11	372	385
Kreditanstalt fuer Wiederaufbau:
1.875% 1/14/13	3,100	3,127
4% 1/27/20	3,000	3,037
4.875% 6/17/19	25,000	27,374
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,068
3.875% 9/16/15	4,000	4,157
TECO Finance, Inc. 4% 3/15/16	2,875	2,902
		171,253
Insurance - 0.7%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,285
Allstate Corp.:
6.2% 5/16/14	3,000	3,375
7.45% 5/16/19	3,000	3,553
American International Group, Inc.:
5.05% 10/1/15	3,000	2,595
5.85% 1/16/18	2,000	1,690
8.25% 8/15/18	4,000	3,900
Assurant, Inc. 5.625% 2/15/14	1,894	1,989
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	587
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,012
MetLife, Inc.:
5% 6/15/15	1,153	1,217
6.125% 12/1/11	981	1,039
7.717% 2/15/19	9,000	10,415
Metropolitan Life Global Funding I 4.625% 8/19/10 (b)	3,268	3,289
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
5.15% 1/15/13	$ 2,146	$ 2,268
5.4% 6/13/35	447	398
5.5% 3/15/16	421	444
5.7% 12/14/36	380	354
6.2% 1/15/15	1,340	1,474
7.375% 6/15/19	3,000	3,435
8.875% 6/15/38 (f)	2,944	3,121
The Chubb Corp.:
5.75% 5/15/18	4,175	4,603
6.5% 5/15/38	3,510	3,916
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	9,033
		70,992
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	572
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,984	2,987
5.25% 4/15/11	2,410	2,424
HRPT Properties Trust:
5.75% 11/1/15	881	908
6.25% 6/15/17	1,221	1,251
6.65% 1/15/18	612	631
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,110
		9,883
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,037
Duke Realty LP:
5.4% 8/15/14	5,172	5,312
5.625% 8/15/11	2,929	3,009
5.95% 2/15/17	630	636
6.25% 5/15/13	1,000	1,070
6.5% 1/15/18	1,000	1,052
ERP Operating LP 5.5% 10/1/12	3,403	3,654
Liberty Property LP:
5.125% 3/2/15	840	862
5.5% 12/15/16	1,000	1,031
Mack-Cali Realty LP 7.75% 2/15/11	967	1,000
Regency Centers LP:
5.25% 8/1/15	2,113	2,177
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP: - continued
5.875% 6/15/17	$ 1,046	$ 1,087
Simon Property Group LP:
4.6% 6/15/10	1,086	1,087
4.875% 8/15/10	668	671
Tanger Properties LP 6.15% 11/15/15	24	26
		23,711
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
5.65% 5/1/18	8,539	8,588
6.5% 8/1/16	15,000	15,977
7.375% 5/15/14	1,461	1,613
Countrywide Financial Corp. 5.8% 6/7/12	5,839	6,155
Independence Community Bank Corp. 4.9% 9/23/10	1,680	1,695
US Central Federal Credit Union:
1.25% 10/19/11	1,500	1,507
1.9% 10/19/12	1,500	1,520
		37,055
TOTAL FINANCIALS		727,936
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,329
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,138
Hospira, Inc. 6.4% 5/15/15	2,000	2,274
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,044
		6,456
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,709
6.3% 8/15/14	3,584	3,797
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,140
6.25% 6/15/14	2,000	2,244
7.25% 6/15/19	2,000	2,380
		12,270
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.5%
AstraZeneca PLC:
5.9% 9/15/17	$ 4,505	$ 5,159
6.45% 9/15/37	3,250	3,672
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,257
Merck & Co., Inc.:
4% 6/30/15	3,000	3,194
5% 6/30/19	5,970	6,428
5.85% 6/30/39	1,000	1,108
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,789
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,478
6.2% 3/15/19	4,000	4,646
7.2% 3/15/39	3,000	3,712
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,071
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,061
6.125% 8/15/19	1,000	1,071
		52,646
TOTAL HEALTH CARE		74,701
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	2,615	2,633
General Dynamics Corp. 1.8% 7/15/11	3,000	3,024
The Boeing Co.:
5% 3/15/14	3,000	3,299
6% 3/15/19	1,000	1,139
6.875% 3/15/39	1,000	1,211
United Technologies Corp.:
4.5% 4/15/20	4,000	4,177
5.7% 4/15/40	2,000	2,116
6.125% 2/1/19	4,000	4,616
		22,215
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	177	177
Continental Airlines, Inc.:
6.648% 3/15/19	2,794	2,794
6.9% 7/2/19	827	818
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	$ 347	$ 342
7.57% 11/18/10	11,089	11,200
		15,331
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19 (b)	4,000	4,222
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10	2,504	2,542
5.45% 10/15/12	613	672
6% 10/15/17	2,902	3,276
6.55% 10/15/37	4,250	4,882
General Electric Co. 5.25% 12/6/17	18,540	19,847
		31,219
Machinery - 0.1%
Caterpillar, Inc. 5.3% 9/15/35	7,000	6,903
Deere & Co.:
4.375% 10/16/19	2,000	2,090
5.375% 10/16/29	1,000	1,054
		10,047
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,133
CSX Corp. 7.375% 2/1/19	10,000	12,003
Norfolk Southern Corp. 5.75% 1/15/16	10,000	11,201
		28,337
TOTAL INDUSTRIALS		111,371
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,073
4.45% 1/15/20	2,000	2,053
4.95% 2/15/19	3,479	3,728
5.9% 2/15/39	12,416	13,165
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nokia Corp.:
5.375% 5/15/19	$ 1,000	$ 1,065
6.625% 5/15/39	1,000	1,123
		24,207
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	2,000	2,220
Hewlett-Packard Co. 4.75% 6/2/14	8,300	9,082
		11,302
Electronic Equipment & Components - 0.1%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,082
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,198
6% 10/1/12	3,840	4,141
6.55% 10/1/17	2,338	2,670
7.125% 10/1/37	2,475	2,767
		13,858
IT Services - 0.2%
International Business Machines Corp. 7.625% 10/15/18	13,000	16,343
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,024
5.5% 5/15/12	1,586	1,691
5.625% 12/15/19	1,000	1,058
8.25% 5/15/14	3,902	4,546
		8,319
Software - 0.1%
Microsoft Corp.:
2.95% 6/1/14	2,000	2,075
4.2% 6/1/19	2,000	2,107
Oracle Corp. 5.75% 4/15/18	7,400	8,352
		12,534
TOTAL INFORMATION TECHNOLOGY		86,563
MATERIALS - 1.0%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,017
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.:
4.85% 8/15/12	$ 10,000	$ 10,508
5.9% 2/15/15	2,500	2,694
7.6% 5/15/14	3,000	3,437
8.55% 5/15/19	3,000	3,558
9.4% 5/15/39	3,000	3,925
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,103
4.625% 1/15/20	3,000	3,124
Lubrizol Corp. 8.875% 2/1/19	919	1,113
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	2,000	2,053
4.875% 3/30/20	1,500	1,551
Praxair, Inc. 3.25% 9/15/15	3,200	3,271
		40,354
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,977
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,263
6.8% 8/1/19	3,000	3,381
Pactiv Corp.:
5.875% 7/15/12	1,697	1,742
6.4% 1/15/18	1,732	1,762
		10,148
Metals & Mining - 0.5%
ArcelorMittal SA 9.85% 6/1/19	2,000	2,441
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,957	2,087
5.5% 4/1/14	2,500	2,779
6.5% 4/1/19	2,500	2,908
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,024
6.25% 10/1/39	1,600	1,625
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,233	3,529
6.5% 7/15/18	3,785	4,186
7.125% 7/15/28	8,480	9,472
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
5.625% 9/15/19	$ 6,210	$ 6,342
6.25% 1/23/17	9,395	10,088
		46,481
TOTAL MATERIALS		98,960
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,966
AT&T, Inc.:
5.8% 2/15/19	4,000	4,409
6.3% 1/15/38	838	873
6.7% 11/15/13	1,162	1,329
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,002	3,504
British Telecommunications PLC:
9.125% 12/15/10 (a)	2,692	2,804
9.125% 12/15/30	4,515	5,642
CenturyTel, Inc.:
6.15% 9/15/19	5,000	4,861
7.6% 9/15/39	2,500	2,354
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,591
5.875% 8/20/13	10,000	10,877
6.75% 8/20/18	3,595	4,039
France Telecom SA 5.375% 7/8/19	4,000	4,289
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,355
5.875% 2/1/12	2,707	2,901
5.875% 8/15/12	968	1,055
6.15% 9/15/34	5,270	5,362
6.45% 6/15/34	11,795	12,447
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,151
5.25% 10/1/15	4,571	4,567
6.999% 6/4/18	1,776	1,870
7.175% 6/18/19	6,000	6,356
Telefonica Emisiones SAU:
4.949% 1/15/15	3,000	3,110
5.877% 7/15/19	2,000	2,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU: - continued
6.421% 6/20/16	$ 1,151	$ 1,279
7.045% 6/20/36	2,600	2,769
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,215
6.35% 4/1/19	6,000	6,795
6.9% 4/15/38	6,025	6,744
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,152
Verizon New England, Inc. 6.5% 9/15/11	882	935
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,844
		123,509
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 11/15/37	8,365	8,052
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	11,231
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,500	4,762
5.875% 10/1/19	2,905	3,087
6.35% 3/15/40 (b)	1,000	1,020
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,600
8.5% 11/15/18	3,486	4,359
Vodafone Group PLC:
3.375% 11/24/15	1,000	996
5% 12/16/13	2,275	2,451
5.45% 6/10/19	6,000	6,304
5.5% 6/15/11	2,735	2,849
		47,711
TOTAL TELECOMMUNICATION SERVICES		171,220
UTILITIES - 1.7%
Electric Utilities - 1.1%
AmerenUE 6.4% 6/15/17	2,959	3,275
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,427
8.875% 11/15/18	2,000	2,528
Commonwealth Edison Co.:
5.4% 12/15/11	6,418	6,800
5.8% 3/15/18	9,945	10,941
Duke Energy Carolinas LLC 5.25% 1/15/18	4,355	4,738
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duke Energy Corp. 3.95% 9/15/14	$ 4,500	$ 4,658
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,362
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,869
Illinois Power Co. 6.125% 11/15/17	3,364	3,695
Nevada Power Co. 6.5% 8/1/18	1,555	1,754
Northern States Power Co. 5.25% 3/1/18	10,500	11,510
Oncor Electric Delivery Co. 6.375% 5/1/12	2,705	2,923
PacifiCorp 6% 1/15/39	6,193	6,681
Pennsylvania Electric Co. 6.05% 9/1/17	757	819
Pepco Holdings, Inc.:
6.125% 6/1/17	400	429
6.45% 8/15/12	800	869
7.45% 8/15/32	200	227
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,358
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	688	602
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,716
6% 12/1/39	3,200	3,199
7.1% 3/1/11	3,353	3,500
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	1,980
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,666
Tampa Electric Co.:
6.15% 5/15/37	6,260	6,626
6.55% 5/15/36	5,500	6,032
Virginia Electric & Power Co. 5% 6/30/19	5,000	5,267
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,460
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,041
		110,952
Gas Utilities - 0.0%
EQT Corp. 8.125% 6/1/19	1,000	1,196
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	458
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,071	3,159
		4,813
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,173
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,636
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,068
		10,877
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 5.95% 2/1/17	$ 1,181	$ 1,233
Consolidated Edison Co. of New York, Inc. 5.5% 12/1/39	2,500	2,456
Dominion Resources, Inc.:
4.75% 12/15/10	3,894	3,974
6.3% 9/30/66 (f)	1,000	925
7.5% 6/30/66 (f)	1,000	970
DTE Energy Co. 7.05% 6/1/11	974	1,024
KeySpan Corp. 7.625% 11/15/10	490	505
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,081
5.875% 10/1/12	2,893	3,156
6.5% 9/15/37	7,605	8,305
National Grid PLC 6.3% 8/1/16	1,463	1,648
NiSource Finance Corp.:
5.25% 9/15/17	835	859
5.4% 7/15/14	1,334	1,431
5.45% 9/15/20	5,111	5,140
6.4% 3/15/18	1,532	1,662
7.875% 11/15/10	1,012	1,040
Sempra Energy:
6% 10/15/39	1,000	1,018
6.5% 6/1/16	3,000	3,428
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	6,114	5,564
WPS Resources Corp. 6.11% 12/1/66 (f)	874	787
		49,206
TOTAL UTILITIES		175,848
TOTAL NONCONVERTIBLE BONDS (Cost $1,781,331)		1,931,510
U.S. Government and Government Agency Obligations - 42.4%

U.S. Government Agency Obligations - 7.6%
Fannie Mae:
1% 4/4/12	60,970	61,045
1.25% 6/22/12	38,060	38,224
1.75% 2/22/13	22,745	22,960
2% 1/9/12	3,050	3,105
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
2.5% 5/15/14	$ 44,844	$ 45,804
2.75% 3/13/14	63,630	65,659
3.625% 2/12/13	55,295	58,599
5% 2/16/12	13,565	14,503
Federal Farm Credit Bank 3% 9/22/14	50,000	51,750
Federal Home Loan Bank:
1.625% 11/21/12	102,720	103,623
3.625% 5/29/13	20,575	21,868
Freddie Mac:
1.125% 7/27/12	76,270	76,333
2.125% 3/23/12	63,126	64,584
3.75% 3/27/19	2,300	2,332
4.875% 6/13/18	98,230	108,560
6.75% 3/15/31	26,000	33,102
Tennessee Valley Authority:
5.25% 9/15/39	20,000	20,902
5.375% 4/1/56	5,395	5,751
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		798,704
U.S. Treasury Obligations - 33.2%
U.S. Treasury Bills, yield at date of purchase:
0% 11/26/10	217,000	216,764
0.22% 11/18/10	240,100	239,862
U.S. Treasury Bonds:
3.5% 2/15/39	19,000	16,714
4.25% 5/15/39	26,000	26,106
4.375% 2/15/38	11,000	11,299
4.375% 11/15/39	100	103
4.375% 5/15/40	16,000	16,430
4.5% 2/15/36	18,000	18,939
4.5% 5/15/38	15,000	15,724
4.5% 8/15/39	39,000	40,792
4.625% 2/15/40	23,000	24,560
4.75% 2/15/37	11,000	12,021
5% 5/15/37	11,000	12,485
5.375% 2/15/31	11,000	12,994
6.25% 5/15/30	94,000	122,362
8% 11/15/21	75,392	106,633
8.75% 5/15/17	8,000	11,075
8.875% 8/15/17	5,000	6,995
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8.875% 2/15/19	$ 7,000	$ 10,074
9% 11/15/18	4,000	5,787
9.125% 5/15/18	3,000	4,331
U.S. Treasury Notes:
0.75% 11/30/11	34,000	34,052
0.75% 5/31/12	11,000	10,993
0.875% 1/31/11	30,000	30,110
0.875% 2/28/11	30,000	30,114
0.875% 5/31/11	26,000	26,115
1% 7/31/11	32,000	32,184
1% 8/31/11	32,000	32,184
1% 9/30/11	33,000	33,192
1% 10/31/11	35,000	35,189
1% 12/31/11	5,000	5,025
1% 4/30/12	36,000	36,165
1.125% 6/30/11	31,000	31,223
1.375% 10/15/12	9,100	9,189
1.5% 12/31/13	22,300	22,223
1.75% 1/31/14	19,700	19,782
1.75% 3/31/14	50,700	50,795
1.875% 2/28/14	50,660	51,036
1.875% 4/30/14	23,821	23,953
2.125% 5/31/15	83,000	83,104
2.25% 5/31/14	25,170	25,646
2.375% 9/30/14	137,410	140,104
2.375% 2/28/15	32,434	32,956
2.5% 3/31/13	18,030	18,713
2.5% 4/30/15	105,000	107,116
2.625% 6/30/14	122,801	126,715
2.625% 7/31/14	28,000	28,886
2.625% 12/31/14	204,900	210,727
2.625% 2/29/16	13,600	13,723
2.75% 2/28/13	8,270	8,632
2.75% 11/30/16	25,000	25,090
2.875% 6/30/10	29,652	29,716
3% 8/31/16	12,402	12,670
3% 9/30/16	22,000	22,454
3.125% 4/30/13	14,500	15,305
3.125% 10/31/16	23,900	24,546
3.125% 5/15/19	14,260	14,129
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.25% 5/31/16	$ 14,200	$ 14,781
3.25% 12/31/16	25,000	25,813
3.375% 6/30/13	320,960	341,271
3.375% 7/31/13	14,000	14,879
3.375% 11/15/19	62,740	63,127
3.5% 2/15/18	25,000	26,023
3.5% 5/15/20	58,000	58,960
3.625% 8/15/19	48,000	49,309
3.625% 2/15/20	59,600	61,132
3.75% 11/15/18	40,000	41,891
3.875% 2/15/13	8,878	9,544
3.875% 5/15/18	20,000	21,269
4% 2/15/14	20,600	22,370
4% 2/15/15	9,600	10,453
4% 8/15/18	22,000	23,538
4.125% 5/15/15	19,300	21,143
4.25% 1/15/11	10,000	10,245
4.25% 8/15/13	22,600	24,655
4.25% 11/15/13	22,007	24,063
4.25% 11/15/14	6,580	7,242
4.25% 11/15/17	16,000	17,554
4.5% 2/28/11	12,000	12,370
4.5% 9/30/11	11,000	11,582
4.5% 4/30/12	12,300	13,185
4.5% 5/15/17	13,000	14,512
4.625% 8/31/11	12,000	12,610
4.625% 7/31/12	8,700	9,417
4.625% 11/15/16	15,000	16,801
4.625% 2/15/17	14,000	15,702
4.75% 8/15/17	14,000	15,851
4.875% 7/31/11	11,000	11,560
5% 2/15/11	17,000	17,558
5% 8/15/11	19,000	20,033
5.125% 6/30/11	12,000	12,603
5.125% 5/15/16	13,100	15,049
TOTAL U.S. TREASURY OBLIGATIONS		3,473,901
Other Government Related - 1.6%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (c)	30,000	30,431
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (c)	$ 50,000	$ 50,888
2.125% 7/12/12 (FDIC Guaranteed) (c)	52,060	53,090
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (c)	25,000	25,495
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (c)	9,504	9,920
TOTAL OTHER GOVERNMENT RELATED		169,824
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,327,080)		4,442,429
U.S. Government Agency - Mortgage Securities - 35.0%

Fannie Mae - 26.7%
3.765% 2/1/40 (f)	10,054	10,402
4% 4/1/24 to 2/1/40	200,727	201,601
4% 6/1/25 (d)	55,000	56,378
4% 6/1/25 (d)	2,000	2,050
4.5% 5/1/18 to 2/1/40	486,489	499,575
4.5% 6/1/25 (d)	43,000	44,975
4.5% 6/1/25 (d)	40,200	42,047
4.5% 6/1/40 (d)	17,000	17,345
4.5% 6/1/40 (d)	36,000	36,730
4.543% 11/1/34 (f)	9,707	10,188
5% 12/1/17 to 5/1/40	464,828	489,751
5% 6/1/25 (d)	15,200	16,138
5% 4/1/40 (d)(e)	6,000	6,220
5% 5/1/40 (d)(e)	2,000	2,096
5% 6/1/40 (d)(e)	36,200	37,884
5% 6/1/40 (d)	14,000	14,651
5.079% 11/1/34 (f)	44,036	46,093
5.5% 5/1/21 to 3/1/40 (d)	460,961	492,522
5.5% 6/1/40 (d)(e)	213,000	227,193
6% 8/1/22 to 9/1/39	346,386	375,878
6% 6/1/40 (d)	11,000	11,847
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 5/1/31 to 10/1/38	$ 146,976	$ 160,829
11.5% 8/1/14	0 *	0*
TOTAL FANNIE MAE		2,802,393
Freddie Mac - 2.4%
4.861% 3/1/35 (f)	21,382	22,704
5% 4/1/23 to 4/1/40	51,066	53,687
5% 6/1/40 (d)	80,500	84,264
5.047% 9/1/35 (f)	31,530	33,190
5.053% 12/1/35 (f)	13,762	14,440
5.366% 3/1/36 (f)	14,096	14,702
5.826% 9/1/37 (f)	8,909	9,435
6% 4/1/32	7,625	8,338
6% 5/1/40 (d)	6,000	6,479
11.75% 9/1/13	5	6
TOTAL FREDDIE MAC		247,245
Government National Mortgage Association - 5.9%
4% 4/15/39 to 3/15/40	13,872	13,875
4.5% 8/15/39 to 9/15/39	95,544	98,337
4.5% 6/1/40 (d)	32,000	32,844
4.5% 6/1/40 (d)	31,000	31,818
5% 6/15/38 to 11/15/39	128,007	135,391
5% 6/1/40 (d)	54,000	56,917
5% 6/1/40 (d)(e)	15,000	15,810
5.5% 10/15/35 to 9/15/39	31,401	33,907
5.5% 6/1/40 (d)	19,000	20,373
5.5% 6/1/40 (d)	17,000	18,228
5.5% 6/1/40 (d)	44,000	47,179
6% 11/15/34 to 11/15/39	18,384	19,998
6% 6/1/40 (d)	57,500	62,186
6.5% 1/15/32 to 2/15/39	29,474	32,255
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		619,118
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,562,059)		3,668,756
Asset-Backed Securities - 0.5%
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	$ 97	$ 97
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	750	742
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (f)	137	134
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	5,000	5,164
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,432
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,021
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	619	639
Chase Issuance Trust:
Series 2008-9 Class A, 4.26% 5/15/13	4,900	5,049
Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,381
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	5,000	5,206
Series 2009-A3 Class A3, 2.7% 6/24/13	1,000	1,017
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,090
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,070
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (b)	463	470
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,979
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	177	184
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	1,518	1,214
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (f)	113	109
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (f)	192	183
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5728% 12/25/36 (f)	377	13
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.4128% 2/25/37 (f)	181	176
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	498	510
TOTAL ASSET-BACKED SECURITIES (Cost $45,103)		46,880
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0935% 12/10/49 (f)	$ 1,268	$ 1,304
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,416	283
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.8369% 7/16/34 (b)(f)	1,268	1,239
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (f)	98	100
Class A3, 5.447% 6/12/47 (f)	2,405	2,423
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	572
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	5,429	5,634
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	175
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,303)		11,730
Commercial Mortgage Securities - 3.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.91% 5/10/45 (f)	1,480	1,568
Series 2006-4 Class A1, 5.363% 7/10/46 (f)	217	219
Series 2006-5:
Class A1, 5.185% 9/10/47	532	537
Class A2, 5.317% 9/10/47	4,894	4,990
Class A3, 5.39% 9/10/47	1,768	1,776
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,571
Series 2007-2 Class A1, 5.421% 4/10/49	182	187
Series 2007-4 Class A3, 6.0019% 2/10/51 (f)	1,265	1,291
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	111
Series 2007-3:
Class A3, 5.837% 6/10/49 (f)	2,118	2,192
Class A4, 5.837% 6/10/49 (f)	2,643	2,502
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	87	87
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,698
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	$ 1,576	$ 1,598
Class A4, 4.153% 11/10/38	1,608	1,625
Series 2004-4 Class A3, 4.128% 7/10/42	199	199
Series 2005-1 Class A3, 4.877% 11/10/42	2,409	2,408
Series 2006-1 Class A1, 5.219% 9/10/45 (f)	598	603
Series 2007-1 Class A2, 5.381% 1/15/49	3,810	3,880
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	696
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	317	301
Class K, 6.15% 5/11/35 (b)	590	520
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	3,939	4,006
Series 2005-6 Class A3, 5.3503% 9/10/47 (f)	2,282	2,339
Series 2007-1 Class B, 5.543% 1/15/49	763	237
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6469% 3/15/22 (b)(f)	545	480
Class D, 0.6969% 3/15/22 (b)(f)	552	475
Class E, 0.7369% 3/15/22 (b)(f)	456	383
Series 2006-BIX1 Class F, 0.6469% 10/15/19 (b)(f)	939	723
Bayview Commercial Asset Trust:
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(g)	3,255	120
Series 2007-5A Class IO, 3.047% 10/25/37 (b)(f)(g)	7,382	790
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.5869% 3/15/22 (b)(f)	97	63
Class E, 0.6369% 3/15/22 (b)(f)	507	311
Class F, 0.6869% 3/15/22 (b)(f)	311	180
Class G, 0.7369% 3/15/22 (b)(f)	80	44
Class H, 0.8869% 3/15/22 (b)(f)	97	48
Class J, 1.0369% 3/15/22 (b)(f)	97	39
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	499	508
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,340	1,366
Series 2006-T24 Class A1, 4.905% 10/12/41 (f)	919	936
Series 2007-PW16 Class A4, 5.9076% 6/11/40 (f)	16,612	16,610
Series 2007-PW17 Class A1, 5.282% 6/11/50	364	370
Series 2007-T26 Class A1, 5.145% 1/12/45 (f)	357	365
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,632
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A1, 5.415% 4/12/38 (f)	$ 141	$ 141
Class A4, 5.6286% 4/12/38 (f)	159	167
Series 2007-PW15 Class A1, 5.016% 2/11/44	175	179
Series 2007-PW16:
Class B, 5.9076% 6/11/40 (b)(f)	203	73
Class C, 5.9076% 6/11/40 (b)(f)	169	52
Class D, 5.9076% 6/11/40 (b)(f)	169	44
Series 2007-T28 Class A1, 5.422% 9/11/42	200	206
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,571
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	508	507
Class F, 7.734% 1/15/32	275	274
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(f)	1,275	1,310
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.6469% 8/16/21 (b)(f)	453	372
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	9,437
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	2,142	1,877
Series 2007-C6:
Class A1, 5.622% 12/10/49 (f)	1,296	1,326
Class A4, 5.8882% 12/10/49 (f)	9,950	9,825
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	247	250
Class A2A, 5.237% 12/11/49	6,129	6,250
Class A4, 5.322% 12/11/49	1,882	1,781
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,210
Class C, 5.476% 12/11/49	2,387	668
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0152% 5/15/46 (f)	1,268	1,296
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	685
COMM pass-thru certificates:
floater:
Series 2005-F10A Class C, 0.6069% 4/15/17 (b)(f)	1,020	806
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class C, 0.6369% 11/15/17 (b)(f)	$ 1,289	$ 1,147
Class D, 0.6769% 11/15/17 (b)(f)	67	59
Class E, 0.7269% 11/15/17 (b)(f)	238	205
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	40	40
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,629
Series 2007-C9 Class A4, 6.0098% 12/10/49 (f)	2,805	2,825
Series 2006-C8 Class B, 5.44% 12/10/46	2,196	770
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (f)	66	66
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	6,371
Series 2006-C5 Class AJ, 5.373% 12/15/39	2,568	1,334
Series 2007-C2:
Class A1, 5.269% 1/15/49	38	39
Class A2, 5.448% 1/15/49 (f)	9,580	9,776
Class A3, 5.542% 1/15/49 (f)	2,536	2,315
Series 2007-C3:
Class A1, 5.664% 6/15/39 (f)	81	82
Class A4, 5.9118% 6/15/39 (f)	10,213	9,357
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,217	7,488
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	1,148	1,024
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6869% 4/15/22 (b)(f)	4,524	1,764
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,268	1,328
Series 2004-C1:
Class A3, 4.321% 1/15/37	344	350
Class A4, 4.75% 1/15/37	590	602
Series 1998-C1 Class D, 7.17% 5/17/40	118	119
Series 1999-C1 Class E, 8.1581% 9/15/41 (f)	553	552
Series 2006-C1 Class A3, 5.711% 2/15/39 (f)	6,695	6,830
Credit Suisse Mortgage Capital Certificates:
floater Series 200-TFL1 Class B, 0.4869% 2/15/22 (b)(f)	480	312
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	91	92
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(f)	1,938	223
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	$ 452	$ 443
Class G, 6.936% 3/15/33 (b)	834	800
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	12,144
Series 2005-C1 Class B, 4.846% 6/10/48 (f)	362	269
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.47% 11/5/21 (b)(f)	477	325
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	601	608
Series 2007-GG11:
Class A1, 5.358% 12/10/49	747	772
Class A2, 5.597% 12/10/49	2,536	2,607
Series 2007-GG9:
Class A1, 5.233% 3/10/39	3	3
Class A4, 5.444% 3/10/39	3,687	3,563
Series 2006-GG7:
Class A3, 6.0847% 7/10/38 (f)	3,342	3,434
Class A4, 6.0847% 7/10/38 (f)	10,980	11,138
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A:
Class C, 0.5247% 6/6/20 (b)(f)	64	47
Class D, 0.5647% 6/6/20 (b)(f)	302	190
Class E, 0.6547% 6/6/20 (b)(f)	351	214
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	393	404
Series 2006-GG6 Class A2, 5.506% 4/10/38	7,436	7,532
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,902	1,941
Series 2007-GG10:
Class A1, 5.69% 8/10/45	218	224
Class A2, 5.778% 8/10/45	604	618
Class A4, 5.9988% 8/10/45 (f)	933	876
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.4669% 11/15/18 (b)(f)	5,000	4,300
Class B, 0.5069% 11/15/18 (b)(f)	1,058	751
Class C, 0.5469% 11/15/18 (b)(f)	752	489
Class D, 0.5669% 11/15/18 (b)(f)	44	26
Class E, 0.6169% 11/15/18 (b)(f)	65	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class F, 0.6669% 11/15/18 (b)(f)	$ 98	$ 52
Class G, 0.6969% 11/15/18 (b)(f)	85	44
Class H, 0.8369% 11/15/18 (b)(f)	65	31
sequential payer:
Series 2006-CB14 Class A3B, 5.6694% 12/12/44 (f)	3,771	3,851
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	1,909	1,962
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	816
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (f)	602	605
Class A3, 5.336% 5/15/47	529	508
Series 2007-CB19 Class A4, 5.9366% 2/12/49 (f)	17,057	16,478
Series 2007-LD11 Class A2, 5.9913% 6/15/49 (f)	3,560	3,647
Series 2007-LDP10 Class A1, 5.122% 1/15/49	93	95
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,490	3,270
Series 2004-LDP4 Class D, 5.2913% 10/15/42 (f)	1,141	630
Series 2005-CB13 Class E, 5.5269% 1/12/43 (b)(f)	642	219
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	379
Series 2007-CB19:
Class B, 5.9366% 2/12/49 (f)	108	36
Class C, 5.9366% 2/12/49 (f)	283	95
Class D, 5.9366% 2/12/49 (f)	298	91
Series 2007-LDP10 Class ES, 5.5451% 1/15/49 (b)(f)	656	33
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	523	524
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1496% 7/15/44 (f)	3,327	3,185
Series 1998-C1 Class D, 6.98% 2/18/30	521	526
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	241	248
Series 2001-C3 Class A1, 6.058% 6/15/20	33	34
Series 2006-C1 Class A2, 5.084% 2/15/31	581	589
Series 2006-C3 Class A1, 5.478% 3/15/32	52	53
Series 2006-C6:
Class A1, 5.23% 9/15/39	159	160
Class A2, 5.262% 9/15/39 (f)	2,213	2,259
Series 2006-C7:
Class A1, 5.279% 11/15/38	937	953
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7:
Class A2, 5.3% 11/15/38	$ 1,395	$ 1,425
Class A3, 5.347% 11/15/38	945	943
Series 2007-C1:
Class A1, 5.391% 2/15/40 (f)	95	97
Class A3, 5.398% 2/15/40	5,000	5,159
Class A4, 5.424% 2/15/40	1,163	1,129
Series 2007-C2:
Class A1, 5.226% 2/15/40	61	61
Class A3, 5.43% 2/15/40	611	588
Series 2000-C5 Class E, 7.29% 12/15/32	89	90
Series 2001-C3 Class B, 6.512% 6/15/36	2,451	2,542
Series 2001-C7 Class D, 6.514% 11/15/33	1,395	1,403
Series 2004-C4 Class A2, 4.567% 6/15/29 (f)	86	87
Series 2007-C1:
Class C, 5.533% 2/15/40 (f)	2,790	586
Class D, 5.563% 2/15/40 (f)	507	86
Class E, 5.582% 2/15/40 (f)	254	37
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,584	1,531
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,055
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (b)	363	374
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5669% 9/15/21 (b)(f)	406	337
Class E, 0.6269% 9/15/21 (b)(f)	1,465	1,147
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	207	210
Series 2005-CKI1 Class A3, 5.405% 11/12/37 (f)	2,082	2,124
Series 2005-LC1 Class F, 5.5536% 1/12/44 (b)(f)	1,103	382
Series 2006-C1 Class A2, 5.7934% 5/12/39 (f)	1,788	1,863
Series 2007-C1 Class A4, 6.0197% 6/12/50 (f)	4,800	4,733
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,639
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3701% 12/12/49 (f)	591	547
sequential payer:
Series 2006-1 CLass A3, 5.6441% 2/12/39 (f)	1,349	1,385
Series 2006-4:
Class A2, 5.112% 12/12/49 (f)	995	1,006
Class ASB, 5.133% 12/12/49 (f)	1,090	1,128
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A1, 4.275% 8/12/48	$ 58	$ 58
Class A3, 5.364% 8/12/48	495	486
Class A4, 5.378% 8/12/48	51	46
Class B, 5.479% 2/12/17	3,804	263
Series 2007-6:
Class A1, 5.175% 3/12/51	78	80
Class A4, 5.485% 3/12/51 (f)	2,000	1,849
Series 2007-7 Class A4, 5.81% 6/12/50 (f)	4,438	4,240
Series 2007-8 Class A1, 4.622% 8/12/49	165	169
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,268	358
Series 2007-7 Class B, 5.75% 6/12/50	110	19
Series 2007-8 Class A3, 6.1549% 8/12/49 (f)	1,094	1,088
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.797% 8/15/19 (b)(f)	26	23
Series 2006-XLF:
Class F, 0.657% 7/15/19 (b)(f)	1,221	1,099
Class G, 0.697% 7/15/19 (b)(f)	694	486
Series 2007-XLFA:
Class C, 0.497% 10/15/20 (b)(f)	728	291
Class MHRO, 1.027% 10/15/20 (b)(f)	174	26
Class MJPM, 1.337% 10/15/20 (b)(f)	51	36
Class MSTR, 1.037% 10/15/20 (b)(f)	95	14
Class NHRO, 1.227% 10/15/20 (b)(f)	267	35
Class NSTR, 1.187% 10/15/20 (b)(f)	87	11
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,883	1,890
Series 2006-HQ10 Class A1, 5.131% 11/12/41	293	297
Series 2006-T23 Class A1, 5.682% 8/12/41	853	872
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	148	150
Class A31, 5.439% 2/12/44 (f)	642	648
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	164	167
Class A4, 5.364% 3/15/44	5,000	4,809
Series 2007-IQ14 Class A1, 5.38% 4/15/49	378	389
Series 2007-T25 Class A2, 5.507% 11/12/49	2,691	2,821
Series 2006-HQ8 Class A3, 5.61% 3/12/44 (f)	1,967	2,011
Series 2006-HQ9 Class B, 5.832% 7/12/44 (f)	1,882	1,214
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11:
Class A3, 5.9045% 10/15/42 (f)	$ 2,104	$ 2,187
Class A4, 5.9405% 10/15/42 (f)	380	394
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,268	437
Series 2006-T23 Class A3, 5.9806% 8/12/41 (f)	647	676
Series 2007-HQ11 Class B, 5.538% 2/20/44 (f)	2,299	816
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	1,902	1,756
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	16	16
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	870	874
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	155	162
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (b)	1,078	1,102
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.6169% 9/15/21 (b)(f)	252	135
Series 2007-WHL8:
Class AP1, 1.0369% 6/15/20 (b)(f)	17	10
Class AP2, 1.1369% 6/15/20 (b)(f)	30	15
Class F, 0.8169% 6/15/20 (b)(f)	583	146
Class LXR1, 1.0369% 6/15/20 (b)(f)	156	78
Class LXR2, 1.1369% 6/15/20 (b)(f)	398	159
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	313	314
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	2,120	2,140
Series 2003-C8 Class A3, 4.445% 11/15/35	5,522	5,628
Series 2006-C24 Class A2, 5.506% 3/15/45	840	851
Series 2006-C27 Class A2, 5.624% 7/15/45	1,133	1,151
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,425
Series 2007-C30:
Class A1, 5.031% 12/15/43	126	128
Class A3, 5.246% 12/15/43	1,089	1,085
Class A4, 5.305% 12/15/43	373	359
Class A5, 5.342% 12/15/43	1,357	1,198
Series 2007-C31:
Class A1, 5.14% 4/15/47	73	74
Class A4, 5.509% 4/15/47	7,866	7,178
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.7351% 6/15/49 (f)	$ 9,622	$ 9,873
Class A3, 5.9286% 6/15/49 (f)	7,152	6,806
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(f)	602	494
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (b)(f)	975	907
Class 180B, 5.5782% 10/15/41 (b)(f)	444	400
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	865
Series 2005-C22:
Class B, 5.5348% 12/15/44 (f)	2,812	1,548
Class F, 5.5348% 12/15/44 (b)(f)	2,115	561
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	7,395	7,443
Series 2006-C25 Class AM, 5.9261% 5/15/43 (f)	664	578
Series 2006-C29 Class E, 5.516% 11/15/48 (f)	1,268	371
Series 2007-C30 Class C, 5.483% 12/15/43 (f)	3,804	600
Series 2007-C31 Class C, 5.8829% 4/15/47 (f)	348	70
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0995% 2/15/51 (f)	839	781
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $321,943)		389,148
Municipal Securities - 0.3%

California Gen. Oblig.:
5.25% 4/1/14	5,000	5,221
7.55% 4/1/39	15,000	15,883
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	7,460	7,533
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,003
TOTAL MUNICIPAL SECURITIES (Cost $28,956)		29,640
Foreign Government and Government Agency Obligations - 0.9%

Brazilian Federative Republic 5.625% 1/7/41	13,000	12,545
Canadian Government 2.375% 9/10/14	3,000	3,049
Chilean Republic 7.125% 1/11/12	3,016	3,260
Italian Republic:
2.125% 10/5/12	2,000	1,979
3.125% 1/26/15	16,000	15,500
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Ontario Province:
1.875% 11/19/12	$ 2,000	$ 2,015
4% 10/7/19	15,000	15,042
4.1% 6/16/14	15,000	15,980
United Mexican States:
5.125% 1/15/20	15,000	15,225
6.05% 1/11/40	6,000	6,048
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $89,569)		90,643
Supranational Obligations - 1.3%

African Development Bank:
1.75% 10/1/12	1,000	1,010
euro 3% 5/27/14	5,000	5,161
Asian Development Bank 2.75% 5/21/14	30,000	30,797
Corporacion Andina de Fomento:
5.2% 5/21/13	240	258
6.875% 3/15/12	390	422
8.125% 6/4/19	2,000	2,415
European Bank for Reconstruction and Development 1.25% 6/10/11	1,500	1,499
European Investment Bank:
1.75% 9/14/12	4,000	4,037
2.875% 1/15/15	5,000	5,091
3.125% 6/4/14	72,000	74,729
Inter-American Development Bank:
3.875% 9/17/19	5,000	5,153
euro 1.75% 10/22/12	5,000	5,041
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,018
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $134,667)		139,631
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (f)	$ 1,042	$ 792
MUFG Capital Finance 1 Ltd. 6.346% (f)	1,861	1,688
TOTAL PREFERRED SECURITIES (Cost $1,636)		2,480
Cash Equivalents - 9.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $985,817)	$ 985,840	985,817
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $11,287,464)		11,738,664
NET OTHER ASSETS - (12.1)%		(1,265,064)
NET ASSETS - 100%		$ 10,473,600
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,440,000 or 0.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $169,824,000 or 1.6% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$985,817,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 66,376
Bank of America, NA	627,670
J.P. Morgan Securities, Inc.	67,074
Mizuho Securities USA, Inc.	224,697
$ 985,817
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,931,510	$ -	$ 1,931,510	$ -
U.S. Government and Government Agency Obligations	4,442,429	-	4,442,429	-
U.S. Government Agency - Mortgage Securities	3,668,756	-	3,668,756	-
Asset-Backed Securities	46,880	-	45,653	1,227
Collateralized Mortgage Obligations	11,730	-	11,730	-
Commercial Mortgage Securities	389,148	-	382,462	6,686
Municipal Securities	29,640	-	29,640	-
Foreign Government and Government Agency Obligations	90,643	-	90,643	-
Supranational Obligations	139,631	-	139,631	-
Preferred Securities	2,480	-	2,480	-
Cash Equivalents	985,817	-	985,817	-
Total Investments in Securities:	$ 11,738,664	$ -	$ 11,730,751	$ 7,913
Other Financial Instruments:
Forward Commitments	$ (1,101)	$ -	$ (1,101)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 9,597
Total Realized Gain (Loss)	664
Total Unrealized Gain (Loss)	1,761
Cost of Purchases	-
Proceeds of Sales	(1,708)
Amortization/Accretion	175
Transfers in to Level 3	3,549
Transfers out of Level 3	(6,125)
Ending Balance	$ 7,913
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 1,842

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $11,392,958,000. Net unrealized appreciation aggregated $345,706,000, of which $356,651,000 related to appreciated investment securities and $10,945,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010